UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-06206
                                                     ---------------------

                   Nuveen Insured Quality Municipal Fund, Inc.
 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)



                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
 ------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                Kevin J. McCarthy
                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
------------------------------------------------------------------------------
                     (Name and address of agent for service)

      Registrant's telephone number, including area code:  (312) 917-7700
                                                           -------------------

                  Date of fiscal year end: October 31
                                           ------------------

                  Date of reporting period: April 30, 2008
                                            ------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.


Semi-Annual Report | Nuveen Investments
    April 30, 2008 | Municipal Closed-End Funds

Photo of: Small child

                        NUVEEN INSURED
                        QUALITY MUNICIPAL
                        FUND, INC.
                        NQI

                        NUVEEN INSURED
                        MUNICIPAL OPPORTUNITY
                        FUND, INC.
                        NIO

                        NUVEEN PREMIER
                        INSURED MUNICIPAL
                        INCOME FUND, INC.
                        NIF

                        NUVEEN INSURED
                        PREMIUM INCOME
                        MUNICIPAL FUND 2
                        NPX

                        NUVEEN INSURED
                        DIVIDEND ADVANTAGE
                        MUNICIPAL FUND
                        NVG

                        NUVEEN INSURED
                        TAX-FREE ADVANTAGE
                        MUNICIPAL FUND
                        NEA

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                                                     |    Investments

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

Chairman's

LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------

Photo of: Timothy R. Schwertfeger

Timothy R. Schwertfeger
Chairman of the Board

It is with a variety of emotions that I write my last letter to Nuveen Fund shareholders. For a dozen years, it has been my privilege to communicate periodically with you through these annual and semi-annual reports about the performance and uses of your Fund. Over that time, I've tried to emphasize the central role that quality municipal bonds can play in creating attractive opportunities for current tax-free income, long-term return and portfolio diversification. I firmly believe that all our Fund shareholders, working in conjunction with a trusted financial advisor, have the potential to reach their financial objectives by using Nuveen Funds as a core component of a well-balanced portfolio.

As I noted in your Fund's last shareholder report, Nuveen Investments was acquired in November 2007 by a group led by Madison Dearborn Partners, LLC. While this event had no impact on the investment objectives, portfolio management strategies or dividend policies of your Fund, it did provide a convenient point to begin implementing a long-planned transition in the senior management team at Nuveen. As a part of this process, I will be leaving the Board of the Nuveen Funds on June 30, 2008.

In addition, Nuveen and your Fund's Board determined that Fund shareholders would be best served by having an independent director serve as the new chairman of the Fund Board. Therefore, I am very excited and pleased to report that I will be succeeded as chairman of your Nuveen Fund Board by Robert Bremner. A member of the Board since 1997, Bob is a management consultant and private investor not affiliated with Nuveen. Over the years, he has played a critical role on the Fund Board, most recently as the lead independent director, and I know Bob and the other Board members are determined to maintain the standards and commitment to quality that you have come to expect from your Nuveen investment.

Please take the time to review the Portfolio Manager's Comments, the Common Share Dividend and Share Price Information, and the Performance Overview sections of this report. All of us are grateful that you have chosen Nuveen Investments as a partner as you pursue your financial goals, and, on behalf of Bob Bremner and the other members of your Fund's Board, let me say we look forward to continuing to earn your trust in the months and years ahead.

Sincerely,

/s/ Timothy R. Schwertfeger

Timothy R. Schwertfeger
Chairman of the Board
June 16, 2008

Portfolio Manager's COMMENTS
--------------------------------------------------------------------------------

Nuveen Investments Municipal Closed-End Funds |  NQI, NIO, NIF,
                                              |  NPX, NVG, NEA

Portfolio manager Paul Brennan reviews key investment strategies and the six-month performance of these six insured Funds. With 19 years of industry experience, including 17 years at Nuveen, Paul assumed portfolio management responsibility for the six insured Funds in 2006.

WHAT KEY STRATEGIES WERE USED TO MANAGE THESE FUNDS DURING THE SIX-MONTH REPORTING PERIOD ENDED APRIL 30, 2008?

During this six-month period, the municipal market experienced a great deal of volatility, as issues related to the sub-prime mortgage industry had an indirect, but important, influence on the municipal market's performance. The continued uncertainty about municipal bond insurers contributed to a turbulent municipal market environment, as did tighter liquidity stemming from problems in the credit markets. We sought to capitalize on this environment by continuing to focus on relative value, using a fundamental approach to find undervalued sectors and individual credits with the potential to perform well over the long term.

As the market discounted bonds that were out of favor, such as credits backed by certain municipal bond insurers or bonds with investment characteristics perceived to have more risk exposure, we took advantage of opportunities that we considered overlooked and undervalued to selectively add these types of bonds to our portfolios.

In addition, we believed that the steepening municipal yield curve began to offer better reward opportunities for purchases made further out on the curve. As a result, many of the additions to our portfolios emphasized longer maturities. We also added exposure to the short end of the yield curve by purchasing variable rate demand obligations (VRDOs) at very attractive yields. VRDOs are floating-rate securities that offer interest rates set daily or weekly based on an index of short-term municipal rates. Our purchase activity during this period was directed toward bonds with unusual structures and characteristics that we believed represented opportunities to add value, manage duration and volatility and support the Funds' income streams.

To generate cash for purchases, we selectively sold some holdings with shorter durations,(1) including pre-refunded bonds,(2) at attractive prices resulting from high demand. Selling shorter duration bonds and reinvesting further out on the yield curve also helped to improve the Funds' overall call protection profiles. In addition, a number of our new purchases were funded with cash generated by bond redemptions.

Discussions of specific investments are for illustrative purposes only and are not intended as recommendations of individual investments. The views expressed in this commentary represent those of the portfolio manager as of the date of this report and are subject to change at any time, based on market conditions and other factors. The Funds disclaim any obligation to advise shareholders of such changes.

(1) Duration is a measure of a bond's price sensitivity as interest rates change, with longer duration bonds displaying more sensitivity to these changes than bonds with shorter durations.

(2) Advance refundings, also known as pre-refundings or refinancings, occur when an issuer sells new bonds and uses the proceeds to fund principal and interest payments of older existing bonds. This process often results in lower borrowing costs for bond issuers.

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   4
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

As noted earlier, over the course of the entire reporting period, we saw the municipal yield curve steepen, as municipal bond interest rates at the short end of the curve declined and longer rates rose. In this environment, we continued to emphasize a disciplined approach to duration management. As part of this strategy, we use inverse floating rate securities,(3) a type of derivative financial instrument, in all six of these Funds. Inverse floaters typically provide the dual benefit of bringing the Funds' durations closer to our strategic target and enhancing their income-generation capabilities. Going into this period, NPX also used forward interest rate swaps, another type of derivative financial instrument. The goal of this strategy was to help us manage NPX's common share net asset value (NAV) volatility without having a negative impact on its income stream or common share dividends over the short term.

HOW DID THE FUNDS PERFORM?

Individual results for these Funds, as well as relevant index and peer group information, are presented in the accompanying table.

Total Returns on Common Share Net Asset Value*

For periods ended 4/30/08

                                          Six-Month   1-Year   5-Year   10-Year

NQI                                         -2.19%    -2.08%    3.43%    5.29%
NIO                                         -1.05%    -0.86%    3.72%    5.35%
NIF                                         -1.62%    -1.31%    3.50%    5.07%
NPX                                         -1.16%    -1.06%    3.57%    5.35%
NVG                                          0.31%     1.16%    4.51%      NA
NEA                                          0.32%     1.60%    4.93%      NA

Lipper Insured
Municipal Debt
Funds Average(4)                            -1.58%    -1.68%    3.77%    5.01%

Lehman Brothers
Insured Municipal
Bond Index(5)                                0.89%     2.24%    3.98%    5.29%

For the six months ended April 30, 2008, the cumulative return on common share NAV for all six Funds in this report underperformed the return on the Lehman Brothers Insured Municipal Bond Index. The six-month returns for NIO, NPX, NVG and NEA exceeded the average return for the Lipper Insured Municipal Debt Funds Average, NIF performed in line with the peer group and NQI underperformed the peer group average.

One of the major factors impacting the six-month performance of these Funds in relation to that of the unleveraged Lehman Brothers Insured Municipal Bond Index was the use of financial leverage. While leverage provides opportunities for additional income and total returns for common shareholders, the benefits of leveraging are tied

*Six-month returns are cumulative; returns for one-year, five-year, and ten-year are annualized.

Past performance is not predictive of future results. Current performance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares.

For additional information, see the individual Performance Overview for your Fund in this report.

(3) An inverse floating rate security is a financial instrument designed to pay long-term tax-exempt interest at a rate that varies inversely with a short-term tax-exempt interest rate index. For the Nuveen Funds, the index typically used is the Securities Industry and Financial Markets (SIFM) Municipal Swap Index (previously referred to as the Bond Market Association Index or BMA). Inverse floaters, including those inverse floating rate securities in which the Funds invested during this reporting period, are further defined within the Notes to Financial Statements and Glossary of Terms Used in This Report sections of this shareholder report.

(4) The Lipper Insured Municipal Debt Funds Average is calculated using the returns of all closed-end funds in this category for each period as follows: 6 months, 23; 1 year, 23; 5 years, 21; and 10 years, 16. Fund and Lipper returns assume reinvestment of dividends.

(5) The Lehman Brothers Insured Municipal Bond Index is an unleveraged, unmanaged national index comprising a broad range of insured municipal bonds. Results for the Lehman index do not reflect any expenses.

                                                                           -----
                                                                            5
                                                                           -----
in part to the short-term rates that leveraged Funds pay their preferred shareholders. The Funds' borrowing costs remained relatively high, negatively impacting their total returns.

Another key factor with a major impact on the performances of these insured Funds involved their relative exposures to bonds backed by municipal bond insurers that had their credit ratings downgraded. As concern increased about the balance sheets of these insurers, prices on bonds insured by these companies declined for many insured bonds. Price declines were not limited to certain insured bonds during this reporting period, many other bonds saw their prices decline also. The concerns about the financial health of these bond insurers led to poor investment performance relative to other comparable rated bonds.

Other factors that influenced the Funds' returns included yield curve and duration positioning, the use of derivatives, and credit exposure and sector allocations.

During this six-month period, bonds in the Lehman Brothers Municipal Bond Index with maturities of eight years or less, especially those maturing in two to six years, benefited the most from changes in the interest rate environment. As a result, these shorter maturity bonds generally outperformed credits with longer maturities. Bonds having the longest maturities (22 years and longer) posted the worst returns. As previously noted, one of our strategies during this period focused on adding longer bonds to our portfolios as the yield curve steepened, based on our belief that these bonds offered good long-term potential. This purchase activity helped to extend the Funds' durations, which generally had a negative impact on performance during this six months. Among these Funds, NVG and NEA were better positioned in terms of duration, with less exposure to the underperforming long part of the yield curve than the other four Funds in this report.

As mentioned earlier, all six of these Funds used inverse floaters as part of our duration management strategies. These inverse floaters negatively impacted performance due to the fact that they effectively increased the Funds' exposure to longer maturity bonds during a period when shorter maturities were in favor in the market. However, the inverse floaters also benefited the Funds by helping to support their income streams.

-----
   6
-----

In general, bonds with higher credit quality, except those insured by the troubled bond insurers, outperformed those with lower credit quality. The underperformance of the lower quality sector was largely the result of risk-averse investors' flight to quality as disruptions in the financial and housing markets deepened. The performances of these six insured Funds generally benefited from their higher quality holdings. This included pre-refunded bonds, which performed exceptionally well due primarily to their shorter effective maturities and higher credit quality. Among these Funds, NVG, NEA, and NIO had the heaviest weightings of pre-refunded bonds, while NQI held the fewest of these bonds. Sectors of the market that generally contributed positively to the Funds' performances included general obligation bonds, water and sewer, electric utilities and special tax issues.

RECENT DEVELOPMENTS REGARDING BOND INSURANCE COMPANIES AND FUND POLICY CHANGES

The portfolios of investments reflect the ratings on certain bonds insured by AMBAC, CIFG, FGIC, MBIA and XLCA as of April 30, 2008. During the period covered by this report, at least one rating agency reduced the rating for AMBAC-insured and MBIA-insured bonds to AA and at least one rating agency further reduced the ratings for FGIC-insured and XLCA-insured bonds to BB. Subsequent to April 30, 2008, and at the time this report was prepared, at least one rating agency further reduced the rating for CIFG-insured bonds to BB and MBIA-insured bonds to A. As of April 30, 2008, at least one rating agency has placed XLCA-insured bonds on "negative credit watch" and one or more rating agencies have placed each of these insurers on "negative outlook", which may presage one or more rating reductions for such insurer or insurers in the future. If one or more insurers' ratings are reduced by these rating agencies, it would likely reduce the effective rating of many of the bonds insured by that insurer or insurers. It is important to note that municipal bonds historically have had a very low rate of default.

During March 2008, the Nuveen Funds' Board of Directors/Trustees approved changes to the investment policies of all of the Nuveen insured municipal closed-end funds. The new policies require that (1) at least 80% of a Fund's net assets must be invested in insured municipal bonds guaranteed by insurers rated "A" or better by at least one rating agency at the time of purchase; (2) at least 80% of a Fund's net assets must be invested in municipal bonds rated "AA" or better by at least one rating agency (with or without insurance), deemed to be of comparable quality by the Adviser, or backed by an escrow or trust containing sufficient U.S. Government or Government agency

                                                                           -----
                                                                            7
                                                                           -----
securities at the time of purchase; and (3) up to 20% of a Fund's net assets may be invested in uninsured municipal bonds rated "A" to "BBB" by at least one rating agency or deemed to be of comparable quality by the Adviser at the time of purchase. These policy changes are designed to increase portfolio manager flexibility and retain the insured nature of the Funds' investment portfolios for current and future environments. Some Funds may require shareholder approval prior to implementing these policy changes.

RECENT DEVELOPMENTS IN THE AUCTION RATE PREFERRED MARKETS

Beginning in February 2008, more shares for sale were submitted in the regularly scheduled auctions for the preferred shares issued by these Funds than there were offers to buy. This meant that these auctions "failed to clear" and that many or all auction preferred shareholders who wanted to sell their shares in these auctions were unable to do so. This decline in liquidity in auction preferred shares did not lower the credit quality of these shares, and auction preferred shareholders unable to sell their shares received distributions at the "maximum rate" applicable to failed auctions as calculated in accordance with the pre-established terms of the auction preferred shares. At the time this report was prepared, the Funds' managers could not predict when future auctions might succeed in attracting sufficient buyers for the shares offered, if ever. The Funds' managers are working diligently to refund the auction preferred shares, and have made progress in these efforts, but at present there is no assurance that these efforts will succeed. These developments generally do not affect the management or investment policies of these Funds. However, one implication of these auction failures for common shareholders is that the Funds' cost of leverage will likely be higher, at least temporarily, than it otherwise would have been had the auctions continued to be successful. As a result, the Funds' future common share earnings may be lower than they otherwise would have been.

For current, up-to-date information, please visit the Nuveen CEF Auction Rate Preferred Resource Center at:
http://www.nuveen.com/ResourceCenter/AuctionRatePreferred.aspx.

-----
   8
-----

Common Share
Dividend and Share Price
                                                                     INFORMATION
--------------------------------------------------------------------------------

As previously noted, all of the Funds in this report use leverage to potentially enhance opportunities for additional income for common shareholders. This strategy continued to provide support for the Funds' income streams during this turbulent period. As a result, the dividends of all six Funds remained stable throughout the six-month reporting period ended April 30, 2008.

Due to capital gains generated by normal portfolio activity, common shareholders of NIO received a long-term capital gains distribution of $0.0019 per share at the end of December 2007.

All of the Funds in this report seek to pay stable dividends at rates that reflect each Fund's past results and projected future performance. During certain periods, each Fund may pay dividends at a rate that may be more or less than the amount of net investment income actually earned by the Fund during the period. If a Fund has cumulatively earned more than it has paid in dividends, it holds the excess in reserve as undistributed net investment income (UNII) as part of the Fund's common share NAV. Conversely, if a Fund has cumulatively paid dividends in excess of its earnings, the excess constitutes negative UNII that is likewise reflected in the Fund's common share NAV. Each Fund will, over time, pay all of its net investment income as dividends to shareholders. As of April 30, 2008, all of the Funds in this report had positive UNII balances, based upon our best estimate, for tax purposes and negative UNII balances for financial statement purposes.

As of April 30, 2008, the Funds' common share prices were trading at discounts to their common share NAVs as shown in the accompanying chart:

                                                     4/30/08          Six-Month
                                                    Discount   Average Discount

NQI                                                   -5.57%             -6.12%
NIO                                                   -6.40%             -8.45%
NIF                                                   -8.93%            -10.32%
NPX                                                  -10.18%            -10.80%
NVG                                                   -8.92%            -10.07%
NEA                                                   -2.57%             -3.00%

                                                                           -----
                                                                            9
                                                                           -----

NQI         | Nuveen Insured
Performance | Quality Municipal
OVERVIEW    | Fund, Inc.

                                                            as of April 30, 2008

Credit Quality (as a % of total investments)(1)

PIE CHART:
Insured              78%
U.S. Guaranteed      19%
GNMA Guaranteed       3%


BAR CHART:
2007-2008 Monthly Tax-Free Dividends Per Share
May   $0.0605
Jun    0.0605
Jul    0.0605
Aug    0.0605
Sep    0.0605
Oct    0.0605
Nov    0.0605
Dec    0.0605
Jan    0.0605
Feb    0.0605
Mar    0.0605
Apr    0.0605


LINE CHART:
Share Price Performance -- Weekly Closing Price
5/01/07                 $14.71
                         14.71
                         14.63
                         14.62
                         14.59
                         14.46
                         14.33
                         14.09
                         14.03
                         14.11
                         13.97
                         13.80
                         13.73
                         13.88
                         13.95
                         13.80
                         13.47
                         13.66
                         13.70
                         14.27
                         14.03
                         13.92
                         13.84
                         13.94
                         13.72
                         13.80
                         13.60
                         13.73
                         13.50
                         13.29
                         13.30
                         13.44
                         13.68
                         13.40
                         13.20
                         13.34
                         14.10
                         14.40
                         13.94
                         14.14
                         14.15
                         14.26
                         13.55
                         13.58
                         13.12
                         13.68
                         13.20
                         13.03
                         13.32
                         13.36
                         13.26
                         13.36
                         13.33
4/30/08                  13.40

Fund Snapshot
--------------------------------------------------------------------------------
Common Share Price                                                    $  13.40
--------------------------------------------------------------------------------
Common Share Net Asset Value                                          $  14.19
--------------------------------------------------------------------------------
Premium/(Discount) to NAV                                                -5.57%
--------------------------------------------------------------------------------
Market Yield                                                              5.42%
--------------------------------------------------------------------------------
Taxable-Equivalent Yield(2)                                               7.53%
--------------------------------------------------------------------------------
Net Assets Applicable to Common Shares ($000)                         $543,235
--------------------------------------------------------------------------------
Average Effective Maturity on Securities (Years)                         17.06
--------------------------------------------------------------------------------
Leverage-Adjusted Duration                                               12.27
--------------------------------------------------------------------------------

Average Annual Total Return
(Inception 12/19/90)
--------------------------------------------------------------------------------
                               On Share Price                    On NAV
--------------------------------------------------------------------------------
6-Month (Cumulative)                1.10%                        -2.19%
--------------------------------------------------------------------------------
1-Year                             -3.88%                        -2.08%
--------------------------------------------------------------------------------
5-Year                              1.57%                         3.43%
--------------------------------------------------------------------------------
10-Year                             4.90%                         5.29%
--------------------------------------------------------------------------------

States
(as a % of total investments)
--------------------------------------------------------------------------------
California                                                                19.4%
--------------------------------------------------------------------------------
Texas                                                                     10.9%
--------------------------------------------------------------------------------
Illinois                                                                   9.6%
--------------------------------------------------------------------------------
New York                                                                   9.6%
--------------------------------------------------------------------------------
Washington                                                                 7.9%
--------------------------------------------------------------------------------
Florida                                                                    4.6%
--------------------------------------------------------------------------------
Nevada                                                                     3.6%
--------------------------------------------------------------------------------
Kentucky                                                                   3.6%
--------------------------------------------------------------------------------
Louisiana                                                                  3.0%
--------------------------------------------------------------------------------
Ohio                                                                       2.6%
--------------------------------------------------------------------------------
Colorado                                                                   2.5%
--------------------------------------------------------------------------------
Arizona                                                                    2.0%
--------------------------------------------------------------------------------
Hawaii                                                                     2.0%
--------------------------------------------------------------------------------
Other                                                                     18.7%
--------------------------------------------------------------------------------

Industries
(as a % of total investments)
--------------------------------------------------------------------------------
Tax Obligation/Limited                                                    19.8%
--------------------------------------------------------------------------------
Transportation                                                            19.7%
--------------------------------------------------------------------------------
U.S. Guaranteed                                                           19.3%
--------------------------------------------------------------------------------
Tax Obligation/General                                                    12.7%
--------------------------------------------------------------------------------
Health Care                                                                9.7%
--------------------------------------------------------------------------------
Utilities                                                                  8.0%
--------------------------------------------------------------------------------
Other                                                                     10.8%
--------------------------------------------------------------------------------

(1) The percentages shown in the foregoing chart may reflect the ratings on certain bonds insured by AMBAC, CIFG, FGIC, MBIA and XLCA as of April 30, 2008. Please see the Portfolio Manager's Commentary for an expanded discussion of the affect on the Fund of changes to the ratings of certain bonds in the portfolio resulting from changes to the ratings of the underlying insurers both during the period and after period end.

(2) Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment, in order to equal the yield of the Fund on an after-tax basis. It is based on a federal income tax rate of 28%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

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  10
-----

NIO         | Nuveen Insured
Performance | Municipal Opportunity
OVERVIEW    | Fund, Inc.

                                                            as of April 30, 2008

Credit Quality (as a % of total investments)(1)

PIE CHART:
Insured              71%
U.S. Guaranteed      29%

BAR CHART:
2007-2008 Monthly Tax-Free Dividends Per Share(3)
May   $0.0615
Jun    0.0615
Jul    0.0615
Aug    0.0615
Sep    0.0615
Oct    0.0580
Nov    0.0580
Dec    0.0580
Jan    0.0580
Feb    0.0580
Mar    0.0580
Apr    0.0580


LINE CHART:
Share Price Performance -- Weekly Closing Price
5/01/07                 $14.92
                         14.95
                         14.94
                         14.99
                         14.82
                         14.80
                         14.58
                         14.15
                         14.22
                         14.25
                         14.12
                         14.10
                         14.13
                         14.18
                         14.11
                         13.71
                         14.05
                         14.01
                         14.12
                         14.37
                         14.20
                         14.02
                         14.12
                         13.91
                         13.62
                         13.64
                         13.60
                         13.58
                         13.30
                         13.12
                         13.39
                         13.29
                         13.29
                         13.16
                         13.26
                         13.19
                         13.83
                         13.86
                         13.73
                         14.30
                         14.20
                         14.51
                         13.52
                         13.47
                         13.04
                         13.49
                         12.99
                         12.85
                         13.30
                         13.23
                         13.41
                         13.45
                         13.61
4/30/08                  13.60

Fund Snapshot
--------------------------------------------------------------------------------
Common Share Price                                                  $    13.60
--------------------------------------------------------------------------------
Common Share Net Asset Value                                        $    14.53
--------------------------------------------------------------------------------
Premium/(Discount) to NAV                                                -6.40%
--------------------------------------------------------------------------------
Market Yield                                                              5.12%
--------------------------------------------------------------------------------
Taxable-Equivalent Yield(2)                                               7.11%
--------------------------------------------------------------------------------
Net Assets Applicable to Common Shares ($000)                       $1,178,785
--------------------------------------------------------------------------------
Average Effective Maturity on Securities (Years)                         15.11
--------------------------------------------------------------------------------
Leverage-Adjusted Duration                                               10.44
--------------------------------------------------------------------------------

Average Annual Total Return
(Inception 9/19/91)
--------------------------------------------------------------------------------
                                On Share Price                   On NAV
--------------------------------------------------------------------------------
6-Month (Cumulative)                 2.93%                       -1.05%
--------------------------------------------------------------------------------
1-Year                              -3.90%                       -0.86%
--------------------------------------------------------------------------------
5-Year                               2.61%                        3.72%
--------------------------------------------------------------------------------
10-Year                              4.72%                        5.35%
--------------------------------------------------------------------------------

States
(as a % of total investments)
--------------------------------------------------------------------------------
California                                                                20.3%
--------------------------------------------------------------------------------
Texas                                                                      9.9%
--------------------------------------------------------------------------------
Alabama                                                                    6.8%
--------------------------------------------------------------------------------
Nevada                                                                     5.0%
--------------------------------------------------------------------------------
New York                                                                   4.6%
--------------------------------------------------------------------------------
Louisiana                                                                  4.5%
--------------------------------------------------------------------------------
Colorado                                                                   4.4%
--------------------------------------------------------------------------------
Michigan                                                                   4.0%
--------------------------------------------------------------------------------
Florida                                                                    3.9%
--------------------------------------------------------------------------------
Illinois                                                                   3.8%
--------------------------------------------------------------------------------
Massachusetts                                                              3.3%
--------------------------------------------------------------------------------
South Carolina                                                             3.2%
--------------------------------------------------------------------------------
Ohio                                                                       2.6%
--------------------------------------------------------------------------------
Indiana                                                                    2.2%
--------------------------------------------------------------------------------
Pennsylvania                                                               2.0%
--------------------------------------------------------------------------------
Other                                                                     19.5%
--------------------------------------------------------------------------------

Industries
(as a % of total investments)
--------------------------------------------------------------------------------
U.S. Guaranteed                                                           28.5%
--------------------------------------------------------------------------------
Tax Obligation/Limited                                                    19.2%
--------------------------------------------------------------------------------
Transportation                                                            13.4%
--------------------------------------------------------------------------------
Tax Obligation/General                                                    12.0%
--------------------------------------------------------------------------------
Utilities                                                                  8.5%
--------------------------------------------------------------------------------
Health Care                                                                6.8%
--------------------------------------------------------------------------------
Water and Sewer                                                            6.1%
--------------------------------------------------------------------------------
Other                                                                      5.5%
--------------------------------------------------------------------------------

(1) The percentages shown in the foregoing chart may reflect the ratings on certain bonds insured by AMBAC, CIFG, FGIC, MBIA and XLCA as of April 30, 2008. Please see the Portfolio Manager's Commentary for an expanded discussion of the affect on the Fund of changes to the ratings of certain bonds in the portfolio resulting from changes to the ratings of the underlying insurers both during the period and after period end.

(2) Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment, in order to equal the yield of the Fund on an after-tax basis. It is based on a federal income tax rate of 28%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

(3) The Fund paid shareholders a capital gains distribution in December 2007 of $0.0019 per share.

                                                                           -----
                                                                            11
                                                                           -----

NIF         | Nuveen Premier
Performance | Insured Municipal
OVERVIEW    | Income Fund, Inc.

                                                            as of April 30, 2008

Credit Quality (as a % of total investments)(1)

PIE CHART:
Insured              78%
U.S. Guaranteed      21%
GNMA Guaranteed       1%


BAR CHART:
2007-2008 Monthly Tax-Free Dividends Per Share
May   $0.0610
Jun    0.0570
Jul    0.0570
Aug    0.0570
Sep    0.0570
Oct    0.0530
Nov    0.0530
Dec    0.0530
Jan    0.0530
Feb    0.0530
Mar    0.0530
Apr    0.0530


LINE CHART:
Share Price Performance -- Weekly Closing Price
5/01/07                 $14.78
                         14.78
                         14.83
                         14.92
                         14.84
                         14.83
                         14.24
                         13.87
                         13.78
                         13.81
                         13.84
                         13.72
                         13.85
                         13.80
                         13.79
                         13.72
                         13.44
                         13.61
                         13.74
                         14.04
                         13.82
                         13.75
                         13.78
                         13.67
                         13.45
                         13.31
                         13.24
                         13.30
                         12.92
                         12.53
                         12.75
                         12.93
                         13.03
                         12.81
                         12.81
                         13.05
                         13.58
                         13.63
                         13.41
                         13.62
                         13.48
                         13.62
                         12.91
                         13.14
                         12.54
                         13.02
                         12.65
                         12.64
                         13.08
                         13.15
                         13.17
                         13.14
                         13.04
4/30/08                  13.06

Fund Snapshot
--------------------------------------------------------------------------------
Common Share Price                                                    $  13.06
--------------------------------------------------------------------------------
Common Share Net Asset Value                                          $  14.34
--------------------------------------------------------------------------------
Premium/(Discount) to NAV                                                -8.93%
--------------------------------------------------------------------------------
Market Yield                                                              4.87%
--------------------------------------------------------------------------------
Taxable-Equivalent Yield(2)                                               6.76%
--------------------------------------------------------------------------------
Net Assets Applicable to Common Shares ($000)                         $278,488
--------------------------------------------------------------------------------
Average Effective Maturity on Securities (Years)                         13.95
--------------------------------------------------------------------------------
Leverage-Adjusted Duration                                               10.57
--------------------------------------------------------------------------------

Average Annual Total Return
(Inception 12/19/91)
--------------------------------------------------------------------------------
                                On Share Price                   On NAV
--------------------------------------------------------------------------------
6-Month (Cumulative)                 0.96%                       -1.62%
--------------------------------------------------------------------------------
1-Year                              -6.80%                       -1.31%
--------------------------------------------------------------------------------
5-Year                               1.55%                        3.50%
--------------------------------------------------------------------------------
10-Year                              4.34%                        5.07%
--------------------------------------------------------------------------------

States
(as a % of total investments)
--------------------------------------------------------------------------------
California                                                                22.1%
--------------------------------------------------------------------------------
Illinois                                                                  10.9%
--------------------------------------------------------------------------------
Washington                                                                10.9%
--------------------------------------------------------------------------------
Texas                                                                      6.6%
--------------------------------------------------------------------------------
Colorado                                                                   6.4%
--------------------------------------------------------------------------------
New York                                                                   4.2%
--------------------------------------------------------------------------------
Nevada                                                                     3.0%
--------------------------------------------------------------------------------
Michigan                                                                   2.8%
--------------------------------------------------------------------------------
Oregon                                                                     2.7%
--------------------------------------------------------------------------------
Georgia                                                                    2.6%
--------------------------------------------------------------------------------
Hawaii                                                                     2.4%
--------------------------------------------------------------------------------
Indiana                                                                    2.3%
--------------------------------------------------------------------------------
Florida                                                                    2.3%
--------------------------------------------------------------------------------
Tennessee                                                                  2.3%
--------------------------------------------------------------------------------
Other                                                                     18.5%
--------------------------------------------------------------------------------

Industries
(as a % of total investments)
--------------------------------------------------------------------------------
Tax Obligation/General                                                    23.7%
--------------------------------------------------------------------------------
U.S. Guaranteed                                                           20.7%
--------------------------------------------------------------------------------
Transportation                                                            17.2%
--------------------------------------------------------------------------------
Tax Obligation/Limited                                                    16.1%
--------------------------------------------------------------------------------
Health Care                                                                6.7%
--------------------------------------------------------------------------------
Utilities                                                                  6.5%
--------------------------------------------------------------------------------
Water and Sewer                                                            5.1%
--------------------------------------------------------------------------------
Other                                                                      4.0%
--------------------------------------------------------------------------------

(1) The percentages shown in the foregoing chart may reflect the ratings on certain bonds insured by AMBAC, CIFG, FGIC, MBIA and XLCA as of April 30, 2008. Please see the Portfolio Manager's Commentary for an expanded discussion of the affect on the Fund of changes to the ratings of certain bonds in the portfolio resulting from changes to the ratings of the underlying insurers both during the period and after period end.

(2) Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment, in order to equal the yield of the Fund on an after-tax basis. It is based on a federal income tax rate of 28%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

-----
  12
-----

NPX         | Nuveen Insured
Performance | Premium Income
OVERVIEW    | Municipal Fund 2

                                                            as of April 30, 2008

Credit Quality (as a % of total investments)(1)

PIE CHART:
Insured              77%
U.S. Guaranteed      22%
GNMA Guaranteed       1%


BAR CHART:
2007-2008 Monthly Tax-Free Dividends Per Share
May   $0.0540
Jun    0.0540
Jul    0.0540
Aug    0.0540
Sep    0.0515
Oct    0.0515
Nov    0.0515
Dec    0.0515
Jan    0.0515
Feb    0.0515
Mar    0.0515
Apr    0.0515


LINE CHART:
Share Price Performance -- Weekly Closing Price
5/01/07                 $13.20
                         13.26
                         13.24
                         13.28
                         13.14
                         13.02
                         12.88
                         12.62
                         12.60
                         12.78
                         12.67
                         12.54
                         12.42
                         12.55
                         12.70
                         12.41
                         12.35
                         12.46
                         12.59
                         12.67
                         12.54
                         12.49
                         12.45
                         12.34
                         12.28
                         12.45
                         12.21
                         12.18
                         11.75
                         11.55
                         11.74
                         12.00
                         12.03
                         11.87
                         11.74
                         12.17
                         12.51
                         12.56
                         12.48
                         12.57
                         12.58
                         12.53
                         11.84
                         11.84
                         11.56
                         12.00
                         11.45
                         11.49
                         11.66
                         11.81
                         11.99
                         11.97
                         11.90
4/30/08                  11.91

Fund Snapshot
--------------------------------------------------------------------------------
Common Share Price                                                    $  11.91
--------------------------------------------------------------------------------
Common Share Net Asset Value                                          $  13.26
--------------------------------------------------------------------------------
Premium/(Discount) to NAV                                               -10.18%
--------------------------------------------------------------------------------
Market Yield                                                              5.19%
--------------------------------------------------------------------------------
Taxable-Equivalent Yield(2)                                               7.21%
--------------------------------------------------------------------------------
Net Assets Applicable to Common Shares ($000)                         $495,189
--------------------------------------------------------------------------------
Average Effective Maturity on Securities (Years)                         14.78
--------------------------------------------------------------------------------
Leverage-Adjusted Duration                                               10.49
--------------------------------------------------------------------------------

Average Annual Total Return
(Inception 7/22/93)
--------------------------------------------------------------------------------
                                On Share Price                   On NAV
--------------------------------------------------------------------------------
6-Month (Cumulative)                 0.31%                       -1.16%
--------------------------------------------------------------------------------
1-Year                              -4.65%                       -1.06%
--------------------------------------------------------------------------------
5-Year                               1.61%                        3.57%
--------------------------------------------------------------------------------
10-Year                              5.32%                        5.35%
--------------------------------------------------------------------------------

States
(as a % of total investments)
--------------------------------------------------------------------------------
California                                                                17.0%
--------------------------------------------------------------------------------
Texas                                                                     10.1%
--------------------------------------------------------------------------------
New York                                                                   8.3%
--------------------------------------------------------------------------------
Pennsylvania                                                               7.6%
--------------------------------------------------------------------------------
Colorado                                                                   6.0%
--------------------------------------------------------------------------------
Hawaii                                                                     4.7%
--------------------------------------------------------------------------------
Washington                                                                 4.3%
--------------------------------------------------------------------------------
Louisiana                                                                  3.9%
--------------------------------------------------------------------------------
Wisconsin                                                                  3.8%
--------------------------------------------------------------------------------
New Jersey                                                                 2.9%
--------------------------------------------------------------------------------
Alabama                                                                    2.5%
--------------------------------------------------------------------------------
Georgia                                                                    2.4%
--------------------------------------------------------------------------------
North Dakota                                                               2.3%
--------------------------------------------------------------------------------
Nebraska                                                                   2.2%
--------------------------------------------------------------------------------
Oregon                                                                     2.0%
--------------------------------------------------------------------------------
Other                                                                     20.0%
--------------------------------------------------------------------------------

Industries
(as a % of total investments)
--------------------------------------------------------------------------------
U.S. Guaranteed                                                           21.9%
--------------------------------------------------------------------------------
Utilities                                                                 19.4%
--------------------------------------------------------------------------------
Tax Obligation/Limited                                                    15.0%
--------------------------------------------------------------------------------
Transportation                                                            10.7%
--------------------------------------------------------------------------------
Tax Obligation/General                                                     9.8%
--------------------------------------------------------------------------------
Water and Sewer                                                            7.9%
--------------------------------------------------------------------------------
Education and Civic Organizations                                          7.0%
--------------------------------------------------------------------------------
Health Care                                                                5.5%
--------------------------------------------------------------------------------
Other                                                                      2.8%
--------------------------------------------------------------------------------

(1) The percentages shown in the foregoing chart may reflect the ratings on certain bonds insured by AMBAC, CIFG, FGIC, MBIA and XLCA as of April 30, 2008. Please see the Portfolio Manager's Commentary for an expanded discussion of the affect on the Fund of changes to the ratings of certain bonds in the portfolio resulting from changes to the ratings of the underlying insurers both during the period and after period end.

(2) Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment, in order to equal the yield of the Fund on an after-tax basis. It is based on a federal income tax rate of 28%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

                                                                           -----
                                                                            13
                                                                           -----

NVG         | Nuveen Insured
Performance | Dividend Advantage
OVERVIEW    | Municipal Fund

                                                            as of April 30, 2008

Credit Quality (as a % of total investments)(1)

PIE CHART:
Insured              63%
U.S. Guaranteed      29%
AAA (Uninsured)       3%
AA (Uninsured)        4%
BBB (Uninsured)       1%


BAR CHART:
2007-2008 Monthly Tax-Free Dividends Per Share
May  $0.0640
Jun   0.0605
Jul   0.0605
Aug   0.0605
Sep   0.0605
Oct   0.0575
Nov   0.0575
Dec   0.0575
Jan   0.0575
Feb   0.0575
Mar   0.0575
Apr   0.0575


LINE CHART:
Share Price Performance -- Weekly Closing Price
5/01/07                 $15.37
                         15.42
                         15.45
                         15.30
                         15.08
                         15.04
                         14.45
                         14.06
                         14.01
                         14.12
                         14.04
                         13.85
                         13.72
                         13.79
                         13.97
                         13.72
                         13.63
                         13.90
                         13.95
                         14.26
                         14.12
                         14.01
                         14.00
                         13.72
                         13.77
                         13.95
                         14.00
                         13.43
                         13.13
                         13.04
                         13.33
                         13.39
                         13.44
                         13.17
                         13.00
                         13.35
                         13.89
                         13.92
                         13.74
                         13.95
                         13.92
                         14.08
                         13.34
                         13.38
                         13.10
                         13.43
                         13.04
                         13.00
                         13.30
                         13.27
                         13.55
                         13.62
                         13.40
4/30/08                  13.47

Fund Snapshot
--------------------------------------------------------------------------------
Common Share Price                                                   $   13.47
--------------------------------------------------------------------------------
Common Share Net Asset Value                                         $   14.79
--------------------------------------------------------------------------------
Premium/(Discount) to NAV                                                -8.92%
--------------------------------------------------------------------------------
Market Yield                                                              5.12%
--------------------------------------------------------------------------------
Taxable-Equivalent Yield(2)                                               7.11%
--------------------------------------------------------------------------------
Net Assets Applicable to Common Shares ($000)                        $ 440,873
--------------------------------------------------------------------------------
Average Effective Maturity on Securities (Years)                         13.03
--------------------------------------------------------------------------------
Leverage-Adjusted Duration                                                9.19
--------------------------------------------------------------------------------

Average Annual Total Return
(Inception 3/25/02)
--------------------------------------------------------------------------------
                                               On Share Price   On NAV
--------------------------------------------------------------------------------
6-Month
(Cumulative)                                        0.78%        0.31%
--------------------------------------------------------------------------------
1-Year                                             -7.11%        1.16%
--------------------------------------------------------------------------------
5-Year                                              3.82%        4.51%
--------------------------------------------------------------------------------
Since Inception                                     4.38%        6.48%
--------------------------------------------------------------------------------

States
(as a % of total investments)
--------------------------------------------------------------------------------
Texas                                                                     16.3%
--------------------------------------------------------------------------------
California                                                                11.8%
--------------------------------------------------------------------------------
Indiana                                                                   10.3%
--------------------------------------------------------------------------------
Washington                                                                 8.0%
--------------------------------------------------------------------------------
Illinois                                                                   7.8%
--------------------------------------------------------------------------------
Florida                                                                    7.4%
--------------------------------------------------------------------------------
Tennessee                                                                  6.2%
--------------------------------------------------------------------------------
Louisiana                                                                  3.7%
--------------------------------------------------------------------------------
Colorado                                                                   3.6%
--------------------------------------------------------------------------------
New York                                                                   3.1%
--------------------------------------------------------------------------------
Alabama                                                                    2.7%
--------------------------------------------------------------------------------
Other                                                                     19.1%
--------------------------------------------------------------------------------

Industries
(as a % of total investments)
--------------------------------------------------------------------------------
U.S. Guaranteed                                                           29.4%
--------------------------------------------------------------------------------
Transportation                                                            13.8%
--------------------------------------------------------------------------------
Tax Obligation/General                                                    13.2%
--------------------------------------------------------------------------------
Tax Obligation/Limited                                                    13.2%
--------------------------------------------------------------------------------
Utilities                                                                  8.3%
--------------------------------------------------------------------------------
Health Care                                                                7.5%
--------------------------------------------------------------------------------
Education and Civic Organizations                                          6.9%
--------------------------------------------------------------------------------
Other                                                                      7.7%
--------------------------------------------------------------------------------

(1) The percentages shown in the foregoing chart may reflect the ratings on certain bonds insured by AMBAC, CIFG, FGIC, MBIA and XLCA as of April 30, 2008. Please see the Portfolio Manager's Commentary for an expanded discussion of the affect on the Fund of changes to the ratings of certain bonds in the portfolio resulting from changes to the ratings of the underlying insurers both during the period and after period end.

(2) Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment, in order to equal the yield of the Fund on an after-tax basis. It is based on a federal income tax rate of 28%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

-----
  14
-----

NEA         | Nuveen Insured
Performance | Tax-Free Advantage
OVERVIEW    | Municipal Fund

                                                            as of April 30, 2008

Credit Quality (as a % of total investments)(1)

PIE CHART:
Insured              64%
U.S. Guaranteed      28%
AAA (Uninsured)       2%
AA (Uninsured)        2%
A (Uninsured)         2%
BBB (Uninsured)       2%


BAR CHART:
2007-2008 Monthly Tax-Free Dividends Per Share
May  $0.0590
Jun   0.0590
Jul   0.0590
Aug   0.0590
Sep   0.0590
Oct   0.0590
Nov   0.0590
Dec   0.0590
Jan   0.0590
Feb   0.0590
Mar   0.0590
Apr   0.0590


LINE CHART:
Share Price Performance -- Weekly Closing Price
5/01/07                 $14.66
                         14.66
                         14.69
                         14.71
                         14.76
                         15.00
                         14.57
                         14.67
                         14.36
                         14.48
                         14.70
                         14.52
                         14.62
                         14.86
                         14.94
                         14.85
                         13.85
                         13.80
                         14.33
                         14.47
                         14.41
                         14.18
                         14.20
                         14.33
                         14.38
                         14.30
                         14.03
                         14.19
                         13.79
                         13.41
                         13.42
                         14.15
                         14.15
                         14.26
                         14.05
                         14.10
                         14.78
                         14.82
                         14.76
                         14.73
                         15.11
                         15.01
                         14.00
                         14.08
                         13.59
                         13.70
                         13.56
                         13.46
                         13.85
                         14.25
                         14.09
                         14.10
                         13.97
4/30/08                  14.03

Fund Snapshot
--------------------------------------------------------------------------------
Common Share Price                                                   $   14.03
--------------------------------------------------------------------------------
Common Share Net Asset Value                                         $   14.40
--------------------------------------------------------------------------------
Premium/(Discount) to NAV                                                -2.57%
--------------------------------------------------------------------------------
Market Yield                                                              5.05%
--------------------------------------------------------------------------------
Taxable-Equivalent Yield(2)                                               7.01%
--------------------------------------------------------------------------------
Net Assets Applicable to Common Shares ($000)                        $ 266,808
--------------------------------------------------------------------------------
Average Effective Maturity on Securities (Years)                         15.78
--------------------------------------------------------------------------------
Leverage-Adjusted Duration                                                9.53
--------------------------------------------------------------------------------

Average Annual Total Return
(Inception 11/21/02)
--------------------------------------------------------------------------------
                                               On Share Price   On NAV
--------------------------------------------------------------------------------
6-Month (Cumulative)                                0.58%        0.32%
--------------------------------------------------------------------------------
1-Year                                              1.30%        1.60%
--------------------------------------------------------------------------------
5-Year                                              4.26%        4.93%
--------------------------------------------------------------------------------
Since Inception                                     4.37%        5.64%
--------------------------------------------------------------------------------

States
(as a % of total investments)
--------------------------------------------------------------------------------
California                                                                19.2%
--------------------------------------------------------------------------------
Texas                                                                      8.6%
--------------------------------------------------------------------------------
Michigan                                                                   7.6%
--------------------------------------------------------------------------------
New York                                                                   7.0%
--------------------------------------------------------------------------------
Indiana                                                                    6.3%
--------------------------------------------------------------------------------
Washington                                                                 5.9%
--------------------------------------------------------------------------------
Alabama                                                                    5.6%
--------------------------------------------------------------------------------
Pennsylvania                                                               4.9%
--------------------------------------------------------------------------------
South Carolina                                                             4.7%
--------------------------------------------------------------------------------
Wisconsin                                                                  4.3%
--------------------------------------------------------------------------------
Colorado                                                                   3.7%
--------------------------------------------------------------------------------
Arizona                                                                    3.6%
--------------------------------------------------------------------------------
Other                                                                     18.6%
--------------------------------------------------------------------------------

Industries
(as a % of total investments)
--------------------------------------------------------------------------------
U.S. Guaranteed                                                           28.4%
--------------------------------------------------------------------------------
Tax Obligation/Limited                                                    23.0%
--------------------------------------------------------------------------------
Tax Obligation/General                                                    14.1%
--------------------------------------------------------------------------------
Health Care                                                               11.3%
--------------------------------------------------------------------------------
Utilities                                                                  9.3%
--------------------------------------------------------------------------------
Transportation                                                             6.4%
--------------------------------------------------------------------------------
Other                                                                      7.5%
--------------------------------------------------------------------------------

(1) The percentages shown in the foregoing chart may reflect the ratings on certain bonds insured by AMBAC, CIFG, FGIC, MBIA and XLCA as of April 30, 2008. Please see the Portfolio Manager's Commentary for an expanded discussion of the affect on the Fund of changes to the ratings of certain bonds in the portfolio resulting from changes to the ratings of the underlying insurers both during the period and after period end.

(2) Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment, in order to equal the yield of the Fund on an after-tax basis. It is based on a federal income tax rate of 28%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

                                                                           -----
                                                                            15
                                                                           -----

NQI | Nuveen Insured Quality Municipal Fund, Inc.
    | Portfolio of INVESTMENTS
                                                      April 30, 2008 (Unaudited)

   Principal                                                                             Optional Call
Amount (000)   Description (1)                                                          Provisions (2)   Ratings (3)          Value
------------------------------------------------------------------------------------------------------------------------------------
               Alabama - 1.6% (1.0% of Total Investments)

$      1,135   Birmingham Waterworks and Sewerage Board, Alabama, Water and             1/13 at 100.00           AAA   $  1,239,499
                  Sewerage Revenue Bonds, Series 2002B, 5.250%, 1/01/20
                  (Pre-refunded 1/01/13) - MBIA Insured

       7,500   Huntsville Healthcare Authority, Alabama, Revenue Bonds, Series          6/15 at 100.00           AAA      7,611,375
                  2005A, 5.000%, 6/01/24 - MBIA Insured
------------------------------------------------------------------------------------------------------------------------------------
       8,635   Total Alabama                                                                                              8,850,874
------------------------------------------------------------------------------------------------------------------------------------

               Arizona - 3.4% (2.0% of Total Investments)

       3,670   Mesa, Arizona, Utility System Revenue Bonds, Reset Option Longs,         7/17 at 100.00           Aaa      2,883,556
                  Series 11032-11034, 7.450%, 7/01/31 - FSA Insured (IF)

       9,200   Phoenix, Arizona, Civic Improvement Corporation, Senior Lien             7/12 at 100.00           AA-      8,881,864
                  Airport Revenue Bonds, Series 2002B, 5.250%, 7/01/32 - FGIC
                  Insured (Alternative Minimum Tax)

       8,755   Phoenix, Arizona, Civic Improvement Revenue Bonds, Civic Plaza,            No Opt. Call            AA      6,799,221
                  Series 2005B, 0.000%, 7/01/39 - FGIC Insured
------------------------------------------------------------------------------------------------------------------------------------
      21,625   Total Arizona                                                                                             18,564,641
------------------------------------------------------------------------------------------------------------------------------------

               Arkansas - 0.8% (0.5% of Total Investments)

       4,250   University of Arkansas, Fayetteville, Revenue Bonds, Medical            11/14 at 100.00           Aaa      4,390,420
                  Sciences Campus, Series 2004B, 5.000%, 11/01/24 - MBIA Insured
------------------------------------------------------------------------------------------------------------------------------------

               California - 32.6% (19.4% of Total Investments)

               California Department of Water Resources, Water System Revenue
               Bonds, Central Valley Project, Series 2005AC:
       4,045      5.000%, 12/01/24 - MBIA Insured                                      12/14 at 100.00           AAA      4,186,980
       4,000      5.000%, 12/01/26 - MBIA Insured                                      12/14 at 100.00           AAA      4,119,640

       1,275   California Educational Facilities Authority, Revenue Bonds,             10/15 at 100.00           Aaa      1,353,693
                  Occidental College, Series 2005A, 5.250%,
                  10/01/23 - MBIA Insured

       7,115   California Infrastructure Economic Development Bank, First Lien          1/28 at 100.00           AAA      7,599,816
                  Revenue Bonds, San Francisco Bay Area Toll Bridge,
                  Series 2003A, 5.000%, 7/01/33 (Pre-refunded
                  1/01/28) - AMBAC Insured (UB)

      13,175   California Pollution Control Financing Authority, Revenue                9/09 at 101.00           AAA     13,564,453
               Refunding Bonds, Southern California Edison Company, Series
                  1999A, 5.450%, 9/01/29 - MBIA Insured

      13,445   California State, General Obligation Bonds, Series 2002, 5.000%,         4/12 at 100.00           AAA     13,592,088
                  4/01/27 - AMBAC Insured

       7,055   California State, General Obligation Bonds, Series 2002, 5.000%,         4/12 at 100.00           AAA      7,613,615
                  4/01/27 (Pre-refunded 4/01/12) - AMBAC Insured

           5   California State, General Obligation Bonds, Series 2004, 5.000%,         4/14 at 100.00           AAA          5,066
                  4/01/31 - AMBAC Insured

       3,745   California State, General Obligation Bonds, Series 2004, 5.000%,         4/14 at 100.00           AAA      4,123,844
                  4/01/31 (Pre-refunded 4/01/14) - AMBAC Insured

       8,000   California, General Obligation Bonds, Series 2002, 5.000%,              10/12 at 100.00           AAA      8,078,560
                  10/01/32 - MBIA Insured

       2,340   Cerritos Public Financing Authority, California, Tax Allocation         11/17 at 102.00           AAA      2,374,796
                  Revenue Bonds, Los Cerritos Redevelopment Projects, Series
                  2002A, 5.000%, 11/01/24 - AMBAC Insured

       5,000   Clovis Unified School District, Fresno County, California, General         No Opt. Call           AA-      2,044,900
                  Obligation Bonds, Series 2001A, 0.000%, 8/01/25 - FGIC Insured

-----
  16
-----

   Principal                                                                             Optional Call
Amount (000)   Description (1)                                                          Provisions (2)   Ratings (3)          Value
------------------------------------------------------------------------------------------------------------------------------------
               California (continued)

               Foothill/Eastern Transportation Corridor Agency, California, Toll
               Road Revenue Refunding Bonds, Series 1999:
$     22,985      0.000%, 1/15/24 - MBIA Insured                                         1/10 at 44.52           AAA   $  9,032,875
      22,000      0.000%, 1/15/31 - MBIA Insured                                         1/10 at 29.11           AAA      5,456,440
      50,000      0.000%, 1/15/37 - MBIA Insured                                         1/10 at 20.19           AAA      8,344,000

       5,000   Garden Grove, California, Certificates of Participation,                 3/12 at 101.00           AAA      5,054,900
                  Financing Project, Series 2002A, 5.125%, 3/01/32 -
                  AMBAC Insured

       8,500   Golden State Tobacco Securitization Corporation, California,             6/15 at 100.00             A      8,182,440
                  Tobacco Settlement Asset-Backed
                  Revenue Bonds, Series 2005A, 5.000%, 6/01/35 - FGIC Insured (UB)

       3,795   Kern Community College District, California, General Obligation         11/15 at 100.00           AAA      4,023,725
                  Bonds, Series 2005, 5.000%, 11/01/20 - FSA Insured

       5,795   Kern Community College District, California, General Obligation            No Opt. Call           AAA      2,391,191
                  Bonds, Series 2006, 0.000%, 11/01/25 - FSA Insured

       5,368   Moreno Valley Public Finance Authority, California, GNMA                 1/12 at 105.00           Aaa      5,748,001
                  Collateralized Assisted Living Housing Revenue Bonds,
                  CDC Assisted Living Project, Series 2000A,
                  7.500%, 1/20/42

       5,425   Ontario Redevelopment Financing Authority, San Bernardino County,        8/08 at 100.00           AAA      6,023,269
                  California, Revenue Bonds, Redevelopment Project 1,
                  Series 1993, 5.850%, 8/01/22 - MBIA Insured (ETM)

       3,615   Pasadena Unified School District, Los Angeles County, California,        5/13 at 100.00           AAA      3,952,930
                  General Obligation Bonds, Series 2003D, 5.000%, 5/01/24
                  (Pre-refunded 5/01/13) - MBIA Insured

       2,590   Riverside County Public Financing Authority, California, Tax            10/14 at 100.00            A-      2,548,482
                  Allocation Bonds, Multiple Projects, Series 2004,
                  5.000%, 10/01/25 - XLCA Insured

       2,000   San Diego Redevelopment Agency, California, Subordinate Lien Tax         9/14 at 100.00            A-      2,079,060
                  Allocation Bonds, Centre City Project, Series 2004A,
                  5.000%, 9/01/21 - XLCA Insured

               San Francisco Airports Commission, California, Revenue
               Refunding Bonds, San Francisco International Airport,
               Second Series 2001, Issue 27A:
       7,200      5.125%, 5/01/21 - MBIA Insured (Alternative Minimum Tax)              5/11 at 100.00           AAA      7,208,928
      12,690      5.250%, 5/01/31 - MBIA Insured (Alternative Minimum Tax)              5/11 at 100.00           AAA     12,523,253

               San Francisco Bay Area Rapid Transit District, California, Sales
               Tax Revenue Bonds, Series 2005A:
       2,000      5.000%, 7/01/21 - MBIA Insured                                        7/15 at 100.00           AAA      2,103,240
       3,655      5.000%, 7/01/22 - MBIA Insured                                        7/15 at 100.00           AAA      3,822,691
       3,840      5.000%, 7/01/23 - MBIA Insured                                        7/15 at 100.00           AAA      4,011,341

       8,965   San Jose Redevelopment Agency, California, Tax Allocation Bonds,         8/17 at 100.00           AAA      8,248,697
                  Merged Area Redevelopment Project, Series 2006C, 4.250%,
                  8/01/30 - MBIA Insured (UB)

       3,500   Saugus Union School District, Los Angeles County, California,              No Opt. Call            A+      1,579,760
                  General Obligation Bonds, Series 2006, 0.000%, 8/01/23 -
                  FGIC Insured

       1,000   Sierra Joint Community College District, Tahoe Truckee,                  8/14 at 100.00            A+      1,022,000
                  California, General Obligation Bonds, School Facilities
                  Improvement District 1, Series 2005A, 5.000%, 8/01/27 -
                  FGIC Insured

       1,575   Sierra Joint Community College District, Western Nevada,                 8/14 at 100.00            A+      1,609,650
                  California, General Obligation Bonds, School Facilities
                  Improvement District 2, Series 2005A, 5.000%, 8/01/27 -
                  FGIC Insured

       3,600   Ventura County Community College District, California, General           8/15 at 100.00           AAA      3,703,356
                  Obligation Bonds, Series 2005B, 5.000%, 8/01/28 - MBIA Insured
------------------------------------------------------------------------------------------------------------------------------------
     254,298   Total California                                                                                         177,327,680
------------------------------------------------------------------------------------------------------------------------------------

               Colorado - 4.2% (2.5% of Total Investments)

       2,015   Board of Trustees of the University of Northern Colorado, Revenue        6/15 at 100.00           AAA      2,106,562
                  Bonds, Series 2005, 5.000%, 6/01/22 - FSA Insured

               Denver City and County, Colorado, Airport Revenue Bonds, Series 2006:
       5,365      5.000%, 11/15/23 - FGIC Insured (UB)                                 11/16 at 100.00            A+      5,390,806
       3,300      5.000%, 11/15/24 - FGIC Insured (UB)                                 11/16 at 100.00            A+      3,300,792
       4,335      5.000%, 11/15/25 - FGIC Insured (UB)                                 11/16 at 100.00            A+      4,314,929

                                                                           -----
                                                                            17
                                                                           -----

    | Portfolio of INVESTMENTS April 30, 2008 (Unaudited)

   Principal                                                                           Optional Call
Amount (000)   Description (1)                                                        Provisions (2)   Ratings (3)            Value
------------------------------------------------------------------------------------------------------------------------------------
               Colorado (continued)

$      9,780   E-470 Public Highway Authority, Colorado, Senior Revenue Bonds,          No Opt. Call           AAA    $   2,336,735
                 Series 2000B, 0.000%, 9/01/32 - MBIA Insured

      10,000   E-470 Public Highway Authority, Colorado, Toll Revenue Bonds,            No Opt. Call           AAA        3,310,300
                 Series 2004A, 0.000%, 9/01/27 - MBIA Insured

       1,250   Jefferson County School District R1, Colorado, General Obligation     12/14 at 100.00           AAA        1,292,638
                 Bonds, Series 2004, 5.000%, 12/15/24 - FSA Insured

       1,000   University of Colorado, Enterprise System Revenue Bonds, Series        6/15 at 100.00           AA-        1,002,910
                 2005, 5.000%, 6/01/30 - FGIC Insured
------------------------------------------------------------------------------------------------------------------------------------
      37,045   Total Colorado                                                                                            23,055,672
------------------------------------------------------------------------------------------------------------------------------------

               District of Columbia - 2.3% (1.4% of Total Investments)

       8,000   Washington Convention Center Authority, District of Columbia,         10/08 at 101.00           AAA        8,171,520
                 Senior Lien Dedicated Tax Revenue Bonds, Series 1998, 5.000%,
                 10/01/21 (Pre-refunded 10/01/08) - AMBAC Insured

       1,335   Washington Convention Center Authority, District of Columbia,         10/16 at 100.00           AAA        1,102,817
                 Senior Lien Dedicated Tax Revenue Bonds, Series 2007, Residuals
                 1606, 8.033%, 10/01/30 - AMBAC Insured (IF)

       3,920   Washington DC Convention Center Authority, Dedicated Tax Revenue      10/16 at 100.00           AAA        3,066,342
                 Bonds, Residual Series 1730, 1731, 1736, 5.233%, 10/01/36 -
                 AMBAC Insured (IF)
------------------------------------------------------------------------------------------------------------------------------------
      13,255   Total District of Columbia                                                                                12,340,679
------------------------------------------------------------------------------------------------------------------------------------

               Florida - 7.8% (4.6% of Total Investments)

       3,450   Collier County, Florida, Capital Improvement Revenue Bonds,           10/14 at 100.00           AAA        3,554,811
                 Series 2005, 5.000%, 10/01/24 - MBIA Insured

       3,250   Florida State Board of Education, Full Faith and Credit Public         6/13 at 101.00           AAA        3,379,383
                 Education Capital Outlay Bonds, Series 2003J, 5.000%, 6/01/22 -
                 AMBAC Insured

      20,000   Lee County, Florida, Airport Revenue Bonds, Series 2000A, 5.750%,     10/10 at 101.00           AAA       20,351,999
                 10/01/25 - FSA Insured (Alternative Minimum Tax)

       4,115   Miami-Dade County Housing Finance Authority, Florida, Multifamily      7/11 at 100.00           AAA        4,144,134
                 Housing Revenue Bonds, Monterey Pointe Apartments, Series
                 2001-2A, 5.850%, 7/01/37 - FSA Insured (Alternative Minimum Tax)

       7,000   Miami-Dade County, Florida, Aviation Revenue Bonds, Miami             10/12 at 100.00            A2        6,873,650
                 International Airport, Series 2002, 5.375%, 10/01/32 - FGIC
                 Insured (Alternative Minimum Tax)

       3,780   Palm Beach County School Board, Florida, Certificates of               8/13 at 100.00           AAA        3,968,395
                 Participation, Series 2003A, 5.000%, 8/01/16 - AMBAC Insured
------------------------------------------------------------------------------------------------------------------------------------
      41,595   Total Florida                                                                                             42,272,372
------------------------------------------------------------------------------------------------------------------------------------

               Georgia - 0.3% (0.2% of Total Investments)

       1,000   Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series          11/14 at 100.00           AAA        1,039,340
                 2004, 5.000%, 11/01/22 - FSA Insured
------------------------------------------------------------------------------------------------------------------------------------

               Hawaii - 3.3% (2.0% of Total Investments)

       1,620   Hawaii County, Hawaii, General Obligation Bonds, Series 2003A,         7/13 at 100.00           AAA        1,688,656
                 5.000%, 7/15/21 - FSA Insured

               Hawaii Department of Transportation, Airport System Revenue
               Refunding Bonds, Series 2000B:
       8,785     6.625%, 7/01/18 - FGIC Insured (Alternative Minimum Tax)             7/10 at 101.00            A2        9,114,086
       7,000     6.000%, 7/01/19 - FGIC Insured (Alternative Minimum Tax)             7/10 at 101.00            A2        7,147,770
------------------------------------------------------------------------------------------------------------------------------------
      17,405   Total Hawaii                                                                                              17,950,512
------------------------------------------------------------------------------------------------------------------------------------

-----
  18
-----

   Principal                                                                           Optional Call
Amount (000)   Description (1)                                                        Provisions (2)   Ratings (3)            Value
------------------------------------------------------------------------------------------------------------------------------------
               Illinois - 16.1% (9.6% of Total Investments)

$      9,500   Chicago, Illinois, Second Lien General Airport Revenue Refunding       1/10 at 101.00           AAA    $   9,721,730
                 Bonds, O'Hare International Airport, Series 1999, 5.500%,
                 1/01/15 - AMBAC Insured (Alternative Minimum Tax)

       2,875   Chicago, Illinois, Third Lien General Airport Revenue Bonds,           1/16 at 100.00           AAA        2,949,578
                 O'Hare International Airport, Series 2005A, 5.250%, 1/01/24 -
                 MBIA Insured

      25,000   Illinois Health Facilities Authority, Revenue Bonds, Iowa Health       2/10 at 101.00           AAA       26,148,999
                 System, Series 2000, 5.875%, 2/15/30 - AMBAC Insured (ETM)

      13,275   Illinois, General Obligation Bonds, Illinois FIRST Program,            5/11 at 100.00           AAA       13,770,556
                 Series 2001, 5.250%, 5/01/26 - FSA Insured

      15,785   Illinois, General Obligation Bonds, Illinois FIRST Program,            4/12 at 100.00           AAA       16,438,499
                 Series 2002, 5.250%, 4/01/27 - FSA Insured

      18,000   Metropolitan Pier and Exposition Authority, Illinois, Revenue            No Opt. Call           AAA        7,842,960
                 Bonds, McCormick Place Expansion Project, Series 2002A, 0.000%,
                 12/15/24 - MBIA Insured

      10,000   University of Illinois, Certificates of Participation, Utility         8/11 at 100.00           AAA       10,766,500
                 Infrastructure Projects, Series 2001B, 5.250%, 8/15/21
                 (Pre-refunded 8/15/11) - AMBAC Insured
------------------------------------------------------------------------------------------------------------------------------------
      94,435   Total Illinois                                                                                            87,638,822
------------------------------------------------------------------------------------------------------------------------------------

               Indiana - 2.3% (1.4% of Total Investments)

       3,730   Indiana Municipal Power Agency, Power Supply Revenue Bonds,            1/17 at 100.00           AAA        3,726,718
                 Series 2007A, 5.000%, 1/01/42 - MBIA Insured

       7,790   Indiana Transportation Finance Authority, Highway Revenue Bonds,         No Opt. Call           AAA        8,995,347
                 Series 1990A, 7.250%, 6/01/15 - AMBAC Insured
------------------------------------------------------------------------------------------------------------------------------------
      11,520   Total Indiana                                                                                             12,722,065
------------------------------------------------------------------------------------------------------------------------------------

               Kansas - 0.6% (0.3% of Total Investments)

       3,000   Wichita, Kansas, Water and Sewerage Utility Revenue Bonds, Series     10/13 at 100.00            A1        3,107,070
                 2003, 5.000%, 10/01/21 - FGIC Insured
------------------------------------------------------------------------------------------------------------------------------------

               Kentucky - 6.1% (3.6% of Total Investments)

       3,015   Kentucky Asset/Liability Commission, General Fund Revenue Project      5/15 at 100.00           AAA        3,077,441
                 Notes, First Series 2005, 5.000%, 5/01/25 - MBIA Insured

               Kentucky Economic Development Finance Authority, Health System
               Revenue Bonds, Norton Healthcare Inc., Series 2000C:
       2,530     6.150%, 10/01/27 - MBIA Insured                                     10/13 at 101.00           AAA        2,785,707
      12,060     6.150%, 10/01/28 - MBIA Insured                                     10/13 at 101.00           AAA       13,278,904

               Kentucky Economic Development Finance Authority, Health System
               Revenue Bonds, Norton Healthcare Inc., Series 2000C:
       3,815     6.150%, 10/01/27 (Pre-refunded 10/01/13) - MBIA Insured             10/13 at 101.00           AAA        4,419,410
       6,125     6.150%, 10/01/28 (Pre-refunded 10/01/13) - MBIA Insured             10/13 at 101.00           AAA        7,095,384

       2,230   Kentucky State Property and Buildings Commission, Revenue Bonds,       8/15 at 100.00           AAA        2,464,016
                 Project 85, Series 2005, 5.000%, 8/01/23 (Pre-refunded 8/01/15)
                 - FSA Insured
------------------------------------------------------------------------------------------------------------------------------------
      29,775   Total Kentucky                                                                                            33,120,862
------------------------------------------------------------------------------------------------------------------------------------

               Louisiana - 4.2% (2.5% of Total Investments)

               Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series 2006:
         825     4.750%, 5/01/39 - FSA Insured (UB)                                   5/16 at 100.00           AAA          815,768
      10,500     4.750%, 5/01/39 - FSA Insured (UB)                                   5/16 at 100.00           AAA       10,382,505
       2,040     4.500%, 5/01/41 - FGIC Insured (UB)                                  5/16 at 100.00           AA-        1,932,716
       6,900     4.500%, 5/01/41 - FGIC Insured (UB)                                  5/16 at 100.00           AA-        6,537,129

           5   Louisiana State, Gasoline Tax Revenue Bonds, Series 2006,              5/16 at 100.00           AA-            4,211
                 Residuals 660-3, 5.082%, 5/01/41 - FGIC Insured (IF)

          10   Louisiana State, Gasoline Tax Revenue Bonds, Series 2006,              5/16 at 100.00           AA-            8,422
                 Residuals 660-1, 5.082%, 5/01/41 - FGIC Insured (IF)

                                                                           -----
                                                                            19
                                                                           -----

      Portfolio of INVESTMENTS April 30, 2008 (Unaudited)

   Principal                                                                           Optional Call
Amount (000)   Description (1)                                                        Provisions (2)   Ratings (3)            Value
------------------------------------------------------------------------------------------------------------------------------------
               Louisiana (continued)

$      3,225   Orleans Levee District, Louisiana, Levee District General              6/08 at 102.00           AAA    $   3,267,183
                  Obligation Bonds, Series 1986, 5.950%, 11/01/15 - FSA Insured
------------------------------------------------------------------------------------------------------------------------------------
      23,505   Total Louisiana                                                                                           22,947,934
------------------------------------------------------------------------------------------------------------------------------------

               Maine - 1.6% (0.9% of Total Investments)

         555   Maine Health and Higher Educational Facilities Authority, Revenue      7/09 at 101.00           AAA          573,855
                  Bonds, Series 1999B, 6.000%, 7/01/29 - MBIA Insured

       7,445   Maine Health and Higher Educational Facilities Authority, Revenue      7/09 at 101.00           AAA        7,848,817
                  Bonds, Series 1999B, 6.000%, 7/01/29 (Pre-refunded 7/01/09) -
                  MBIA Insured
------------------------------------------------------------------------------------------------------------------------------------
       8,000   Total Maine                                                                                                8,422,672
------------------------------------------------------------------------------------------------------------------------------------

               Maryland - 1.8% (1.1% of Total Investments)

       2,100   Maryland Health and Higher Educational Facilities Authority,           7/16 at 100.00           AAA        2,064,657
                  Revenue Bonds, Western Maryland Health, Series 2006A, 4.750%,
                  7/01/36 - MBIA Insured (UB)

       7,535   Maryland Transportation Authority, Airport Parking Revenue Bonds,      3/12 at 101.00           AAA        7,720,813
                  Baltimore-Washington International Airport Passenger Facility,
                  Series 2002B, 5.500%, 3/01/18 - AMBAC Insured (Alternative
                  Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------
       9,635   Total Maryland                                                                                             9,785,470
------------------------------------------------------------------------------------------------------------------------------------

               Massachusetts - 2.3% (1.3% of Total Investments)

       5,000   Massachusetts Bay Transportation Authority, Senior Sales Tax           7/12 at 100.00           AAA        5,404,250
                  Revenue Refunding Bonds, Series 2002A, 5.000%, 7/01/27
                  (Pre-refunded 7/01/12) - FGIC Insured

       1,155   Massachusetts Water Resources Authority, General Revenue Bonds,        2/17 at 100.00           Aaa          909,978
                  Series 2007, Residual Trust 7039, 4.069%, 8/01/46 - FSA
                  Insured (IF)

               Massachusetts, Special Obligation Dedicated Tax Revenue Bonds,
               Series 2004:
       1,250      5.250%, 1/01/21 (Pre-refunded 1/01/14) - FGIC Insured               1/14 at 100.00             A (4)    1,363,900
       1,000      5.250%, 1/01/22 (Pre-refunded 1/01/14) - FGIC Insured               1/14 at 100.00             A (4)    1,091,120
       1,195      5.250%, 1/01/23 (Pre-refunded 1/01/14) - FGIC Insured               1/14 at 100.00             A (4)    1,303,888
       2,000      5.250%, 1/01/24 (Pre-refunded 1/01/14) - FGIC Insured               1/14 at 100.00             A (4)    2,182,240
------------------------------------------------------------------------------------------------------------------------------------
      11,600   Total Massachusetts                                                                                       12,255,376
------------------------------------------------------------------------------------------------------------------------------------

               Michigan - 0.9% (0.5% of Total Investments)

       4,750   Michigan Strategic Fund, Collateralized Limited Obligation             9/09 at 102.00           AAA        4,773,988
                  Pollution Control Revenue Refunding Bonds, Detroit Edison
                  Company, Series 1999A, 5.550%, 9/01/29 - MBIA Insured
                  (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------

               Minnesota - 0.0% (0.0% of Total Investments)

          12   St. Louis Park, Minnesota, GNMA Mortgage-Backed Securities Program    10/08 at 100.00           Aaa           12,217
                  Single Family Residential Mortgage Revenue Bonds, Series
                  1991A, 7.250%, 4/20/23
------------------------------------------------------------------------------------------------------------------------------------

               Mississippi - 1.2% (0.7% of Total Investments)

       2,715   Harrison County Wastewater Management District, Mississippi,             No Opt. Call          Baa3 (4)    3,353,079
                  Revenue Refunding Bonds, Wastewater Treatment Facilities, Series
                  1991B, 7.750%, 2/01/14 - FGIC Insured (ETM)

       2,545   Harrison County Wastewater Management District, Mississippi,             No Opt. Call          Baa3 (4)    3,147,172
                  Wastewater Treatment Facilities Revenue Refunding Bonds, Series
                  1991A, 8.500%, 2/01/13 - FGIC Insured (ETM)
------------------------------------------------------------------------------------------------------------------------------------
       5,260   Total Mississippi                                                                                          6,500,251
------------------------------------------------------------------------------------------------------------------------------------

-----
  20
-----

   Principal                                                                           Optional Call
Amount (000)   Description (1)                                                        Provisions (2)   Ratings (3)            Value
------------------------------------------------------------------------------------------------------------------------------------
               Nebraska - 1.1% (0.6% of Total Investments)

$      6,505   Lincoln Electric System, Nebraska, Electric System Revenue Bonds,      9/17 at 100.00            AA   $    5,873,885
                  Series 2007A, Residuals 07-1007-9, 3.465%, 9/01/37 - FGIC
                  Insured (IF)
------------------------------------------------------------------------------------------------------------------------------------

               Nevada - 6.1% (3.6% of Total Investments)

      33,700   Director of Nevada State Department of Business and Industry,          1/10 at 100.00           AAA       26,926,299
                  Revenue Bonds, Las Vegas Monorail Project, First Tier, Series
                  2000, 5.375%, 1/01/40 - AMBAC Insured

       5,720   Reno, Nevada, Senior Lien Sales and Room Tax Revenue Bonds, Reno       6/12 at 100.00           AAA        6,197,048
                  Transportation Rail Access Corridor Project, Series 2002,
                  5.125%, 6/01/32 (Pre-refunded 6/01/12) - AMBAC Insured
------------------------------------------------------------------------------------------------------------------------------------
      39,420   Total Nevada                                                                                              33,123,347
------------------------------------------------------------------------------------------------------------------------------------

               New Jersey - 1.1% (0.7% of Total Investments)

               New Jersey Economic Development Authority, Revenue Bonds, Motor
               Vehicle Surcharge, Series 2004A:
       1,700      5.000%, 7/01/22 - MBIA Insured                                      7/14 at 100.00           AAA        1,766,589
       1,700      5.000%, 7/01/23 - MBIA Insured                                      7/14 at 100.00           AAA        1,760,996

       2,500   New Jersey Turnpike Authority, Revenue Bonds, Series 2003A, 5.000%,    7/13 at 100.00             A        2,573,775
                  1/01/19 - FGIC Insured
-----------------------------------------------------------------------------------------------------------------------------------
       5,900   Total New Jersey                                                                                           6,101,360
-----------------------------------------------------------------------------------------------------------------------------------

               New Mexico - 1.2% (0.7% of Total Investments)

               New Mexico Finance Authority, Public Project Revolving Fund Revenue
               Bonds, Series 2004C:
       1,420      5.000%, 6/01/22 - AMBAC Insured                                     6/14 at 100.00           AAA        1,476,530
       3,290      5.000%, 6/01/23 - AMBAC Insured                                     6/14 at 100.00           AAA        3,396,037

       1,530   New Mexico State University, Revenue Bonds, Series 2004, 5.000%,       4/14 at 100.00           AAA        1,578,134
                  4/01/23 - AMBAC Insured
------------------------------------------------------------------------------------------------------------------------------------
       6,240   Total New Mexico                                                                                           6,450,701
------------------------------------------------------------------------------------------------------------------------------------

               New York - 16.1% (9.6% of Total Investments)

      11,760   Dormitory Authority of the State of New York, New York City, Lease     5/10 at 101.00           AAA       12,671,870
                  Revenue Bonds, Court Facilities, Series 1999, 5.750%, 5/15/30
                  (Pre-refunded 5/15/10) - AMBAC Insured

      15,000   Dormitory Authority of the State of New York, Revenue Bonds, School   10/12 at 100.00           AAA       16,120,800
                  Districts Financing Program, Series 2002D, 5.500%, 10/01/17 -
                  MBIA Insured

       4,070   Hudson Yards Infrastructure Corporation, New York, Revenue Bonds,      2/17 at 100.00           AAA        3,796,944
                  Series 2006A, 4.500%, 2/15/47 - MBIA Insured (UB)

       3,300   Long Island Power Authority, New York, Electric System Revenue        11/16 at 100.00           AAA        3,051,015
                  Bonds, Series 2006F, 4.250%, 5/01/33 - MBIA Insured (UB)

       5,000   Long Island Power Authority, New York, Electric System General         6/16 at 100.00            A-        5,086,250
                  Revenue Bonds, Series 2006A, 5.000%, 12/01/25 - FGIC Insured

       8,000   Metropolitan Transportation Authority, New York, State Service         7/12 at 100.00           AA-        8,162,240
                  Contract Refunding Bonds, Series 2002A, 5.000%, 7/01/25 - FGIC
                  Insured

       6,945   New York Convention Center Development Corporation, Hotel Unit Fee    11/15 at 100.00           AAA        6,951,737
                  Revenue Bonds, Series 2005, 5.000%, 11/15/44 - AMBAC
                  Insured (UB)

      10,150   New York State Housing Finance Agency, Mortgage Revenue Refunding      5/08 at 100.00           AAA       10,169,387
                  Bonds, Housing Project, Series 1996A, 6.125%, 11/01/20 - FSA
                  Insured

       4,200   New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds,     10/09 at 100.00           AAA        4,232,466
                  Series 82, 5.550%, 10/01/19 - MBIA Insured (Alternative
                  Minimum Tax)

       6,595   New York State Thruway Authority, State Personal Income Tax Revenue    3/15 at 100.00           AAA        6,851,018
                  Bonds, Series 2005A, 5.000%, 3/15/25 - FSA Insured

                                                                           -----
                                                                            21
                                                                           -----

    | Portfolio of INVESTMENTS April 30, 2008 (Unaudited)

   Principal                                                                           Optional Call
Amount (000)   Description (1)                                                        Provisions (2)   Ratings (3)            Value
------------------------------------------------------------------------------------------------------------------------------------
               New York (continued)

               New York State Urban Development Corporation, Service Contract
               Revenue Bonds, Series 2005B:
$      2,460     5.000%, 3/15/24 - FSA Insured                                        3/15 at 100.00           AAA    $   2,562,926
       2,465     5.000%, 3/15/25 - FSA Insured                                        3/15 at 100.00           AAA        2,560,691

       5,000   Triborough Bridge and Tunnel Authority, New York, Subordinate Lien    11/13 at 100.00           Aa3        5,011,850
                 General Purpose Revenue Bonds, Series 2003A, 5.000%, 11/15/32 -
                 FGIC Insured
------------------------------------------------------------------------------------------------------------------------------------
      84,945   Total New York                                                                                            87,229,194
------------------------------------------------------------------------------------------------------------------------------------

               Ohio - 4.4% (2.6% of Total Investments)

       7,000   Cleveland State University, Ohio, General Receipts Bonds, Series       6/14 at 100.00             A        7,410,130
                 2004, 5.250%, 6/01/19 - FGIC Insured

       9,200   Hamilton County, Ohio, Sales Tax Bonds, Subordinate Series 2006,      12/16 at 100.00           Aaa        8,311,556
                 4.250%, 12/01/32 - AMBAC Insured (UB)

       5,000   Lorain County, Ohio, Health Facilities Revenue Bonds, Catholic         9/09 at 102.00           AAA        5,199,850
                 Healthcare Partners, Series 1999A, 5.500%, 9/01/29 - AMBAC Insured

       3,065   Oak Hills Local School District, Hamilton County, Ohio, General       12/15 at 100.00           AAA        3,196,458
                 Obligation Bonds, Series 2005, 5.000%, 12/01/24 - FSA Insured
------------------------------------------------------------------------------------------------------------------------------------
      24,265   Total Ohio                                                                                                24,117,994
------------------------------------------------------------------------------------------------------------------------------------

               Oklahoma - 0.4% (0.3% of Total Investments)

       2,250   Oklahoma Capitol Improvement Authority, State Facilities Revenue       7/15 at 100.00           AAA        2,311,200
                 Bonds, Series 2005F, 5.000%, 7/01/24 - AMBAC Insured
------------------------------------------------------------------------------------------------------------------------------------

               Pennsylvania - 2.8% (1.7% of Total Investments)

       3,000   Allegheny County Sanitary Authority, Pennsylvania, Sewerage Revenue   12/15 at 100.00           AAA        3,081,810
                 Bonds, Series 2005A, 5.000%, 12/01/23 - MBIA Insured

               Delaware County Authority, Pennsylvania, Revenue Bonds, Villanova
               University, Series 2006:
       3,260     5.000%, 8/01/23 - AMBAC Insured                                      8/16 at 100.00           AAA        3,355,257
       1,600     5.000%, 8/01/24 - AMBAC Insured                                      8/16 at 100.00           AAA        1,639,008

       5,400   Pennsylvania Public School Building Authority, Lease Revenue Bonds,   12/16 at 100.00           AAA        5,260,356
                 School District of Philadelphia, Series 2006B, 4.500%, 6/01/32 -
                 FSA Insured (UB)

       2,000   Pittsburgh Public Parking Authority, Pennsylvania, Parking Revenue    12/15 at 100.00          Baa3        2,022,560
                 Bonds, Series 2005B, 5.000%, 12/01/23 - FGIC Insured
------------------------------------------------------------------------------------------------------------------------------------
      15,260   Total Pennsylvania                                                                                        15,358,991
------------------------------------------------------------------------------------------------------------------------------------

               Puerto Rico - 2.0% (1.2% of Total Investments)

       2,500   Puerto Rico Electric Power Authority, Power Revenue Bonds, Series      7/15 at 100.00            A3        2,482,275
                 2005RR, 5.000%, 7/01/22 - FGIC Insured

      25,000   Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue           No Opt. Call            A+        3,361,000
                 Bonds, Series 2007A, 0.000%, 8/01/42 - FGIC Insured

       5,000   Puerto Rico, Highway Revenue Bonds, Highway and Transportation           No Opt. Call            A-        5,209,850
                 Authority, Series 2003AA, 5.500%, 7/01/16 - FGIC Insured
------------------------------------------------------------------------------------------------------------------------------------
      32,500   Total Puerto Rico                                                                                         11,053,125
------------------------------------------------------------------------------------------------------------------------------------

               South Carolina - 2.3% (1.4% of Total Investments)

       3,000   Charleston County School District, South Carolina, General             2/14 at 100.00           AAA        3,113,580
                 Obligation Bonds, Series 2004A, 5.000%, 2/01/22 - AMBAC Insured

      10,000   South Carolina Transportation Infrastructure Bank, Revenue Bonds,     10/16 at 100.00            A1        9,284,700
                 Series 2007A, 4.500%, 10/01/34 - XLCA Insured
------------------------------------------------------------------------------------------------------------------------------------
      13,000   Total South Carolina                                                                                      12,398,280
------------------------------------------------------------------------------------------------------------------------------------

-----
  22
-----

   Principal                                                                           Optional Call
Amount (000)   Description (1)                                                        Provisions (2)   Ratings (3)            Value
------------------------------------------------------------------------------------------------------------------------------------
               Tennessee - 1.1% (0.7% of Total Investments)

               Knox County Health, Educational and Housing Facilities Board,
               Tennessee, Hospital Revenue Refunding Bonds, Covenant Health,
               Series 2002A:
$      7,500     0.000%, 1/01/24 - FSA Insured                                         1/13 at 52.75           AAA    $   3,120,075
       5,000     0.000%, 1/01/25 - FSA Insured                                         1/13 at 49.71           AAA        1,954,050
       2,750     0.000%, 1/01/26 - FSA Insured                                         1/13 at 46.78           AAA        1,007,683
------------------------------------------------------------------------------------------------------------------------------------
      15,250   Total Tennessee                                                                                            6,081,808
------------------------------------------------------------------------------------------------------------------------------------

               Texas - 18.4% (10.9% of Total Investments)

       8,000   Abilene Health Facilities Development Corporation, Texas, Hospital     9/08 at 100.00           AAA        8,005,920
                 Revenue Refunding and Improvement Bonds, Hendrick Medical Center
                 Project, Series 1995C, 6.150%, 9/01/25 - MBIA Insured

       1,595   Austin, Texas, Combined Utility System Revenue Refunding Bonds,        5/08 at 100.00           AAA        1,597,201
                 Series 1997, 5.125%, 11/15/20 - FSA Insured

       3,135   Corpus Christi, Texas, Utility System Revenue Bonds, Series 2004,      7/14 at 100.00           AAA        3,371,379
                 5.250%, 7/15/20 - FSA Insured

       3,000   Dallas-Ft. Worth International Airport, Texas, Joint Revenue          11/11 at 100.00            A+        3,102,810
                 Refunding and Improvement Bonds, Series 2001A, 5.750%, 11/01/13 -
                 FGIC Insured (Alternative Minimum Tax)

       3,735   Grand Prairie Independent School District, Dallas County, Texas,       2/13 at 100.00           AAA        4,081,048
                 General Obligation Bonds, Series 2003, 5.125%, 2/15/31
                 (Pre-refunded 2/15/13) - FSA Insured

       1,035   Harris County Hospital District, Texas, Revenue Refunding Bonds,         No Opt. Call           AAA        1,092,598
                 Series 1990, 7.400%, 2/15/10 - AMBAC Insured

         285   Harris County Hospital District, Texas, Revenue Refunding Bonds,         No Opt. Call           AAA          298,660
                 Series 1990, 7.400%, 2/15/10 - AMBAC Insured (ETM)

       5,000   Houston, Texas, First Lien Combined Utility System Revenue Bonds,      5/14 at 100.00            AA        5,103,550
                 Series 2004A, 5.250%, 5/15/24 - FGIC Insured

       4,500   Houston, Texas, General Obligation Public Improvement Bonds, Series    3/11 at 100.00           AAA        4,644,900
                 2001A, 5.000%, 3/01/22 - FSA Insured

      17,000   Houston, Texas, Junior Lien Water and Sewerage System Revenue            No Opt. Call           AAA       19,818,429
                 Refunding Bonds, Series 2002A, 5.750%, 12/01/32 - FSA Insured
                 (ETM)

       4,685   Houston, Texas, Subordinate Lien Airport System Revenue Bonds,         7/10 at 100.00           AAA        4,812,666
                 Series 2000A, 5.500%, 7/01/19 - FSA Insured (Alternative Minimum
                 Tax)

      19,200   Jefferson County Health Facilities Development Corporation, Texas,     8/11 at 100.00           AAA       19,568,832
                 FHA-Insured Mortgage Revenue Bonds, Baptist Hospital of Southeast
                 Texas, Series 2001, 5.400%, 8/15/31 - AMBAC Insured

       2,000   Laredo Independent School District Public Facilities Corporation,      8/11 at 100.00           AAA        2,019,560
                 Texas, Lease Revenue Bonds, Series 2004A, 5.000%, 8/01/24 - AMBAC
                 Insured

      22,045   North Central Texas Health Facilities Development Corporation,         8/12 at 101.00           AAA       22,327,395
                 Revenue Bonds, Children's Medical Center of Dallas, Series 2002,
                 5.250%, 8/15/32 - AMBAC Insured
------------------------------------------------------------------------------------------------------------------------------------
      95,215   Total Texas                                                                                               99,844,948
------------------------------------------------------------------------------------------------------------------------------------

               Washington - 13.3% (7.9% of Total Investments)

      10,730   Chelan County Public Utility District 1, Washington, Hydro             7/11 at 101.00           AAA       10,808,222
                 Consolidated System Revenue Refunding Bonds, Series 2001C, 5.650%,
                 7/01/32 - MBIA Insured (Alternative Minimum Tax)

      15,025   Seattle Housing Authority, Washington, GNMA Collateralized Mortgage   11/11 at 105.00           AAA       16,169,154
                 Loan Low Income Housing Assistance Revenue Bonds, Park Place
                 Project, Series 2000A, 7.000%, 5/20/42

       4,550   Seattle Housing Authority, Washington, GNMA Collateralized Mortgage    9/11 at 102.00           AAA        4,767,035
                 Loan Low Income Housing Assistance Revenue Bonds, RHF/Esperanza
                 Apartments Project, Series 2000A, 6.125%, 3/20/42 (Alternative
                 Minimum Tax)

                                                                           -----
                                                                            23
                                                                           -----

    | Portfolio of INVESTMENTS April 30, 2008 (Unaudited)

   Principal                                                                           Optional Call
Amount (000)   Description (1)                                                        Provisions (2)   Ratings (3)            Value
------------------------------------------------------------------------------------------------------------------------------------
               Washington (continued)

$      5,000   Seattle, Washington, Municipal Light and Power Revenue Bonds, Series  12/10 at 100.00           AAA    $   5,225,100
                 2000, 5.250%, 12/01/21 -  FSA Insured

      11,750   Washington Public Power Supply System, Revenue Refunding Bonds,        7/08 at 102.00           AAA       12,027,418
                 Nuclear Project 1, Series 1998A, 5.125%, 7/01/17 - MBIA Insured

       2,500   Washington State Healthcare Facilities Authority, Revenue Bonds,      12/09 at 101.00           AAA        2,643,037
                 Providence Services, Series 1999, 5.375%, 12/01/19 (Pre-refunded
                 12/01/09) - MBIA Insured

      21,510   Washington State, Motor Vehicle Fuel Tax General Obligation Bonds,       No Opt. Call           AA+        7,640,567
                 Series 2002-03C, 0.000%, 6/01/28 - MBIA Insured (UB)

      10,000   Washington State, General Obligation Bonds, Series R-2003A, 5.000%,    1/12 at 100.00           AAA       10,394,700
                 1/01/19 - MBIA Insured

       2,250   Washington, Certificates of Participation, Washington Convention and   7/09 at 100.00           AAA        2,304,788
                 Trade Center, Series 1999, 5.250%, 7/01/14 - MBIA Insured
------------------------------------------------------------------------------------------------------------------------------------
      83,315   Total Washington                                                                                          71,980,021
------------------------------------------------------------------------------------------------------------------------------------

               West Virginia - 2.5% (1.5% of Total Investments)

      12,845   West Virginia Water Development Authority, Infrastructure Revenue     10/10 at 100.00           AAA       13,751,729
                 Bonds, Infrastructure and Jobs Development Council Program, Series
                 2000A, 5.500%, 10/01/39 (Pre-refunded 10/01/10) - FSA Insured
------------------------------------------------------------------------------------------------------------------------------------

               Wisconsin - 0.7% (0.4% of Total Investments)

       1,635   Green Bay, Wisconsin, Water System Revenue Bonds, Series 2004,        11/14 at 100.00           Aaa        1,802,310
                 5.000%, 11/01/26 (Pre-refunded 11/01/14) - FSA Insured

         545   Green Bay, Wisconsin, Water System Revenue Bonds, Series 2004,        11/14 at 100.00           Aaa          562,075
                 5.000%, 11/01/26 - FSA Insured

       1,675   Wisconsin Public Power Incorporated System, Power Supply System        7/15 at 100.00           AAA        1,684,916
                 Revenue Bonds, Series 2005A, 5.000%, 7/01/30 - AMBAC Insured
------------------------------------------------------------------------------------------------------------------------------------
       3,855   Total Wisconsin                                                                                            4,049,301
------------------------------------------------------------------------------------------------------------------------------------
   1,041,365   Total Long-Term Investments (cost $896,475,390) - 166.9%                                                 906,804,801
------------------------------------------------------------------------------------------------------------------------------------

-----
  24
-----

   Principal
Amount (000)   Description (1)                                                                         Ratings (3)            Value
------------------------------------------------------------------------------------------------------------------------------------
               Short-Term Investments - 1.2% (0.7% of Total Investments)

$      4,420   Louisiana State, Gasoline Tax Revenue Bonds, Series 2006, ROCS 660,                          VMIG-1    $   4,420,000
                 Variable Rate Demand Obligations, 4.010%, 5/01/34 - FGIC Insured (5)

       1,900   Massachusetts Turnpike Authority, Metropolitan Highway System                                  A-1+        1,900,000
                 Revenue Bonds, Senior Series 1997A, Trust 489, Variable Rate Demand
                 Obligations, 6.000%, 1/01/37 - MBIA  Insured (5)
------------------------------------------------------------------------------------------------------------------------------------
$      6,320   Total Short-Term Investments (cost $6,320,000)                                                             6,320,000
============------------------------------------------------------------------------------------------------------------------------
               Total Investments (cost $902,795,390) - 168.1%                                                           913,124,801
               ---------------------------------------------------------------------------------------------------------------------
               Floating Rate Obligations - (12.4)%                                                                      (67,386,650)
               ---------------------------------------------------------------------------------------------------------------------
               Other Assets Less Liabilities - 2.8%                                                                      15,496,623
               ---------------------------------------------------------------------------------------------------------------------
               Preferred Shares, at Liquidation Value - (58.5)% (6)                                                    (318,000,000)
               ---------------------------------------------------------------------------------------------------------------------
               Net Assets Applicable to Common Shares - 100%                                                          $ 543,234,774
               =====================================================================================================================

       As of April 30, 2008, all of the bonds in the Portfolio of Investments, excluding temporary investments in short-term municipal securities, are either covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance, or are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, any of which ensure the timely payment of principal and interest.

  (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

  (2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

  (3) Ratings: Using the higher of Standard & Poor's Group ("Standard & Poor's") or Moody's Investor Service, Inc. ("Moody's") rating. Ratings below BBB by Standard & Poor's or Baa by Moody's are considered to be below investment grade.

       The Portfolio of Investments may reflect the ratings on certain bonds insured by AMBAC, CIFG, FGIC, MBIA and XLCA as of April 30, 2008. Please see the Portfolio Manager's Commentary for an expanded discussion of the affect on the Fund of changes to the ratings of certain bonds in the portfolio resulting from changes to the ratings of the underlying insurers both during the period and after period end.

  (4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

  (5) Investment has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

  (6)  Preferred   Shares,  at  Liquidation  Value  as  a  percentage  of  total investments is (34.8)%.

(ETM)  Escrowed to maturity.

 (IF)  Inverse floating rate investment.

 (UB) Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

                                 See accompanying notes to financial statements.

                                                                           -----
                                                                            25
                                                                           -----

NIO | Nuveen Insured Municipal Opportunity Fund, Inc.
    | Portfolio of INVESTMENTS

                                                      April 30, 2008 (Unaudited)

   Principal                                                                           Optional Call
Amount (000)   Description (1)                                                        Provisions (2)   Ratings (3)            Value
------------------------------------------------------------------------------------------------------------------------------------
               Alabama - 11.1% (6.8% of Total Investments)

$     10,500   Birmingham Waterworks and Sewerage Board, Alabama, Water and           1/17 at 100.00           AAA    $   9,674,700
                 Sewerage Revenue Bonds, Series 2007A, 4.500%, 1/01/43 - AMBAC
                 Insured (UB)

      11,175   Hoover Board of Education, Alabama, Capital Outlay Tax Anticipation    2/11 at 100.00           AAA       11,560,772
                 Warrants, Series 2001, 5.250%, 2/15/22 - MBIA Insured

               Jefferson County, Alabama, Sewer Revenue Capital Improvement
               Warrants, Series 1999A:
      10,815     5.000%, 2/01/33 (Pre-refunded 2/01/09) - FGIC Insured                2/09 at 101.00           AAA       11,150,373
       9,790     5.000%, 2/01/33 (Pre-refunded 2/01/09) - FGIC Insured                2/09 at 101.00           AAA       10,093,588
      29,860     5.750%, 2/01/38 (Pre-refunded 2/01/09) - FGIC Insured                2/09 at 101.00           AAA       30,952,279

       2,500   Jefferson County, Alabama, Sewer Revenue Capital Improvement           8/12 at 100.00           AAA        2,718,325
                 Warrants, Series 2002B, 5.125%, 2/01/42 (Pre-refunded 8/01/12) -
                 FGIC Insured

               Jefferson County, Alabama, Sewer Revenue Capital Improvement
               Warrants, Series 2002D:
         425     5.000%, 2/01/38 (Pre-refunded 8/01/12) - FGIC Insured                8/12 at 100.00           AAA          459,123
      14,800     5.000%, 2/01/42 (Pre-refunded 8/01/12) - FGIC Insured                8/12 at 100.00           AAA       16,019,076

      18,760   Jefferson County, Alabama, Sewer Revenue Capitol Improvement           2/11 at 101.00           AAA       20,074,888
                 Warrants, Series 2001A, 5.000%, 2/01/41 (Pre-refunded 2/01/11) -
                 FGIC Insured

      10,195   Jefferson County, Alabama, Sewer Revenue Refunding Warrants, Series    7/08 at 100.00            BB        6,638,984
                 1997A, 5.375%, 2/01/27 - FGIC Insured

       5,240   Jefferson County, Alabama, Sewer Revenue Refunding Warrants, Series    2/11 at 101.00           AAA        5,615,970
                 2003B, 5.000%, 2/01/41 (Pre-refunded 2/01/11) - FGIC Insured

       6,000   University of Alabama, Tuscaloosa, General Revenue Bonds, Series       7/14 at 100.00           AAA        6,130,500
                 2004A, 5.000%, 7/01/29 - MBIA Insured
------------------------------------------------------------------------------------------------------------------------------------
     130,060   Total Alabama                                                                                            131,088,578
------------------------------------------------------------------------------------------------------------------------------------

               Alaska - 1.5% (0.9% of Total Investments)

       2,745   Alaska Housing Finance Corporation, Collateralized Veterans           12/09 at 100.00           AAA        2,778,489
                 Mortgage Program Bonds, First Series 1999A-1, 6.150%, 6/01/39

      11,245   Alaska Housing Finance Corporation, General Mortgage Revenue Bonds,    6/09 at 100.00           AAA       11,326,639
                 Series 1999A, 6.050%, 6/01/39 - MBIA Insured

       3,000   Alaska Student Loan Corporation, Student Loan Revenue Bonds, Series    7/08 at 100.00           AAA        3,014,250
                 1998A, 5.250%, 7/01/14 (Pre-refunded 7/01/08) - AMBAC Insured
                 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------
      16,990   Total Alaska                                                                                              17,119,378
------------------------------------------------------------------------------------------------------------------------------------

               Arizona - 2.5% (1.5% of Total Investments)

               Arizona State University, Certificates of Participation, Resh
               Infrastructure Projects, Series 2005A:
       2,000     5.000%, 9/01/25 - AMBAC Insured                                      3/15 at 100.00           AAA        2,049,880
       2,000     5.000%, 9/01/27 - AMBAC Insured                                      3/15 at 100.00           AAA        2,042,820

       1,000   Arizona State University, System Revenue Bonds, Series 2005,           7/15 at 100.00           AAA        1,008,320
                 5.000%, 7/01/27 - AMBAC Insured

-----
  26
-----

   Principal                                                                           Optional Call
Amount (000)   Description (1)                                                        Provisions (2)   Ratings (3)            Value
------------------------------------------------------------------------------------------------------------------------------------
               Arizona (continued)

$      1,000   Maricopa County Union High School District 210, Phoenix, Arizona,      7/14 at 100.00           AAA    $   1,100,300
                 General Obligation Bonds, Series 2004A, 5.000%, 7/01/22
                 (Pre-refunded 7/01/14) - FSA Insured

       6,940   Mesa, Arizona, Utility System Revenue Bonds, Reset Option Longs,       7/17 at 100.00           Aaa        5,452,827
                 Series 11032-11034, 7.449%, 7/01/31 - FSA Insured (IF)

       1,150   Phoenix Civic Improvement Corporation, Arizona, Junior Lien            7/14 at 100.00           AAA        1,181,234
                 Wastewater System Revenue Bonds, Series 2004, 5.000%, 7/01/27 -
                 MBIA Insured

      13,490   Phoenix Civic Improvement Corporation, Arizona, Junior Lien Water      7/15 at 100.00           AAA       13,751,841
                 System Revenue Bonds, Series 2005, 4.750%, 7/01/25 - MBIA Insured

       2,905   Pima County Industrial Development Authority, Arizona, Lease           7/08 at 100.00           Aaa        2,996,653
                 Obligation Revenue Refunding Bonds, Tucson Electric Power Company,
                 Series 1988A, 7.250%, 7/15/10 - FSA Insured
------------------------------------------------------------------------------------------------------------------------------------
      30,485   Total Arizona                                                                                             29,583,875
------------------------------------------------------------------------------------------------------------------------------------

               Arkansas - 0.5% (0.3% of Total Investments)

       3,660   Arkansas State University, Student Fee Revenue Bonds, Beebe Campus,    9/15 at 100.00           Aaa        3,664,209
                 Series 2006, 5.000%, 9/01/35 - AMBAC Insured

       2,000   Pulaski County, Arkansas, Hospital Revenue Bonds, Arkansas             3/15 at 100.00           AAA        2,018,300
                 Children's Hospital, Series 2005, 5.000%, 3/01/25 - AMBAC Insured
------------------------------------------------------------------------------------------------------------------------------------
       5,660   Total Arkansas                                                                                             5,682,509
------------------------------------------------------------------------------------------------------------------------------------

               California - 32.9% (20.2% of Total Investments)

       5,600   Alameda Corridor Transportation Authority, California, Subordinate       No Opt. Call           AAA        3,021,648
                 Lien Revenue Bonds, Series 2004A, 0.000%, 10/01/20 - AMBAC
                 Insured

      10,000   California Department of Veterans Affairs, Home Purchase Revenue       6/12 at 101.00           AAA       10,525,400
                 Bonds, Series 2002A, 5.300%, 12/01/21 - AMBAC Insured

               California Department of Water Resources, Power Supply Revenue
               Bonds, Series 2002A:
      30,000     5.375%, 5/01/17 (Pre-refunded 5/01/12) - XLCA Insured                5/12 at 101.00           Aaa       33,111,898
      25,000     5.375%, 5/01/18 (Pre-refunded 5/01/12) - AMBAC Insured               5/12 at 101.00           AAA       27,593,250

               California Department of Water Resources, Water System Revenue
               Bonds, Central Valley Project, Series 2005AC:
       3,700     5.000%, 12/01/24 - MBIA Insured                                     12/14 at 100.00           AAA        3,829,870
       2,820     5.000%, 12/01/27 - MBIA Insured                                     12/14 at 100.00           AAA        2,894,645

      18,000   California Infrastructure Economic Development Bank, First Lien        1/28 at 100.00           AAA       19,226,520
                 Revenue Bonds, San Francisco Bay Area Toll Bridge, Series 2003A,
                 5.000%, 7/01/33 (Pre-refunded 1/01/28) - AMBAC Insured (UB)

       4,500   California, General Obligation Bonds, Series 1998, 5.000%, 10/01/19 - 10/08 at 101.00            A+        4,569,435
                 FGIC Insured

      10,150   California, General Obligation Bonds, Series 2004, 5.000%, 6/01/31 -  12/14 at 100.00           AAA       10,297,378
                 AMBAC Insured

       3,500   Coachella Valley Unified School District, Riverside County,            8/15 at 100.00            A-        3,516,625
                 California, General Obligation Bonds, Series 2005A, 5.000%,
                 8/01/26 - FGIC Insured

      20,000   Cucamonga County Water District, San Bernardino County, California,    9/11 at 101.00            A+       20,071,800
                 Certificates of Participation, Water Shares Purchase, Series 2000,
                 5.125%, 9/01/35 - FGIC Insured

       5,750   East Bay Municipal Utility District, Alameda and Contra Costa          6/15 at 100.00           AAA        5,933,138
                 Counties, California, Water System Subordinated Revenue Bonds,
                 Series 2005A, 5.000%, 6/01/27 - MBIA Insured

      10,000   Golden State Tobacco Securitization Corporation, California,           6/15 at 100.00             A        9,579,800
                 Tobacco Settlement Asset-Backed Revenue Bonds, Series 2005A,
                 5.000%, 6/01/38 - FGIC Insured (UB)

       1,520   Hayward Redevelopment Agency, California, Downtown Redevelopment       3/16 at 100.00            A-        1,508,600
                 Project Tax Allocation Bonds, Series 2006, 5.000%, 3/01/36 - XLCA
                 Insured

                                                                           -----
                                                                            27
                                                                           -----

    | Portfolio of INVESTMENTS April 30, 2008 (Unaudited)

   Principal                                                                           Optional Call
Amount (000)   Description (1)                                                        Provisions (2)   Ratings (3)            Value
------------------------------------------------------------------------------------------------------------------------------------
               California (continued)

$      4,000   Kern Community College District, California, General Obligation       11/15 at 100.00           AAA    $   4,241,080
                 Bonds, Series 2005, 5.000%, 11/01/20 - FSA Insured

       5,600   Kern Community College District, California, General Obligation          No Opt. Call           AAA        2,448,656
                 Bonds, Series 2006, 0.000%, 11/01/24 - FSA Insured

       5,000   Long Beach Bond Financing Authority, California, Lease Revenue        11/11 at 101.00           AAA        5,043,800
                 Refunding Bonds, Long Beach Aquarium of the South Pacific, Series
                 2001, 5.250%, 11/01/30 - AMBAC Insured

       2,740   Los Angeles Harbors Department, California, Revenue Bonds, Series      8/16 at 102.00            AA        2,725,971
                 2006A, 5.000%, 8/01/22 - FGIC Insured (Alternative Minimum Tax)

      20,000   Los Angeles Unified School District, California, General Obligation    7/13 at 100.00           AAA       20,845,800
                 Bonds, Series 2003A, 5.000%, 7/01/21 - FSA Insured

       2,000   Los Angeles Unified School District, California, General Obligation    7/15 at 100.00           AAA        2,089,240
                 Bonds, Series 2005A-2, 5.000%, 7/01/23 - MBIA Insured

       3,000   Los Angeles Unified School District, California, General Obligation    7/16 at 100.00           AA-        3,132,690
                 Bonds, Series 2006F, 5.000%, 7/01/24 - FGIC Insured

       6,205   Port of Oakland, California, Revenue Bonds, Series 2002L, 5.000%,     11/12 at 100.00            A+        5,993,906
                 11/01/22 - FGIC Insured (Alternative Minimum Tax)

               Poway Redevelopment Agency, California, Tax Allocation Bonds,
               Paguay Redevelopment Project, Series 2001:
      15,000     5.200%, 6/15/30 - AMBAC Insured                                     12/11 at 101.00           AAA       15,102,000
       5,000     5.125%, 6/15/33 - AMBAC Insured                                     12/11 at 101.00           AAA        5,013,950

       2,035   Redding, California, Electric System Revenue Certificates of           6/15 at 100.00          Baa3        1,956,001
                 Participation, Series 2005, 5.000%, 6/01/30 - FGIC Insured

       6,000   Redlands Unified School District, San Bernardino County, California,   7/13 at 100.00           AAA        6,150,540
                 General Obligation Bonds, Series 2003, 5.000%, 7/01/26 - FSA
                 Insured

       2,970   Riverside Community College District, California, General              8/15 at 100.00           AAA        3,107,600
                 Obligation Bonds, Series 2005, 5.000%, 8/01/22 - FSA Insured

       2,500   Sacramento County Sanitation District Financing Authority,            12/15 at 100.00            AA        2,590,100
                 California, Revenue Bonds, Series 2005B, 4.750%, 12/01/21 - FGIC
                 Insured

      13,710   San Francisco Airports Commission, California, Revenue Refunding       5/11 at 100.00           AAA       13,732,622
                 Bonds, San Francisco International Airport, Second Series 2001,
                 Issue 27A, 5.250%, 5/01/26 - MBIA Insured (Alternative Minimum
                 Tax)

       3,030   San Francisco Bay Area Rapid Transit District, California, Sales       7/11 at 100.00           AAA        3,069,087
                 Tax Revenue Bonds, Series 2001, 5.125%, 7/01/36 - AMBAC Insured

       8,470   San Francisco Bay Area Rapid Transit District, California, Sales       7/11 at 100.00           AAA        9,109,654
                 Tax Revenue Bonds, Series 2001, 5.125%, 7/01/36 (Pre-refunded
                 7/01/11) - AMBAC Insured

               San Francisco Bay Area Rapid Transit District, California, Sales
               Tax Revenue Bonds, Series 2005A:
       1,220     5.000%, 7/01/22 - MBIA Insured                                       7/15 at 100.00           AAA        1,275,974
       1,280     5.000%, 7/01/23 - MBIA Insured                                       7/15 at 100.00           AAA        1,337,114

      66,685   San Joaquin Hills Transportation Corridor Agency, Orange County,         No Opt. Call           AAA       37,899,081
                 California, Senior Lien Toll Road Revenue Bonds, Series 1993,
                 0.000%, 1/01/21 (ETM)

               San Joaquin Hills Transportation Corridor Agency, Orange County,
               California, Toll Road Revenue Refunding Bonds, Series 1997A:
      31,615     5.250%, 1/15/30 - MBIA Insured                                       7/08 at 101.00           AAA       31,277,350
      21,500     0.000%, 1/15/32 - MBIA Insured                                         No Opt. Call           AAA        5,196,980

-----
  28
-----

   Principal                                                                           Optional Call
Amount (000)   Description (1)                                                        Provisions (2)   Ratings (3)            Value
------------------------------------------------------------------------------------------------------------------------------------
               California (continued)

$     12,525   San Jose Redevelopment Agency, California, Tax Allocation Bonds,       8/10 at 101.00           AAA    $  13,362,046
                 Merged Area Redevelopment Project, Series 2002, 5.000%, 8/01/20
                 (Pre-refunded 8/01/10) - MBIA Insured

      19,595   San Jose Redevelopment Agency, California, Tax Allocation Bonds,       8/17 at 100.00           AAA       18,029,360
                 Merged Area Redevelopment Project, Series 2006C, 4.250%, 8/01/30 -
                 MBIA Insured (UB)

      11,000   Santa Ana Financing Authority, California, Lease Revenue Bonds,          No Opt. Call           AAA       12,812,690
                 Police Administration and Housing Facility, Series 1994A, 6.250%,
                 7/01/24 - MBIA Insured

       5,000   Walnut Energy Center Authority, California, Electric Revenue Bonds,    1/14 at 100.00           AAA        5,021,700
                 Turlock Irrigation District, Series 2004A, 5.000%, 1/01/34 -
                 AMBAC Insured
------------------------------------------------------------------------------------------------------------------------------------
     428,220   Total California                                                                                         388,244,999
------------------------------------------------------------------------------------------------------------------------------------

               Colorado - 6.8% (4.2% of Total Investments)

       1,080   Arkansas River Power Authority, Colorado, Power Revenue Bonds,        10/16 at 100.00            A-        1,048,529
                 Series 2006, 5.250%, 10/01/40 - XLCA Insured

       1,900   Aspen, Colorado, Sales Tax Revenue Bonds, Parks and Open Space,       11/15 at 100.00           AAA        2,002,258
                 Series 2005B, 5.250%, 11/01/24 - FSA Insured

       1,000   Colorado Department of Transportation, Certificates of                 6/14 at 100.00           AAA        1,031,320
                 Participation, Series 2004, 5.000%, 6/15/25 - MBIA Insured

       4,950   Denver Convention Center Hotel Authority, Colorado, Senior Revenue    12/13 at 100.00            A3(4)     5,362,038
                 Bonds, Convention Center Hotel, Series 2003A, 5.000%, 12/01/33
                 (Pre-refunded 12/01/13) - XLCA Insured

       1,740   Douglas County School District RE1, Douglas and Elbert Counties,      12/14 at 100.00           Aaa        1,785,257
                 Colorado, General Obligation Bonds, Series 2005B, 5.000%,
                 12/15/28 - FSA Insured

      35,995   E-470 Public Highway Authority, Colorado, Senior Revenue Bonds,          No Opt. Call           AAA       15,499,807
                 Series 1997B, 0.000%, 9/01/23 - MBIA Insured

      30,800   E-470 Public Highway Authority, Colorado, Senior Revenue Bonds,        9/10 at 102.00           AAA       33,555,058
                 Series 2000A, 5.750%, 9/01/35 (Pre-refunded 9/01/10) - MBIA
                 Insured

      11,800   E-470 Public Highway Authority, Colorado, Senior Revenue Bonds,         9/10 at 74.80           AAA        8,291,860
                 Series 2000B, 0.000%, 9/01/15 (Pre-refunded 9/01/10) - MBIA
                 Insured

      10,000   E-470 Public Highway Authority, Colorado, Toll Revenue Bonds,            No Opt. Call           AAA        3,310,300
                 Series 2004A, 0.000%, 9/01/27 - MBIA Insured

       4,520   Jefferson County School District R1, Colorado, General Obligation     12/14 at 100.00           AAA        4,674,177
                 Bonds, Series 2004, 5.000%, 12/15/24 - FSA Insured

       2,500   Summit County School District RE-1, Summit, Colorado, General         12/14 at 100.00           Aa3        2,600,800
                 Obligation Bonds, Series 2004B, 5.000%, 12/01/24 - FGIC Insured

       1,000   University of Colorado, Enterprise System Revenue Bonds, Series        6/15 at 100.00           AA-        1,002,910
                 2005, 5.000%, 6/01/30 - FGIC Insured
------------------------------------------------------------------------------------------------------------------------------------
     107,285   Total Colorado                                                                                            80,164,314
------------------------------------------------------------------------------------------------------------------------------------

               District of Columbia - 1.1% (0.6% of Total Investments)

               District of Columbia Water and Sewerage Authority, Subordinate
               Lien Public Utility Revenue Bonds, Series 2003:
       5,000     5.125%, 10/01/24 - FGIC Insured                                     10/13 at 100.00           AA-        5,141,350
       5,000     5.125%, 10/01/25 - FGIC Insured                                     10/13 at 100.00           AA-        5,124,450

       2,670   Washington Convention Center Authority, District of Columbia,         10/16 at 100.00           AAA        2,205,634
                 Senior Lien Dedicated Tax Revenue Bonds, Series 2007, Residuals
                 1606, 8.033%, 10/01/30 - AMBAC Insured (IF)
------------------------------------------------------------------------------------------------------------------------------------
      12,670   Total District of Columbia                                                                                12,471,434
------------------------------------------------------------------------------------------------------------------------------------

                                                                           -----
                                                                            29
                                                                           -----

    | Portfolio of INVESTMENTS April 30, 2008 (Unaudited)

   Principal                                                                           Optional Call
Amount (000)   Description (1)                                                        Provisions (2)   Ratings (3)            Value
------------------------------------------------------------------------------------------------------------------------------------
               Florida - 6.4% (3.9% of Total Investments)

$      1,000   Hillsborough County School Board, Florida, Certificates of             7/15 at 100.00           AAA    $   1,016,800
                 Participation, Master Lease Program, Series 2005A, 5.000%,
                 7/01/26 - MBIA Insured

               Indian Trace Development District, Florida, Water Management
               Special Benefit Assessment Bonds, Series 2005:
         645     5.000%, 5/01/25 - MBIA Insured                                       5/15 at 102.00           Aaa          670,594
       1,830     5.000%, 5/01/27 - MBIA Insured                                       5/15 at 102.00           Aaa        1,886,181

       4,425   Jacksonville Economic Development Commission, Florida, Healthcare     11/12 at 100.00           AAA        4,588,460
                 Facilities Revenue Bonds, Mayo Clinic, Series 2001C, 5.500%,
                 11/15/36 - MBIA Insured

       1,505   Lee County, Florida, Transportation Facilities Revenue Bonds,         10/14 at 100.00           AAA        1,561,784
                 Series 2004B, 5.000%, 10/01/21 - AMBAC Insured

       2,000   Marco Island, Florida, Water Utility System Revenue Bonds, Series     10/13 at 100.00           AAA        2,024,520
                 2003, 5.000%, 10/01/27 - MBIA Insured

       2,150   Miami-Dade County, Florida, Aviation Revenue Bonds, Miami             10/12 at 100.00           AAA        2,071,762
                 International Airport, Series 2002A, 5.125%, 10/01/35 - FSA
                 Insured (Alternative Minimum Tax)

      35,920   Miami-Dade County, Florida, Aviation Revenue Bonds, Miami             10/12 at 100.00            A2       35,271,642
                 International Airport, Series 2002, 5.375%, 10/01/32 - FGIC
                 Insured (Alternative Minimum Tax)

      12,930   Miami-Dade County, Florida, Public Facilities Revenue Bonds,          12/15 at 100.00           AAA       12,967,626
                 Jackson Health System, Series 2005A, 5.000%, 6/01/32 - MBIA
                 Insured

       5,320   Miami-Dade County, Florida, Public Facilities Revenue Bonds,           6/15 at 100.00           AAA        5,379,850
                 Jackson Health System, Series 2005B, 5.000%, 6/01/25 - MBIA
                 Insured

               Northern Palm Beach County Improvement District, Florida, Revenue
               Bonds, Water Control and Improvement Development Unit 9B,
               Series 2005:
       1,290     5.000%, 8/01/23 - MBIA Insured                                       8/15 at 102.00           AAA        1,356,242
       2,145     5.000%, 8/01/29 - MBIA Insured                                       8/15 at 102.00           AAA        2,197,531

       2,320   Osceola County, Florida, Transportation Revenue Bonds, Osceola         4/14 at 100.00           Aaa        2,357,909
                 Parkway, Series 2004, 5.000%, 4/01/23 - MBIA Insured

       2,225   Plantation, Florida, Non-Ad Valorem Revenue Refunding and              8/13 at 100.00           Aaa        2,347,954
                 Improvement Bonds, Series 2003, 5.000%, 8/15/18 - FSA Insured
------------------------------------------------------------------------------------------------------------------------------------
      75,705   Total Florida                                                                                             75,698,855
------------------------------------------------------------------------------------------------------------------------------------

               Georgia - 1.0% (0.6% of Total Investments)

       1,000   Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series          11/14 at 100.00           AAA        1,039,340
                 2004, 5.000%, 11/01/22 - FSA Insured

       1,520   College Park Business and Industrial Development Authority,            9/14 at 102.00           AAA        1,616,885
                 Georgia, Revenue Bonds, Public Safety Project, Series 2004,
                 5.250%, 9/01/23 - MBIA Insured

               Fulton County Development Authority, Georgia, Revenue Bonds,
               Georgia Tech Molecular Science Building, Series 2004:
       1,695     5.250%, 5/01/19 - MBIA Insured                                       5/14 at 100.00           AAA        1,825,532
       1,135     5.250%, 5/01/20 - MBIA Insured                                       5/14 at 100.00           AAA        1,215,176
       4,500     5.000%, 5/01/36 - MBIA Insured                                       5/14 at 100.00           AAA        4,574,610

       1,250   Glynn-Brunswick Memorial Hospital Authority, Georgia, Revenue          8/08 at 100.00           AAA        1,257,313
                 Bonds, Southeast Georgia Health Systems, Series 1996, 5.250%,
                 8/01/13 - MBIA Insured
------------------------------------------------------------------------------------------------------------------------------------
      11,100   Total Georgia                                                                                             11,528,856
------------------------------------------------------------------------------------------------------------------------------------

-----
  30
-----

   Principal                                                                           Optional Call
Amount (000)   Description (1)                                                        Provisions (2)   Ratings (3)            Value
------------------------------------------------------------------------------------------------------------------------------------
               Idaho - 0.3% (0.2% of Total Investments)

$        305   Idaho Housing Agency, Single Family Mortgage Senior Bonds, Series        No Opt. Call           Aa1    $     316,255
                 1994B-1, 6.750%, 7/01/22

         265   Idaho Housing Agency, Single Family Mortgage Senior Bonds, Series        No Opt. Call           Aa1          274,938
                 1994B-2, 6.900%, 7/01/26 (Alternative Minimum Tax)

         340   Idaho Housing Agency, Single Family Mortgage Senior Bonds, Series      7/08 at 100.00           Aaa          350,815
                 1995B, 6.600%, 7/01/27 (Alternative Minimum Tax)

               Idaho Housing and Finance Association, Grant and Revenue
               Anticipation Bonds, Federal Highway Trust Funds, Series 2006:
       1,000     5.000%, 7/15/23 - MBIA Insured                                       7/16 at 100.00           Aaa        1,045,100
       1,065     5.000%, 7/15/24 - MBIA Insured                                       7/16 at 100.00           Aaa        1,107,813
------------------------------------------------------------------------------------------------------------------------------------
       2,975   Total Idaho                                                                                                3,094,921
------------------------------------------------------------------------------------------------------------------------------------

               Illinois - 6.2% (3.8% of Total Investments)

       1,050   Bedford Park, Illinois, General Obligation Bonds, Series 2004A,       12/14 at 100.00           AAA        1,133,412
                 5.250%, 12/15/20 - FSA Insured

               Chicago, Illinois, Second Lien Passenger Facility Charge Revenue
               Refunding Bonds, O'Hare International Airport, Series 2001E:
       4,615     5.500%, 1/01/17 - AMBAC Insured (Alternative Minimum Tax)            1/11 at 101.00           AAA        4,697,332
       4,870     5.500%, 1/01/18 - AMBAC Insured (Alternative Minimum Tax)            1/11 at 101.00           AAA        4,937,303

       7,200   Chicago, Illinois, Third Lien General Airport Revenue Bonds,           1/16 at 100.00           AAA        7,386,768
                 O'Hare International Airport, Series 2005A, 5.250%, 1/01/24 -
                 MBIA Insured

      10,000   Illinois Development Finance Authority, Revenue Bonds, Provena         5/08 at 101.00           AAA       10,113,600
                 Health, Series 1998A, 5.500%, 5/15/21 - MBIA Insured

       2,095   Illinois Educational Facilities Authority, Revenue Bonds, Robert       6/08 at 100.00           Aaa        2,098,247
                 Morris College, Series 2000, 5.800%, 6/01/30 - MBIA Insured

       4,500   Illinois Health Facilities Authority, Revenue Bonds, Alexian           1/09 at 101.00           AAA        4,630,410
                 Brothers Health System, Series 1999, 5.000%, 1/01/19
                 (Pre-refunded 1/01/09) - FSA Insured

       7,000   Illinois Health Facilities Authority, Revenue Bonds, Hospital          6/08 at 101.00           Aaa        7,077,210
                 Sisters Services Inc. Obligated Group, Series 1998A, 5.000%,
                 6/01/18 - MBIA Insured

      22,510   Illinois, General Obligation Bonds, Illinois FIRST Program,            2/12 at 100.00            AA       22,997,116
                 Series 2002, 5.125%, 2/01/27 - FGIC Insured

               Schaumburg, Illinois, General Obligation Bonds, Series 2004B:
       4,260     5.000%, 12/01/22 - FGIC Insured                                     12/14 at 100.00           AA+        4,424,351
       2,365     5.000%, 12/01/23 - FGIC Insured                                     12/14 at 100.00           AA+        2,446,640

       4,000   Southwestern Illinois Development Authority, School Revenue              No Opt. Call           AAA        1,638,440
                 Bonds, Triad School District 2, Madison County, Illinois,
                 Series 2006, 0.000%, 10/01/25 - MBIA Insured
------------------------------------------------------------------------------------------------------------------------------------
      74,465   Total Illinois                                                                                            73,580,829
------------------------------------------------------------------------------------------------------------------------------------

               Indiana - 3.5% (2.2% of Total Investments)

       2,030   Decatur Township-Marion County Multi-School Building Corporation,      7/13 at 100.00            AA(4)     2,218,587
                 Indiana, First Mortgage Bonds, Series 2003, 5.000%, 7/15/20
                 (Pre-refunded 7/15/13) - FGIC Insured

       8,000   Indiana Municipal Power Agency, Power Supply Revenue Bonds,            1/17 at 100.00           AAA        7,992,960
                 Series 2007A, 5.000%, 1/01/42 - MBIA Insured

      20,000   Indianapolis Local Public Improvement Bond Bank, Indiana, Series         No Opt. Call           AAA        7,103,200
                 1999E, 0.000%, 2/01/28 - AMBAC Insured

       3,250   Indianapolis Local Public Improvement Bond Bank, Indiana,              7/12 at 100.00           AAA        3,544,450
                 Waterworks Project, Series 2002A, 5.250%, 7/01/33 (Pre-refunded
                 7/01/12) - MBIA Insured

                                                                           -----
                                                                            31
                                                                           -----

    | Portfolio of INVESTMENTS April 30, 2008 (Unaudited)

   Principal                                                                           Optional Call
Amount (000)   Description (1)                                                        Provisions (2)   Ratings (3)            Value
------------------------------------------------------------------------------------------------------------------------------------
               Indiana (continued)

$      1,340   Monroe-Gregg Grade School Building Corporation, Morgan County,         1/14 at 100.00           AAA    $   1,466,550
                 Indiana, First Mortgage Bonds, Series 2004, 5.000%, 1/15/25
                 (Pre-refunded 1/15/14) - FSA Insured

       5,000   Noblesville Redevelopment Authority, Indiana, Economic                 7/13 at 100.00           AAA        5,042,950
                 Development Lease Rental Bonds, Exit 10 Project, Series 2003,
                 5.000%, 1/15/28 - AMBAC Insured

      10,000   Purdue University, Indiana, Student Fee Bonds, Series 2002O,           1/12 at 100.00           AAA       10,384,300
                 5.000%, 7/01/19 - MBIA Insured

       3,705   Whitley County Middle School Building Corporation, Columbia City,      7/13 at 100.00           Aaa        4,049,195
                 Indiana, First Mortgage Bonds, Series 2003, 5.000%, 7/15/16
                 (Pre-refunded 7/15/13) - FSA Insured
------------------------------------------------------------------------------------------------------------------------------------
      53,325   Total Indiana                                                                                             41,802,192
------------------------------------------------------------------------------------------------------------------------------------

               Kansas - 1.2% (0.8% of Total Investments)

       2,055   Kansas Turnpike Authority, Revenue Bonds, Series 2004A-2, 5.000%,      9/14 at 101.00           AAA        2,160,134
                 9/01/23 - FSA Insured

               Neosho County Unified School District 413, Kansas, General
               Obligation Bonds, Series 2006:
       2,145     5.000%, 9/01/27 - FSA Insured                                        9/14 at 100.00           Aaa        2,214,176
       4,835     5.000%, 9/01/29 - FSA Insured                                        9/14 at 100.00           Aaa        4,972,072

       5,000   University of Kansas Hospital Authority, Health Facilities             9/09 at 100.00           AAA        5,226,250
                 Revenue Bonds, KU Health System, Series 1999A, 5.650%, 9/01/29
                 (Pre-refunded 9/01/09) - AMBAC Insured
------------------------------------------------------------------------------------------------------------------------------------
      14,035   Total Kansas                                                                                              14,572,632
------------------------------------------------------------------------------------------------------------------------------------

               Kentucky - 2.1% (1.3% of Total Investments)

       3,870   Kenton County School District Finance Corporation, Kentucky,           6/14 at 100.00           Aaa        4,062,610
                 School Building Revenue Bonds, Series 2004, 5.000%, 6/01/20 -
                 MBIA Insured

       7,500   Kentucky Turnpike Authority, Economic Development Road Revenue         7/16 at 100.00           AAA        7,779,525
                 Bonds, Revitalization Project, Series 2006B, 5.000%, 7/01/25 -
                 AMBAC Insured

      12,980   Louisville and Jefferson County Metropolitan Sewer District,          11/11 at 101.00           AAA       13,487,778
                 Kentucky, Sewer and Drainage System Revenue Bonds, Series
                 2001A, 5.500%, 5/15/34 - MBIA Insured
------------------------------------------------------------------------------------------------------------------------------------
      24,350   Total Kentucky                                                                                            25,329,913
------------------------------------------------------------------------------------------------------------------------------------

               Louisiana - 5.8% (3.6% of Total Investments)

       5,000   DeSoto Parish, Louisiana, Pollution Control Revenue Refunding          9/09 at 102.00           AAA        5,216,000
                 Bonds, Cleco Utility Group Inc. Project, Series 1999, 5.875%,
                 9/01/29 - AMBAC Insured

       3,025   Lafayette City and Parish, Louisiana, Utilities Revenue Bonds,        11/14 at 100.00           AAA        3,190,740
                 Series 2004, 5.250%, 11/01/22 - MBIA Insured

       5,140   Louisiana Public Facilities Authority, Revenue Bonds, Baton Rouge      7/14 at 100.00           AAA        5,289,523
                 General Hospital, Series 2004, 5.250%, 7/01/24 - MBIA Insured

               Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series 2005A:
       2,400     5.000%, 5/01/25 - FGIC Insured                                       5/15 at 100.00           AA-        2,445,408
       4,415     5.000%, 5/01/26 - FGIC Insured                                       5/15 at 100.00           AA-        4,493,234
       5,000     5.000%, 5/01/27 - FGIC Insured                                       5/15 at 100.00           AA-        5,079,700

               Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series 2006:
       3,300     4.750%, 5/01/39 - FSA Insured (UB)                                   5/16 at 100.00           AAA        3,263,073
       8,135     4.500%, 5/01/41 - FGIC Insured (UB)                                  5/16 at 100.00           AA-        7,707,180
      27,590     4.500%, 5/01/41 - FGIC Insured (UB)                                  5/16 at 100.00           AA-       26,139,042

          38   Louisiana State, Gasoline Tax Revenue Bonds, Residuals 660-1,          5/16 at 100.00           AA-           32,285
                 5.082%, 5/01/41 - FGIC Insured (IF)

       5,485   Orleans Levee District, Louisiana, Levee District General              6/08 at 102.00           AAA        5,556,744
                 Obligation Bonds, Series 1986, 5.950%, 11/01/15 - FSA Insured
------------------------------------------------------------------------------------------------------------------------------------
      69,528   Total Louisiana                                                                                           68,412,929
------------------------------------------------------------------------------------------------------------------------------------

-----
  32
-----

   Principal                                                                           Optional Call
Amount (000)   Description (1)                                                        Provisions (2)   Ratings (3)            Value
------------------------------------------------------------------------------------------------------------------------------------
               Maine - 0.3% (0.2% of Total Investments)

$      3,000   Maine Health and Higher Educational Facilities Authority, Revenue      7/13 at 100.00           AAA    $   3,066,930
                 Bonds, Series 2003B, 5.000%, 7/01/28 - FSA Insured
------------------------------------------------------------------------------------------------------------------------------------

               Maryland - 0.4% (0.3% of Total Investments)

       5,345   Baltimore, Maryland, Senior Lien Convention Center Hotel Revenue       9/16 at 100.00            A-        5,075,665
                 Bonds, Series 2006A, 5.250%, 9/01/28 - XLCA Insured
------------------------------------------------------------------------------------------------------------------------------------

               Massachusetts - 4.8% (2.9% of Total Investments)

      22,500   Massachusetts Development Finance Authority, Revenue Bonds, WGBH       1/12 at 101.00           AAA       24,614,325
                 Educational Foundation, Series 2002A, 5.375%, 1/01/42
                 (Pre-refunded 1/01/12) - AMBAC Insured

      11,000   Massachusetts School Building Authority, Dedicated Sales Tax           8/15 at 100.00           AAA       11,469,920
                 Revenue Bonds, Series 2005A, 5.000%, 8/15/23 - FSA Insured (UB)

       2,420   Massachusetts Water Resources Authority, General Revenue Bonds,        2/17 at 100.00           Aaa        1,906,621
                 Series 2007, Residual Trust 7039, 4.069%, 8/01/46 - FSA Insured
                 (IF)

      15,000   Massachusetts, Special Obligation Dedicated Tax Revenue Bonds,         1/14 at 100.00             A(4)    16,366,800
                 Series 2004, 5.250%, 1/01/23 (Pre-refunded 1/01/14) - FGIC
                 Insured

       1,500   University of Massachusetts Building Authority, Senior Lien           11/14 at 100.00           AAA        1,686,240
                 Project Revenue Bonds, Series 2004-1, 5.375%, 11/01/20
                 (Pre-refunded 11/01/14) - AMBAC Insured
------------------------------------------------------------------------------------------------------------------------------------
      52,420   Total Massachusetts                                                                                       56,043,906
------------------------------------------------------------------------------------------------------------------------------------

               Michigan - 6.5% (4.0% of Total Investments)

       5,490   Detroit City School District, Wayne County, Michigan, Unlimited          No Opt. Call           AAA        6,406,226
                 Tax School Building and Site Improvement Bonds, Series 2001A,
                 6.000%, 5/01/29 - FSA Insured

       6,000   Detroit, Michigan, General Obligation Bonds, Series 2001A-1,          10/11 at 100.00           AAA        6,241,140
                 5.375%, 4/01/18 - MBIA Insured

       7,420   Detroit, Michigan, Senior Lien Water Supply System Revenue Bonds,      7/08 at 100.00           AAA        7,423,933
                 Series 1997A, 5.000%, 7/01/27 - MBIA Insured

               Detroit, Michigan, Sewerage Disposal System Revenue Bonds,
               Series 1999A:
      15,825     5.750%, 7/01/26 (Pre-refunded 1/01/10) - FGIC Insured                1/10 at 101.00           Aaa       16,851,093
      20,000     5.875%, 7/01/27 (Pre-refunded 1/01/10) - FGIC Insured                1/10 at 101.00           Aaa       21,337,400

       1,085   Grand Rapids Community College, Kent County, Michigan, General         5/13 at 100.00           AAA        1,150,740
                 Obligation Refunding Bonds, Series 2003, 5.250%, 5/01/20 -
                 AMBAC Insured

       6,850   Wayne County, Michigan, Airport Revenue Bonds, Detroit                12/08 at 101.00           AAA        6,944,736
                 Metropolitan Wayne County Airport, Series 1998A, 5.375%,
                 12/01/15 - MBIA Insured (Alternative Minimum Tax)

      10,000   Wayne County, Michigan, Limited Tax General Obligation Airport        12/11 at 101.00           AAA       10,373,500
                 Hotel Revenue Bonds, Detroit Metropolitan Wayne County Airport,
                 Series 2001A, 5.250%, 12/01/25 - MBIA Insured
------------------------------------------------------------------------------------------------------------------------------------
      72,670   Total Michigan                                                                                            76,728,768
------------------------------------------------------------------------------------------------------------------------------------

               Minnesota - 1.3% (0.8% of Total Investments)

      13,020   Saint Paul Housing and Redevelopment Authority, Minnesota,            12/11 at 102.00           Aaa       14,882,641
                 Multifamily Housing Revenue Bonds, Marian Center Project,
                 Series 2001A, 6.450%, 6/20/43 (Pre-refunded 12/20/11)
------------------------------------------------------------------------------------------------------------------------------------

               Nebraska - 1.3% (0.8% of Total Investments)

      14,520   Lincoln Electric System, Nebraska, Electric System Revenue Bonds,      9/17 at 100.00            AA       13,111,270
                 Series 2007A, Residuals 07-1007-9, 3.454%, 9/01/37 - FGIC
                 Insured (IF)

               Nebraska Public Power District, General Revenue Bonds, Series 2005A:
       1,000     5.000%, 1/01/24 - FSA Insured                                        1/15 at 100.00           AAA        1,033,710
       1,000     5.000%, 1/01/25 - FSA Insured                                        1/15 at 100.00           AAA        1,033,710
------------------------------------------------------------------------------------------------------------------------------------
      16,520   Total Nebraska                                                                                            15,178,690
------------------------------------------------------------------------------------------------------------------------------------

                                                                           -----
                                                                            33
                                                                           -----

    | Portfolio of INVESTMENTS April 30, 2008 (Unaudited)

   Principal                                                                           Optional Call
Amount (000)   Description (1)                                                        Provisions (2)   Ratings (3)            Value
------------------------------------------------------------------------------------------------------------------------------------
               Nevada - 8.2% (5.0% of Total Investments)

$      8,475   Clark County, Nevada, General Obligation Bank Bonds, Southern         12/12 at 100.00           AAA    $   8,536,783
                 Nevada Water Authority Loan, Series 2002, 5.000%, 6/01/32 - MBIA
                 Insured

       3,630   Clark County, Nevada, General Obligation Bank Bonds, Southern         12/12 at 100.00           Aaa        3,951,001
                 Nevada Water Authority Loan, Series 2002, 5.000%, 6/01/32
                 (Pre-refunded 12/01/12) - MBIA Insured

       7,370   Clark County, Nevada, Subordinate Lien Airport Revenue Bonds,          7/14 at 100.00           Aa3        7,429,550
                 Series 2004A-2, 5.125%, 7/01/25 - FGIC Insured

               Director of Nevada State Department of Business and Industry,
               Revenue Bonds, Las Vegas Monorail Project, First Tier, Series 2000:
      15,000     5.625%, 1/01/34 - AMBAC Insured                                      1/10 at 102.00           AAA       12,736,350
      13,000     5.375%, 1/01/40 - AMBAC Insured                                      1/10 at 100.00           AAA       10,387,000

      14,985   Reno, Nevada, Capital Improvement Revenue Bonds, Series 2002,          6/12 at 100.00          Baa1       15,278,256
                 5.375%, 6/01/32 - FGIC Insured

      25,300   Reno, Nevada, Capital Improvement Revenue Bonds, Series 2002,          6/12 at 100.00          Baa1(4)    27,621,275
                 5.375%, 6/01/32 (Pre-refunded 6/01/12) - FGIC Insured

      10,000   Reno, Nevada, Senior Lien Sales and Room Tax Revenue Bonds, Reno       6/12 at 100.00           AAA       10,834,000
                 Transportation Rail Access Corridor Project, Series 2002,
                 5.125%, 6/01/27 (Pre-refunded 6/01/12) - AMBAC Insured
------------------------------------------------------------------------------------------------------------------------------------
      97,760   Total Nevada                                                                                              96,774,215
------------------------------------------------------------------------------------------------------------------------------------

               New Jersey - 2.2% (1.4% of Total Investments)

               Essex County Improvement Authority, New Jersey, Guaranteed Revenue
               Bonds, Project Consolidation, Series 2004:
       2,000     5.125%, 10/01/21 - MBIA Insured                                     10/14 at 100.00           Aaa        2,111,720
       2,250     5.125%, 10/01/22 - MBIA Insured                                     10/14 at 100.00           Aaa        2,355,525

               New Jersey Economic Development Authority, Revenue Bonds, Motor
               Vehicle Surcharge, Series 2004A:
       3,850     5.000%, 7/01/22 - MBIA Insured                                       7/14 at 100.00           AAA        4,000,805
       3,850     5.000%, 7/01/23 - MBIA Insured                                       7/14 at 100.00           AAA        3,988,138

               New Jersey Turnpike Authority, Revenue Bonds, Series 2003A:
       8,250     5.000%, 1/01/19 - FGIC Insured                                       7/13 at 100.00             A        8,493,458
       2,000     5.000%, 1/01/23 - FSA Insured                                        7/13 at 100.00           AAA        2,087,420

       3,320   New Jersey Turnpike Authority, Revenue Bonds, Series 2005A,            1/15 at 100.00           AAA        3,480,788
                 5.000%, 1/01/21 - FSA Insured
------------------------------------------------------------------------------------------------------------------------------------
      25,520   Total New Jersey                                                                                          26,517,854
------------------------------------------------------------------------------------------------------------------------------------

               New Mexico - 0.3% (0.2% of Total Investments)

       3,660   San Juan County, New Mexico, Subordinate Gross Receipts Tax            6/15 at 100.00           AAA        3,734,518
                 Revenue Bonds, Series 2005, 5.000%, 6/15/25 - MBIA Insured
------------------------------------------------------------------------------------------------------------------------------------

               New York - 7.6% (4.6% of Total Investments)

       1,880   Dormitory Authority of the State of New York, FHA-Insured Mortgage     2/15 at 100.00          Baa3        1,911,095
                 Revenue Bonds, Montefiore Hospital, Series 2004, 5.000%, 8/01/23 -
                 FGIC Insured

       3,335   Dormitory Authority of the State of New York, State Personal           3/15 at 100.00           AAA        3,470,501
                 Income Tax Revenue Bonds, Series 2005F, 5.000%, 3/15/24 - AMBAC
                 Insured

       3,820   Hudson Yards Infrastructure Corporation, New York, Revenue Bonds,      2/17 at 100.00           AAA        3,563,716
                 2006A, 4.500%, 2/15/47 - MBIA Insured (UB)

       8,685   Long Island Power Authority, New York, Electric System General         6/08 at 101.00           AAA        8,796,168
                 Revenue Bonds, Series 1998A, 5.300%, 12/01/19 (Pre-refunded
                 6/01/08) - FSA Insured

-----
  34
-----

   Principal                                                                           Optional Call
Amount (000)   Description (1)                                                        Provisions (2)   Ratings (3)            Value
------------------------------------------------------------------------------------------------------------------------------------
               New York (continued)

$      6,900   Long Island Power Authority, New York, Electric System Revenue        11/16 at 100.00           AAA    $   6,379,395
                 Bonds, Series 2006F, 4.250%, 5/01/33 - MBIA Insured (UB)

      12,500   Long Island Power Authority, New York, Electric System General         6/16 at 100.00            A-       12,715,625
                 Revenue Bonds, Series 2006A, 5.000%, 12/01/25 - FGIC Insured

               Metropolitan Transportation Authority, New York, State Service
               Contract Refunding Bonds, Series 2002A:
       1,500     5.000%, 7/01/21 - FGIC Insured                                       7/12 at 100.00           AA-        1,539,885
       5,000     5.000%, 7/01/25 - FGIC Insured                                       7/12 at 100.00           AA-        5,101,400

       5,000   New York City, New York, General Obligation Bonds, Fiscal Series       9/15 at 100.00           AAA        5,262,900
                 2005F-1, 5.000%, 9/01/21 - AMBAC Insured

      10,000   New York City, New York, General Obligation Bonds, Fiscal Series       4/15 at 100.00            AA       10,294,100
                 2005M, 5.000%, 4/01/26 - FGIC Insured

       5,000   New York State Thruway Authority, General Revenue Bonds, Series        1/15 at 100.00           AAA        5,168,550
                 2005F, 5.000%, 1/01/26 - AMBAC Insured

       3,650   New York State Urban Development Corporation, Service Contract         3/15 at 100.00           AAA        3,791,693
                 Revenue Bonds, Series 2005B, 5.000%, 3/15/25 - FSA Insured

               New York State Urban Development Corporation, State Personal
               Income Tax Revenue Bonds, Series 2004A-1:
       1,000     5.000%, 3/15/23 - FGIC Insured                                       3/14 at 100.00           AAA        1,038,060
       5,000     5.000%, 3/15/25 - FGIC Insured                                       3/14 at 100.00           AAA        5,158,800

      15,000   Triborough Bridge and Tunnel Authority, New York, Subordinate Lien    11/12 at 100.00           AAA       15,145,200
                 General Purpose Revenue Refunding Bonds, Series 2002E, 5.000%,
                 11/15/32 - MBIA Insured
------------------------------------------------------------------------------------------------------------------------------------
      88,270   Total New York                                                                                            89,337,088
------------------------------------------------------------------------------------------------------------------------------------

               North Carolina - 1.4% (0.9% of Total Investments)

               Mooresville, North Carolina, Enterprise System Revenue Bonds,
               Series 2004:
       2,115     5.000%, 5/01/22 - FGIC Insured                                       5/14 at 100.00             A        2,175,679
       2,575     5.000%, 5/01/26 - FGIC Insured                                       5/14 at 100.00             A        2,585,583

       5,000   North Carolina Municipal Power Agency 1, Catawba Electric Revenue      1/13 at 100.00           AAA        5,391,550
                 Bonds, Series 2003A, 5.250%, 1/01/16 - FSA Insured

               Raleigh Durham Airport Authority, North Carolina, Airport Revenue
               Bonds, Series 2005A:
       3,205     5.000%, 5/01/23 - AMBAC Insured                                      5/15 at 100.00           Aaa        3,263,716
       3,295     5.000%, 5/01/24 - AMBAC Insured                                      5/15 at 100.00           Aaa        3,343,568
------------------------------------------------------------------------------------------------------------------------------------
      16,190   Total North Carolina                                                                                      16,760,096
------------------------------------------------------------------------------------------------------------------------------------

               North Dakota - 0.6% (0.4% of Total Investments)

               Grand Forks, North Dakota, Sales Tax Revenue Bonds, Alerus
               Project, Series 2005A:
       2,195     5.000%, 12/15/22 - MBIA Insured                                     12/15 at 100.00           Aaa        2,292,436
       1,355     5.000%, 12/15/23 - MBIA Insured                                     12/15 at 100.00           Aaa        1,412,466
       3,000     5.000%, 12/15/24 - MBIA Insured                                     12/15 at 100.00           Aaa        3,113,400
------------------------------------------------------------------------------------------------------------------------------------
       6,550   Total North Dakota                                                                                         6,818,302
------------------------------------------------------------------------------------------------------------------------------------

               Ohio - 4.3% (2.6% of Total Investments)

       2,650   Cleveland State University, Ohio, General Receipts Bonds, Series       6/14 at 100.00             A        2,743,280
                 2004, 5.250%, 6/01/24 - FGIC Insured

       2,000   Columbus City School District, Franklin County, Ohio, General         12/14 at 100.00           AAA        2,234,880
                 Obligation Bonds, Series 2004, 5.250%, 12/01/25 (Pre-refunded
                 12/01/14) - FSA Insured

                                                                           -----
                                                                            35
                                                                           -----

    | Portfolio of INVESTMENTS April 30, 2008 (Unaudited)

   Principal                                                                           Optional Call
Amount (000)   Description (1)                                                        Provisions (2)   Ratings (3)            Value
------------------------------------------------------------------------------------------------------------------------------------
               Ohio (continued)

$      2,385   Columbus, Ohio, Tax Increment Financing Bonds, Easton Project,         6/14 at 100.00           AAA    $   2,428,717
                 Series 2004A, 5.000%, 12/01/22 - AMBAC Insured

       2,205   Hamilton City School District, Ohio, General Obligation Bonds,         6/15 at 100.00           Aaa        2,260,412
                 Series 2005, 5.000%, 12/01/24 - MBIA Insured

      19,600   Hamilton County, Ohio, Sales Tax Bonds, Subordinate Series 2006,      12/16 at 100.00           Aaa       17,707,228
                 4.250%, 12/01/32 - AMBAC Insured (UB)

      20,100   Lucas County, Ohio, Hospital Revenue Bonds, ProMedica Healthcare      11/09 at 101.00           AAA       20,111,055
                 Obligated Group, Series 1999, 5.375%, 11/15/39 - AMBAC Insured

       3,000   Ross Local School District, Butler County, Ohio, General              12/13 at 100.00           Aaa        3,296,190
                 Obligation Bonds, Series 2003, 5.000%, 12/01/28 (Pre-refunded
                 12/01/13) - FSA Insured
------------------------------------------------------------------------------------------------------------------------------------
      51,940   Total Ohio                                                                                                50,781,762
------------------------------------------------------------------------------------------------------------------------------------

               Oklahoma - 3.1% (1.9% of Total Investments)

       3,500   Oklahoma Capitol Improvement Authority, State Facilities Revenue       7/15 at 100.00           AAA        3,595,200
                 Bonds, Series 2005F, 5.000%, 7/01/24 - AMBAC Insured

       3,545   Oklahoma Housing Finance Agency, GNMA Collateralized Single Family       No Opt. Call           AAA        3,817,433
                 Mortgage Revenue Bonds, Series 1987A, 7.997%, 8/01/18
                 (Alternative Minimum Tax)

      21,000   Oklahoma Municipal Power Authority, Power Supply System Revenue        1/17 at 100.00             A       18,636,240
                 Bonds, Series 2007, 4.500%, 1/01/47 - FGIC Insured

       5,245   Oklahoma State Industries Authority, Revenue Bonds, Oklahoma           2/11 at 100.00           Aaa        5,327,347
                 Medical Research Foundation, Series 2001, 5.250%, 2/01/21 -
                 AMBAC Insured

       4,880   University of Oklahoma, Student Housing Revenue Bonds, Series          7/14 at 100.00           Aaa        5,033,769
                 2004, 5.000%, 7/01/22 - AMBAC Insured
------------------------------------------------------------------------------------------------------------------------------------
      38,170   Total Oklahoma                                                                                            36,409,989
------------------------------------------------------------------------------------------------------------------------------------

               Oregon - 0.6% (0.4% of Total Investments)

       2,535   Oregon Department of Administrative Services, Certificates of          5/15 at 100.00           AAA        2,627,350
                 Participation, Series 2005A, 5.000%, 5/01/25 - FSA Insured

       3,470   Oregon Department of Administrative Services, Certificates of         11/15 at 100.00           AA-        3,630,696
                 Participation, Series 2005B, 5.000%, 11/01/18 - FGIC Insured

       1,080   Oregon Housing and Community Services Department, Single Family        7/08 at 100.00           Aa2        1,080,875
                 Mortgage Revenue Bonds, Series 1995A, 6.450%, 7/01/26
                 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------
       7,085   Total Oregon                                                                                               7,338,921
------------------------------------------------------------------------------------------------------------------------------------

               Pennsylvania - 3.2% (2.0% of Total Investments)

       7,925   Commonwealth Financing Authority, Pennsylvania, State                  6/16 at 100.00           AAA        8,228,924
                 Appropriation Lease Bonds, Series 2006A, 5.000%, 6/01/26 - FSA
                 Insured

       1,800   Pennsylvania Higher Educational Facilities Authority, Revenue          5/15 at 100.00           AAA        1,825,469
                 Bonds, Drexel University, Series 2005A, 5.000%, 5/01/28 - MBIA
                 Insured

      11,740   Pennsylvania Public School Building Authority, Lease Revenue          12/16 at 100.00           AAA       11,436,404
                 Bonds, School District of Philadelphia, Series 2006B, 4.500%,
                 6/01/32 - FSA Insured (UB)

       2,625   Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series       6/16 at 100.00           AAA        2,723,858
                 2006A, 5.000%, 12/01/26 - AMBAC Insured

       6,335   Radnor Township School District, Delaware County, Pennsylvania,        8/15 at 100.00           Aaa        6,517,701
                 General Obligation Bonds, Series 2005B, 5.000%, 2/15/30 - FSA
                 Insured

               Reading School District, Berks County, Pennsylvania, General
               Obligation Bonds, Series 2005:
       3,285     5.000%, 1/15/22 - FSA Insured                                        1/16 at 100.00           AAA        3,445,308
       3,450     5.000%, 1/15/23 - FSA Insured                                        1/16 at 100.00           AAA        3,602,214
------------------------------------------------------------------------------------------------------------------------------------
      37,160   Total Pennsylvania                                                                                        37,779,878
------------------------------------------------------------------------------------------------------------------------------------

-----
  36
-----

   Principal                                                                           Optional Call
Amount (000)   Description (1)                                                        Provisions (2)   Ratings (3)            Value
------------------------------------------------------------------------------------------------------------------------------------
               Puerto Rico - 0.9% (0.6% of Total Investments)

$      2,500   Puerto Rico Electric Power Authority, Power Revenue Bonds, Series      7/15 at 100.00           AAA    $   2,765,050
                 2005RR, 5.000%, 7/01/30 (Pre-refunded 7/01/15) - XLCA Insured

       2,000   Puerto Rico Highway and Transportation Authority, Highway Revenue      7/13 at 100.00          BBB+        2,013,340
                 Bonds, Series 2003G, 5.250%, 7/01/19 - FGIC Insured

       1,550   Puerto Rico Municipal Finance Agency, Series 2005C, 5.250%,              No Opt. Call            A+        1,551,039
                 8/01/21 - CIFG Insured

      36,000   Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue           No Opt. Call            A+        4,839,840
                 Bonds, Series 2007A, 0.000%, 8/01/42 - FGIC Insured
------------------------------------------------------------------------------------------------------------------------------------
      42,050   Total Puerto Rico                                                                                         11,169,269
------------------------------------------------------------------------------------------------------------------------------------

               Rhode Island - 2.2% (1.3% of Total Investments)

       2,195   Providence Housing Development Corporation, Rhode Island,              7/08 at 100.00           AAA        2,290,175
                 FHA-Insured Section 8 Assisted Mortgage Revenue Refunding Bonds,
                 Barbara Jordan Apartments, Series 1994A, 6.750%, 7/01/25 - MBIA
                 Insured

      20,475   Rhode Island Depositors Economic Protection Corporation, Special       2/11 at 100.00           AAA       21,888,594
                 Obligation Refunding Bonds, Series 1993B, 5.250%, 8/01/21
                 (Pre-refunded 2/01/11) - MBIA Insured

       1,405   Rhode Island Health & Educational Building Corporation, Higher         9/14 at 100.00           Aaa        1,488,429
                 Education Auxiliary Enterprise Revenue Bonds, Series 2004A,
                 5.500%, 9/15/24 - AMBAC Insured
------------------------------------------------------------------------------------------------------------------------------------
      24,075   Total Rhode Island                                                                                        25,667,198
------------------------------------------------------------------------------------------------------------------------------------

               South Carolina - 5.3% (3.2% of Total Investments)

      10,000   Beaufort County, South Carolina, Tax Increment Bonds, New River       12/12 at 100.00           AAA       10,101,500
                 Redevelopment Project, Series 2002, 5.000%, 6/01/27 - MBIA
                 Insured

               Medical University Hospital Authority, South Carolina, FHA-Insured
               Mortgage Revenue Bonds, Series 2004A:
       2,000     5.250%, 8/15/22 - MBIA Insured                                       8/14 at 100.00           AAA        2,083,480
       2,105     5.250%, 8/15/23 - MBIA Insured                                       8/14 at 100.00           AAA        2,183,517

       4,855   Piedmont Municipal Power Agency, South Carolina, Electric Revenue        No Opt. Call           AAA        3,935,609
                 Bonds, Series 1988A, 0.000%, 1/01/13 - AMBAC Insured (ETM)

       4,795   Piedmont Municipal Power Agency, South Carolina, Electric Revenue       7/09 at 76.63           AAA        3,458,442
                 Bonds, Series 1988A, 0.000%, 1/01/13 (Pre-refunded 7/01/09) -
                 AMBAC Insured

       7,955   Piedmont Municipal Power Agency, South Carolina, Electric Revenue        No Opt. Call           AAA        6,300,599
                 Bonds, Series 1988A, 0.000%, 1/01/13 - AMBAC Insured

       8,000   South Carolina JOBS Economic Development Authority, Industrial        11/12 at 100.00           AAA        8,163,840
                 Revenue Bonds, South Carolina Electric and Gas Company, Series
                 2002A, 5.200%, 11/01/27 - AMBAC Insured

      10,000   South Carolina JOBS Economic Development Authority, Industrial        11/12 at 100.00           AAA       10,000,000
                 Revenue Bonds, South Carolina Electric and Gas Company, Series
                 2002B, 5.450%, 11/01/32 - AMBAC Insured (Alternative Minimum Tax)

      17,500   South Carolina Transportation Infrastructure Bank, Revenue Bonds,     10/16 at 100.00            A1       16,248,225
                 Series 2007A, 4.500%, 10/01/34 - XLCA Insured
------------------------------------------------------------------------------------------------------------------------------------
      67,210   Total South Carolina                                                                                      62,475,212
------------------------------------------------------------------------------------------------------------------------------------

               Tennessee - 0.6% (0.3% of Total Investments)

       6,455   Memphis-Shelby County Airport Authority, Tennessee, Airport            3/11 at 100.00           AAA        6,675,051
                 Revenue Bonds, Series 2001A, 5.500%, 3/01/18 - FSA Insured
                 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------

                                                                           -----
                                                                            37
                                                                           -----

    | Portfolio of INVESTMENTS April 30, 2008 (Unaudited)

   Principal                                                                           Optional Call
Amount (000)   Description (1)                                                        Provisions (2)   Ratings (3)            Value
------------------------------------------------------------------------------------------------------------------------------------
               Texas - 16.1% (9.9% of Total Investments)

$     22,650   Brazos River Authority, Texas, Revenue Refunding Bonds, Houston        5/08 at 102.00           AAA    $  22,950,339
                 Industries Inc., Series 1998C, 5.125%, 5/01/19 - AMBAC Insured

         521   Capital Area Housing Finance Corporation, Texas, FNMA Backed Single    4/12 at 106.00           AAA          537,382
                 Family Mortgage Revenue Refunding Bonds, Series 2002A-2, 6.300%,
                 4/01/35 - AMBAC Insured (Alternative Minimum Tax)

      12,500   Dallas-Ft. Worth International Airport, Texas, Joint Revenue Bonds,   11/09 at 100.00            A+       12,596,750
                 Series 2000A, 6.125%, 11/01/35 - FGIC Insured (Alternative Minimum
                 Tax)

               Harris County, Texas, Toll Road Senior Lien Revenue Bonds, Series 1989:
       9,000     0.000%, 8/15/18 (Pre-refunded 8/15/09) - AMBAC Insured                8/09 at 53.84           AAA        4,696,740
      39,000     0.000%, 8/15/19 (Pre-refunded 8/15/09) - AMBAC Insured                8/09 at 50.26           AAA       18,998,850
       7,280     0.000%, 8/15/20 (Pre-refunded 8/15/09) - AMBAC Insured                8/09 at 46.91           AAA        3,310,726
       5,085     0.000%, 8/15/21 (Pre-refunded 8/15/09) - AMBAC Insured                8/09 at 43.80           AAA        2,158,684

      25,000   Harris County-Houston Sports Authority, Texas, Junior Lien Revenue    11/11 at 100.00           AAA       25,118,000
                 Refunding Bonds, Series 2001B, 5.250%, 11/15/40 - MBIA Insured

       4,671   Houston Housing Finance Corporation, Texas, GNMA Collateralized        9/11 at 105.00           Aaa        4,761,758
                 Mortgage Multifamily Housing Revenue Bonds, RRG Apartments
                 Project, Series 2001, 6.350%, 3/20/42

               Houston, Texas, First Lien Combined Utility System Revenue Bonds,
               Series 2004A:
       4,000     5.250%, 5/15/24 - FGIC Insured                                       5/14 at 100.00            AA        4,082,840
       5,000     5.250%, 5/15/25 - MBIA Insured                                       5/14 at 100.00           AAA        5,193,650

       6,570   Houston, Texas, General Obligation Public Improvement Bonds, Series    3/11 at 100.00           AAA        7,056,180
                 2001A, 5.375%, 3/01/19 (Pre-refunded 3/01/11) - FSA Insured

      17,500   Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds,         9/11 at 100.00           AAA       17,712,100
                 Convention and Entertainment Project, Series 2001B, 5.250%,
                 9/01/33 - AMBAC Insured

       4,170   Houston, Texas, Subordinate Lien Airport System Revenue Bonds,         7/10 at 100.00           AAA        4,441,092
                 Series 2000B, 5.500%, 7/01/30 (Pre-refunded 7/01/10) - FSA Insured

      23,865   Jefferson County Health Facilities Development Corporation, Texas,     8/11 at 100.00           AAA       24,393,132
                 FHA-Insured Mortgage Revenue Bonds, Baptist Hospital of Southeast
                 Texas, Series 2001, 5.500%, 8/15/41 - AMBAC Insured

         140   Lower Colorado River Authority, Texas, Revenue Refunding and           5/11 at 100.00           AAA          149,446
                 Improvement Bonds, Series 2001A, 5.000%, 5/15/21 (Pre-refunded
                 5/15/11) - MBIA Insured

       8,065   Lower Colorado River Authority, Texas, Revenue Refunding and           5/11 at 100.00           AAA        8,202,347
                 Improvement Bonds, Series 2001A, 5.000%, 5/15/21 - MBIA Insured

               Port of Houston Authority, Harris County, Texas, General Obligation
               Port Improvement Bonds, Series 2001B:
       3,205     5.500%, 10/01/18 - FGIC Insured (Alternative Minimum Tax)           10/11 at 100.00           AA+        3,235,608
       3,375     5.500%, 10/01/19 - FGIC Insured (Alternative Minimum Tax)           10/11 at 100.00           AA+        3,402,101

       7,205   San Antonio, Texas, Airport System Improvement Revenue Bonds, Series   7/11 at 101.00            A+        7,362,069
                 2001, 5.375%, 7/01/15 - FGIC Insured (Alternative Minimum Tax)

       7,550   Waco Health Facilities Development Corporation, Texas, Hillcrest       8/16 at 100.00           AAA        7,579,823
                 Health System Project, FHA Insured Mortgage Revenue Bonds, Series
                 2006A, 5.000%, 8/01/31 - MBIA Insured

       1,840   Ysleta Independent School District Public Facility Corporation,       11/09 at 100.00           AAA        1,879,910
                 Texas, Lease Revenue Refunding Bonds, Series 2001, 5.375%,
                 11/15/24 - AMBAC Insured
------------------------------------------------------------------------------------------------------------------------------------
     218,192   Total Texas                                                                                              189,819,527
------------------------------------------------------------------------------------------------------------------------------------

-----
  38
-----

   Principal                                                                          Optional Call
Amount (000)   Description (1)                                                       Provisions (2)   Ratings (3)             Value
------------------------------------------------------------------------------------------------------------------------------------
               Utah - 0.2% (0.1% of Total Investments)

$      2,000   Clearfield City, Utah, Sales Tax Revenue Bonds, Series 2003, 5.000%,  7/13 at 100.00           AA-(4) $    2,184,640
                 7/01/28 (Pre-refunded 7/01/13) - FGIC Insured
------------------------------------------------------------------------------------------------------------------------------------

               Virginia - 1.4% (0.8% of Total Investments)

       1,035   Loudoun County Industrial Development Authority, Virginia, Lease      6/14 at 100.00           AAA         1,118,100
                 Revenue Bonds, Public Safety Facilities, Series 2003A, 5.250%,
                 12/15/20 - FSA Insured

       4,840   Metropolitan Washington D.C. Airports Authority, Airport System      10/11 at 101.00           AAA         4,957,999
                 Revenue Bonds, Series 2001A, 5.500%, 10/01/19 - MBIA Insured
                 (Alternative Minimum Tax)

      10,000   Virginia Housing Development Authority, Commonwealth Mortgage Bonds,  7/11 at 100.00           AAA        10,042,500
                 Series 2001H-1, 5.375%,7/01/36 - MBIA Insured
------------------------------------------------------------------------------------------------------------------------------------
      15,875   Total Virginia                                                                                            16,118,599
------------------------------------------------------------------------------------------------------------------------------------

               Washington - 2.3% (1.4% of Total Investments)

       2,500   Grant County Public Utility District 2, Washington, Revenue Bonds,    1/15 at 100.00           Aa2         2,508,275
                 Wanapum Hydroelectric Development, Series 2005A, 5.000%, 1/01/29 -
                 FGIC Insured

       3,500   King County School District 401, Highline, Washington, General       12/14 at 100.00           AA+         3,600,660
                 Obligation Bonds, Series 2004, 5.000%, 10/01/24 - FGIC Insured

       3,195   Kitsap County, Washington, Limited Tax General Obligation Bonds,      7/10 at 100.00           AAA         3,402,707
                 Series 2000, 5.500%, 7/01/25 (Pre-refunded 7/01/10) -
                 AMBAC Insured

       4,250   Snohomish County Public Utility District 1, Washington, Generation      No Opt. Call           Aaa         5,144,370
                 System Revenue Bonds, Series 1989, 6.650%, 1/01/16 - FGIC Insured
                 (ETM)

               Tacoma, Washington, Solid Waste Utility Revenue Refunding Bonds,
               Series 2006:
       3,890     5.000%, 12/01/24 - XLCA Insured                                    12/16 at 100.00           AA-         3,922,248
       4,085     5.000%, 12/01/25 - XLCA Insured                                    12/16 at 100.00           AA-         4,104,649
       4,290     5.000%, 12/01/26 - XLCA Insured                                    12/16 at 100.00           AA-         4,292,789
------------------------------------------------------------------------------------------------------------------------------------
      25,710   Total Washington                                                                                          26,975,698
------------------------------------------------------------------------------------------------------------------------------------

               Wisconsin - 2.5% (1.5% of Total Investments)

      15,000   Wisconsin Health and Educational Facilities Authority, Revenue        8/08 at 101.00           AAA        15,053,700
                 Bonds, Marshfield Clinic, Series 1997, 5.750%, 2/15/27 - MBIA
                 Insured

         290   Wisconsin, General Obligation Bonds, Series 2004-3,                   5/14 at 100.00           Aa3           308,270
                 5.250%, 5/01/20 - FGIC Insured
       2,600   Wisconsin, General Obligation Bonds, Series 2004-3,                   5/14 at 100.00           Aaa         2,890,810
                 5.250%, 5/01/20 (Pre-refunded 5/01/14) - FGIC Insured

      10,945   Wisconsin, General Obligation Bonds, Series 2004-4,                   5/14 at 100.00           AAA        11,507,902
                 5.000%, 5/01/20 - MBIA Insured
------------------------------------------------------------------------------------------------------------------------------------
      28,835   Total Wisconsin                                                                                           29,760,682
------------------------------------------------------------------------------------------------------------------------------------
   2,022,535   Total Long-Term Investments (cost $1,840,955,928) - 160.5%                                             1,892,451,313
------------------------------------------------------------------------------------------------------------------------------------

                                                                           -----
                                                                            39
                                                                           -----

    | Portfolio of INVESTMENTS April 30, 2008 (Unaudited)

   Principal
Amount (000)   Description (1)                                                                         Ratings (3)            Value
------------------------------------------------------------------------------------------------------------------------------------
               Short-Term Investments - 2.7% (1.6% of Total Investments)

$      2,300   California Department of Water Resources, Power Supply Revenue Bonds, Series 2002A,          VMIG-1   $    2,300,000
                 Trust M5J-REG D, Variable Rate Demand Obligations, 5.450%, 5/01/12 - MBIA
                 Insured (5)

      17,630   Louisiana State, Gasoline Tax Revenue Bonds, Series 2006, ROCS 660, Variable Rate            VMIG-1       17,630,000
                 Demand Obligations, 4.010%, 5/01/34 - FGIC Insured (5)

       6,960   Massachusetts Turnpike Authority, Metropolitan Highway System Revenue Bonds, Senior            A-1+        6,960,000
                 Series 1997A, Trust 489, Variable Rate Demand Obligations, 6.000%, 1/01/37 - MBIA
                 Insured (5)

       4,585   Mesa County Valley School District 51, Grand Junction, Colorado, General Obligation          VMIG-1        4,585,000
                 Bonds, Trust 2696, Variable Rate Demand Obligations, 4.000%, 6/01/13 - MBIA
                 Insured (5)
------------------------------------------------------------------------------------------------------------------------------------
$     31,475   Total Short-Term Investments (cost $31,475,000)                                                           31,475,000
============------------------------------------------------------------------------------------------------------------------------
               Total Investments (cost $1,872,430,928) - 163.2%                                                       1,923,926,313
               ---------------------------------------------------------------------------------------------------------------------
               Floating Rate Obligations - (8.6)%                                                                      (101,853,333)
               ---------------------------------------------------------------------------------------------------------------------
               Other Assets Less Liabilities - 3.1%                                                                      36,711,630
               ---------------------------------------------------------------------------------------------------------------------
               Preferred Shares, at Liquidation Value - (57.7)% (6)                                                    (680,000,000)
               ---------------------------------------------------------------------------------------------------------------------
               Net Assets Applicable to Common Shares - 100%                                                         $1,178,784,610
               =====================================================================================================================

       As of April 30, 2008, all of the bonds in the Portfolio of Investments, excluding temporary investments in short-term municipal securities, are either covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance, or are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, any of which ensure the timely payment of principal and interest.

  (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

  (2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

  (3) Ratings: Using the higher of Standard & Poor's Group ("Standard & Poor's") or Moody's Investor Service, Inc. ("Moody's") rating. Ratings below BBB by Standard & Poor's or Baa by Moody's are considered to be below investment grade.

       The Portfolio of Investments may reflect the ratings on certain bonds insured by AMBAC, CIFG, FGIC, MBIA and XLCA as of April 30, 2008. Please see the Portfolio Manager's Commentary for an expanded discussion of the affect on the Fund of changes to the ratings of certain bonds in the portfolio resulting from changes to the ratings of the underlying insurers both during the period and after period end.

  (4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

  (5) Investment has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

  (6)  Preferred   Shares,  at  Liquidation  Value  as  a  percentage  of  total investments is (35.3)%.

(ETM)  Escrowed to maturity.

 (IF)  Inverse floating rate investment.

 (UB) Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

                                 See accompanying notes to financial statements.

-----
  40
-----

NIF | Nuveen Premier Insured Municipal Income Fund, Inc.
    | Portfolio of INVESTMENTS

                                                      April 30, 2008 (Unaudited)

   Principal                                                                           Optional Call
Amount (000)   Description (1)                                                        Provisions (2)   Ratings (3)            Value
------------------------------------------------------------------------------------------------------------------------------------
               Alabama - 1.2% (0.8% of Total Investments)

$      3,200   Auburn, Alabama, General Obligation Warrants, Series 2005, 5.000%,     8/15 at 100.00           AAA    $   3,273,984
                 8/01/30 - AMBAC Insured
------------------------------------------------------------------------------------------------------------------------------------

               Arizona - 3.0% (1.9% of Total Investments)

       4,370   Phoenix Civic Improvement Corporation, Arizona, Junior Lien Water      7/15 at 100.00           AAA        4,454,822
                 System Revenue Bonds, Series 2005, 4.750%, 7/01/25 - MBIA Insured

       5,000   Phoenix, Arizona, Civic Improvement Revenue Bonds, Civic Plaza,          No Opt. Call            AA        3,884,350
                 Series 2005B, 0.000%, 7/01/40 - FGIC Insured
------------------------------------------------------------------------------------------------------------------------------------
       9,370   Total Arizona                                                                                              8,339,172
------------------------------------------------------------------------------------------------------------------------------------

               Arkansas - 1.5% (0.9% of Total Investments)

       4,020   Northwest Community College District, Arkansas, General Obligation     5/15 at 100.00           AAA        4,122,992
                 Bonds, Series 2005, 5.000%, 5/15/23 - AMBAC Insured
------------------------------------------------------------------------------------------------------------------------------------

               California - 35.1% (21.7% of Total Investments)

               ABAG Finance Authority for Non-Profit Corporations, California,
               Insured Certificates of Participation, Children's Hospital Medical
               Center of Northern California, Series 1999:
       6,750     5.875%, 12/01/19 (Pre-refunded 12/01/09) - AMBAC Insured            12/09 at 101.00           AAA        7,192,868
      10,000     6.000%, 12/01/29 (Pre-refunded 12/01/09) - AMBAC Insured            12/09 at 101.00           AAA       10,675,400

       1,000   California Department of Water Resources, Water System Revenue        12/14 at 100.00           AAA        1,029,910
                 Bonds, Central Valley Project, Series 2005AC, 5.000%, 12/01/26 -
                 MBIA Insured

       1,250   California Pollution Control Financing Authority, Remarketed           4/11 at 102.00           AAA        1,298,050
                 Revenue Bonds, Pacific Gas and Electric Company, Series 1996A,
                 5.350%, 12/01/16 - MBIA Insured (Alternative Minimum Tax)

       4,775   Clovis Unified School District, Fresno County, California, General       No Opt. Call            AA        1,952,880
                 Obligation Bonds, Series 2001A, 0.000%, 8/01/25 - FGIC Insured

       1,005   Folsom Cordova Unified School District, Sacramento County,            10/14 at 100.00           AAA        1,034,406
                 California, General Obligation Bonds, School Facilities
                 Improvement District 2, Series 2004B, 5.000%, 10/01/26 - FSA
                 Insured

       1,150   Kern Community College District, California, General Obligation          No Opt. Call           AAA          533,439
                 Bonds, Series 2006, 0.000%, 11/01/23 - FSA Insured

          50   Kern County Housing Authority, California, GNMA Guaranteed               No Opt. Call           AAA           51,906
                 Tax-Exempt Mortgage Obligation Bonds, Series 1994A-I, 7.150%,
                 12/30/24 (Alternative Minimum Tax)

          35   Kern County Housing Authority, California, GNMA Guaranteed               No Opt. Call           AAA           36,424
                 Tax-Exempt Mortgage Obligation Bonds, Series 1994A-III, 7.450%,
                 6/30/25 (Alternative Minimum Tax)

       4,365   La Verne-Grand Terrace Housing Finance Agency, California, Single        No Opt. Call           AAA        5,688,075
                 Family Residential Mortgage Revenue Bonds, Series 1984A, 10.250%,
                 7/01/17 (ETM)

       5,000   Ontario Redevelopment Financing Authority, San Bernardino County,        No Opt. Call           AAA        6,371,000
                 California, Revenue Refunding Bonds, Redevelopment Project 1,
                 Series 1995, 7.400%, 8/01/25 - MBIA Insured

       8,880   Pomona, California, GNMA/FHLMC Collateralized Single Family              No Opt. Call           AAA       11,349,084
                 Mortgage Revenue Refunding Bonds, Series 1990B, 7.500%, 8/01/23
                 (ETM)

      10,840   San Bernardino County, California, GNMA Mortgage-Backed Securities       No Opt. Call           AAA       12,616,568
                 Program Single Family Home Mortgage Revenue Bonds, Series 1988A,
                 8.300%, 9/01/14 (Alternative Minimum Tax) (ETM)

       9,515   San Bernardino, California, GNMA Mortgage-Backed Securities Program      No Opt. Call           AAA       11,935,235
                 Single Family Mortgage Revenue Refunding Bonds, Series 1990A,
                 7.500%, 5/01/23 (ETM)

                                                                           -----
                                                                            41
                                                                           -----

    | Portfolio of INVESTMENTS April 30, 2008 (Unaudited)

   Principal                                                                           Optional Call
Amount (000)   Description (1)                                                        Provisions (2)   Ratings (3)            Value
------------------------------------------------------------------------------------------------------------------------------------
               California (continued)

$      4,300   San Francisco Airports Commission, California, Revenue Refunding       5/11 at 100.00           AAA    $   4,319,694
                 Bonds, San Francisco International Airport, Second Series 2001,
                 Issue 27A, 5.125%, 5/01/19 - MBIA Insured (Alternative Minimum
                 Tax)

      29,000   San Joaquin Hills Transportation Corridor Agency, Orange County,         No Opt. Call           AAA        7,475,330
                 California, Toll Road Revenue Refunding Bonds, Series 1997A,
                 0.000%, 1/15/31 - MBIA Insured

       2,000   San Jose Redevelopment Agency, California, Tax Allocation Bonds,       8/14 at 100.00           AAA        2,115,540
                 Merged Area Redevelopment Project, Series 2004A, 5.250%, 8/01/19 -
                 MBIA Insured

       4,475   San Jose Redevelopment Agency, California, Tax Allocation Bonds,       8/17 at 100.00           AAA        4,117,448
                 Merged Area Redevelopment Project, Series 2006C, 4.250%, 8/01/30 -
                 MBIA Insured (UB)

       4,455   San Mateo County Community College District, California, General         No Opt. Call           AAA        2,348,186
                 Obligation Bonds, Series 2006B, 0.000%, 9/01/21 - MBIA Insured

       1,815   University of California, General Revenue Bonds, Series 2005G,         5/13 at 101.00           AAA        1,815,908
                 4.750%, 5/15/31 - MBIA Insured

       3,600   Ventura County Community College District, California, General         8/15 at 100.00           AAA        3,703,356
                 Obligation Bonds, Series 2005B, 5.000%, 8/01/28 - MBIA Insured
------------------------------------------------------------------------------------------------------------------------------------
     114,260   Total California                                                                                          97,660,707
------------------------------------------------------------------------------------------------------------------------------------

               Colorado - 10.3% (6.4% of Total Investments)

       1,500   Adams and Arapahoe Counties Joint School District 28J, Aurora,        12/13 at 100.00           AAA        1,583,835
                 Colorado, General Obligation Bonds, Series 2003A, 5.125%,
                 12/01/21 - FSA Insured

       2,500   Colorado Health Facilities Authority, Colorado, Revenue Bonds,         4/18 at 100.00           AAA        2,501,000
                 Catholic Health Initiatives, Series 2006C-1, Trust 1090,
                 11.524%, 10/01/41 - FSA Insured (IF)

       2,500   Denver City and County, Colorado, Airport System Revenue Refunding    11/12 at 100.00            A+        2,530,425
                 Bonds, Series 2002E, 5.500%, 11/15/18 - FGIC Insured
                 (Alternative Minimum Tax)

       6,000   E-470 Public Highway Authority, Colorado, Senior Revenue Bonds,        9/10 at 102.00           AAA        6,536,700
                 Series 2000A, 5.750%, 9/01/29 (Pre-refunded 9/01/10) - MBIA
                 Insured

      20,000   E-470 Public Highway Authority, Colorado, Senior Revenue Bonds,          No Opt. Call           AAA        5,386,800
                 Series 2000B, 0.000%, 9/01/30 - MBIA Insured

       4,405   Garfield, Eagle and Pitkin Counties School District RE-1, Roaring     12/14 at 100.00           AAA        4,555,255
                 Fork, Colorado, General Obligation Bonds, Series 2005A, 5.000%,
                 12/15/24 - FSA Insured

       2,065   Jefferson County School District R1, Colorado, General Obligation     12/14 at 100.00           AAA        2,135,437
                 Bonds, Series 2004, 5.000%, 12/15/24 - FSA Insured

       1,390   Teller County School District RE-2, Woodland Park, Colorado,          12/14 at 100.00           AAA        1,449,297
                 General Obligation Bonds, Series 2004, 5.000%, 12/01/22 - MBIA
                 Insured

       1,000   University of Colorado, Enterprise System Revenue Bonds, Series        6/12 at 100.00           AA-(4)     1,079,430
                 2002A, 5.000%, 6/01/19 (Pre-refunded 6/01/12) - FGIC Insured

       1,000   University of Colorado, Enterprise System Revenue Bonds, Series        6/15 at 100.00           AA-        1,002,910
                 2005, 5.000%, 6/01/30 - FGIC Insured
------------------------------------------------------------------------------------------------------------------------------------
      42,360   Total Colorado                                                                                            28,761,089
------------------------------------------------------------------------------------------------------------------------------------

               District of Columbia - 0.2% (0.1% of Total Investments)

         665   Washington Convention Center Authority, District of Columbia,         10/16 at 100.00           AAA          549,343
                 Senior Lien Dedicated Tax Revenue Bonds, Series 2007, Residuals
                 1606, 8.033%, 10/01/30 - AMBAC Insured (IF)
------------------------------------------------------------------------------------------------------------------------------------

               Florida - 3.8% (2.3% of Total Investments)

       2,285   Florida Municipal Loan Council, Revenue Bonds, Series 2005A,           2/15 at 100.00           AAA        2,348,066
                 5.000%, 2/01/23 - MBIA Insured

       1,500   JEA, Florida, Water and Sewerage System Revenue Bonds, Series         10/13 at 100.00           AA-        1,568,295
                 2004A, 5.000%, 10/01/19 - FGIC Insured

-----
  42
-----

   Principal                                                                           Optional Call
Amount (000)   Description (1)                                                        Provisions (2)   Ratings (3)            Value
------------------------------------------------------------------------------------------------------------------------------------
               Florida (continued)

$      4,240   Reedy Creek Improvement District, Florida, Utility Revenue Bonds,     10/13 at 100.00           AAA    $   4,559,272
                 Series 2003-1, 5.250%, 10/01/17 - MBIA Insured

       2,000   Tallahassee, Florida, Energy System Revenue Bonds, Series 2005,       10/15 at 100.00           AAA        2,048,460
                 5.000%, 10/01/28 - MBIA Insured
------------------------------------------------------------------------------------------------------------------------------------
      10,025   Total Florida                                                                                             10,524,093
------------------------------------------------------------------------------------------------------------------------------------

               Georgia - 3.5% (2.2% of Total Investments)

       2,950   Atlanta, Georgia, Airport General Revenue Bonds, Series 2004G,         1/15 at 100.00           AAA        3,042,571
                 5.000%, 1/01/25 - FSA Insured

       6,500   Medical Center Hospital Authority, Georgia, Revenue Anticipation       8/09 at 102.00           AAA        6,748,560
                 Certificates, Columbus Regional Healthcare System, Inc. Project,
                 Series 1999, 5.500%, 8/01/25 - MBIA Insured
------------------------------------------------------------------------------------------------------------------------------------
       9,450   Total Georgia                                                                                              9,791,131
------------------------------------------------------------------------------------------------------------------------------------

               Hawaii - 3.8% (2.4% of Total Investments)

       2,250   Hawaii Department of Budget and Finance, Special Purpose Revenue       1/09 at 101.00           AAA        2,286,878
                 Bonds, Hawaiian Electric Company Inc., Series 1999D, 6.150%,
                 1/01/20 - AMBAC Insured (Alternative Minimum Tax)

       8,030   Hawaii Department of Transportation, Airport System Revenue            7/10 at 101.00            A2        8,377,298
                 Refunding Bonds, Series 2000B, 6.500%, 7/01/15 - FGIC Insured
                 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------
      10,280   Total Hawaii                                                                                              10,664,176
------------------------------------------------------------------------------------------------------------------------------------

               Illinois - 17.7% (10.9% of Total Investments)

       4,000   Bridgeview, Illinois, General Obligation Bonds, Series 2002,          12/12 at 100.00            A-        4,120,320
                 5.000%, 12/01/22 - FGIC Insured

       8,200   Chicago Board of Education, Illinois, General Obligation Lease           No Opt. Call           AAA        9,079,942
                 Certificates, Series 1992A, 6.250%, 1/01/15 - MBIA Insured

      10,000   Chicago, Illinois, General Obligation Refunding Bonds, Series          1/10 at 101.00           AA-       10,287,900
                 2000D, 5.500%, 1/01/35 - FGIC Insured

       1,450   Chicago, Illinois, Third Lien General Airport Revenue Bonds,           1/16 at 100.00           AAA        1,487,613
                 O'Hare International Airport, Series 2005A, 5.250%, 1/01/24 -
                 MBIA Insured

      23,110   Illinois Development Finance Authority, Local Government Program         No Opt. Call           Aaa       15,752,696
                 Revenue Bonds, Kane, Cook and DuPage Counties School District
                 U46 - Elgin, Series 2002, 0.000%, 1/01/17 - FSA Insured

       2,500   Illinois Municipal Electric Agency, Power Supply System Revenue        2/17 at 100.00            A+        2,442,125
                 Bonds, Series 2007A, 5.000%, 2/01/35 - FGIC Insured

       5,010   Metropolitan Pier and Exposition Authority, Illinois, Revenue            No Opt. Call           AAA        2,593,978
                 Refunding Bonds, McCormick Place Expansion Project, Series
                 1996A, 0.000%, 12/15/21 - MBIA Insured

       3,225   Regional Transportation Authority, Cook, DuPage, Kane, Lake,             No Opt. Call           AAA        3,460,490
                 McHenry and Will Counties, Illinois, General Obligation Bonds,
                 Series 1992A, 9.000%, 6/01/09 - AMBAC Insured
------------------------------------------------------------------------------------------------------------------------------------
      57,495   Total Illinois                                                                                            49,225,064
------------------------------------------------------------------------------------------------------------------------------------

               Indiana - 3.8% (2.3% of Total Investments)

       2,130   Indiana Municipal Power Agency, Power Supply Revenue Bonds, Series     1/17 at 100.00           AAA        2,128,126
                 2007A, 5.000%, 1/01/42 - MBIA Insured

               Indiana University, Parking Facility Revenue Bonds, Series 2004:
       1,015     5.250%, 11/15/19 - AMBAC Insured                                    11/14 at 100.00           AAA        1,098,057
       1,060     5.250%, 11/15/20 - AMBAC Insured                                    11/14 at 100.00           AAA        1,139,564
       1,100     5.250%, 11/15/21 - AMBAC Insured                                    11/14 at 100.00           AAA        1,174,525

       9,255   Indianapolis Local Public Improvement Bond Bank, Indiana, Series         No Opt. Call           AAA        3,916,346
                 1999E, 0.000%, 2/01/25 - AMBAC Insured

       1,000   Metropolitan School District Steuben County K-5 Building               7/14 at 102.00           AAA        1,072,200
                 Corporation, Indiana, First Mortgage Bonds, Series 2003, 5.250%,
                 1/15/21 - FSA Insured
------------------------------------------------------------------------------------------------------------------------------------
      15,560   Total Indiana                                                                                             10,528,818
------------------------------------------------------------------------------------------------------------------------------------

               Iowa - 1.2% (0.8% of Total Investments)

       3,345   Ames, Iowa, Hospital Revenue Refunding Bonds, Mary Greeley Medical     6/13 at 100.00           Aaa        3,479,135
                 Center, Series 2003, 5.000%, 6/15/17 - AMBAC Insured
------------------------------------------------------------------------------------------------------------------------------------

                                                                           -----
                                                                            43
                                                                           -----

    | Portfolio of INVESTMENTS April 30, 2008 (Unaudited)

   Principal                                                                           Optional Call
Amount (000)   Description (1)                                                        Provisions (2)   Ratings (3)            Value
------------------------------------------------------------------------------------------------------------------------------------
               Kansas - 1.0% (0.6% of Total Investments)

$      2,760   Neosho County Unified School District 413, Kansas, General             9/14 at 100.00           Aaa    $   2,826,019
                 Obligation Bonds, Series 2006, 5.000%, 9/01/31 - FSA Insured
------------------------------------------------------------------------------------------------------------------------------------

               Louisiana - 2.9% (1.8% of Total Investments)

       1,000   Louisiana Public Facilities Authority, Revenue Bonds, Baton Rouge      7/14 at 100.00           AAA        1,029,090
                 General Hospital, Series 2004, 5.250%, 7/01/24 - MBIA Insured

       7,160   Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series          5/16 at 100.00           AAA        7,079,880
                 2006, 4.750%, 5/01/39 - FSA Insured (UB)
------------------------------------------------------------------------------------------------------------------------------------
       8,160   Total Louisiana                                                                                            8,108,970
------------------------------------------------------------------------------------------------------------------------------------

               Maryland - 2.2% (1.4% of Total Investments)

       1,200   Maryland Economic Development Corporation, Student Housing Revenue     6/16 at 100.00            A+        1,117,872
                 Refunding Bonds, University of Maryland College Park Projects,
                 Series 2006, 5.000%, 6/01/28 - CIFG Insured

       5,000   Maryland Transportation Authority, Airport Parking Revenue Bonds,      3/12 at 101.00           AAA        5,002,150
                 Baltimore-Washington International Airport Passenger Facility,
                 Series 2002B, 5.125%, 3/01/21 - AMBAC Insured (Alternative
                 Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------
       6,200   Total Maryland                                                                                             6,120,022
------------------------------------------------------------------------------------------------------------------------------------

               Massachusetts - 1.8% (1.1% of Total Investments)

       4,400   Massachusetts School Building Authority, Dedicated Sales Tax           8/15 at 100.00           AAA        4,587,968
                 Revenue Bonds, Series 2005A, 5.000%, 8/15/23 - FSA Insured (UB)

         575   Massachusetts Water Resources Authority, General Revenue Bonds,        2/17 at 100.00           Aaa          453,020
                 Series 2007, Residual Trust 7039, 4.069%, 8/01/46 - FSA Insured
                 (IF)
------------------------------------------------------------------------------------------------------------------------------------
       4,975   Total Massachusetts                                                                                        5,040,988
------------------------------------------------------------------------------------------------------------------------------------

               Michigan - 3.7% (2.3% of Total Investments)

       6,500   Michigan Higher Education Student Loan Authority, Revenue Bonds,         No Opt. Call           AAA        6,691,555
                 Series 2000 XII-T, 5.300%, 9/01/10 - AMBAC Insured (Alternative
                 Minimum Tax)

       3,810   Michigan Housing Development Authority, GNMA Collateralized            8/12 at 102.00           Aaa        3,774,643
                 Limited Obligation Multifamily Housing Revenue Bonds, Cranbrook
                 Apartments, Series 2001A, 5.500%, 2/20/43 (Alternative Minimum
                 Tax)
------------------------------------------------------------------------------------------------------------------------------------
      10,310   Total Michigan                                                                                            10,466,198
------------------------------------------------------------------------------------------------------------------------------------

               Minnesota - 1.8% (1.1% of Total Investments)

       4,860   Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota,      1/11 at 100.00           AA-        4,976,494
                 Airport Revenue Bonds, Series 2001B, 5.750%, 1/01/15 - FGIC
                 Insured (Alternative Minimum Tax)

         145   Minnesota Housing Finance Agency, Rental Housing Bonds, Series         8/08 at 100.00           AAA          145,394
                 1995D, 5.950%, 2/01/18 - MBIA Insured
------------------------------------------------------------------------------------------------------------------------------------
       5,005   Total Minnesota                                                                                            5,121,888
------------------------------------------------------------------------------------------------------------------------------------

               Missouri - 0.7% (0.5% of Total Investments)

       2,000   Missouri Western State College, Auxiliary System Revenue Bonds,       10/13 at 100.00           AAA        2,057,720
                 Series 2003, 5.000%, 10/01/21 - MBIA Insured
------------------------------------------------------------------------------------------------------------------------------------

               Nevada - 4.8% (3.0% of Total Investments)

       2,100   Clark County, Nevada, General Obligation Bank Bonds, Southern         12/12 at 100.00           AAA        2,115,309
                 Nevada Water Authority Loan, Series 2002, 5.000%, 6/01/32 - MBIA
                 Insured

         900   Clark County, Nevada, General Obligation Bank Bonds, Southern         12/12 at 100.00           Aaa          979,587
                 Nevada Water Authority Loan, Series 2002, 5.000%, 6/01/32
                 (Pre-refunded 12/01/12) - MBIA Insured

-----
  44
-----

   Principal                                                                          Optional Call
Amount (000)   Description (1)                                                        Provisions (2)   Ratings (3)            Value
------------------------------------------------------------------------------------------------------------------------------------
               Nevada (continued)

               Director of Nevada State Department of Business and Industry,
               Revenue Bonds, Las Vegas Monorail Project, First Tier,
               Series 2000:
$        160     0.000%, 1/01/28 - AMBAC Insured                                        No Opt. Call           AAA     $     42,254
       2,000     5.375%, 1/01/40 - AMBAC Insured                                      1/10 at 100.00           AAA        1,598,000

       7,990   Reno, Nevada, Senior Lien Sales and Room Tax Revenue Bonds, Reno       6/12 at 100.00           AAA        8,694,558
                 Transportation Rail Access Corridor Project, Series 2002, 5.250%,
                 6/01/41 (Pre-refunded 6/01/12) - AMBAC Insured
------------------------------------------------------------------------------------------------------------------------------------
      13,150   Total Nevada                                                                                              13,429,708
------------------------------------------------------------------------------------------------------------------------------------

               New Jersey - 1.2% (0.7% of Total Investments)

               New Jersey Economic Development Authority, Revenue Bonds, Motor
               Vehicle Surcharge, Series 2004A:
       1,200     5.000%, 7/01/22 - MBIA Insured                                       7/14 at 100.00           AAA        1,247,004
       1,200     5.000%, 7/01/23 - MBIA Insured                                       7/14 at 100.00           AAA        1,243,056

         800   Rutgers State University, New Jersey, Certificates of Participation,   1/14 at 100.00           AAA          822,592
                 Lower Georges Street University Redevelopment Associates LLC,
                 Series 2004, 5.000%, 1/01/24 - AMBAC Insured
------------------------------------------------------------------------------------------------------------------------------------
       3,200   Total New Jersey                                                                                           3,312,652
------------------------------------------------------------------------------------------------------------------------------------

               New York - 6.8% (4.2% of Total Investments)

       1,000   Dormitory Authority of the State of New York, FHA-Insured Mortgage     2/15 at 100.00          Baa3        1,016,540
                 Revenue Bonds, Montefiore Hospital, Series 2004, 5.000%, 8/01/23 -
                 FGIC Insured

          20   Hudson Yards Infrastructure Corporation, New York, Revenue Bonds,      2/17 at 100.00           AAA           15,976
                 Driver Trust 1649, 2006, 6.799%, 2/15/47 - MBIA Insured (IF)

       2,125   Hudson Yards Infrastructure Corporation, New York, Revenue Bonds,      2/17 at 100.00           AAA        1,982,434
                 Series 2006A, 4.500%, 2/15/47 - MBIA Insured (UB)

       5,000   Long Island Power Authority, New York, Electric System General         6/16 at 100.00            A-        5,086,250
                 Revenue Bonds, Series 2006A, 5.000%, 12/01/25 - FGIC Insured

      10,000   Metropolitan Transportation Authority, New York, Transportation       11/12 at 100.00           AAA       10,990,900
                 Revenue Refunding Bonds, Series 2002F, 5.250%, 11/15/27
                 (Pre-refunded 11/15/12) - MBIA Insured
------------------------------------------------------------------------------------------------------------------------------------
      18,145   Total New York                                                                                            19,092,100
------------------------------------------------------------------------------------------------------------------------------------

               North Carolina - 2.3% (1.4% of Total Investments)

       3,100   North Carolina Medical Care Commission, FHA-Insured Mortgage          10/13 at 100.00           AAA        3,156,327
                 Revenue Bonds, Betsy Johnson Regional Hospital Project, Series
                 2003, 5.125%, 10/01/32 - FSA Insured

       3,050   Raleigh Durham Airport Authority, North Carolina, Airport Revenue      5/15 at 100.00           Aaa        3,120,486
                 Bonds, Series 2005A, 5.000%, 5/01/22 - AMBAC Insured
------------------------------------------------------------------------------------------------------------------------------------
       6,150   Total North Carolina                                                                                       6,276,813
------------------------------------------------------------------------------------------------------------------------------------

               Ohio - 1.5% (0.9% of Total Investments)

       4,600   Hamilton County, Ohio, Sales Tax Bonds, Subordinate Series 2006,      12/16 at 100.00           Aaa        4,155,778
                 4.250%, 12/01/32 - AMBAC Insured (UB)
------------------------------------------------------------------------------------------------------------------------------------

               Oklahoma - 1.6% (1.0% of Total Investments)

       3,500   Oklahoma Capitol Improvement Authority, State Facilities Revenue       7/15 at 100.00           AAA        3,595,200
                 Bonds, Series 2005F, 5.000%, 7/01/24 - AMBAC Insured

         745   Oklahoma Housing Finance Agency, GNMA Collateralized Single Family       No Opt. Call           AAA          802,253
                 Mortgage Revenue Bonds, Series 1987A, 7.997%, 8/01/18
                 (Alternative  Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------
       4,245   Total Oklahoma                                                                                             4,397,453
------------------------------------------------------------------------------------------------------------------------------------

               Oregon - 4.3% (2.7% of Total Investments)

               Oregon Health Sciences University, Revenue Bonds, Series 2002A:
       5,000     5.000%, 7/01/26 - MBIA Insured                                       1/13 at 100.00           AAA        5,024,450
       7,000     5.000%, 7/01/32 - MBIA Insured                                       1/13 at 100.00           AAA        7,013,930
------------------------------------------------------------------------------------------------------------------------------------
      12,000   Total Oregon                                                                                              12,038,380
------------------------------------------------------------------------------------------------------------------------------------

                                                                           -----
                                                                            45
                                                                           -----

    | Portfolio of INVESTMENTS April 30, 2008 (Unaudited)

   Principal                                                                           Optional Call
Amount (000)   Description (1)                                                        Provisions (2)   Ratings (3)            Value
------------------------------------------------------------------------------------------------------------------------------------
               Pennsylvania - 3.4% (2.1% of Total Investments)

$      1,500   Allegheny County Sanitary Authority, Pennsylvania, Sewerage Revenue   12/15 at 100.00           AAA     $  1,540,905
                 Bonds, Series 2005A, 5.000%, 12/01/23 - MBIA Insured

       4,000   Commonwealth Financing Authority, Pennsylvania, State Appropriation    6/16 at 100.00           AAA        4,153,400
                 Lease Bonds, Series 2006A, 5.000%, 6/01/26 - FSA Insured

       2,680   Pennsylvania Public School Building Authority, Lease Revenue Bonds,   12/16 at 100.00           AAA        2,610,695
                 School District of Philadelphia, Series 2006B,
                 4.500%, 6/01/32 - FSA Insured (UB)

       1,050   Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series       6/16 at 100.00           AAA        1,089,543
                 2006A, 5.000%, 12/01/26 - AMBAC Insured
------------------------------------------------------------------------------------------------------------------------------------
       9,230   Total Pennsylvania                                                                                         9,394,543
------------------------------------------------------------------------------------------------------------------------------------

               Puerto Rico - 2.3% (1.4% of Total Investments)

       2,500   Puerto Rico Electric Power Authority, Power Revenue Bonds, Series      7/15 at 100.00            A3        2,482,275
                 2005RR, 5.000%, 7/01/22 -  FGIC Insured

       1,000   Puerto Rico Municipal Finance Agency, Series 2005C, 5.250%, 8/01/21 -    No Opt. Call            A+        1,000,670
                 CIFG Insured

       5,000   Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue           No Opt. Call            A+          672,200
                 Bonds, Series 2007A, 0.000%, 8/01/42 - FGIC Insured

       2,000   Puerto Rico, Highway Revenue Bonds, Highway and Transportation           No Opt. Call           AAA        2,177,000
                 Authority, Series 2003AA, 5.500%, 7/01/17 - MBIA Insured
------------------------------------------------------------------------------------------------------------------------------------
      10,500   Total Puerto Rico                                                                                          6,332,145
------------------------------------------------------------------------------------------------------------------------------------

               Tennessee - 3.8% (2.3% of Total Investments)

       3,000   Blount County Public Building Authority, Tennessee, Local              6/15 at 100.00           Aaa        3,044,550
                 Government Improvement Loans, Oak  Ridge General Obligation,
                 2005 Series B9A, Variable Rate Demand Obligations,
                 5.000%, 6/01/24 - AMBAC Insured

       2,055   Memphis, Tennessee, Sanitary Sewerage System Revenue Bonds, Series    10/14 at 100.00           AAA        2,140,735
                 2004, 5.000%, 10/01/22 - FSA Insured

       5,000   Metropolitan Government of Nashville-Davidson County Health and       11/09 at 101.00           AAA        5,326,150
                 Educational Facilities Board, Tennessee, Revenue Bonds,
                 Ascension Health Credit Group, Series 1999A, 6.000%, 11/15/30
                 (Pre-refunded 11/15/09) - AMBAC Insured
------------------------------------------------------------------------------------------------------------------------------------
      10,055   Total Tennessee                                                                                           10,511,435
------------------------------------------------------------------------------------------------------------------------------------

               Texas - 10.6% (6.6% of Total Investments)

      12,500   Dallas-Ft. Worth International Airport, Texas, Joint Revenue          11/09 at 100.00            A+       12,239,750
                 Refunding and Improvement Bonds, Series 2001A,
                 5.500%, 11/01/35 - FGIC Insured (Alternative Minimum Tax)

               North Harris County Regional Water Authority, Texas, Senior Water
               Revenue Bonds, Series 2003:
       4,565     5.250%, 12/15/20 - FGIC Insured                                     12/13 at 100.00            A3        4,667,667
       4,800     5.250%, 12/15/21 - FGIC Insured                                     12/13 at 100.00            A3        4,886,400

       7,600   San Antonio, Texas, Airport System Improvement Revenue Bonds,          7/11 at 101.00            A+        7,725,476
                 Series 2001, 5.375%, 7/01/16 - FGIC Insured
                 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------
      29,465   Total Texas                                                                                               29,519,293
------------------------------------------------------------------------------------------------------------------------------------

               Washington - 17.7% (10.9% of Total Investments)

       5,000   Chelan County Public Utility District 1, Washington, Hydro             7/11 at 101.00           AAA        5,019,850
                 Consolidated System Revenue Bonds, Series 2001B, 5.600%, 1/01/36 -
                 MBIA Insured (Alternative Minimum Tax)

               King County School District 405, Bellevue, Washington, General
               Obligation Bonds, Series 2002:
      12,060     5.000%, 12/01/19 - FGIC Insured                                     12/12 at 100.00           AA+       12,583,404
      12,785     5.000%, 12/01/20 - FGIC Insured                                     12/12 at 100.00           AA+       13,319,797

               Pierce County School District 343, Dieringer, Washington, General
               Obligation Refunding Bonds, Series 2003:
       2,755     5.250%, 12/01/18 - FGIC Insured                                      6/13 at 100.00           Aa1        2,930,879
       2,990     5.250%, 12/01/19 - FGIC Insured                                      6/13 at 100.00           Aa1        3,161,058

-----
  46
-----

   Principal                                                                           Optional Call
Amount (000)   Description (1)                                                        Provisions (2)   Ratings (3)            Value
------------------------------------------------------------------------------------------------------------------------------------
               Washington (continued)

$      4,715   Port of Seattle, Washington, Revenue Bonds, Series 2001B, 5.625%,     10/11 at 100.00           Aa2     $  4,797,465
                 4/01/17 - FGIC Insured (Alternative Minimum Tax)

         895   Port of Seattle, Washington, Special Facility Revenue Bonds,           3/10 at 101.00           AAA          908,398
                 Terminal 18, Series 1999C, 6.000%, 9/01/29 - MBIA Insured
                 (Alternative Minimum Tax)

       1,265   Tacoma, Washington, General Obligation Bonds, Series 2002, 5.000%,    12/12 at 100.00           AA-        1,326,404
                 12/01/18 - FGIC Insured

       5,000   Washington, General Obligation Bonds, Series 2001C, 5.250%, 1/01/26 -  1/11 at 100.00           AAA        5,165,450
                 FSA Insured
------------------------------------------------------------------------------------------------------------------------------------
      47,465   Total Washington                                                                                          49,212,705
------------------------------------------------------------------------------------------------------------------------------------
  $  487,645   Total Long-Term Investments (cost $433,446,220) - 159.5%                                                 444,334,514
============------------------------------------------------------------------------------------------------------------------------

               Short-Term Investments - 2.2% (1.3% of Total Investments)

       2,050   Detroit, Michigan, Sewage Disposal System Revenue Bonds, Series                              VMIG-1       2,050,000
                 2001D-2, Trust M3J, Variable Rate  Demand Obligations,
                 5.450%, 7/01/32 - MBIA Insured (5)

       2,000   Golden State Tobacco Securitization Corporation, California,                                 VMIG-1       2,000,000
                 Tobacco Settlement Enhanced Revenue Bonds, Trust 1220,
                 Variable Rate Demand Obligations, 6.000%, 6/01/35 -
                 FGIC Insured (5)

       2,000   Municipal Electric Authority of Georgia, General Resolution                                    A-1+       2,000,000
                 Projects Subordinated Bonds,  Series 2000B, Variable Rate
                 Demand Obligations, 2.560%, 1/01/20 - MBIA Insured (5)
------------------------------------------------------------------------------------------------------------------------------------
  $    6,050   Total Short-Term Investments (cost $6,050,000)                                                            6,050,000
============------------------------------------------------------------------------------------------------------------------------
               Total Investments (cost $439,496,220) - 161.7%                                                          450,384,514
               ---------------------------------------------------------------------------------------------------------------------
               Floating Rate Obligations - (6.2)%                                                                      (17,315,000)
               ---------------------------------------------------------------------------------------------------------------------
               Other Assets Less Liabilities - 2.3%                                                                      6,418,707
               ---------------------------------------------------------------------------------------------------------------------
               Preferred Shares, at Liquidation Value - (57.8)% (6)                                                   (161,000,000)
               ---------------------------------------------------------------------------------------------------------------------
               Net Assets Applicable to Common Shares - 100%                                                        $  278,488,221
               =====================================================================================================================

      As of April 30, 2008, all of the bonds in the Portfolio of Investments, excluding temporary investments in short-term municipal securities, are either covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance, or are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, any of which ensure the timely payment of principal and interest.

(1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3) Ratings: Using the higher of Standard & Poor's Group ("Standard & Poor's") or Moody's Investor Service, Inc. ("Moody's") rating. Ratings below BBB by Standard & Poor's or Baa by Moody's are considered to be below investment grade.

      The Portfolio of Investments may reflect the ratings on certain bonds insured by AMBAC, CIFG, FGIC, MBIA and XLCA as of April 30, 2008. Please see the Portfolio Manager's Commentary for an expanded discussion of the affect on the Fund of changes to the ratings of certain bonds in the portfolio resulting from changes to the ratings of the underlying insurers both during the period and after period end.

(4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

(5) Investment has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

(6) Preferred Shares, at Liquidation Value as a percentage of total investments is (35.7)%.

(ETM) Escrowed to maturity.

(IF)  Inverse floating rate investment.

(UB) Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

                                 See accompanying notes to financial statements.

                                                                           -----
                                                                            47
                                                                           -----

NPX | Nuveen Insured Premium Income Municipal Fund 2
    | Portfolio of INVESTMENTS

                                                      April 30, 2008 (Unaudited)

   Principal                                                                           Optional Call
Amount (000)   Description (1)                                                        Provisions (2)   Ratings (3)            Value
------------------------------------------------------------------------------------------------------------------------------------
               Alabama - 4.2% (2.5% of Total Investments)

$      3,750   Huntsville Healthcare Authority, Alabama, Revenue Bonds, Series        6/15 at 100.00           AAA    $   3,805,688
                 2005A, 5.000%, 6/01/24 - MBIA Insured

               Jefferson County, Alabama, General Obligation Warrants, Series 2004A:
       1,395     5.000%, 4/01/22 - MBIA Insured                                       4/14 at 100.00           AAA        1,331,625
       1,040     5.000%, 4/01/23 - MBIA Insured                                       4/14 at 100.00           AAA          980,418

      11,135   Limestone County Water and Sewer Authority, Alabama, Water Revenue     3/17 at 100.00            A-        9,781,318
                 Bonds, Series 2007, 4.500%, 12/01/37 - XLCA Insured

               Montgomery Water and Sewerage Board, Alabama, Water and Sewerage
               Revenue Bonds, Series 2005:
       2,220     5.000%, 3/01/24 - FSA Insured                                        3/15 at 100.00           AAA        2,297,767
       2,590     5.000%, 3/01/25 - FSA Insured                                        3/15 at 100.00           AAA        2,680,728
------------------------------------------------------------------------------------------------------------------------------------
      22,130   Total Alabama                                                                                             20,877,544
------------------------------------------------------------------------------------------------------------------------------------

               Arizona - 2.5% (1.5% of Total Investments)

      12,365   Phoenix Civic Improvement Corporation, Arizona, Junior Lien Water      7/15 at 100.00            AA       12,521,665
                 System Revenue Bonds, Series 2005, 4.750%, 7/01/27 - MBIA
                 Insured (UB)
------------------------------------------------------------------------------------------------------------------------------------

               Arkansas - 3.0% (1.8% of Total Investments)

       7,745   Arkansas Development Finance Authority, State Facility Revenue         6/14 at 100.00           AAA        8,095,771
                 Bonds, Donaghey Plaza Project, Series 2004, 5.250%, 6/01/25 -
                 FSA Insured

               University of Arkansas, Fayetteville, Revenue Bonds, Medical
               Sciences Campus, Series 2004B:
       2,000     5.000%, 11/01/27 - MBIA Insured                                     11/14 at 100.00           Aaa        2,056,980
       2,000     5.000%, 11/01/28 - MBIA Insured                                     11/14 at 100.00           Aaa        2,050,160

       2,480   University of Arkansas, Monticello Campus, Revenue Bonds, Series      12/13 at 100.00           Aaa        2,507,578
                 2005, 5.000%, 12/01/35 - AMBAC Insured
------------------------------------------------------------------------------------------------------------------------------------
      14,225   Total Arkansas                                                                                            14,710,489
------------------------------------------------------------------------------------------------------------------------------------

               California - 28.3% (17.0% of Total Investments)

      22,880   Alameda Corridor Transportation Authority, California, Senior Lien       No Opt. Call           AAA        5,967,562
                 Revenue Bonds, Series 1999A, 0.000%, 10/01/32 - MBIA Insured (UB)

       2,000   California Department of Water Resources, Water System Revenue        12/14 at 100.00           AAA        2,070,200
                 Bonds, Central Valley Project, Series 2005AC, 5.000%, 12/01/24 -
                 MBIA Insured

       1,800   California Educational Facilities Authority, Revenue Bonds,           10/15 at 100.00           Aaa        1,839,078
                 Occidental College, Series 2005A, 5.000%, 10/01/33 - MBIA Insured

       7,000   California Infrastructure Economic Development Bank, First Lien        1/28 at 100.00           AAA        7,476,980
                 Revenue Bonds, San Francisco Bay Area Toll Bridge, Series 2003A,
                 5.000%, 7/01/33 (Pre-refunded 1/01/28) - AMBAC Insured (UB)

      31,200   Foothill/Eastern Transportation Corridor Agency, California, Toll       1/10 at 24.23           AAA        6,823,752
                 Road Revenue Refunding Bonds, Series 1999, 0.000%, 1/15/34 -
                 MBIA Insured

       1,735   Fullerton Public Financing Authority, California, Tax Allocation       9/15 at 100.00           AAA        1,751,864
                 Revenue Bonds, Series 2005, 5.000%, 9/01/27 - AMBAC Insured

-----
  48
-----

   Principal                                                                           Optional Call
Amount (000)   Description (1)                                                        Provisions (2)   Ratings (3)            Value
------------------------------------------------------------------------------------------------------------------------------------
               California (continued)

$      7,000   Golden State Tobacco Securitization Corporation, California,           6/15 at 100.00             A    $   6,738,480
                 Tobacco Settlement Asset-Backed Revenue Bonds, Series 2005A,
                 5.000%, 6/01/35 - FGIC Insured (UB)

       1,870   Kern Community College District, California, General Obligation          No Opt. Call           AAA          867,418
                 Bonds, Series 2006, 0.000%, 11/01/23 - FSA Insured

       6,520   Los Angeles Unified School District, California, General               7/15 at 100.00           AAA        6,810,922
                 Obligation Bonds, Series 2005E, 5.000%, 7/01/22 - AMBAC Insured

       4,000   Los Angeles Unified School District, California, General               7/16 at 100.00           AA-        4,176,920
                 Obligation Bonds, Series 2006F, 5.000%, 7/01/24 - FGIC Insured

      15,000   Orange County Sanitation District, California, Certificates of         8/13 at 100.00            AA(4)    16,638,149
                 Participation, Series 2003, 5.250%, 2/01/30 (Pre-refunded
                 8/01/13) - FGIC Insured

       1,750   Orange County Water District, California, Revenue Certificates of      8/13 at 100.00           AAA        1,814,190
                 Participation, Series 2003B, 5.000%, 8/15/34 - MBIA Insured (ETM)

       8,250   Orange County Water District, California, Revenue Certificates of      8/13 at 100.00           AAA        8,351,475
                 Participation, Series 2003B, 5.000%, 8/15/34 - MBIA Insured

       1,000   Orange County Water District, California, Revenue Certificates of      2/15 at 100.00           AAA        1,036,020
                 Participation, Series 2005B, 5.000%, 8/15/24 - MBIA Insured

       1,435   Pasadena Area Community College District, Los Angeles County,          6/13 at 100.00           AA-(4)     1,570,823
                 California, General Obligation Bonds, Series 2003A, 5.000%,
                 6/01/22 (Pre-refunded 6/01/13) - FGIC Insured

      12,265   Sacramento City Financing Authority, California, Capital              12/09 at 102.00           AAA       13,178,374
                 Improvement Revenue Bonds, Solid Waste and Redevelopment
                 Projects, Series 1999, 5.800%, 12/01/19 (Pre-refunded 12/01/09) -
                 AMBAC Insured

         735   Sacramento City Financing Authority, California, Capital              12/09 at 102.00           AAA          776,807
                 Improvement Revenue Bonds, Solid Waste and Redevelopment
                 Projects, Series 1999, 5.800%, 12/01/19 - AMBAC Insured

               San Diego County, California, Certificates of Participation,
               Edgemoor Facility Project and Regional System, Series 2005:
       1,675     5.000%, 2/01/24 - AMBAC Insured                                      2/15 at 100.00           AAA        1,735,032
         720     5.000%, 2/01/25 - AMBAC Insured                                      2/15 at 100.00           AAA          743,681

      14,170   San Diego Unified School District, San Diego County, California,       7/15 at 100.00           AAA       15,710,562
                 General Obligation Bonds, Series 2005G, 5.000%, 7/01/29
                 (Pre-refunded 7/01/15) - FSA Insured (UB)

               San Joaquin Hills Transportation Corridor Agency, Orange County,
               California, Toll Road Revenue Refunding Bonds, Series 1997A:
       3,825     0.000%, 1/15/32 - MBIA Insured                                         No Opt. Call           AAA          924,579
      26,900     0.000%, 1/15/34 - MBIA Insured                                         No Opt. Call           AAA        5,739,384

       2,000   San Jose Redevelopment Agency, California, Tax Allocation Bonds,       8/14 at 100.00           AAA        2,115,540
                 Merged Area Redevelopment Project, Series 2004A, 5.250%, 8/01/19 -
                 MBIA Insured

       7,845   San Jose Redevelopment Agency, California, Tax Allocation Bonds,       8/17 at 100.00           AAA        7,218,185
                 Merged Area Redevelopment Project, Series 2006C, 4.250%, 8/01/30 -
                 MBIA Insured (UB)

       5,000   Torrance, California, Certificates of Participation, Series 2005B,       No Opt. Call           AAA        5,163,850
                 5.000%, 6/01/24 - AMBAC Insured

      12,500   University of California, Revenue Bonds, Multi-Purpose Projects,       5/13 at 100.00           AAA       12,694,375
                 Series 2003A, 5.000%, 5/15/33 - AMBAC Insured
------------------------------------------------------------------------------------------------------------------------------------
     201,075   Total California                                                                                         139,934,202
------------------------------------------------------------------------------------------------------------------------------------

               Colorado - 10.1% (6.0% of Total Investments)

       1,940   Colorado Educational and Cultural Facilities Authority, Charter        6/13 at 100.00             A        1,982,408
                 School Revenue Bonds, Adams School District 12 - Pinnacle
                 School, Series 2003, 5.250%, 6/01/23 - XLCA Insured

       3,405   Colorado Educational and Cultural Facilities Authority, Revenue       12/13 at 100.00             A        3,485,835
                 Bonds, Classical Academy Charter School, Series 2003, 5.250%,
                 12/01/23 - XLCA Insured

                                                                           -----
                                                                            49
                                                                           -----

    | Portfolio of INVESTMENTS  April 30, 2008 (Unaudited)

   Principal                                                                           Optional Call
Amount (000)   Description (1)                                                        Provisions (2)   Ratings (3)            Value
------------------------------------------------------------------------------------------------------------------------------------
               Colorado (continued)

$      3,500   Colorado Health Facilities Authority, Revenue Bonds, Poudre Valley    12/09 at 101.00           Aaa    $   3,720,570
                 Healthcare Inc., Series 1999A, 5.750%, 12/01/23 (Pre-refunded
                 12/01/09) - FSA Insured

      17,145   Denver Convention Center Hotel Authority, Colorado, Senior Revenue    12/13 at 100.00            A3(4)    18,572,149
                 Bonds, Convention Center Hotel, Series 2003A, 5.000%, 12/01/33
                 (Pre-refunded 12/01/13) - XLCA Insured

       6,100   Denver School District 1, Colorado, General Obligation Bonds,         12/13 at 100.00           AAA        6,454,105
                 Series 2004, 5.000%, 12/01/18 - FSA Insured

      12,000   E-470 Public Highway Authority, Colorado, Senior Revenue Bonds,          No Opt. Call           AAA        3,232,080
                 Series 2000B, 0.000%, 9/01/30 - MBIA Insured

       1,325   El Paso County, Colorado, Certificates of Participation, Detention    12/12 at 100.00           AAA        1,350,480
                 Facility Project, Series 2002B, 5.000%, 12/01/27 - AMBAC Insured

               Jefferson County School District R1, Colorado, General Obligation
               Bonds, Series 2004:
       2,500     5.000%, 12/15/22 - FSA Insured                                      12/14 at 100.00           AAA        2,607,150
       5,125     5.000%, 12/15/23 - FSA Insured                                      12/14 at 100.00           AAA        5,320,673
       2,000     5.000%, 12/15/24 - FSA Insured                                      12/14 at 100.00           AAA        2,068,220

       1,000   University of Colorado, Enterprise System Revenue Bonds, Series        6/15 at 100.00           AA-        1,002,910
                 2005, 5.000%, 6/01/30 - FGIC Insured
------------------------------------------------------------------------------------------------------------------------------------
      56,040   Total Colorado                                                                                            49,796,580
------------------------------------------------------------------------------------------------------------------------------------

               District of Columbia - 0.2% (0.1% of Total Investments)

       1,065   Washington Convention Center Authority, District of Columbia,         10/16 at 100.00           AAA          879,775
                 Senior Lien Dedicated Tax Revenue Bonds, Series 2007, Residuals
                 1606, 8.033%, 10/01/30 - AMBAC Insured (IF)
------------------------------------------------------------------------------------------------------------------------------------

               Florida - 0.8% (0.5% of Total Investments)

       4,000   Florida State Board of Education, Full Faith and Credit Public         6/13 at 101.00           AAA        4,159,240
                 Education Capital Outlay Bonds, Series 2003J, 5.000%, 6/01/22 -
                 AMBAC Insured
------------------------------------------------------------------------------------------------------------------------------------

               Georgia - 4.0% (2.4% of Total Investments)

       4,000   Cobb County Development Authority, Georgia, Parking Revenue Bonds,     7/14 at 100.00           Aaa        4,128,880
                 Kennesaw State University, Series 2004, 5.000%, 7/15/24 - MBIA
                 Insured

       2,925   Columbus, Georgia, Water and Sewerage Revenue Bonds, Series 2005,      5/14 at 100.00           AAA        2,999,646
                 5.000%, 5/01/23 - MBIA Insured

               Municipal Electric Authority of Georgia, Combustion Turbine
               Revenue Bonds, Series 2003A:
       1,775     5.000%, 11/01/21 - MBIA Insured                                     11/13 at 100.00           AAA        1,840,586
       2,580     5.000%, 11/01/22 - MBIA Insured                                     11/13 at 100.00           AAA        2,663,824

       4,500   South Fulton Municipal Regional Water and Sewerage Authority,          1/13 at 100.00           Aaa        4,884,120
                 Georgia, Water and Sewerage Revenue Bonds, Series 2003, 5.000%,
                 1/01/33 (Pre-refunded 1/01/13) - MBIA Insured

       3,000   Valdosta and Lowndes County Hospital Authority, Georgia, Revenue      10/12 at 101.00           AAA        3,081,030
                 Certificates, South Georgia Medical Center, Series 2002, 5.200%,
                 10/01/22 - AMBAC Insured
------------------------------------------------------------------------------------------------------------------------------------
      18,780   Total Georgia                                                                                             19,598,086
------------------------------------------------------------------------------------------------------------------------------------

               Hawaii - 7.9% (4.7% of Total Investments)

       2,375   Hawaii County, Hawaii, General Obligation Bonds, Series 2003A,         7/13 at 100.00           AAA        2,500,923
                 5.000%, 7/15/19 - FSA Insured

      20,000   Hawaii Department of Budget and Finance, Special Purpose Revenue       7/10 at 101.00           AAA       20,354,196
                 Refunding Bonds, Hawaiian Electric Company Inc., Series 2000,
                 5.700%, 7/01/20 - AMBAC Insured (Alternative Minimum Tax)

               Hawaii Department of Transportation, Airport System Revenue
               Refunding Bonds, Series 2000B:
       6,105     6.100%, 7/01/16 - FGIC Insured (Alternative Minimum Tax)             7/10 at 101.00            A2        6,301,520
       9,500     6.625%, 7/01/17 - FGIC Insured (Alternative Minimum Tax)             7/10 at 101.00            A2        9,879,240
------------------------------------------------------------------------------------------------------------------------------------
      37,980   Total Hawaii                                                                                              39,035,879
------------------------------------------------------------------------------------------------------------------------------------

-----
  50
-----

   Principal                                                                           Optional Call
Amount (000)   Description (1)                                                        Provisions (2)   Ratings (3)            Value
------------------------------------------------------------------------------------------------------------------------------------
               Idaho - 0.1% (0.0% of Total Investments)

$        320   Idaho Housing and Finance Association, Single Family Mortgage          7/08 at 101.50           AAA    $     326,106
                 Bonds, Series 1998E, 5.450%, 7/01/18 - AMBAC Insured
                 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------

               Illinois - 3.2% (1.9% of Total Investments)

       1,015   Chicago Park District, Illinois, Limited Tax General Obligation        7/11 at 100.00           Aaa        1,063,070
                 Park Bonds, Series 2001C, 5.500%, 1/01/18 - FGIC Insured

               Illinois Health Facilities Authority, Revenue Bonds, Lutheran
               General Health System, Series 1993A:
       2,365     6.125%, 4/01/12 - FSA Insured (ETM)                                    No Opt. Call           AAA        2,529,178
       5,000     6.250%, 4/01/18 - FSA Insured (ETM)                                    No Opt. Call           AAA        5,808,950

       1,950   Illinois Health Facilities Authority, Revenue Refunding Bonds, SSM       No Opt. Call           AAA        2,306,694
                 Healthcare System, Series 1992AA, 6.550%, 6/01/14 - MBIA Insured
                 (ETM)

       4,000   Illinois Municipal Electric Agency, Power Supply System Revenue        2/17 at 100.00            A+        3,907,400
                 Bonds, Series 2007A, 5.000%, 2/01/35 - FGIC Insured

         185   Peoria, Moline and Freeport, Illinois, GNMA Collateralized Single     10/08 at 102.00           AAA          188,545
                 Family Mortgage Revenue Bonds, Series 1995A, 7.600%, 4/01/27
                 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------
      14,515   Total Illinois                                                                                            15,803,837
------------------------------------------------------------------------------------------------------------------------------------

               Indiana - 1.7% (1.0% of Total Investments)

               Hamilton County Public Building Corporation, Indiana, First
               Mortgage Bonds, Series 2004:
       2,105     5.000%, 8/01/23 - FSA Insured                                        8/14 at 100.00           AAA        2,177,896
       2,215     5.000%, 8/01/24 - FSA Insured                                        8/14 at 100.00           AAA        2,283,156

       3,730   Indiana Municipal Power Agency, Power Supply Revenue Bonds, Series     1/17 at 100.00           AAA        3,726,718
                 2007A, 5.000%, 1/01/42 - MBIA Insured
------------------------------------------------------------------------------------------------------------------------------------
       8,050   Total Indiana                                                                                              8,187,770
------------------------------------------------------------------------------------------------------------------------------------

               Kansas - 0.3% (0.2% of Total Investments)

       1,500   Kansas Turnpike Authority, Revenue Bonds, Series 2004A-2, 5.000%,      9/14 at 101.00           AAA        1,559,745
                 9/01/27 - FSA Insured
------------------------------------------------------------------------------------------------------------------------------------

               Kentucky - 1.1% (0.7% of Total Investments)

       6,010   Kentucky Economic Development Finance Authority, Health System           No Opt. Call           AAA        1,926,506
                 Revenue Bonds, Norton Healthcare Inc., Series 2000B, 0.000%,
                 10/01/28 - MBIA Insured

       3,575   Kentucky Turnpike Authority, Economic Development Road Revenue         7/15 at 100.00           AAA        3,694,334
                 Bonds, Revitalization Project, Series 2005B, 5.000%, 7/01/25 -
                 AMBAC Insured
------------------------------------------------------------------------------------------------------------------------------------
       9,585   Total Kentucky                                                                                             5,620,840
------------------------------------------------------------------------------------------------------------------------------------

               Louisiana - 5.1% (3.1% of Total Investments)

       4,455   Louisiana Public Facilities Authority, Revenue Bonds, Baton Rouge      7/14 at 100.00           AAA        4,584,596
                 General Hospital, Series 2004, 5.250%, 7/01/24 - MBIA Insured

               Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series 2005A:
       1,200     5.000%, 5/01/25 - FGIC Insured                                       5/15 at 100.00           AA-        1,222,704
       2,210     5.000%, 5/01/26 - FGIC Insured                                       5/15 at 100.00           AA-        2,249,161
       2,500     5.000%, 5/01/27 - FGIC Insured                                       5/15 at 100.00           AA-        2,539,850

               Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series 2006:
       1,320     4.750%, 5/01/39 - FSA Insured (UB)                                   5/16 at 100.00           AAA        1,305,229
      10,890     4.500%, 5/01/41 - FGIC Insured (UB)                                  5/16 at 100.00           AA-       10,317,295
       3,375     4.500%, 5/01/41 - FGIC Insured (UB)                                  5/16 at 100.00           AA-        3,197,509
------------------------------------------------------------------------------------------------------------------------------------
      25,950   Total Louisiana                                                                                           25,416,344
------------------------------------------------------------------------------------------------------------------------------------

                                                                           -----
                                                                            51
                                                                           -----

    | Portfolio of INVESTMENTS April 30, 2008 (Unaudited)

   Principal                                                                           Optional Call
Amount (000)   Description (1)                                                        Provisions (2)   Ratings (3)            Value
------------------------------------------------------------------------------------------------------------------------------------
               Maryland - 0.9% (0.5% of Total Investments)

$      1,865   Baltimore, Maryland, Senior Lien Convention Center Hotel Revenue       9/16 at 100.00            A-    $   1,788,572
                 Bonds, Series 2006A, 5.250%, 9/01/26 - XLCA Insured

       2,580   Maryland Health and Higher Educational Facilities Authority, Revenue   7/16 at 100.00           AAA        2,536,579
                 Bonds, Western Maryland Health, Series 2006A, 4.750%, 7/01/36 -
                 MBIA Insured (UB)
------------------------------------------------------------------------------------------------------------------------------------
       4,445   Total Maryland                                                                                             4,325,151
------------------------------------------------------------------------------------------------------------------------------------

               Massachusetts - 2.0% (1.2% of Total Investments)

       3,000   Massachusetts Development Finance Authority, Revenue Bonds, WGBH         No Opt. Call           AAA        3,501,330
                 Educational Foundation, Series 2002A, 5.750%, 1/01/42 - AMBAC
                 Insured

         290   Massachusetts Port Authority, Special Facilities Revenue Bonds,        1/11 at 101.00           AAA          250,934
                 Delta Air Lines Inc., Series 2001A, 5.000%, 1/01/27 - AMBAC
                 Insured (Alternative Minimum Tax)

               Massachusetts, Special Obligation Dedicated Tax Revenue Bonds,
               Series 2004:
       3,650     5.250%, 1/01/22 (Pre-refunded 1/01/14) - FGIC Insured                1/14 at 100.00             A(4)     3,982,588
       2,000     5.250%, 1/01/24 (Pre-refunded 1/01/14) - FGIC Insured                1/14 at 100.00             A(4)     2,182,240
------------------------------------------------------------------------------------------------------------------------------------
       8,940   Total Massachusetts                                                                                        9,917,092
------------------------------------------------------------------------------------------------------------------------------------

               Michigan - 0.6% (0.4% of Total Investments)

       3,170   Michigan Housing Development Authority, Rental Housing Revenue        10/08 at 101.00           AAA        3,204,173
                 Bonds, Series 1997A, 6.000%, 4/01/16 - AMBAC Insured (Alternative
                 Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------

               Minnesota - 0.2% (0.1% of Total Investments)

         885   Minnesota Housing Finance Agency, Rental Housing Bonds, Series         8/08 at 100.00           AAA          887,407
                 1995D, 5.950%, 2/01/18 - MBIA Insured
------------------------------------------------------------------------------------------------------------------------------------

               Missouri - 0.5% (0.3% of Total Investments)

       1,000   Jackson County Reorganized School District R-7, Lees Summit,           3/16 at 100.00           Aaa        1,056,440
                 Missouri, General Obligation Bonds, Series 2006, 5.250%, 3/01/25 -
                 MBIA Insured

         495   Missouri Housing Development Commission, Multifamily Housing Revenue   6/08 at 101.00           AAA          498,287
                 Bonds, Brookstone Village Apartments, Series 1996A, 6.000%,
                 12/01/16 - FSA Insured (Alternative Minimum Tax)

         750   Missouri Western State College, Auxiliary System Revenue Bonds,       10/13 at 100.00           AAA          755,633
                 Series 2003, 5.000%, 10/01/33 - MBIA Insured
------------------------------------------------------------------------------------------------------------------------------------
       2,245   Total Missouri                                                                                             2,310,360
------------------------------------------------------------------------------------------------------------------------------------

               Nebraska - 3.7% (2.2% of Total Investments)

               Nebraska Public Power District, General Revenue Bonds, Series 2005A:
       1,000     5.000%, 1/01/24 - FSA Insured                                        1/15 at 100.00           AAA        1,033,710
       1,000     5.000%, 1/01/25 - FSA Insured                                        1/15 at 100.00           AAA        1,033,710

      12,520   Nebraska Public Power District, Power Supply System Revenue Bonds,     1/16 at 100.00            A1       12,334,704
                 Series 2006A, 5.000%, 1/01/41 - FGIC Insured

       3,875   Omaha Public Power District, Nebraska, Separate Electric System        2/17 at 100.00           AAA        3,835,514
                 Revenue Bonds, Nebraska City 2, Series 2006A, 5.000%, 2/01/49 -
                 AMBAC Insured (UB)
------------------------------------------------------------------------------------------------------------------------------------
      18,395   Total Nebraska                                                                                            18,237,638
------------------------------------------------------------------------------------------------------------------------------------

               Nevada - 2.9% (1.8% of Total Investments)

       5,000   Clark County, Nevada, Industrial Development Revenue Bonds,            7/10 at 102.00           Aaa        4,922,150
                 Southwest Gas Corporation, Series 2000C, 5.950%, 12/01/38 - AMBAC
                 Insured (Alternative Minimum Tax)

       3,280   Clark County, Nevada, Subordinate Lien Airport Revenue Bonds, Series   7/14 at 100.00           Aa3        3,315,194
                 2004A-2, 5.125%, 7/01/24 - FGIC Insured

-----
  52
-----

   Principal                                                                           Optional Call
Amount (000)   Description (1)                                                        Provisions (2)   Ratings (3)            Value
------------------------------------------------------------------------------------------------------------------------------------
               Nevada (continued)

               Director of Nevada State Department of Business and Industry,
               Revenue Bonds, Las Vegas Monorail Project, First Tier, Series 2000:
$      5,000     0.000%, 1/01/27 - AMBAC Insured                                        No Opt. Call           AAA    $   1,412,950
       5,500     5.625%, 1/01/32 - AMBAC Insured                                      1/10 at 102.00           AAA        4,934,765
------------------------------------------------------------------------------------------------------------------------------------
      18,780   Total Nevada                                                                                              14,585,059
------------------------------------------------------------------------------------------------------------------------------------

               New Jersey - 4.9% (2.9% of Total Investments)

               Essex County Improvement Authority, New Jersey, Guaranteed Revenue
               Bonds, Project Consolidation, Series 2004:
       2,000     5.125%, 10/01/21 - MBIA Insured                                     10/14 at 100.00           Aaa        2,111,720
       2,250     5.125%, 10/01/22 - MBIA Insured                                     10/14 at 100.00           Aaa        2,355,525

       1,560   Mount Olive Township Board of Education, Morris County, New Jersey,    1/15 at 100.00           Aaa        1,634,069
                 General Obligation Bonds, Series 2004, 5.000%, 1/15/22 - MBIA
                 Insured

               New Jersey Economic Development Authority, Revenue Bonds, Motor
               Vehicle Surcharge, Series 2004A:
       1,475     5.000%, 7/01/22 - MBIA Insured                                       7/14 at 100.00           AAA        1,532,776
       1,475     5.000%, 7/01/23 - MBIA Insured                                       7/14 at 100.00           AAA        1,527,923

               New Jersey Transportation Trust Fund Authority, Transportation
               System Bonds, Series 2006C:
      25,000     0.000%, 12/15/35 - AMBAC Insured (UB)                                  No Opt. Call           AAA        5,820,750
      10,000     0.000%, 12/15/36 - AMBAC Insured (UB)                                  No Opt. Call           AAA        2,200,100

       3,075   New Jersey Transit Corporation, Certificates of Participation            No Opt. Call           AAA        3,439,634
                 Refunding, Series 2003, 5.500%, 10/01/15 - FSA Insured

       3,315   New Jersey Turnpike Authority, Revenue Bonds, Series 2005A, 5.000%,    1/15 at 100.00           AAA        3,430,627
                 1/01/25 - FSA Insured
------------------------------------------------------------------------------------------------------------------------------------
      50,150   Total New Jersey                                                                                          24,053,124
------------------------------------------------------------------------------------------------------------------------------------

               New Mexico - 0.9% (0.5% of Total Investments)

               New Mexico Finance Authority, Public Project Revolving Fund Revenue
               Bonds, Series 2004C:
       1,415     5.000%, 6/01/22 - AMBAC Insured                                      6/14 at 100.00           AAA        1,471,331
       1,050     5.000%, 6/01/24 - AMBAC Insured                                      6/14 at 100.00           AAA        1,079,894

       2,000   New Mexico Finance Authority, Public Project Revolving Fund Revenue    6/15 at 100.00           Aaa        2,071,380
                 Bonds, Series 2005E, 5.000%, 6/15/25 - MBIA Insured
------------------------------------------------------------------------------------------------------------------------------------
       4,465   Total New Mexico                                                                                           4,622,605
------------------------------------------------------------------------------------------------------------------------------------

               New York - 13.6% (8.2% of Total Investments)

       1,120   Dormitory Authority of the State of New York, FHA-Insured Mortgage     2/15 at 100.00          Baa3        1,138,525
                 Revenue Bonds, Montefiore Hospital, Series 2004, 5.000%, 8/01/23 -
                 FGIC Insured

               Dormitory Authority of the State of New York, Insured Revenue Bonds,
               New Island Hospital, Series 1999B:
       3,400     5.750%, 7/01/19 (Pre-refunded 7/01/09) - MBIA Insured                7/09 at 101.00           AAA        3,574,658
       5,750     6.000%, 7/01/24 (Pre-refunded 7/01/09) - MBIA Insured                7/09 at 101.00           AAA        6,061,880

       1,000   Dormitory Authority of the State of New York, State Personal Income    3/15 at 100.00           AAA        1,040,630
                 Tax Revenue Bonds, Series 2005F, 5.000%, 3/15/24 - AMBAC Insured

         120   Hudson Yards Infrastructure Corporation, New York, Revenue Bonds,      2/17 at 100.00           AAA           95,856
                 Driver Trust 1649, 2006, 6.799%, 2/15/47 - MBIA Insured (IF)

       3,705   Hudson Yards Infrastructure Corporation, New York, Revenue Bonds,      2/17 at 100.00           AAA        3,456,432
                 Series 2006A, 4.500%, 2/15/47 - MBIA Insured (UB)

       2,700   Long Island Power Authority, New York, Electric System Revenue        11/16 at 100.00           AAA        2,496,285
                 Bonds, Series 2006F, 4.250%, 5/01/33 - MBIA Insured (UB)

                                                                           -----
                                                                            53
                                                                           -----

    | Portfolio of INVESTMENTS April 30, 2008 (Unaudited)

   Principal                                                                           Optional Call
Amount (000)   Description (1)                                                        Provisions (2)   Ratings (3)            Value
------------------------------------------------------------------------------------------------------------------------------------
               New York (continued)

               Long Island Power Authority, New York, Electric System General
               Revenue Bonds, Series 2006A:
$     10,675     5.000%, 12/01/23 - FGIC Insured                                      6/16 at 100.00            A-    $  10,938,459
       5,000     5.000%, 12/01/25 - FGIC Insured                                      6/16 at 100.00            A-        5,086,250

       1,755   Nassau County, New York, General Obligation Improvement Bonds,         3/10 at 100.00           AAA        1,865,741
                 Series 2000E, 6.000%, 3/01/16 (Pre-refunded 3/01/10) - FSA Insured

       7,500   Nassau Health Care Corporation, New York, County Guaranteed Revenue    8/09 at 102.00           AAA        7,976,850
                 Bonds, Series 1999, 5.750%, 8/01/29 (Pre-refunded 8/01/09) - FSA
                 Insured

       5,000   New York City, New York, General Obligation Bonds, Fiscal Series      11/14 at 100.00           AAA        5,254,600
                 2004E, 5.000%, 11/01/21 - FSA Insured

       6,165   New York Convention Center Development Corporation, Hotel Unit Fee    11/15 at 100.00           AAA        6,170,980
                 Revenue Bonds, Series 2005, 5.000%, 11/15/44 - AMBAC Insured (UB)

       8,495   New York State Housing Finance Agency, Mortgage Revenue Refunding      5/08 at 100.00           AAA        8,511,225
                 Bonds, Housing Project, Series 1996A, 6.125%, 11/01/20 - FSA
                 Insured

       3,770   New York State Thruway Authority, General Revenue Bonds, Series        7/15 at 100.00           AAA        3,921,667
                 2005G, 5.000%, 1/01/25 - FSA Insured
------------------------------------------------------------------------------------------------------------------------------------
      66,155   Total New York                                                                                            67,590,038
------------------------------------------------------------------------------------------------------------------------------------

               North Carolina - 1.8% (1.1% of Total Investments)

       1,250   Appalachian State University, North Carolina, Revenue Bonds, Series    7/15 at 100.00           Aaa        1,278,750
                 2005, 5.000%, 7/15/30 - MBIA Insured

               Mooresville, North Carolina, Enterprise System Revenue Bonds,
               Series 2004:
       2,225     5.000%, 5/01/23 - FGIC Insured                                       5/14 at 100.00             A        2,253,747
       2,335     5.000%, 5/01/24 - FGIC Insured                                       5/14 at 100.00             A        2,357,883

       2,900   Raleigh Durham Airport Authority, North Carolina, Airport Revenue      5/15 at 100.00           Aaa        2,979,257
                 Bonds, Series 2005A, 5.000%, 5/01/21 - AMBAC Insured
------------------------------------------------------------------------------------------------------------------------------------
       8,710   Total North Carolina                                                                                       8,869,637
------------------------------------------------------------------------------------------------------------------------------------

               North Dakota - 3.9% (2.3% of Total Investments)

      10,715   Fargo, North Dakota, Health System Revenue Bonds, MeritCare            6/10 at 101.00           AAA       11,238,856
                 Obligated Group, Series 2000A, 5.600%, 6/01/21 - FSA Insured

       8,000   North Dakota, Student Loan Trust Revenue Bonds, Series 2000B,         12/10 at 100.00           AAA        8,158,960
                 5.850%, 12/01/25 - AMBAC Insured (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------
      18,715   Total North Dakota                                                                                        19,397,816
------------------------------------------------------------------------------------------------------------------------------------

               Ohio - 1.6% (1.0% of Total Investments)

       8,100   Hamilton County, Ohio, Sales Tax Bonds, Subordinate Series 2006,      12/16 at 100.00           Aaa        7,317,783
                 4.250%, 12/01/32 - AMBAC Insured (UB)

         700   Shaker Heights, Ohio, General Obligation Bonds, Series 2003,          12/13 at 100.00           AAA          727,398
                 5.250%, 12/01/26 - AMBAC Insured
------------------------------------------------------------------------------------------------------------------------------------
       8,800   Total Ohio                                                                                                 8,045,181
------------------------------------------------------------------------------------------------------------------------------------

               Oklahoma - 0.3% (0.2% of Total Investments)

       1,500   Oklahoma Capitol Improvement Authority, State Facilities Revenue       7/15 at 100.00           AAA        1,540,800
                 Bonds, Series 2005F, 5.000%, 7/01/24 - AMBAC Insured
------------------------------------------------------------------------------------------------------------------------------------

-----
  54
-----

   Principal                                                                           Optional Call
Amount (000)   Description (1)                                                        Provisions (2)   Ratings (3)            Value
------------------------------------------------------------------------------------------------------------------------------------
               Oregon - 3.3% (2.0% of Total Investments)

$      1,520   Portland Housing Authority, Oregon, Multifamily Housing Revenue        7/10 at 100.00           Aaa    $   1,533,042
                 Bonds, Lovejoy Station Apartments, Series 2000, 6.000%, 7/01/33 -
                 MBIA Insured (Alternative Minimum Tax)

               Portland, Oregon, Airport Way Urban Renewal and Redevelopment
               Bonds, Series 2000A:
       4,405     5.700%, 6/15/17 (Pre-refunded 6/15/10) - AMBAC Insured               6/10 at 101.00           Aaa        4,747,092
       3,665     5.750%, 6/15/18 (Pre-refunded 6/15/10) - AMBAC Insured               6/10 at 101.00           Aaa        3,953,399
       4,265     5.750%, 6/15/19 (Pre-refunded 6/15/10) - AMBAC Insured               6/10 at 101.00           Aaa        4,600,613
       1,375     5.750%, 6/15/20 (Pre-refunded 6/15/10) - AMBAC Insured               6/10 at 101.00           Aaa        1,483,199
------------------------------------------------------------------------------------------------------------------------------------
      15,230   Total Oregon                                                                                              16,317,345
------------------------------------------------------------------------------------------------------------------------------------

               Pennsylvania - 12.6% (7.6% of Total Investments)

      12,620   Allegheny County Hospital Development Authority, Pennsylvania,        11/10 at 102.00           AAA       14,035,837
                 Insured Revenue Bonds, West Penn Allegheny Health System, Series
                 2000A, 6.500%, 11/15/30 (Pre-refunded 11/15/10) - MBIA Insured

       2,000   Allegheny County Sanitary Authority, Pennsylvania, Sewerage Revenue   12/15 at 100.00           AAA        2,054,540
                 Bonds, Series 2005A, 5.000%, 12/01/23 - MBIA Insured

       9,485   Berks County Municipal Authority, Pennsylvania, Hospital Revenue      11/09 at 102.00           AAA       10,190,779
                 Bonds, Reading Hospital and Medical Center, Series 1999, 6.000%,
                 11/01/19 (Pre-refunded 11/01/09) - FSA Insured

       4,235   Delaware County Authority, Pennsylvania, Revenue Bonds, Villanova      8/16 at 100.00           AAA        4,338,249
                 University, Series 2006, 5.000%, 8/01/24 - AMBAC Insured

       5,780   Pennsylvania Higher Educational Facilities Authority, Revenue          5/15 at 100.00           AAA        5,861,788
                 Bonds, Drexel University, Series 2005A, 5.000%, 5/01/28 - MBIA
                 Insured

       4,585   Pennsylvania Public School Building Authority, Lease Revenue Bonds,   12/16 at 100.00           AAA        4,466,432
                 School District of Philadelphia, Series 2006B, 4.500%, 6/01/32 -
                 FSA Insured (UB)

       1,050   Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series       6/16 at 100.00           AAA        1,089,543
                 2006A, 5.000%, 12/01/26 - AMBAC Insured

               Philadelphia Gas Works, Pennsylvania, Revenue Bonds, General
               Ordinance, Fifth Series 2004A-1:
       5,235     5.000%, 9/01/24 - FSA Insured                                        9/14 at 100.00           AAA        5,363,100
       3,000     5.000%, 9/01/25 - FSA Insured                                        9/14 at 100.00           AAA        3,073,410

       2,360   Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds,        6/08 at 102.00           AAA        2,407,766
                 Series 1997A, 5.125%, 8/01/27 - AMBAC Insured (ETM)

       3,785   Reading School District, Berks County, Pennsylvania, General           1/16 at 100.00           AAA        3,934,356
                 Obligation Bonds, Series 2005, 5.000%, 1/15/25 - FSA Insured

       1,705   Solebury Township, Pennsylvania, General Obligation Bonds, Series      6/15 at 100.00           Aaa        1,763,737
                 2005, 5.000%, 12/15/25 - AMBAC Insured

       3,650   State Public School Building Authority, Pennsylvania, Lease Revenue    6/13 at 100.00           AAA        3,972,113
                 Bonds, Philadelphia School District, Series 2003, 5.000%, 6/01/29
                 (Pre-refunded 6/01/13) - FSA Insured
------------------------------------------------------------------------------------------------------------------------------------
      59,490   Total Pennsylvania                                                                                        62,551,650
------------------------------------------------------------------------------------------------------------------------------------

               Puerto Rico - 0.5% (0.3% of Total Investments)

       2,500   Puerto Rico Electric Power Authority, Power Revenue Bonds, Series      7/15 at 100.00            A3        2,482,275
                 2005RR, 5.000%, 7/01/22 - FGIC Insured
------------------------------------------------------------------------------------------------------------------------------------

                                                                           -----
                                                                            55
                                                                           -----

    | Portfolio of INVESTMENTS April 30, 2008 (Unaudited)

   Principal                                                                           Optional Call
Amount (000)   Description (1)                                                        Provisions (2)   Ratings (3)            Value
------------------------------------------------------------------------------------------------------------------------------------
               South Carolina - 0.4% (0.2% of Total Investments)

$      1,955   Greenville County School District, South Carolina, Installment        12/16 at 100.00           AAA    $   1,995,957
                 Purchase Revenue Bonds, Series 2006, 5.000%, 12/01/28 - FSA
                 Insured
------------------------------------------------------------------------------------------------------------------------------------

               Texas - 16.9% (10.1% of Total Investments)

               Brazos River Authority, Texas, Revenue Refunding Bonds, Houston
               Industries Inc., Series 1998C:
      10,000     5.125%, 5/01/19 - AMBAC Insured                                      5/08 at 102.00           AAA       10,210,700
       9,000     5.125%, 11/01/20 - AMBAC Insured                                    11/08 at 102.00           AAA        9,240,660

               Corpus Christi, Texas, Utility System Revenue Bonds, Series 2004:
       3,475     5.000%, 7/15/22 - FSA Insured                                        7/14 at 100.00           AAA        3,608,023
       3,645     5.000%, 7/15/23 - FSA Insured                                        7/14 at 100.00           AAA        3,770,461

       3,335   Dallas, Texas, Waterworks and Sewer System Revenue Bonds, Series      10/17 at 100.00           Aaa        2,397,465
                 2007, Municipal Securities Trust Certificates Series 7053,
                 3.152%, 10/01/32 - AMBAC Insured (IF)

      12,500   Dallas-Ft. Worth International Airport, Texas, Joint Revenue          11/09 at 100.00            A+       12,239,750
                 Refunding and Improvement Bonds, Series 2001A, 5.500%, 11/01/35 -
                 FGIC Insured (Alternative Minimum Tax)

       5,000   Harris County Hospital District, Texas, Revenue Bonds, Series          2/17 at 100.00           AAA        5,078,750
                 2007A, 5.250%, 2/15/42 - MBIA Insured

       4,485   Lower Colorado River Authority, Texas, Contract Revenue Refunding      5/12 at 100.00           AAA        4,654,668
                 Bonds, Transmission Services Corporation, Series 2003B, 5.000%,
                 5/15/21 - FSA Insured

      10,000   Lower Colorado River Authority, Texas, Contract Revenue Refunding      5/13 at 100.00           AAA       10,030,700
                 Bonds, Transmission Services Corporation, Series 2003C, 5.000%,
                 5/15/33 - AMBAC Insured

       4,151   Panhandle Regional Housing Finance Corporation, Texas, GNMA            7/12 at 105.00           Aaa        4,334,723
                 Collateralized Multifamily Housing Mortgage Revenue Bonds,
                 Renaissance of Amarillo Apartments, Series 2001A, 6.650%, 7/20/42

               Tarrant County Health Facilities Development Corporation, Texas,
               Hospital Revenue Bonds, Cook Children's Healthcare System,
               Series 2000A:
       6,725     5.750%, 12/01/17 (Pre-refunded 12/01/10) - FSA Insured              12/10 at 101.00           AAA        7,322,718
       1,170     5.750%, 12/01/24 (Pre-refunded 12/01/10) - FSA Insured              12/10 at 101.00           AAA        1,273,990
       6,330     5.750%, 12/01/24 (Pre-refunded 12/01/10) - FSA Insured              12/10 at 101.00           AAA        6,892,610

       2,300   Texas State University System, Financing Revenue Refunding Bonds,      3/12 at 100.00           AAA        2,394,691
                 Series 2002, 5.000%, 3/15/18 - FSA Insured
------------------------------------------------------------------------------------------------------------------------------------
      82,116   Total Texas                                                                                               83,449,909
------------------------------------------------------------------------------------------------------------------------------------

               Utah - 2.3% (1.4% of Total Investments)

       8,600   Intermountain Power Agency, Utah, Power Supply Revenue Refunding       7/13 at 100.00           AAA        9,065,346
                 Bonds, Series 2003A, 5.000%, 7/01/18 - FSA Insured

       2,385   Mountain Regional Water Special Service District, Utah, Water         12/13 at 100.00           AAA        2,389,508
                 Revenue Bonds, Series 2003, 5.000%, 12/15/33 - MBIA Insured
------------------------------------------------------------------------------------------------------------------------------------
      10,985   Total Utah                                                                                                11,454,854
------------------------------------------------------------------------------------------------------------------------------------

               Vermont - 0.2% (0.1% of Total Investments)

       1,320   Vermont Educational and Health Buildings Financing Agency, Revenue    12/10 at 101.00           AAA        1,357,118
                 Bonds, Fletcher Allen Health Care Inc., Series 2000A, 6.000%,
                 12/01/23 - AMBAC Insured
------------------------------------------------------------------------------------------------------------------------------------

-----
  56
-----

   Principal                                                                           Optional Call
Amount (000)   Description (1)                                                        Provisions (2)   Ratings (3)            Value
------------------------------------------------------------------------------------------------------------------------------------
               Virginia - 3.1% (1.9% of Total Investments)

               Greater Richmond Convention Center Authority, Virginia, Hotel Tax
               Revenue Bonds, Series 2005:
$      5,880     5.000%, 6/15/20 - MBIA Insured                                       6/15 at 100.00           AAA   $    6,136,250
       5,000     5.000%, 6/15/22 - MBIA Insured                                       6/15 at 100.00           AAA        5,172,250

               Loudoun County Industrial Development Authority, Virginia, Lease
               Revenue Bonds, Public Safety Facilities, Series 2003A:
       1,150     5.250%, 12/15/22 - FSA Insured                                       6/14 at 100.00           AAA        1,225,751
         500     5.250%, 12/15/23 - FSA Insured                                       6/14 at 100.00           AAA          530,425

       2,250   Virginia Housing Development Authority, Multifamily Housing Bonds,     7/08 at 102.00           AAA        2,288,678
                 Series 1997B, 6.050%, 5/01/17 - MBIA Insured (Alternative
                 Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------
      14,780   Total Virginia                                                                                            15,353,354
------------------------------------------------------------------------------------------------------------------------------------

               Washington - 7.1% (4.3% of Total Investments)

      10,000   Chelan County Public Utility District 1, Washington, Hydro             7/11 at 101.00           AAA       10,039,700
                 Consolidated System Revenue Bonds, Series 2001B, 5.600%, 1/01/36 -
                 MBIA Insured (Alternative Minimum Tax)

       1,370   Clark County School District 101, La Center, Washington, General      12/12 at 100.00           Aaa        1,432,678
                 Obligation Bonds, Series 2002, 5.000%, 12/01/22 - FSA Insured

       5,230   Douglas County Public Utility District 1, Washington, Revenue          9/09 at 102.00           AAA        5,340,510
                 Bonds, Wells Hydroelectric, Series 1999A, 6.125%, 9/01/29 - MBIA
                 Insured (Alternative Minimum Tax)

       1,545   Tacoma, Washington, General Obligation Bonds, Series 2004, 5.000%,    12/14 at 100.00           AAA        1,632,895
                 12/01/19 - MBIA Insured

       3,950   Washington State Healthcare Facilities Authority, Revenue Bonds,      11/08 at 101.00           Aaa        4,015,570
                 Swedish Health Services, Series 1998, 5.125%, 11/15/22 - AMBAC
                 Insured

       6,200   Washington State, General Obligation Purpose Bonds, Series 2003A,      7/12 at 100.00           AA+        6,446,450
                 5.000%, 7/01/20 - FGIC Insured

      10,855   Washington, General Obligation Bonds, Series 2000S-5, 0.000%,            No Opt. Call           AA+        6,283,634
                 1/01/20 - FGIC Insured
------------------------------------------------------------------------------------------------------------------------------------
      39,150   Total Washington                                                                                          35,191,437
------------------------------------------------------------------------------------------------------------------------------------

               West Virginia - 1.6% (1.0% of Total Investments)

       8,000   Pleasants County, West Virginia, Pollution Control Revenue Bonds,      5/08 at 100.00           AAA        8,022,400
                 Monongahela Power Company Pleasants Station Project, Series
                 1995C, 6.150%, 5/01/15 - AMBAC Insured
------------------------------------------------------------------------------------------------------------------------------------

               Wisconsin - 6.3% (3.8% of Total Investments)

       7,000   La Crosse, Wisconsin, Resource Recovery Revenue Refunding Bonds,         No Opt. Call           AAA        7,527,870
                 Northern States Power Company Project, Series 1996, 6.000%,
                 11/01/21 - MBIA Insured (Alternative Minimum Tax)

      12,750   Milwaukee County, Wisconsin, Airport Revenue Bonds, Series 2000A,     12/10 at 100.00            A1       12,855,698
                 5.750%, 12/01/25 - FGIC Insured (Alternative Minimum Tax)

       6,250   Wisconsin Health and Educational Facilities Authority, Revenue         8/08 at 100.00           AAA        6,282,938
                 Bonds, Sinai Samaritan Medical Center Inc., Series 1996, 5.750%,
                 8/15/16 - MBIA Insured

       4,225   Wisconsin State, General Obligation Bonds, Series 2006A, 4.750%,       5/16 at 100.00           AA-        4,306,713
                 5/01/25 - FGIC Insured
------------------------------------------------------------------------------------------------------------------------------------
      30,225   Total Wisconsin                                                                                           30,973,219
------------------------------------------------------------------------------------------------------------------------------------
$    908,686   Total Long-Term Investments (cost $806,516,531) - 164.6%                                                 815,163,701
============------------------------------------------------------------------------------------------------------------------------

                                                                           -----
                                                                            57
                                                                           -----

    | Portfolio of INVESTMENTS April 30, 2008 (Unaudited)

   Principal
Amount (000)   Description (1)                                                                         Ratings (3)            Value
------------------------------------------------------------------------------------------------------------------------------------
               Short-Term Investments - 1.9% (1.2% of Total Investments)

$      7,015   Louisiana State, Gasoline Tax Revenue Bonds, Series 2006, ROCS                               VMIG-1   $    7,015,000
                 660, Variable Rate Demand Obligations, 4.010%, 5/01/34 -
                 FGIC Insured (5)

       1,000   Massachusetts Turnpike Authority, Metropolitan Highway System                                  A-1+        1,000,000
                 Revenue Bonds, Senior Series 1997A, Trust 489, Variable Rate
                 Demand Obligations, 6.00%, 1/01/37 - MBIA Insured (5)

       1,500   New York State Thruway Authority, Highway and Bridge Trust Fund                              VMIG-1        1,500,000
                 Bonds, Second General, Series 2003A, Trust M1J-Reg D, Variable
                 Rate Demand Obligations 5.450, 4/01/15 - MBIA Insured (5)
------------------------------------------------------------------------------------------------------------------------------------
$      9,515   Total Short-Term Investments (cost $9,515,000)                                                             9,515,000
============------------------------------------------------------------------------------------------------------------------------
               Total Investments (cost $816,031,531) - 166.5%                                                           824,678,701
               ---------------------------------------------------------------------------------------------------------------------
               Floating Rate Obligations - (15.6)%                                                                      (77,080,000)
               ---------------------------------------------------------------------------------------------------------------------
               Other Assets Less Liabilities - 3.4%                                                                      16,490,286
               ---------------------------------------------------------------------------------------------------------------------
               Preferred Shares, at Liquidation Value - (54.3)% (6)                                                    (268,900,000)
               ---------------------------------------------------------------------------------------------------------------------
               Net Assets Applicable to Common Shares - 100%                                                        $   495,188,987
               =====================================================================================================================

       As of April 30, 2008, all of the bonds in the Portfolio of Investments, excluding temporary investments in short-term municipal securities, are either covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance, or are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, any of which ensure the timely payment of principal and interest.

  (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

  (2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

  (3) Ratings: Using the higher of Standard & Poor's Group ("Standard & Poor's") or Moody's Investor Service, Inc. ("Moody's") rating. Ratings below BBB by Standard & Poor's or Baa by Moody's are considered to be below investment grade.

       The Portfolio of Investments may reflect the ratings on certain bonds insured by AMBAC, CIFG, FGIC, MBIA and XLCA as of April 30, 2008. Please see the Portfolio Manager's Commentary for an expanded discussion of the affect on the Fund of changes to the ratings of certain bonds in the portfolio resulting from changes to the ratings of the underlying insurers both during the period and after period end.

  (4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

  (5) Investment has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

  (6)  Preferred   Shares,  at  Liquidation  Value  as  a  percentage  of  total investments is (32.6)%.

(ETM)  Escrowed to maturity.

 (IF)  Inverse floating rate investment.

 (UB) Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

                                 See accompanying notes to financial statements.

-----
  58
-----

NVG | Nuveen Insured Dividend Advantage Municipal Fund
    | Portfolio of INVESTMENTS

                                                      April 30, 2008 (Unaudited)

   Principal                                                                           Optional Call
Amount (000)   Description (1)                                                        Provisions (2)   Ratings (3)            Value
------------------------------------------------------------------------------------------------------------------------------------
               Long-Term Municipal Bonds - 156.7% (99.2% of Total Investments)

               Alabama - 4.3% (2.7% of Total Investments)

$      5,310   Athens, Alabama, Water and Sewerage Revenue Warrants, Series 2002,     5/12 at 101.00           AAA    $   5,450,556
                 5.300%, 5/01/32 - MBIA Insured

       3,045   Hoover, Alabama, General Obligation Bonds, Series 2003, 5.000%,        3/12 at 101.00           AAA        3,181,081
                 3/01/20 - MBIA Insured

      10,000   Jefferson County, Alabama, Sewer Revenue Capital Improvement           2/09 at 101.00           AAA       10,338,000
                 Warrants, Series 1999A, 5.375%, 2/01/36 (Pre-refunded 2/01/09) -
                 FGIC Insured
------------------------------------------------------------------------------------------------------------------------------------
      18,355   Total Alabama                                                                                             18,969,637
------------------------------------------------------------------------------------------------------------------------------------

               Alaska - 3.7% (2.4% of Total Investments)

      15,000   Alaska, International Airport System Revenue Bonds, Series 2002B,     10/12 at 100.00           AAA       16,403,099
                 5.250%, 10/01/27 (Pre-refunded 10/01/12) - AMBAC Insured
------------------------------------------------------------------------------------------------------------------------------------

               Arizona - 2.2% (1.4% of Total Investments)

       5,000   Phoenix, Arizona, Civic Improvement Corporation, Senior Lien           7/12 at 100.00           AA-        4,827,100
                 Airport Revenue Bonds, Series 2002B, 5.250%, 7/01/32 - FGIC
                 Insured (Alternative Minimum Tax)

       6,000   Phoenix, Arizona, Civic Improvement Revenue Bonds, Civic Plaza,          No Opt. Call            AA        4,656,300
                 Series 2005B, 0.000%, 7/01/37 - FGIC Insured
------------------------------------------------------------------------------------------------------------------------------------
      11,000   Total Arizona                                                                                              9,483,400
------------------------------------------------------------------------------------------------------------------------------------

               California - 18.6% (11.8% of Total Investments)

       2,000   Alameda Corridor Transportation Authority, California, Subordinate       No Opt. Call           AAA        1,079,160
                 Lien Revenue Bonds, Series 2004A, 0.000%, 10/01/20 - AMBAC
                 Insured

               California Educational Facilities Authority, Revenue Bonds,
               Occidental College, Series 2005A:
       1,485     5.000%, 10/01/26 - MBIA Insured                                     10/15 at 100.00           Aaa        1,537,970
       1,565     5.000%, 10/01/27 - MBIA Insured                                     10/15 at 100.00           Aaa        1,615,831

       6,000   California Infrastructure Economic Development Bank, First Lien        1/28 at 100.00           Aaa        6,408,840
                 Revenue Bonds, San Francisco Bay Area Toll Bridge, Series 2003A,
                 5.000%, 7/01/33 (Pre-refunded 1/01/28) - AMBAC Insured (UB)

               California, General Obligation Bonds, Series 2000:
         375     5.250%, 9/01/17 (Pre-refunded 9/01/10) - MBIA Insured                9/10 at 100.00           AAA          395,951
         190     5.250%, 9/01/17 (Pre-refunded 9/01/10) - MBIA Insured                9/10 at 100.00           AAA          202,261

      10,000   California, General Obligation Refunding Bonds, Series 2002,           2/12 at 100.00           AAA       10,170,200
                 5.000%, 2/01/23 - MBIA Insured

       8,890   California, General Obligation Veterans Welfare Bonds, Series         12/08 at 101.00           AA-        9,036,152
                 1997BH, 5.400%, 12/01/14 (Alternative Minimum Tax)

       3,000   California, General Obligation Veterans Welfare Bonds, Series          6/08 at 100.00           AAA        3,000,210
                 2001BZ, 5.375%, 12/01/24 - MBIA Insured (Alternative Minimum Tax)

       2,425   Fullerton Public Financing Authority, California, Tax Allocation       9/15 at 100.00           AAA        2,448,571
                 Revenue Bonds, Series 2005, 5.000%, 9/01/27 - AMBAC Insured

               Golden State Tobacco Securitization Corporation, California,
               Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2007A-1:
       1,000     5.750%, 6/01/47                                                      6/17 at 100.00           BBB          897,890
         365     5.125%, 6/01/47                                                      6/17 at 100.00           BBB          295,398

                                                                           -----
                                                                            59
                                                                           -----

    | Portfolio of INVESTMENTS April 30, 2008 (Unaudited)

   Principal                                                                           Optional Call
Amount (000)   Description (1)                                                        Provisions (2)   Ratings (3)            Value
------------------------------------------------------------------------------------------------------------------------------------
               California (continued)

$     18,665   Golden State Tobacco Securitization Corporation, California,           6/15 at 100.00            A2    $  17,967,676
                 Tobacco Settlement Asset-Backed Revenue Bonds, Series 2005A,
                 5.000%, 6/01/35 - FGIC Insured (UB)

       1,990   Kern Community College District, California, General Obligation          No Opt. Call           AAA          821,134
                 Bonds, Series 2006, 0.000%, 11/01/25 - FSA Insured

       7,935   Los Angeles, California, Certificates of Participation, Series         4/12 at 100.00           AAA        8,125,519
                 2002, 5.300%, 4/01/32 - AMBAC Insured

       5,280   Northern California Power Agency, Revenue Refunding Bonds,             7/08 at 101.00           AAA        5,360,256
                 Hydroelectric Project 1, Series 1998A, 5.200%, 7/01/32
                 (Pre-refunded 7/01/08) - MBIA Insured

       2,220   Northern California Power Agency, Revenue Refunding Bonds,             7/08 at 101.00           AAA        2,237,383
                 Hydroelectric Project 1, Series 1998A, 5.200%, 7/01/32 - MBIA
                 Insured

       2,320   Sacramento Municipal Utility District, California, Electric Revenue    8/11 at 100.00           AAA        2,449,433
                 Bonds, Series 2001P, 5.250%, 8/15/18 - FSA Insured

       6,720   San Jose Redevelopment Agency, California, Tax Allocation Bonds,       8/17 at 100.00           Aaa        6,183,072
                 Merged Area Redevelopment Project, Series 2006C, 4.250%, 8/01/30 -
                 MBIA Insured (UB)

       1,690   Ventura County Community College District, California, General         8/15 at 100.00           AAA        1,738,520
                 Obligation Bonds, Series 2005B, 5.000%, 8/01/28 - MBIA Insured
------------------------------------------------------------------------------------------------------------------------------------
      84,115   Total California                                                                                          81,971,427
------------------------------------------------------------------------------------------------------------------------------------

               Colorado - 5.6% (3.6% of Total Investments)

      17,300   Adams County, Colorado, FHA-Insured Mortgage Revenue Bonds, Platte     8/15 at 100.00           AAA       17,732,153
                 Valley Medical Center, Series 2005, 5.000%, 8/01/24 - MBIA
                 Insured

         750   Arkansas River Power Authority, Colorado, Power Revenue Bonds,        10/16 at 100.00            A-          739,808
                 Series 2006, 5.250%, 10/01/32 - XLCA Insured

      17,000   E-470 Public Highway Authority, Colorado, Senior Revenue Bonds,          No Opt. Call           AAA        6,384,180
                 Series 2000B, 0.000%, 9/01/25 - MBIA Insured
------------------------------------------------------------------------------------------------------------------------------------
      35,050   Total Colorado                                                                                            24,856,141
------------------------------------------------------------------------------------------------------------------------------------

               District of Columbia - 1.6% (1.0% of Total Investments)

       6,805   District of Columbia, Revenue Bonds, Georgetown University, Series     4/17 at 100.00           AAA        6,153,285
                 2007A, 4.500%, 4/01/42 - AMBAC Insured

         935   Washington Convention Center Authority, District of Columbia,         10/16 at 100.00           AAA          772,385
                 Senior Lien Dedicated Tax Revenue Bonds, Series 2007, Residuals
                 1606, 8.033%, 10/01/30 - AMBAC Insured (IF)
------------------------------------------------------------------------------------------------------------------------------------
       7,740   Total District of Columbia                                                                                 6,925,670
------------------------------------------------------------------------------------------------------------------------------------

               Florida - 11.6% (7.4% of Total Investments)

               Florida Municipal Loan Council, Revenue Bonds, Series 2003B:
       2,305     5.250%, 12/01/17 - MBIA Insured                                     12/13 at 100.00           AAA        2,482,785
       1,480     5.250%, 12/01/18 - MBIA Insured                                     12/13 at 100.00           AAA        1,567,557

      11,600   Greater Orlando Aviation Authority, Florida, Airport Facilities       10/12 at 100.00           AAA       11,720,408
                 Revenue Bonds, Series 2002B, 5.125%, 10/01/21 - FSA Insured
                 (Alternative Minimum Tax)

       8,155   Lee County, Florida, Solid Waste System Revenue Refunding Bonds,      10/11 at 100.00           Aaa        8,467,826
                 Series 2001, 5.625%, 10/01/13 - MBIA Insured (Alternative
                 Minimum Tax)

               Miami-Dade County, Florida, Aviation Revenue Bonds, Miami
               International Airport, Series 2002:
       7,165     5.625%, 10/01/15 - FGIC Insured (Alternative Minimum Tax)           10/12 at 100.00            A2        7,394,137
       5,600     5.750%, 10/01/16 - FGIC Insured (Alternative Minimum Tax)           10/12 at 100.00            A2        5,775,616
      10,000     5.125%, 10/01/21 - FGIC Insured (Alternative Minimum Tax)           10/12 at 100.00            A2        9,831,100
       2,000     5.250%, 10/01/22 - FGIC Insured (Alternative Minimum Tax)           10/12 at 100.00            A2        1,983,940

-----
  60
-----

   Principal                                                                           Optional Call
Amount (000)   Description (1)                                                        Provisions (2)   Ratings (3)            Value
------------------------------------------------------------------------------------------------------------------------------------
               Florida (continued)

$      1,000   South Miami Health Facilities Authority, Florida, Hospital Revenue,    8/17 at 100.00           AA-    $     975,890
                 Baptist Health System Obligation Group, Series 2007, 5.000%,
                 8/15/42

       1,000   Tallahassee, Florida, Energy System Revenue Bonds, Series 2005,       10/15 at 100.00           AAA        1,024,230
                 5.000%, 10/01/28 - MBIA Insured
------------------------------------------------------------------------------------------------------------------------------------
      50,305   Total Florida                                                                                             51,223,489
------------------------------------------------------------------------------------------------------------------------------------

               Georgia - 2.2% (1.4% of Total Investments)

       6,925   Atlanta and Fulton County Recreation Authority, Georgia, Guaranteed   12/15 at 100.00           AAA        7,091,546
                 Revenue Bonds, Park Improvement, Series 2005A, 5.000%, 12/01/30 -
                 MBIA Insured

       1,000   Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 2004,    11/14 at 100.00           AAA        1,039,340
                 5.000%, 11/01/22 - FSA Insured

       1,695   Georgia Housing and Finance Authority, Single Family Mortgage         12/11 at 100.00           AAA        1,697,085
                 Bonds, Series 2002B-2, 5.500%, 6/01/32 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------
       9,620   Total Georgia                                                                                              9,827,971
------------------------------------------------------------------------------------------------------------------------------------

               Idaho - 1.0% (0.6% of Total Investments)

               Idaho Housing and Finance Association, Grant and Revenue
               Anticipation Bonds, Federal Highway Trust Funds, Series 2006:
       3,000     5.000%, 7/15/23 - MBIA Insured                                       7/16 at 100.00           Aaa        3,135,300
       1,130     5.000%, 7/15/24 - MBIA Insured                                       7/16 at 100.00           Aaa        1,175,426
------------------------------------------------------------------------------------------------------------------------------------
       4,130   Total Idaho                                                                                                4,310,726
------------------------------------------------------------------------------------------------------------------------------------

               Illinois - 12.3% (7.8% of Total Investments)

      10,000   Bolingbrook, Illinois, General Obligation Bonds, Series 2002A,         1/12 at 100.00            A2(4)    10,849,800
                 5.375%, 1/01/38 (Pre-refunded 1/01/12) - FGIC Insured

       1,305   Chicago, Illinois, General Obligation Bonds, Series 2001A, 5.500%,     1/11 at 101.00           AAA        1,364,782
                 1/01/38 - MBIA Insured

               Chicago, Illinois, General Obligation Bonds, Series 2001A:
          50     5.500%, 1/01/38 (Pre-refunded 1/01/11) - MBIA Insured                1/11 at 101.00           AAA           54,161
       3,645     5.500%, 1/01/38 (Pre-refunded 1/01/11) - MBIA Insured                1/11 at 101.00           AAA        3,948,300

               Chicago, Illinois, Second Lien Passenger Facility Charge Revenue
               Bonds, O'Hare International Airport, Series 2001C:
       4,250     5.500%, 1/01/16 - AMBAC Insured (Alternative Minimum Tax)            1/11 at 101.00           AAA        4,345,838
       4,485     5.500%, 1/01/17 - AMBAC Insured (Alternative Minimum Tax)            1/11 at 101.00           AAA        4,575,552
       4,730     5.500%, 1/01/18 - AMBAC Insured (Alternative Minimum Tax)            1/11 at 101.00           AAA        4,808,045
       2,930     5.500%, 1/01/19 - AMBAC Insured (Alternative Minimum Tax)            1/11 at 101.00           AAA        2,973,452

       3,600   Chicago, Illinois, Third Lien General Airport Revenue Bonds, O'Hare    1/16 at 100.00           AAA        3,693,384
                 International Airport, Series 2005A, 5.250%, 1/01/24 - MBIA
                 Insured

       3,000   Chicago, Illinois, Third Lien General Airport Revenue Refunding        1/12 at 100.00           AAA        3,085,470
                 Bonds, O'Hare International Airport, Series 2002A, 5.750%,
                 1/01/17 - MBIA Insured (Alternative Minimum Tax)

       4,000   Cicero, Cook County, Illinois, General Obligation Corporate Purpose   12/12 at 101.00           AAA        4,177,960
                 Bonds, Series 2002, 5.000%, 12/01/21 - MBIA Insured

         730   DuPage County Community School District 200, Wheaton, Illinois,       10/13 at 100.00           Aaa          777,151
                 General Obligation Bonds, Series 2003C, 5.250%, 10/01/22 - FSA
                 Insured

         770   DuPage County Community School District 200, Wheaton, Illinois,       10/13 at 100.00           Aaa          853,607
                 General Obligation Bonds, Series 2003C, 5.250%, 10/01/22
                 (Pre-refunded 10/01/13) - FSA Insured

       3,500   Illinois Municipal Electric Agency, Power Supply System Revenue        2/17 at 100.00            A+        3,418,975
                 Bonds, Series 2007A, 5.000%, 2/01/35 - FGIC Insured

       5,000   Illinois, General Obligation Bonds, Illinois FIRST Program, Series     4/12 at 100.00           AAA        5,252,250
                 2002, 5.250%, 4/01/23 - FSA Insured
------------------------------------------------------------------------------------------------------------------------------------
      51,995   Total Illinois                                                                                            54,178,727
------------------------------------------------------------------------------------------------------------------------------------

                                                                           -----
                                                                            61
                                                                           -----

    | Portfolio of INVESTMENTS April 30, 2008 (Unaudited)

   Principal                                                                           Optional Call
Amount (000)   Description (1)                                                        Provisions (2)   Ratings (3)            Value
------------------------------------------------------------------------------------------------------------------------------------
               Indiana - 16.3% (10.3% of Total Investments)

$      3,380   Evansville, Indiana, Sewerage Works Revenue Refunding Bonds, Series    7/13 at 100.00           AAA    $   3,506,682
                 2003A, 5.000%, 7/01/20 - AMBAC Insured

               Indiana Bond Bank, Special Program Bonds, Hendricks County
               Redevelopment District, Series 2002D:
       2,500     5.375%, 4/01/23 (Pre-refunded 4/01/12) - AMBAC Insured               4/12 at 100.00           AAA        2,723,750
       7,075     5.250%, 4/01/26 (Pre-refunded 4/01/12) - AMBAC Insured               4/12 at 100.00           AAA        7,675,668
       7,000     5.250%, 4/01/30 (Pre-refunded 4/01/12) - AMBAC Insured               4/12 at 100.00           AAA        7,594,300

      10,000   Indiana Health Facility Financing Authority, Hospital Revenue          7/12 at 100.00           AAA       10,103,600
                 Bonds, Marion General Hospital, Series 2002, 5.250%, 7/01/32 -
                 AMBAC Insured

       3,200   Indiana Municipal Power Agency, Power Supply Revenue Bonds, Series     1/17 at 100.00           AAA        3,197,184
                 2007A, 5.000%, 1/01/42 - MBIA Insured

      25,000   Indianapolis Local Public Improvement Bond Bank, Indiana,              7/12 at 100.00           AAA       27,264,997
                 Waterworks Project, Series 2002A, 5.250%, 7/01/33 (Pre-refunded
                 7/01/12) - MBIA Insured

               Northern Wells Community School Building Corporation, Wells County,
               Indiana, First Mortgage  Bonds, Series 2001:
         420     5.250%, 1/15/19 (Pre-refunded 7/15/12) - FGIC Insured                7/12 at 100.00            AA(4)       458,384
         430     5.250%, 7/15/19 (Pre-refunded 7/15/12) - FGIC Insured                7/12 at 100.00            AA(4)       469,298
       1,675     5.400%, 7/15/23 (Pre-refunded 7/15/12) - FGIC Insured                7/12 at 100.00            AA(4)     1,837,961

       6,960   Valparaiso Middle School Building Corporation, Indiana, First          1/13 at 100.00           AAA        7,156,272
                 Mortgage Refunding Bonds, Series 2002, 5.000%, 7/15/24 - MBIA
                 Insured
------------------------------------------------------------------------------------------------------------------------------------
      67,640   Total Indiana                                                                                             71,988,096
------------------------------------------------------------------------------------------------------------------------------------

               Louisiana - 5.0% (3.1% of Total Investments)

      10,000   Louisiana Public Facilities Authority, Revenue Bonds, Archdiocese      7/17 at 100.00            A+        8,645,500
                 of New Orleans, Series 2007, 4.500%, 7/01/37 - CIFG Insured

       1,500   Louisiana Public Facilities Authority, Revenue Bonds, Baton Rouge      7/14 at 100.00           AAA        1,543,635
                 General Hospital, Series 2004, 5.250%, 7/01/24 - MBIA Insured

               Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series 2006:
         770     4.750%, 5/01/39 - FSA Insured (UB)                                   5/16 at 100.00           Aaa          761,384
       6,240     4.500%, 5/01/41 - FGIC Insured (UB)                                  5/16 at 100.00           AA-        5,911,838
       2,030     4.500%, 5/01/41 - FGIC Insured (UB)                                  5/16 at 100.00           AA-        1,923,242

           3   Louisiana State, Gasoline Tax Revenue Bonds, Series 2006, Residuals    5/16 at 100.00           AA-            2,807
                 660-3, 5.082%, 5/01/41 - FGIC Insured (IF)

       3,085   New Orleans, Louisiana, General Obligation Refunding Bonds, Series     9/12 at 100.00           AAA        3,108,014
                 2002, 5.125%, 9/01/21 - MBIA Insured
------------------------------------------------------------------------------------------------------------------------------------
      23,628   Total Louisiana                                                                                           21,896,420
------------------------------------------------------------------------------------------------------------------------------------

               Massachusetts - 0.2% (0.1% of Total Investments)

         925   Massachusetts Water Resources Authority, General Revenue Bonds,        2/17 at 100.00           Aaa          728,771
                 Series 2007, Residual Trust 7039, 4.069%, 8/01/46 - FSA Insured
                 (IF)
------------------------------------------------------------------------------------------------------------------------------------

               Michigan - 0.3% (0.2% of Total Investments)

       1,500   Michigan State Hospital Finance Authority, Revenue Bonds, Trinity     12/16 at 100.00            AA        1,495,815
                 Health Care Group, Series 2006A, 5.000%, 12/01/31
------------------------------------------------------------------------------------------------------------------------------------

               Missouri - 2.5% (1.6% of Total Investments)

       1,600   St. Louis County Pattonville School District R3, Missouri, General     3/14 at 100.00           AAA        1,731,648
                 Obligation Bonds, Series 2004, 5.250%, 3/01/19 - FSA Insured

       8,735   St. Louis, Missouri, Airport Revenue Bonds, Airport Development        7/11 at 100.00           AAA        9,386,282
                 Program, Series 2001A, 5.250%, 7/01/31 (Pre-refunded 7/01/11) -
                 MBIA Insured
------------------------------------------------------------------------------------------------------------------------------------
      10,335   Total Missouri                                                                                            11,117,930
------------------------------------------------------------------------------------------------------------------------------------

-----
  62
-----

   Principal                                                                           Optional Call
Amount (000)   Description (1)                                                        Provisions (2)   Ratings (3)            Value
------------------------------------------------------------------------------------------------------------------------------------
               Nebraska - 2.0% (1.2% of Total Investments)

$      6,360   Lincoln, Nebraska, Electric System Revenue Bonds, Series 2005,         9/15 at 100.00            AA    $   6,472,890
                  5.000%, 9/01/32

               Municipal Energy Agency of Nebraska, Power Supply System Revenue
               Bonds, Series 2003A:
       1,000      5.250%, 4/01/20 - FSA Insured                                       4/13 at 100.00           AAA        1,063,780
       1,000      5.250%, 4/01/21 - FSA Insured                                       4/13 at 100.00           AAA        1,059,410
------------------------------------------------------------------------------------------------------------------------------------
       8,360   Total Nebraska                                                                                             8,596,080
------------------------------------------------------------------------------------------------------------------------------------

               Nevada - 2.1% (1.4% of Total Investments)

       8,750   Truckee Meadows Water Authority, Nevada, Water Revenue Bonds,          7/11 at 100.00           AAA        9,410,625
                  Series 2001A, 5.250%, 7/01/34 (Pre-refunded 7/01/11) -
                  FSA Insured
------------------------------------------------------------------------------------------------------------------------------------

               New Jersey - 0.5% (0.3% of Total Investments)

       2,150   New Jersey Transportation Trust Fund Authority, Transportation           No Opt. Call           AA-        2,380,480
                  System Bonds, Series 2006A, 5.250%, 12/15/20
------------------------------------------------------------------------------------------------------------------------------------

               New York - 4.9% (3.1% of Total Investments)

       1,120   Dormitory Authority of the State of New York, FHA-Insured Mortgage     2/15 at 100.00          Baa3        1,138,525
                  Revenue Bonds, Montefiore Hospital, Series 2004, 5.000%,
                  8/01/23 - FGIC Insured

       3,660   Dormitory Authority of the State of New York, Revenue Bonds, Mental    2/15 at 100.00           AAA        3,752,891
                  Health Services Facilities Improvements, Series 2005B, 5.000%,
                  2/15/23 - AMBAC Insured

       3,130   Hudson Yards Infrastructure Corporation, New York, Revenue Bonds,      2/17 at 100.00           Aaa        2,920,008
                  Series 2006A, 4.500%, 2/15/47 - MBIA Insured (UB)

       2,400   Long Island Power Authority, New York, Electric System Revenue        11/16 at 100.00           Aaa        2,218,920
                  Bonds, Series 2006F, 4.250%, 5/01/33 - MBIA Insured (UB)

       1,500   Metropolitan Transportation Authority, New York, Transportation       11/15 at 100.00           AAA        1,518,765
                  Revenue Bonds, Series 2005B, 5.000%, 11/15/30 - AMBAC Insured

      10,000   Metropolitan Transportation Authority, New York, Transportation       11/12 at 100.00           AAA       10,170,300
                  Revenue Refunding Bonds, Series 2002A, 5.000%, 11/15/30 -
                  FSA Insured
------------------------------------------------------------------------------------------------------------------------------------
      21,810   Total New York                                                                                            21,719,409
------------------------------------------------------------------------------------------------------------------------------------

               North Carolina - 0.5% (0.3% of Total Investments)

       2,125   North Carolina Medical Care Commission, FHA-Insured Mortgage          10/13 at 100.00           AAA        2,260,809
                  Revenue Bonds, Betsy Johnson Regional Hospital Project, Series
                  2003, 5.375%, 10/01/24 - FSA Insured
------------------------------------------------------------------------------------------------------------------------------------

               Ohio - 0.6% (0.4% of Total Investments)

               Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
               Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-2:
          70      5.125%, 6/01/24                                                     6/17 at 100.00           BBB           65,935
         710      5.875%, 6/01/30                                                     6/17 at 100.00           BBB          660,655
         685      5.750%, 6/01/34                                                     6/17 at 100.00           BBB          619,233
       1,570      5.875%, 6/01/47                                                     6/17 at 100.00           BBB        1,389,324
------------------------------------------------------------------------------------------------------------------------------------
       3,035   Total Ohio                                                                                                 2,735,147
------------------------------------------------------------------------------------------------------------------------------------

               Oklahoma - 0.5% (0.3% of Total Investments)

       2,000   Oklahoma Development Finance Authority, Revenue Bonds, Saint John      2/17 at 100.00           AA-        1,969,840
                  Health System, Series 2007, 5.000%, 2/15/37
------------------------------------------------------------------------------------------------------------------------------------

               Oregon - 1.5% (1.0% of Total Investments)

               Oregon, General Obligation Veterans Welfare Bonds, Series 82:
       4,530      5.375%, 12/01/31                                                   12/11 at 100.00            AA        4,576,070
       2,115      5.500%, 12/01/42                                                   12/11 at 100.00            AA        2,128,536
------------------------------------------------------------------------------------------------------------------------------------
       6,645   Total Oregon                                                                                               6,704,606
------------------------------------------------------------------------------------------------------------------------------------

                                                                           -----
                                                                            63
                                                                           -----

    | Portfolio of INVESTMENTS April 30, 2008 (Unaudited)

   Principal                                                                          Optional Call
Amount (000)   Description (1)                                                        Provisions (2)   Ratings (3)            Value
------------------------------------------------------------------------------------------------------------------------------------
               Pennsylvania - 3.5% (2.2% of Total Investments)

$      4,500   Allegheny County, Pennsylvania, Airport Revenue Refunding Bonds,         No Opt. Call           AAA    $   4,763,340
                  Pittsburgh International Airport, Series 1997A, 5.750%, 1/01/13 -
                  MBIA Insured (Alternative Minimum Tax)

       4,130   Pennsylvania Public School Building Authority, Lease Revenue Bonds,   12/16 at 100.00           Aaa        4,023,198
                  School District of Philadelphia, Series 2006B, 4.500%, 6/01/32 -
                  FSA Insured (UB)

       1,050   Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series       6/16 at 100.00           AAA        1,089,543
                  2006A, 5.000%, 12/01/26 - AMBAC Insured

       2,000   Philadelphia Municipal Authority, Pennsylvania, Lease Revenue         11/13 at 100.00           AAA        2,139,020
                  Bonds, Series 2003B, 5.250%, 11/15/18 - FSA Insured

       2,000   Reading School District, Berks County, Pennsylvania, General           1/16 at 100.00           AAA        2,135,400
                  Obligation Bonds, Series 2005, 5.000%, 1/15/19 - FSA Insured

       1,000   State Public School Building Authority, Pennsylvania, Lease Revenue    6/13 at 100.00           AAA        1,088,250
                  Bonds, Philadelphia School District, Series 2003, 5.000%,
                  6/01/23 (Pre-refunded 6/01/13) - FSA Insured
------------------------------------------------------------------------------------------------------------------------------------
      14,680   Total Pennsylvania                                                                                        15,238,751
------------------------------------------------------------------------------------------------------------------------------------

               Puerto Rico - 0.4% (0.3% of Total Investments)

       1,225   Puerto Rico Municipal Finance Agency, Series 2005C, 5.250%, 8/01/21 -    No Opt. Call            A+        1,225,821
                  CIFG Insured

       5,000   Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue           No Opt. Call            A+          672,200
                  Bonds, Series 2007A, 0.000%, 8/01/42 - FGIC Insured
------------------------------------------------------------------------------------------------------------------------------------
       6,225   Total Puerto Rico                                                                                          1,898,021
------------------------------------------------------------------------------------------------------------------------------------

               South Carolina - 1.5% (0.9% of Total Investments)

       1,950   Greenville County School District, South Carolina, Installment        12/16 at 100.00           AAA        1,990,853
                  Purchase Revenue Bonds, Series 2006, 5.000%, 12/01/28 -
                  FSA Insured

               Greenville, South Carolina, Tax Increment Revenue Improvement
               Bonds, Series 2003:
       1,000      5.500%, 4/01/17 - MBIA Insured                                      4/13 at 100.00           AAA        1,082,260
       2,300      5.000%, 4/01/21 - MBIA Insured                                      4/13 at 100.00           AAA        2,360,881

       1,000   Scago Educational Facilities Corporation, South Carolina,             10/15 at 100.00           AAA        1,051,680
                  Installment Purchase Revenue Bonds, Spartanburg County School
                  District 5, Series 2005, 5.000%, 4/01/21 - FSA Insured
------------------------------------------------------------------------------------------------------------------------------------
      6,250    Total South Carolina                                                                                       6,485,674
------------------------------------------------------------------------------------------------------------------------------------

               Tennessee - 9.9% (6.2% of Total Investments)

               Memphis, Tennessee, Sanitary Sewerage System Revenue Bonds,
               Series 2004:
       1,495      5.000%, 10/01/19 - FSA Insured                                     10/14 at 100.00           AAA        1,591,218
       1,455      5.000%, 10/01/20 - FSA Insured                                     10/14 at 100.00           AAA        1,537,455
       1,955      5.000%, 10/01/21 - FSA Insured                                     10/14 at 100.00           AAA        2,051,909

      10,000   Memphis-Shelby County Sports Authority, Tennessee, Revenue Bonds,     11/12 at 100.00           AAA       10,899,800
                  Memphis Arena, Series 2002A, 5.125%, 11/01/28 (Pre-refunded
                  11/01/12) - AMBAC Insured

      10,000   Memphis-Shelby County Sports Authority, Tennessee, Revenue Bonds,     11/12 at 100.00           AAA       10,899,800
                  Memphis Arena, Series 2002B, 5.125%, 11/01/29 (Pre-refunded
                  11/01/12) - AMBAC Insured

      15,195   Tennessee State School Bond Authority, Higher Educational              5/12 at 100.00           AAA       16,522,130
                  Facilities Second Program Bonds, Series 2002A, 5.250%, 5/01/32
                  (Pre-refunded 5/01/12) - FSA Insured
------------------------------------------------------------------------------------------------------------------------------------
      40,100   Total Tennessee                                                                                           43,502,312
------------------------------------------------------------------------------------------------------------------------------------

-----
  64
-----

   Principal                                                                          Optional Call
Amount (000)   Description (1)                                                        Provisions (2)   Ratings (3)            Value
------------------------------------------------------------------------------------------------------------------------------------
               Texas - 25.8% (16.3% of Total Investments)

$      3,500   Dallas-Ft. Worth International Airport, Texas, Joint Revenue          11/11 at 100.00            A+    $   3,619,945
                  Refunding and Improvement Bonds, Series 2001A, 5.750%, 11/01/13 -
                  FGIC Insured (Alternative Minimum Tax)

      10,000   Gainesville Hospital District, Texas, Limited Tax General              8/11 at 100.00           Aaa       10,120,800
                  Obligation Bonds, Series 2002, 5.375%, 8/15/32 - MBIA Insured

       1,210   Galveston, Texas, General Obligation Bonds, Series 2001, 5.250%,       5/11 at 100.00           AAA        1,252,048
                  5/01/21 - AMBAC Insured

               Harris County Health Facilities Development Corporation, Texas,
               Thermal Utility Revenue Bonds, TECO Project, Series 2003:
       2,240      5.000%, 11/15/16 - MBIA Insured                                    11/13 at 100.00           AAA        2,359,190
       2,355      5.000%, 11/15/17 - MBIA Insured                                    11/13 at 100.00           AAA        2,464,531

      13,000   Houston Area Water Corporation, Texas, Contract Revenue Bonds,         3/12 at 100.00          Baa3(4)    14,023,750
                  Northeast Water Purification Plant, Series 2002, 5.125%, 3/01/32
                  (Pre-refunded 3/01/12) - FGIC Insured

       1,000   Houston, Texas, First Lien Combined Utility System Revenue Bonds,      5/14 at 100.00            AA        1,020,710
                  Series 2004A, 5.250%, 5/15/24 - FGIC Insured

       4,345   San Antonio, Texas, Water System Senior Lien Revenue Refunding         5/12 at 100.00           AAA        4,693,426
                  Bonds, Series 2002, 5.500%, 5/15/17 - FSA Insured

       5,875   Texas Department of Housing and Community Affairs, Residential         7/11 at 100.00           AAA        6,025,459
                  Mortgage Revenue Bonds, Series 2001A, 5.350%, 7/01/33
                  (Alternative Minimum Tax)

       8,415   Texas Department of Housing and Community Affairs, Single Family       3/12 at 100.00           AAA        8,414,327
                  Mortgage Bonds, Series 2002B, 5.550%, 9/01/33 - MBIA Insured
                  (Alternative Minimum Tax)

               Texas Public Finance Authority, Revenue Bonds, Texas Southern
               University Financing System, Series 2002:
       3,520      5.125%, 11/01/20 - MBIA Insured                                     5/12 at 100.00           Aaa        3,606,874
       3,520      5.125%, 11/01/21 - MBIA Insured                                     5/12 at 100.00           Aaa        3,592,653

               Texas Student Housing Authority, Revenue Bonds, Austin Project,
               Senior Series 2001A:
       9,400      5.375%, 1/01/23 - MBIA Insured                                      1/12 at 102.00           Aaa        9,603,980
      11,665      5.500%, 1/01/33 - MBIA Insured                                      1/12 at 102.00           Aaa       11,771,385

       5,000   Texas Water Development Board, Senior Lien State Revolving Fund        1/10 at 100.00           AAA        5,192,300
                  Revenue Bonds, Series 1999B, 5.250%, 7/15/17

       9,145   Texas, General Obligation Bonds, Veterans Housing Assistance           6/12 at 100.00           Aa1        9,299,002
                  Program Fund II, Series 2002A-1, 5.250%, 12/01/22
                  (Alternative Minimum Tax)

               Williamson County, Texas, General Obligation Bonds, Series 2002:
       3,000      5.250%, 2/15/22 (Pre-refunded 2/15/12) - FSA Insured                2/12 at 100.00           AAA        3,249,360
       7,340      5.250%, 2/15/23 (Pre-refunded 2/15/12) - FSA Insured                2/12 at 100.00           AAA        7,950,101
       5,000      5.250%, 2/15/25 (Pre-refunded 2/15/12) - FSA Insured                2/12 at 100.00           AAA        5,415,600
------------------------------------------------------------------------------------------------------------------------------------
     109,530   Total Texas                                                                                              113,675,441
------------------------------------------------------------------------------------------------------------------------------------

               Washington - 12.7% (8.0% of Total Investments)

       5,385   Energy Northwest, Washington Public Power, Nine Canyon Wind Project    7/16 at 100.00           AAA        5,074,555
                  Revenue Bonds, Series 2006A, 4.500%, 7/01/30 - AMBAC Insured

       6,600   Energy Northwest, Washington, Electric Revenue Refunding Bonds,        7/12 at 100.00           AAA        7,004,514
                  Columbia Generating Station - Nuclear Project 2, Series 2002B,
                  5.350%, 7/01/18 - FSA Insured

       7,675   Energy Northwest, Washington, Electric Revenue Refunding Bonds,        7/12 at 100.00           AAA        8,251,393
                  Nuclear Project 1, Series 2002A, 5.500%, 7/01/15 - MBIA Insured

                                                                           -----
                                                                            65
                                                                           -----

    | Portfolio of INVESTMENTS April 30, 2008 (Unaudited)

   Principal                                                                           Optional Call
Amount (000)   Description (1)                                                        Provisions (2)   Ratings (3)            Value
------------------------------------------------------------------------------------------------------------------------------------
               Washington (continued)

$      2,500   Port of Seattle, Washington, Revenue Refunding Bonds, Series 2002D,   11/12 at 100.00           Aa2    $   2,592,900
                  5.750%, 11/01/15 - FGIC Insured (Alternative Minimum Tax)

       2,200   Snohomish County School District 2, Everett, Washington, General      12/13 at 100.00           AAA        2,361,678
                  Obligation Bonds, Series 2003B, 5.000%, 6/01/17 - FSA Insured

       3,255   Thurston and Pierce Counties School District, Washington, General      6/13 at 100.00           Aaa        3,528,908
                  Obligation Bonds, Yelm Community Schools, Series 2003, 5.250%,
                  12/01/16 - FSA Insured

               Washington State Economic Development Finance Authority, Wastewater
               Revenue Bonds, LOTT Project, Series 2002:
       2,000      5.500%, 6/01/17 - AMBAC Insured                                     6/12 at 100.00           Aaa        2,146,120
       4,325      5.125%, 6/01/22 - AMBAC Insured                                     6/12 at 100.00           Aaa        4,445,798

      15,000   Washington State Healthcare Facilities Authority, Revenue Bonds,       8/13 at 102.00           AAA       15,080,849
                  Harrison Memorial Hospital, Series 1998, 5.000%, 8/15/28 -
                  AMBAC Insured

       5,170   Whitman County School District 267, Pullman, Washington, General       6/12 at 100.00           Aaa        5,411,542
                  Obligation Bonds, Series 2002, 5.000%, 12/01/20 - FSA Insured
------------------------------------------------------------------------------------------------------------------------------------
      54,110   Total Washington                                                                                          55,898,257
------------------------------------------------------------------------------------------------------------------------------------

               Wisconsin - 2.9% (1.9% of Total Investments)

      11,950   Wisconsin, Transportation Revenue Refunding Bonds, Series 2002-1,      7/12 at 100.00           AAA       12,974,473
                  5.125%, 7/01/18 (Pre-refunded 7/01/12) - AMBAC Insured
------------------------------------------------------------------------------------------------------------------------------------
$    689,058   Total Long-Term Municipal Bonds (cost $669,216,925)                                                      690,827,244
============------------------------------------------------------------------------------------------------------------------------

      Shares   Description (1)                                                                                                Value
------------------------------------------------------------------------------------------------------------------------------------
               Investment Companies - 0.4% (0.2% of Total Investments)

      21,133   BlackRock MuniHoldings Fund Inc.                                                                             312,134

      13,600   BlackRock MuniEnhanced Fund Inc.                                                                             139,672

       7,920   Dreyfus Strategic Municipal Fund                                                                              69,458

       7,600   Morgan Stanley Dean Witter Insured Municipal Income Trust                                                    104,424

       9,668   Morgan Stanley Quality Municipal Income Trust                                                                122,010

      26,280   PIMCO Municipal Income Fund II                                                                               369,234

       9,500   Van Kampen Advantage Municipal Income Fund II                                                                116,090

      28,680   Van Kampen Investment Grade Municipal Trust                                                                  403,242

       6,240   Van Kampen Municipal Trust                                                                                    92,227
------------------------------------------------------------------------------------------------------------------------------------
               Total Investment Companies (cost $1,683,346)                                                               1,728,491
               ---------------------------------------------------------------------------------------------------------------------
               Total Long-Term Investments (cost $670,900,271) - 157.1%                                                 692,555,735
               ---------------------------------------------------------------------------------------------------------------------

-----
  66
-----

   Principal
Amount (000)   Description (1)                                                                         Ratings (3)            Value
------------------------------------------------------------------------------------------------------------------------------------
               Short-Term Investments - 0.9% (0.6% of Total Investments)

$      4,070   Louisiana State, Gasoline Tax Revenue Bonds, Series 2006, ROCS 660, Variable Rate            VMIG-1    $   4,070,000
                  Demand obligations, 4.010%, 5/01/41 - FGIC Insured (5)
============------------------------------------------------------------------------------------------------------------------------
               Total Short-Term Investments (cost $4,070,000)                                                             4,070,000
               ---------------------------------------------------------------------------------------------------------------------
               Total Investments (cost $674,970,271) - 158.0%                                                           696,625,735
               ---------------------------------------------------------------------------------------------------------------------
               Floating Rate Obligations - (7.9)%                                                                       (34,933,334)
               ---------------------------------------------------------------------------------------------------------------------
               Other Assets Less Liabilities - 2.7%                                                                      12,180,354
               ---------------------------------------------------------------------------------------------------------------------
               Preferred Shares, at Liquidation Value - (52.8)% (6)                                                    (233,000,000)
               ---------------------------------------------------------------------------------------------------------------------
               Net Assets Applicable to Common Shares - 100%                                                          $ 440,872,755
               =====================================================================================================================

      As of April 30, 2008, at least 80% of the Fund's net assets (including net assets attributable to Preferred shares) are invested in municipal securities that are either covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance which ensures the timely payment of principal and interest. Up to 20% of the Fund's net assets (including net assets attributable to Preferred shares) may be invested in municipal securities that are (i) either backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities (also ensuring the timely payment of principal and interest), or (ii) rated, at the time of investment, within the four highest grades (Baa or BBB or better by Moody's, Standard & Poor's or Fitch) or unrated but judged to be of comparable quality by the Adviser.

 (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

 (2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

 (3) Ratings: Using the higher of Standard & Poor's Group ("Standard & Poor's") or Moody's Investor Service, Inc. ("Moody's") rating. Ratings below BBB by Standard & Poor's or Baa by Moody's are considered to be below investment grade.

      The Portfolio of Investments may reflect the ratings on certain bonds insured by AMBAC, CIFG, FGIC, MBIA and XLCA as of April 30, 2008. Please see the Portfolio Manager's Commentary for an expanded discussion of the affect on the Fund of changes to the ratings of certain bonds in the portfolio resulting from changes to the ratings of the underlying insurers both during the period and after period end.

 (4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

 (5) Investment has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

 (6)  Preferred   Shares,   at  Liquidation  Value  as  a  percentage  of  total
      investments is (33.4)%.

(IF)  Inverse floating rate investment.

(UB) Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

                                 See accompanying notes to financial statements.

                                                                           -----
                                                                            67
                                                                           -----

NEA | Nuveen Insured Tax-Free Advantage Municipal Fund
    | Portfolio of INVESTMENTS

                                                      April 30, 2008 (Unaudited)

   Principal                                                                           Optional Call
Amount (000)   Description (1)                                                        Provisions (2)   Ratings (3)            Value
------------------------------------------------------------------------------------------------------------------------------------
               Alabama - 8.7% (5.6% of Total Investments)

$      1,000   Alabama Special Care Facilities Financing Authority, Revenue          11/16 at 100.00           Aa1    $     987,990
                 Bonds, Ascension Health, Series 2006C-2, 5.000%, 11/15/36

       5,655   Colbert County-Northwest Health Care Authority, Alabama, Revenue       6/13 at 101.00          Baa3        5,445,595
                 Bonds, Helen Keller Hospital, Series 2003, 5.750%, 6/01/27

       3,100   Huntsville Healthcare Authority, Alabama, Revenue Bonds, Series        5/12 at 102.00           AAA        3,426,926
                 1998A, 5.400%, 6/01/22 (Pre-refunded 5/14/12) - MBIA Insured

       6,280   Jefferson County, Alabama, Sewer Revenue Capital Improvement           8/12 at 100.00           AAA        6,797,284
                 Warrants, Series 2002D, 5.000%, 2/01/32 (Pre-refunded 8/01/12) -
                 FGIC Insured

       1,750   Montgomery, Alabama, General Obligation Warrants, Series 2003,         5/12 at 101.00           AAA        1,814,733
                 5.000%, 5/01/21 - AMBAC Insured

       4,500   Sheffield, Alabama, Electric Revenue Bonds, Series 2003, 5.500%,       7/13 at 100.00           Aaa        4,633,830
                 7/01/29 - AMBAC Insured
------------------------------------------------------------------------------------------------------------------------------------
      22,285   Total Alabama                                                                                             23,106,358
------------------------------------------------------------------------------------------------------------------------------------

               Arizona - 5.6% (3.6% of Total Investments)

      10,000   Maricopa County Pollution Control Corporation, Arizona, Revenue       11/12 at 100.00           AAA        9,847,300
                 Bonds, Arizona Public Service Company - Palo Verde Project,
                 Series 2002A, 5.050%, 5/01/29 - AMBAC Insured

       6,545   Phoenix, Arizona, Civic Improvement Revenue Bonds, Civic Plaza,          No Opt. Call            AA        5,079,247
                 Series 2005B, 0.000%, 7/01/37 - FGIC Insured
------------------------------------------------------------------------------------------------------------------------------------
      16,545   Total Arizona                                                                                             14,926,547
------------------------------------------------------------------------------------------------------------------------------------

               California - 30.0% (19.2% of Total Investments)

      26,300   California State Public Works Board, Lease Revenue Bonds,             12/12 at 100.00           AAA       26,523,809
                 Department of General Services, Capital East End Project,
                 Series 2002A, 5.000%, 12/01/27 - AMBAC Insured

         250   California State, General Obligation Bonds, Series 2002, 5.250%,       4/12 at 100.00            A1          254,590
                 4/01/30 - XLCA Insured

      10,000   California State, General Obligation Bonds, Series 2002, 5.250%,       4/12 at 100.00            A1(4)    10,883,800
                 4/01/30 (Pre-refunded 4/01/12) - XLCA Insured

           5   California State, General Obligation Bonds, Series 2004, 5.000%,       4/14 at 100.00           AAA            5,066
                 4/01/31 - AMBAC Insured

       7,495   California State, General Obligation Bonds, Series 2004, 5.000%,       4/14 at 100.00           AAA        8,253,194
                 4/01/31 (Pre-refunded 4/01/14) - AMBAC Insured

       2,910   Cathedral City Public Financing Authority, California, Tax             8/12 at 102.00           AAA        2,986,737
                 Allocation Bonds, Housing Set-Aside, Series 2002D, 5.000%,
                 8/01/26 - MBIA Insured

         250   Golden State Tobacco Securitization Corporation, California,           6/17 at 100.00           BBB          202,328
                 Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2007A-1,
                 5.125%, 6/01/47

       8,000   Golden State Tobacco Securitization Corporation, California,           6/15 at 100.00             A        7,701,120
                 Tobacco Settlement Asset-Backed Revenue Bonds, Series 2005A,
                 5.000%, 6/01/35 - FGIC Insured (UB)

       2,500   Irvine Public Facilities and Infrastructure Authority,                 9/13 at 100.00           AAA        2,579,575
                 California, Assessment Revenue Bonds, Series 2003C, 5.000%,
                 9/02/23 - AMBAC Insured

       4,000   Montara Sanitation District, California, General Obligation            8/11 at 101.00             A+       4,027,240
                 Bonds, Series 2003, 5.000%, 8/01/28 - FGIC Insured

-----
  68
-----

   Principal                                                                           Optional Call
Amount (000)   Description (1)                                                        Provisions (2)   Ratings (3)            Value
------------------------------------------------------------------------------------------------------------------------------------
               California (continued)

               Plumas County, California, Certificates of Participation, Capital
               Improvement Program, Series 2003A:
$      1,130     5.250%, 6/01/19 - AMBAC Insured                                      6/13 at 101.00           AAA    $   1,189,314
       1,255     5.250%, 6/01/21 - AMBAC Insured                                      6/13 at 101.00           AAA        1,306,468

       1,210   Redding Joint Powers Financing Authority, California, Lease            3/13 at 100.00           AAA        1,232,736
                 Revenue Bonds, Capital Improvement Projects, Series 2003A,
                 5.000%, 3/01/23 - AMBAC Insured

       3,750   Sacramento Municipal Utility District, California, Electric            8/13 at 100.00           AAA        3,798,413
                 Revenue Bonds, Series 2003R, 5.000%, 8/15/28 - MBIA Insured

       1,500   San Diego Community College District, California, General              5/13 at 100.00           AAA        1,532,595
                 Obligation Bonds, Series 2003A, 5.000%, 5/01/28 - FSA Insured

       1,055   Turlock Irrigation District, California, Certificates of               1/13 at 100.00           AAA        1,064,980
                 Participation, Series 2003A, 5.000%, 1/01/28 - MBIA Insured

       6,300   University of California, Revenue Bonds, Multi-Purpose Projects,       5/13 at 100.00           AAA        6,397,965
                 Series 2003A, 5.000%, 5/15/33 - AMBAC Insured
------------------------------------------------------------------------------------------------------------------------------------
      77,910   Total California                                                                                          79,939,930
------------------------------------------------------------------------------------------------------------------------------------

               Colorado - 5.7% (3.7% of Total Investments)

               Bowles Metropolitan District, Colorado, General Obligation Bonds,
               Series 2003:
       4,300     5.500%, 12/01/23 - FSA Insured                                      12/13 at 100.00           AAA        4,657,889
       3,750     5.500%, 12/01/28 - FSA Insured                                      12/13 at 100.00           AAA        3,994,950

       1,450   Colorado Educational and Cultural Facilities Authority, Charter        8/14 at 100.00             A        1,483,379
                 School Revenue Bonds, Peak-to-Peak Charter School, Series 2004,
                 5.250%, 8/15/24 - XLCA Insured

       3,750   Colorado Health Facilities Authority, Colorado, Revenue Bonds,         4/18 at 100.00           AAA        3,751,500
                 Catholic Health Initiatives, Series 2006C-1, Trust 1090,
                 11.524%, 10/01/41 - FSA Insured (IF)

       3,000   E-470 Public Highway Authority, Colorado, Senior Revenue Bonds,          No Opt. Call           AAA          808,020
                 Series 2000B, 0.000%, 9/01/30 - MBIA Insured

       2,900   E-470 Public Highway Authority, Colorado, Toll Revenue Bonds,            No Opt. Call           AAA          611,262
                 Series 2004A, 0.000%, 9/01/34 - MBIA Insured
------------------------------------------------------------------------------------------------------------------------------------
      19,150   Total Colorado                                                                                            15,307,000
------------------------------------------------------------------------------------------------------------------------------------

               District of Columbia - 0.2% (0.1% of Total Investments)

         665   Washington Convention Center Authority, District of Columbia,         10/16 at 100.00           AAA          549,343
                 Senior Lien Dedicated Tax Revenue Bonds, Series 2007, Residuals
                 1606, 8.033%, 10/01/30 - AMBAC Insured (IF)
------------------------------------------------------------------------------------------------------------------------------------

               Florida - 1.3% (0.8% of Total Investments)

       3,000   Pinellas County Health Facilities Authority, Florida, Revenue          5/13 at 100.00           Aa3(4)     3,338,520
                 Bonds, Baycare Health System, Series 2003, 5.500%, 11/15/27
                 (Pre-refunded 5/15/13)
------------------------------------------------------------------------------------------------------------------------------------

               Georgia - 2.1% (1.3% of Total Investments)

       1,410   DeKalb County, Georgia, Water and Sewer Revenue Bonds, Series         10/16 at 100.00           AAA        1,448,944
                 2006A, 5.000%, 10/01/35 - FSA Insured

       3,825   Metropolitan Atlanta Rapid Transit Authority, Georgia, Sales Tax       1/13 at 100.00           AAA        4,151,502
                 Revenue Bonds, Second Indenture Series 2002, 5.000%, 7/01/32
                 (Pre-refunded 1/01/13) - MBIA Insured
------------------------------------------------------------------------------------------------------------------------------------
       5,235   Total Georgia                                                                                              5,600,446
------------------------------------------------------------------------------------------------------------------------------------

               Illinois - 3.8% (2.4% of Total Investments)

         905   Cook County School District 100, Berwyn South, Illinois, General      12/13 at 100.00           Aaa        1,005,889
                 Obligation Refunding Bonds, Series 2003B, 5.250%, 12/01/21
                 (Pre-refunded 12/01/13) - FSA Insured

               Cook County School District 145, Arbor Park, Illinois, General
               Obligation Bonds, Series 2004:
       3,285     5.125%, 12/01/20 - FSA Insured                                      12/14 at 100.00           Aaa        3,473,822
       2,940     5.125%, 12/01/23 - FSA Insured                                      12/14 at 100.00           Aaa        3,067,449

                                                                           -----
                                                                            69
                                                                           -----

    | Portfolio of INVESTMENTS April 30, 2008 (Unaudited)

   Principal                                                                           Optional Call
Amount (000)   Description (1)                                                        Provisions (2)   Ratings (3)            Value
------------------------------------------------------------------------------------------------------------------------------------
               Illinois (continued)

$      2,500   Illinois Health Facilities Authority, Revenue Bonds, Lake Forest       7/13 at 100.00            A-    $   2,530,825
                 Hospital, Series 2003, 5.250%, 7/01/23
------------------------------------------------------------------------------------------------------------------------------------
       9,630   Total Illinois                                                                                            10,077,985
------------------------------------------------------------------------------------------------------------------------------------

               Indiana - 9.9% (6.3% of Total Investments)

       2,500   Evansville, Indiana, Sewerage Works Revenue Refunding Bonds,           7/13 at 100.00           AAA        2,577,850
                 Series 2003A, 5.000%, 7/01/23 - AMBAC Insured

       2,190   Indiana Bond Bank, Advance Purchase Funding Bonds, Common School       8/13 at 100.00           AAA        2,267,614
                 Fund, Series 2003B, 5.000%, 8/01/19 - MBIA Insured

       1,860   Indiana Municipal Power Agency, Power Supply Revenue Bonds,            1/17 at 100.00           AAA        1,858,363
                 Series 2007A, 5.000%, 1/01/42 - MBIA Insured

       1,000   Indiana University, Student Fee Revenue Bonds, Series 2003O,           8/13 at 100.00           Aa1        1,038,730
                 5.000%, 8/01/22 - FGIC Insured

               IPS Multi-School Building Corporation, Indiana, First Mortgage
               Revenue Bonds, Series 2003:
      11,020     5.000%, 7/15/19 (Pre-refunded 7/15/13) - MBIA Insured                7/13 at 100.00           AAA       12,043,758
       6,000     5.000%, 7/15/20 (Pre-refunded 7/15/13) - MBIA Insured                7/13 at 100.00           AAA        6,557,400
------------------------------------------------------------------------------------------------------------------------------------
      24,570   Total Indiana                                                                                             26,343,715
------------------------------------------------------------------------------------------------------------------------------------

               Kansas - 2.5% (1.6% of Total Investments)

       6,250   Kansas Development Finance Authority, Board of Regents, Revenue        4/13 at 102.00           AAA        6,580,375
                 Bonds, Scientific Research and Development Facilities Projects,
                 Series 2003C, 5.000%, 10/01/22 - AMBAC Insured
------------------------------------------------------------------------------------------------------------------------------------

               Kentucky - 0.4% (0.3% of Total Investments)

         985   Kentucky State Property and Buildings Commission, Revenue              8/13 at 100.00           AAA        1,077,176
                 Refunding Bonds, Project 77, Series 2003, 5.000%, 8/01/23
                 (Pre-refunded 8/01/13) - MBIA Insured
------------------------------------------------------------------------------------------------------------------------------------

               Louisiana - 2.1% (1.4% of Total Investments)

       5,785   New Orleans, Louisiana, General Obligation Refunding Bonds,           12/12 at 100.00          Baa3        5,652,466
                 Series 2002, 5.300%, 12/01/27 - FGIC Insured
------------------------------------------------------------------------------------------------------------------------------------

               Massachusetts - 2.9% (1.8% of Total Investments)

       6,000   Massachusetts Bay Transportation Authority, Senior Sales Tax           7/12 at 100.00           AAA        6,485,100
                 Revenue Refunding Bonds, Series 2002A, 5.000%, 7/01/27
                 (Pre-refunded 7/01/12) - FGIC Insured

       1,125   Massachusetts Development Finance Authority, Revenue Bonds,            9/13 at 100.00            A1        1,152,596
                 Middlesex School, Series 2003, 5.125%, 9/01/23
------------------------------------------------------------------------------------------------------------------------------------
       7,125   Total Massachusetts                                                                                        7,637,696
------------------------------------------------------------------------------------------------------------------------------------

               Michigan - 11.8% (7.6% of Total Investments)

       6,130   Detroit, Michigan, Senior Lien Water Supply System Revenue Bonds,      7/13 at 100.00           AAA        6,692,857
                 Series 2003A, 5.000%, 7/01/23 (Pre-refunded 7/01/13) - MBIA
                 Insured

       4,465   Detroit, Michigan, Senior Lien Water Supply System Revenue             7/13 at 100.00           AAA        4,601,986
                 Refunding Bonds, Series 2003C, 5.000%, 7/01/22 - MBIA Insured

       1,000   Michigan State Hospital Finance Authority, Revenue Bonds, Trinity     12/16 at 100.00            AA          997,210
                 Health Care Group, Series 2006A, 5.000%, 12/01/31

      10,800   Michigan Strategic Fund, Limited Obligation Resource Recovery         12/12 at 100.00            A-       10,214,856
                 Revenue Refunding Bonds, Detroit Edison Company, Series 2002D,
                 5.250%, 12/15/32 - XLCA Insured

       2,250   Romulus Community Schools, Wayne County, Michigan, General             5/11 at 100.00           AA-        2,333,993
                 Obligation Refunding Bonds, Series 2001, 5.250%, 5/01/25

       6,500   Wayne County, Michigan, Limited Tax General Obligation Airport        12/11 at 101.00           AAA        6,552,650
                 Hotel Revenue Bonds, Detroit Metropolitan Wayne County Airport,
                 Series 2001A, 5.000%, 12/01/30 - MBIA Insured
------------------------------------------------------------------------------------------------------------------------------------
      31,145   Total Michigan                                                                                            31,393,552
------------------------------------------------------------------------------------------------------------------------------------

-----
  70
-----

   Principal                                                                           Optional Call
Amount (000)   Description (1)                                                        Provisions (2)   Ratings (3)            Value
------------------------------------------------------------------------------------------------------------------------------------
               Missouri - 1.2% (0.7% of Total Investments)

$        240   Clay County Public School District 53, Liberty, Missouri, General      3/14 at 100.00           AAA    $     252,794
                 Obligation Bonds, Series 2004, 5.250%, 3/01/24 - FSA Insured

         215   Clay County Public School District 53, Liberty, Missouri, General      3/14 at 100.00           AAA          227,625
                 Obligation Bonds, Series 2004, 5.250%, 3/01/23 - FSA Insured

               Clay County Public School District 53, Liberty, Missouri, General
               Obligation Bonds, Series 2004:
       1,110     5.250%, 3/01/23 (Pre-refunded 3/01/14) - FSA Insured                 3/14 at 100.00           AAA        1,231,334
       1,260     5.250%, 3/01/24 (Pre-refunded 3/01/14) - FSA Insured                 3/14 at 100.00           AAA        1,397,731
------------------------------------------------------------------------------------------------------------------------------------
       2,825   Total Missouri                                                                                             3,109,484
------------------------------------------------------------------------------------------------------------------------------------

               Nebraska - 1.9% (1.2% of Total Investments)

       5,000   Lincoln, Nebraska, Sanitary Sewerage System Revenue Refunding          6/13 at 100.00           AAA        5,106,150
                 Bonds, Series 2003, 5.000%, 6/15/28 - MBIA Insured
------------------------------------------------------------------------------------------------------------------------------------

               New Mexico - 0.8% (0.5% of Total Investments)

       1,975   New Mexico State University, Revenue Bonds, Series 2004, 5.000%,       4/14 at 100.00           AAA        2,094,033
                 4/01/19 - AMBAC Insured
------------------------------------------------------------------------------------------------------------------------------------

               New York - 10.9% (7.0% of Total Investments)

          20   Hudson Yards Infrastructure Corporation, New York, Revenue Bonds,      2/17 at 100.00           Aaa           15,976
                 Driver Trust 1649, 2006, 6.799%, 2/15/47 - MBIA Insured (IF)

       1,960   Hudson Yards Infrastructure Corporation, New York, Revenue Bonds,      2/17 at 100.00           Aaa        1,828,504
                 Series 2006A, 4.500%, 2/15/47 - MBIA Insured (UB)

      25,000   Metropolitan Transportation Authority, New York, Transportation       11/12 at 100.00           AAA       25,242,000
                 Revenue Refunding Bonds, Series 2002F, 5.000%, 11/15/31 - MBIA
                 Insured

       1,850   New York State Urban Development Corporation, Service Contract         3/15 at 100.00           AAA        1,921,817
                 Revenue Bonds, Series 2005B, 5.000%, 3/15/25 - FSA Insured
------------------------------------------------------------------------------------------------------------------------------------
      28,830   Total New York                                                                                            29,008,297
------------------------------------------------------------------------------------------------------------------------------------

               North Carolina - 3.2% (2.1% of Total Investments)

       8,700   North Carolina Medical Care Commission, Revenue Bonds, Maria          10/13 at 100.00            AA        8,539,920
                 Parham Medical Center, Series 2003, 5.375%, 10/01/33 - RAAI
                 Insured
------------------------------------------------------------------------------------------------------------------------------------

               Ohio - 1.0% (0.7% of Total Investments)

               Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
               Settlement Asset-Backed Revenue Bonds, Senior Lien, Series
               2007A-2:
          70     5.125%, 6/01/24                                                      6/17 at 100.00           BBB           65,935
         710     5.875%, 6/01/30                                                      6/17 at 100.00           BBB          660,655
         685     5.750%, 6/01/34                                                      6/17 at 100.00           BBB          619,233
       1,570     5.875%, 6/01/47                                                      6/17 at 100.00           BBB        1,389,324
------------------------------------------------------------------------------------------------------------------------------------
       3,035   Total Ohio                                                                                                 2,735,147
------------------------------------------------------------------------------------------------------------------------------------

               Oklahoma - 0.4% (0.2% of Total Investments)

       1,000   Oklahoma Capitol Improvement Authority, State Facilities Revenue       7/15 at 100.00           AAA        1,027,200
                 Bonds, Series 2005F, 5.000%, 7/01/24 - AMBAC Insured
------------------------------------------------------------------------------------------------------------------------------------

               Oregon - 3.1% (2.0% of Total Investments)

       8,350   Oregon Health Sciences University, Revenue Bonds, Series 2002A,        1/13 at 100.00           AAA        8,366,617
                 5.000%, 7/01/32 - MBIA Insured
------------------------------------------------------------------------------------------------------------------------------------

               Pennsylvania - 7.6% (4.9% of Total Investments)

       3,000   Lehigh County General Purpose Authority, Pennsylvania, Hospital        8/13 at 100.00           AAA        3,323,340
                 Revenue Bonds, St. Luke's Hospital of Bethlehem, Series 2003,
                 5.375%, 8/15/33 (Pre-refunded 8/15/13)

       2,000   Philadelphia Gas Works, Pennsylvania, Revenue Bonds, General           8/13 at 100.00           AAA        2,021,000
                 Ordinance, Fourth Series 1998, 5.000%, 8/01/32 - FSA Insured

                                                                           -----
                                                                            71
                                                                           -----

    | Portfolio of INVESTMENTS April 30, 2008 (Unaudited)

   Principal                                                                           Optional Call
Amount (000)   Description (1)                                                        Provisions (2)   Ratings (3)            Value
------------------------------------------------------------------------------------------------------------------------------------
               Pennsylvania (continued)

$        925   Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds,        6/08 at 102.00           AAA    $     943,722
                 Series 1997A, 5.125%, 8/01/27 - AMBAC Insured (ETM)

      13,000   State Public School Building Authority, Pennsylvania, Lease            6/13 at 100.00           AAA       14,185,600
                 Revenue Bonds, Philadelphia School District, Series 2003,
                 5.000%, 6/01/33 (Pre-refunded 6/01/13) - FSA Insured
------------------------------------------------------------------------------------------------------------------------------------
      18,925   Total Pennsylvania                                                                                      20,473,662
------------------------------------------------------------------------------------------------------------------------------------

               Puerto Rico - 0.5% (0.3% of Total Investments)

      10,000   Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue           No Opt. Call           AAA        1,397,900
                 Bonds, Series 2007A, 0.000%, 8/01/43 - MBIA Insured
------------------------------------------------------------------------------------------------------------------------------------

               South Carolina - 7.3% (4.7% of Total Investments)

       5,000   Florence County, South Carolina, Hospital Revenue Bonds, McLeod       11/14 at 100.00           AAA        5,189,400
                 Regional Medical Center, Series 2004A, 5.250%, 11/01/23 - FSA
                 Insured

               Greenville County School District, South Carolina, Installment
               Purchase Revenue Bonds, Series 2003:
       3,000     5.000%, 12/01/22                                                    12/13 at 100.00           AA-        3,067,290
       1,785     5.000%, 12/01/23                                                    12/13 at 100.00           AA-        1,818,861

       1,365   Myrtle Beach, South Carolina, Water and Sewerage System Revenue        3/13 at 100.00          Baa3(4)     1,507,602
                 Refunding Bonds, Series 2003, 5.375%, 3/01/19 (Pre-refunded
                 3/01/13) - FGIC Insured

       8,000   South Carolina Transportation Infrastructure Bank, Revenue Bonds,     10/12 at 100.00           Aaa        8,040,560
                 Series 2002A, 5.000%, 10/01/33 - AMBAC Insured
------------------------------------------------------------------------------------------------------------------------------------
      19,150   Total South Carolina                                                                                     19,623,713
------------------------------------------------------------------------------------------------------------------------------------

               Texas - 13.4% (8.6% of Total Investments)

       7,975   Fort Bend Independent School District, Fort Bend County, Texas,        8/10 at 100.00           AAA        8,118,630
                 General Obligation Bonds, Series 2000, 5.000%, 8/15/25

      12,500   Grand Prairie Independent School District, Dallas County, Texas,       2/13 at 100.00           AAA       13,658,125
                 General Obligation Bonds, Series 2003, 5.125%, 2/15/31
                 (Pre-refunded 2/15/13) - FSA Insured

       2,000   Houston, Texas, First Lien Combined Utility System Revenue Bonds,      5/14 at 100.00           AAA        2,077,460
                 Series 2004A, 5.250%, 5/15/25 - MBIA Insured

       5,515   Houston, Texas, General Obligation Refunding Bonds, Series 2002,       3/12 at 100.00           AAA        5,760,583
                 5.250%, 3/01/20 - MBIA Insured

         465   Katy Independent School District, Harris, Fort Bend and Waller         2/12 at 100.00           AAA          486,455
                 Counties, Texas, General Obligation Bonds, Series 2002A, 5.125%,
                 2/15/18

       5,385   Katy Independent School District, Harris, Fort Bend and Waller         2/12 at 100.00           AAA        5,808,638
                 Counties, Texas, General Obligation Bonds, Series 2002A, 5.125%,
                 2/15/18 (Pre-refunded 2/15/12)
------------------------------------------------------------------------------------------------------------------------------------
      33,840   Total Texas                                                                                              35,909,891
------------------------------------------------------------------------------------------------------------------------------------

               Virginia - 0.6% (0.4% of Total Investments)

       1,500   Hampton, Virginia, Revenue Bonds, Convention Center Project,           1/13 at 100.00           AAA        1,519,590
                 Series 2002, 5.125%, 1/15/28 - AMBAC Insured
------------------------------------------------------------------------------------------------------------------------------------

               Washington - 9.2% (5.9% of Total Investments)

       4,945   Broadway Office Properties, King County, Washington, Lease Revenue    12/12 at 100.00           AAA        5,017,593
                 Bonds, Washington Project, Series 2002, 5.000%, 12/01/31 - MBIA
                 Insured

       5,250   Chelan County Public Utility District 1, Washington, Hydro             7/12 at 100.00           AAA        5,333,843
                 Consolidated System Revenue Bonds, Series 2002C, 5.125%, 7/01/33 -
                 AMBAC Insured

       2,135   Kitsap County Consolidated Housing Authority, Washington, Revenue      7/13 at 100.00           Aaa        2,169,822
                 Bonds, Bremerton Government Center, Series 2003, 5.000%, 7/01/23 -
                 MBIA Insured

       1,935   Pierce County School District 343, Dieringer, Washington, General      6/13 at 100.00           Aa1        2,072,637
                 Obligation Refunding Bonds, Series 2003, 5.250%, 12/01/17 - FGIC
                 Insured

       9,670   Washington State, General Obligation Bonds, Series 2003D, 5.000%,      6/13 at 100.00           AAA       10,074,593
                 12/01/21 - MBIA Insured
------------------------------------------------------------------------------------------------------------------------------------
      23,935   Total Washington                                                                                          24,668,488
------------------------------------------------------------------------------------------------------------------------------------

-----
  72
-----

   Principal                                                                           Optional Call
Amount (000)   Description (1)                                                        Provisions (2)   Ratings (3)            Value
------------------------------------------------------------------------------------------------------------------------------------
               West Virginia - 1.2% (0.8% of Total Investments)

$      3,000   West Virginia State Building Commission, Lease Revenue Refunding         No Opt. Call           AAA    $   3,288,240
                 Bonds, Regional Jail and Corrections Facility, Series 1998A,
                 5.375%, 7/01/21 - AMBAC Insured
------------------------------------------------------------------------------------------------------------------------------------

               Wisconsin - 6.7% (4.3% of Total Investments)

       1,190   Sun Prairie Area School District, Dane County, Wisconsin, General      3/14 at 100.00           Aaa        1,297,243
                 Obligation Bonds, Series 2004C, 5.250%, 3/01/24 - FSA Insured

       4,605   Wisconsin Health and Educational Facilities Authority, Revenue         9/13 at 100.00          BBB+(4)     5,205,124
                 Bonds, Franciscan Sisters of Christian Charity Healthcare
                 Ministry, Series 2003A, 5.875%, 9/01/33 (Pre-refunded 9/01/13)

       3,000   Wisconsin Health and Educational Facilities Authority, Revenue           No Opt. Call            A1        3,376,050
                 Bonds, Meriter Hospital Inc., Series 1992A, 6.000%, 12/01/22 -
                 FGIC Insured

       3,600   Wisconsin Health and Educational Facilities Authority, Revenue         8/13 at 100.00            A-        3,048,048
                 Bonds, Wheaton Franciscan Services Inc., Series 2003A, 5.125%,
                 8/15/33

       4,750   Wisconsin Health and Educational Facilities Authority, Revenue         8/08 at 102.00           AAA        4,863,335
                 Refunding Bonds, Wausau Hospital Inc., Series 1998A, 5.125%,
                 8/15/20 - AMBAC Insured
------------------------------------------------------------------------------------------------------------------------------------
      17,145   Total Wisconsin                                                                                           17,789,800
------------------------------------------------------------------------------------------------------------------------------------
$    417,490   Total Investments (cost $404,151,934) - 156.0%                                                           416,189,241
============------------------------------------------------------------------------------------------------------------------------
               Floating Rate Obligations - (2.7)%                                                                        (7,305,000)
               ---------------------------------------------------------------------------------------------------------------------
               Other Assets Less Liabilities - 0.7%                                                                       1,923,504
               ---------------------------------------------------------------------------------------------------------------------
               Preferred Shares, at Liquidation Value - (54.0)% (5)                                                    (144,000,000)
               ---------------------------------------------------------------------------------------------------------------------
               Net Assets Applicable to Common Shares - 100%                                                          $ 266,807,745
               =====================================================================================================================

        As of April 30, 2008, at least 80% of the Fund's net assets (including net assets attributable to Preferred shares) are invested in municipal securities that are either covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance which ensures the timely payment of principal and interest. Up to 20% of the Fund's net assets (including net assets attributable to Preferred shares) may be invested in municipal securities that are (i) either backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities (also ensuring the timely payment of principal and interest), or (ii) rated, at the time of investment, within the four highest grades (Baa or BBB or better by Moody's, Standard & Poor's or Fitch) or unrated but judged to be of comparable quality by the Adviser.

  (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

  (2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

  (3) Ratings: Using the higher of Standard & Poor's Group ("Standard & Poor's") or Moody's Investor Service, Inc. ("Moody's") rating. Ratings below BBB by Standard & Poor's or Baa by Moody's are considered to be below investment grade.

        The Portfolio of Investments may reflect the ratings on certain bonds insured by AMBAC, CIFG, FGIC, MBIA and XLCA as of April 30, 2008. Please see the Portfolio Manager's Commentary for an expanded discussion of the affect on the Fund of changes to the ratings of certain bonds in the portfolio resulting from changes to the ratings of the underlying insurers both during the period and after period end.

  (4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

  (5) Preferred Shares, at Liquidation Value as a percentage of total investments is (34.6)%.

(ETM)   Escrowed to maturity.

 (IF)   Inverse floating rate investment.

 (UB) Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

                                 See accompanying notes to financial statements.

                                                                           -----
                                                                            73
                                                                           -----

| Statement of
| ASSETS & LIABILITIES

                                                      April 30, 2008 (Unaudited)

                                                                                                            Insured        Insured
                                          Insured          Insured         Premier           Insured       Dividend       Tax-Free
                                          Quality      Opportunity  Insured Income  Premium Income 2      Advantage      Advantage
                                            (NQI)            (NIO)           (NIF)             (NPX)          (NVG)          (NEA)
-----------------------------------------------------------------------------------------------------------------------------------
Assets
Investments, at value (cost
   $902,795,390, $1,872,430,928,
   $439,496,220, $816,031,531,
   $674,970,271 and $404,151,934,
   respectively)                    $ 913,124,801  $ 1,923,926,313  $  450,384,514  $    824,678,701  $ 696,625,735  $ 416,189,241
Cash                                    5,866,174       13,262,600       2,964,544         4,740,187      4,462,926        540,016
Receivables:
   Dividends and Interest              12,269,913       28,953,601       7,053,305        13,960,990      9,776,919      6,433,983
   Investments sold                            --               --         170,000            15,095             --             --
Other assets                               76,556          207,028          41,610            83,830         35,349         35,642
-----------------------------------------------------------------------------------------------------------------------------------
     Total assets                     931,337,444    1,966,349,542     460,613,973       843,478,803    710,900,929    423,198,882
-----------------------------------------------------------------------------------------------------------------------------------
Liabilities
Floating rate obligations              67,386,650      101,853,333      17,315,000        77,080,000     34,933,334      7,305,000
Payable for investments purchased              --               --       2,503,833                --             --      3,755,750
Accrued expenses:
   Management fees                        431,136          911,651         223,906           383,776        229,173        128,724
   Other                                  225,001          473,063         114,530           123,851        143,500         87,903
Common share dividends payable          1,943,386        4,028,681         892,374         1,702,740      1,653,120      1,058,156
Preferred share dividends payable         116,497          298,204          76,109            99,449         69,047         55,604
-----------------------------------------------------------------------------------------------------------------------------------
     Total liabilities                 70,102,670      107,564,932      21,125,752        79,389,816     37,028,174     12,391,137
-----------------------------------------------------------------------------------------------------------------------------------
Preferred shares, at liquidation
   value                              318,000,000      680,000,000     161,000,000       268,900,000    233,000,000    144,000,000
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common
   shares                           $ 543,234,774  $ 1,178,784,610  $  278,488,221  $    495,188,987  $ 440,872,755  $ 266,807,745
===================================================================================================================================
Common shares outstanding              38,295,278       81,138,036      19,419,608        37,353,512     29,813,300     18,525,698
===================================================================================================================================
Net asset value per Common share
   outstanding (net assets
   applicable to Common shares,
   divided by Common shares
   outstanding)                     $       14.19  $         14.53  $        14.34  $          13.26  $       14.79  $       14.40
===================================================================================================================================
Net assets applicable to Common
   shares consist of:
-----------------------------------------------------------------------------------------------------------------------------------
Common shares, $.01 par value
   per share                        $     382,953  $       811,380  $      194,196  $        373,535  $     298,133  $     185,257
Paid-in surplus                       534,535,198    1,128,874,275     269,465,714       491,941,462    423,568,038    261,680,633
Undistributed (Over-distribution
   of) net investment income             (322,583)        (279,726)       (509,420)       (1,303,000)      (747,456)      (627,872)
Accumulated net realized gain
   (loss) from investments
   and derivative transactions         (1,690,205)      (2,116,704)     (1,550,563)       (4,470,180)    (3,901,424)    (6,467,580)
Net unrealized appreciation
   (depreciation) of investments
   and derivative transactions         10,329,411       51,495,385      10,888,294         8,647,170     21,655,464     12,037,307
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common
   shares                           $ 543,234,774  $ 1,178,784,610  $  278,488,221  $    495,188,987  $ 440,872,755  $ 266,807,745
===================================================================================================================================
Authorized shares:
   Common                             200,000,000      200,000,000     200,000,000         Unlimited      Unlimited      Unlimited
   Preferred                            1,000,000        1,000,000       1,000,000         Unlimited      Unlimited      Unlimited
===================================================================================================================================

                                 See accompanying notes to financial statements.

-----
  74
-----

| Statement of
| OPERATIONS

                                     Six Months Ended April 30, 2008 (Unaudited)

                                                                                                            Insured        Insured
                                          Insured          Insured         Premier           Insured       Dividend       Tax-Free
                                          Quality      Opportunity  Insured Income  Premium Income 2      Advantage      Advantage
                                            (NQI)            (NIO)           (NIF)             (NPX)          (NVG)          (NEA)
-----------------------------------------------------------------------------------------------------------------------------------
Investment Income                   $  23,256,852    $  47,976,847  $   11,222,346  $     20,503,941   $ 17,055,166   $  9,867,223
-----------------------------------------------------------------------------------------------------------------------------------

Expenses
Management fees                         2,651,973        5,587,348       1,374,748         2,351,445      2,074,161      1,279,561
Preferred shares - auction fees           395,328          845,355         200,151           334,289        289,658        179,017
Preferred shares - dividend
   disbursing agent fees                   24,790           34,804          14,879            24,838         14,877          9,954
Shareholders' servicing agent fees
   and expenses                            35,646           57,407          14,360            20,707          3,558          1,949
Interest expense on floating
   rate obligations                       834,119        1,267,295         207,058         1,254,647        384,559         25,183
Custodian's fees and expenses              77,400          144,914          40,304            64,349         65,093         29,166
Directors'/Trustees' fees and
   expenses                                 8,822           17,873           4,267             7,675          6,430          3,685
Professional fees                          25,270           47,004          15,307            15,113         19,823         13,847
Shareholders' reports - printing
   and mailing expenses                    45,466           97,503          24,921            46,486         37,431         22,537
Stock exchange listing fees                 6,644           14,061           4,658             6,473          1,818          1,129
Investor relations expense                 54,116          114,256          27,974            48,494         41,637         25,070
Portfolio insurance expense                    --            7,207              --                --             --             --
Other expenses                             22,974           35,550          16,764            15,657         13,246         10,449
-----------------------------------------------------------------------------------------------------------------------------------
Total expenses before custodian
   fee credit and expense
   reimbursement                        4,182,548        8,270,577       1,945,391         4,190,173      2,952,291      1,601,547
   Custodian fee credit                   (45,959)         (86,681)        (41,028)          (53,093)       (60,988)       (10,172)
   Expense reimbursement                       --               --              --                --       (817,139)      (521,290)
-----------------------------------------------------------------------------------------------------------------------------------
Net expenses                            4,136,589        8,183,896       1,904,363         4,137,080      2,074,164      1,070,085
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income                  19,120,263       39,792,951       9,317,983        16,366,861     14,981,002      8,797,138
-----------------------------------------------------------------------------------------------------------------------------------

Realized and Unrealized Gain
   (Loss)
Net realized gain (loss) from:
   Investments                           (958,619)      (2,112,458)       (948,301)       (4,179,470)      (751,103)       311,689
   Forward swaps                               --               --              --             5,200             --             --
Change in net unrealized
   appreciation (depreciation) of:
   Investments                        (25,270,916)     (38,449,526)    (10,243,788)      (13,524,182)    (8,844,977)    (5,809,757)
   Forward swaps                               --               --              --          (165,919)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
   gain (loss)                        (26,229,535)     (40,561,984)    (11,192,089)      (17,864,371)    (9,596,080)    (5,498,068)
-----------------------------------------------------------------------------------------------------------------------------------

Distributions to Preferred
   Shareholders
From net investment income             (5,712,941)     (12,291,491)     (2,862,526)       (4,792,076)    (4,208,663)    (2,359,823)
From accumulated net realized
   gains                                       --          (61,352)             --                --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable
   to Common shares from
   distributions to Preferred
   shareholders                        (5,712,941)     (12,352,843)     (2,862,526)       (4,792,076)    (4,208,663)    (2,359,823)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
   assets applicable to Common
   shares from operations           $ (12,822,213)   $ (13,121,876) $   (4,736,632) $     (6,289,586)  $  1,176,259   $    939,247
===================================================================================================================================

                                 See accompanying notes to financial statements.

                                                                           -----
                                                                            75
                                                                           -----

| Statement of
| CHANGES in NET ASSETS (Unaudited)

                                                                     Insured Quality (NQI)            Insured Opportunity (NIO)
                                                                -------------------------------  ----------------------------------
                                                                    Six Months            Year        Six Months              Year
                                                                         Ended           Ended             Ended             Ended
                                                                       4/30/08        10/31/07           4/30/08          10/31/07
-----------------------------------------------------------------------------------------------------------------------------------
Operations
Net investment income                                           $   19,120,263   $  37,781,613   $    39,792,951   $    79,137,275
Net realized gain (loss) from:
   Investments                                                        (958,619)        402,678        (2,112,458)          213,800
   Forward swaps                                                            --              --                --                --
Change in net unrealized appreciation (depreciation) of:
   Investments                                                     (25,270,916)    (19,111,081)      (38,449,526)      (36,626,210)
   Forward swaps                                                            --              --                --                --
Distributions to Preferred Shareholders:
   From net investment income                                       (5,712,941)    (11,240,731)      (12,291,491)      (23,971,401)
   From accumulated net realized gains                                      --              --           (61,352)         (491,009)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets applicable to Common
   shares from operations                                          (12,822,213)      7,832,479       (13,121,876)       18,262,455
-----------------------------------------------------------------------------------------------------------------------------------

Distributions to Common Shareholders
From net investment income                                         (13,901,189)    (27,802,379)      (28,236,036)      (59,595,899)
From accumulated net realized gains                                         --              --          (154,162)       (1,541,606)
-----------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to Common shares from
   distributions to Common shareholders                            (13,901,189)    (27,802,379)      (28,390,198)      (61,137,505)
-----------------------------------------------------------------------------------------------------------------------------------

Capital Share Transactions
Net proceeds from Common shares issued to shareholders due to
   reinvestment of distributions                                            --              --                --                --
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets applicable to Common
   shares from capital share transactions                                   --              --                --                --
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets applicable to Common
   shares                                                          (26,723,402)    (19,969,900)      (41,512,074)      (42,875,050)
Net assets applicable to Common shares at the beginning of
   period                                                          569,958,176     589,928,076     1,220,296,684     1,263,171,734
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares at the end of period     $  543,234,774   $ 569,958,176   $ 1,178,784,610   $ 1,220,296,684
===================================================================================================================================
Undistributed (Over-distribution of) net investment income at
   the end of period                                            $     (322,583)  $     171,284   $      (279,726)  $       454,850
===================================================================================================================================

                                 See accompanying notes to financial statements.

-----
  76
-----

                                                                       Premier Insured                    Insured Premium
                                                                         Income (NIF)                      Income 2 (NPX)
                                                                -------------------------------  ----------------------------------
                                                                    Six Months            Year        Six Months              Year
                                                                         Ended           Ended             Ended             Ended
                                                                       4/30/08        10/31/07           4/30/08          10/31/07
-----------------------------------------------------------------------------------------------------------------------------------
Operations
Net investment income                                           $    9,317,983   $  18,776,763   $    16,366,861   $    32,219,139
Net realized gain (loss) from:
   Investments                                                        (948,301)       (437,572)       (4,179,470)          670,365
   Forward swaps                                                            --              --             5,200                --
Change in net unrealized appreciation (depreciation) of:
   Investments                                                     (10,243,788)     (8,470,828)      (13,524,182)      (15,396,052)
   Forward swaps                                                            --              --          (165,919)          165,919
Distributions to Preferred Shareholders:
   From net investment income                                       (2,862,526)     (5,720,025)       (4,792,076)       (9,604,218)
   From accumulated net realized gains                                      --              --                --                --
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets applicable to Common
   shares from operations                                           (4,736,632)      4,148,338        (6,289,586)        8,055,153
-----------------------------------------------------------------------------------------------------------------------------------

Distributions to Common Shareholders
From net investment income                                          (6,175,437)    (13,749,084)      (11,542,236)      (24,018,307)
From accumulated net realized gains                                         --              --                --                --
-----------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to Common shares from
   distributions to Common shareholders                             (6,175,437)    (13,749,084)      (11,542,236)      (24,018,307)
-----------------------------------------------------------------------------------------------------------------------------------

Capital Share Transactions
Net proceeds from Common shares issued to shareholders due to
   reinvestment of distributions                                            --              --                --                --
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets applicable to Common
   shares from capital share transactions                                   --              --                --                --
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets applicable to Common
   shares                                                          (10,912,069)     (9,600,746)      (17,831,822)      (15,963,154)
Net assets applicable to Common shares at the beginning of
   period                                                          289,400,290     299,001,036       513,020,809       528,983,963
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares at the end of period     $  278,488,221   $ 289,400,290   $   495,188,987   $   513,020,809
===================================================================================================================================
Undistributed (Over-distribution of) net investment income at
   the end of period                                            $     (509,420)  $    (789,440)  $    (1,303,000)  $    (1,335,549)
===================================================================================================================================

                                 See accompanying notes to financial statements.

                                                                           -----
                                                                            77
                                                                           -----

| Statement of
| CHANGES in NET ASSETS (continued) (Unaudited)

                                                                        Insured Dividend                 Insured Tax-Free
                                                                         Advantage (NVG)                  Advantage (NEA)
                                                                -------------------------------  ----------------------------------
                                                                    Six Months            Year        Six Months              Year
                                                                         Ended           Ended             Ended             Ended
                                                                       4/30/08        10/31/07           4/30/08          10/31/07
-----------------------------------------------------------------------------------------------------------------------------------
Operations
Net investment income                                           $   14,981,002   $  29,786,960   $     8,797,138   $    17,879,592
Net realized gain (loss) from:
   Investments                                                        (751,103)      1,658,186           311,689           683,061
   Forward swaps                                                            --              --                --                --
Change in net unrealized appreciation (depreciation) of:
   Investments                                                      (8,844,977)    (12,888,832)       (5,809,757)       (4,723,249)
   Forward swaps                                                            --              --                --                --
Distributions to Preferred Shareholders:
   From net investment income                                       (4,208,663)     (8,411,541)       (2,359,823)       (4,960,330)
   From accumulated net realized gains                                      --              --                --                --
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets applicable to Common
   shares from operations                                            1,176,259      10,144,773           939,247         8,879,074
-----------------------------------------------------------------------------------------------------------------------------------

Distributions to Common Shareholders
From net investment income                                         (10,285,588)    (22,283,514)       (6,557,591)      (13,111,078)
From accumulated net realized gains                                         --              --                --                --
-----------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to Common shares from
   distributions to Common shareholders                            (10,285,588)    (22,283,514)       (6,557,591)      (13,111,078)
-----------------------------------------------------------------------------------------------------------------------------------

Capital Share Transactions
Net proceeds from Common shares issued to shareholders due to
   reinvestment of distributions                                            --          84,005            34,771           117,345
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets applicable to Common
   shares from capital share transactions                                   --          84,005            34,771           117,345
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets applicable to Common
   shares                                                           (9,109,329)    (12,054,736)       (5,583,573)       (4,114,659)
Net assets applicable to Common shares at the beginning of
   period                                                          449,982,084     462,036,820       272,391,318       276,505,977
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares at the end of period     $  440,872,755   $ 449,982,084   $   266,807,745   $   272,391,318
===================================================================================================================================
Undistributed (Over-distribution of) net investment income at
   the end of period                                            $     (747,456)  $  (1,234,207)  $      (627,872)  $      (507,596)
===================================================================================================================================

                                 See accompanying notes to financial statements.
-----
  78
-----

| Statement of
| CASH FLOWS

                                    Six Months Ended April 30, 2008 (Unaudited)

                                                                                                         Insured            Insured
                                                                                                         Quality   Premium Income 2
                                                                                                           (NQI)              (NPX)
------------------------------------------------------------------------------------------------------------------------------------
Cash Flows from Operating Activities:
Net Increase (Decrease) in Net Assets Applicable to Common shares from Operations                $   (12,822,213)  $     (6,289,586)
Adjustments to reconcile the net increase (decrease) in net assets applicable to Common shares from operations to net cash
   provided by (used in) operating activities:
   Purchases of investments                                                                          (34,198,240)       (37,573,275)
   Proceeds from sales of investments                                                                 52,372,489         75,678,518
   Proceeds from (Purchases of) short-term investments, net                                           (6,320,000)        (8,415,000)
   Cash settlement of forward swaps                                                                           --              5,200
   Amortization / (Accretion) of premiums and discounts, net                                            (943,025)           253,743
   (Increase) Decrease in receivable for dividends and interest                                           25,672           (111,630)
   (Increase) Decrease in receivable for investments sold                                              3,970,000             35,032
   (Increase) Decrease in other assets                                                                    23,969             (5,035)
   Increase (Decrease) in accrued management fees                                                        (28,017)           (21,816)
   Increase (Decrease) in accrued other liabilities                                                      (36,066)          (195,505)
   Increase (Decrease) in Preferred shares dividends payable                                               3,264              6,731
   Net realized (gain) loss from investments                                                             958,619          4,179,470
   Net realized (gain) loss from forward swaps                                                                --             (5,200)
   Change in net unrealized (appreciation) depreciation of investments                                25,270,916         13,524,182
   Change in net unrealized (appreciation) depreciation of forward swaps                                      --            165,919
------------------------------------------------------------------------------------------------------------------------------------
   Net cash provided by (used in) operating activities                                                28,277,368         41,231,748
------------------------------------------------------------------------------------------------------------------------------------

Cash Flows from Financing Activities:
Increase (Decrease) in floating rate obligations                                                      (8,200,000)       (25,240,000)
Increase (Decrease) in cash overdraft balances                                                          (326,001)                --
Cash distributions paid to Common shareholders                                                       (13,885,193)       (11,540,049)
------------------------------------------------------------------------------------------------------------------------------------
   Net cash provided by (used in) financing activities                                               (22,411,194)       (36,780,049)
------------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Cash                                                                        5,866,174          4,451,699
Cash at the beginning of period                                                                               --            288,488
------------------------------------------------------------------------------------------------------------------------------------
Cash at the End of Period                                                                        $     5,866,174   $      4,740,187
====================================================================================================================================

Supplemental Disclosure of Cash Flow Information

Cash paid for interest on floating rate obligations was $834,119 and $1,254,647 for Insured Quality (NQI) and Insured Premium Income 2 (NPX), respectively.

                                 See accompanying notes to financial statements.

                                                                           -----
                                                                            79
                                                                           -----

| Notes to
| FINANCIAL STATEMENTS (Unaudited)

1. General Information and Significant Accounting Policies

The funds covered in this report and their corresponding Common share stock exchange symbols are Nuveen Insured Quality Municipal Fund, Inc. (NQI), Nuveen Insured Municipal Opportunity Fund, Inc. (NIO), Nuveen Premier Insured Municipal Income Fund, Inc. (NIF), Nuveen Insured Premium Income Municipal Fund 2 (NPX), Nuveen Insured Dividend Advantage Municipal Fund (NVG) and Nuveen Insured Tax-Free Advantage Municipal Fund (NEA) (collectively, the "Funds"). Common shares of Insured Quality (NQI), Insured Opportunity (NIO), Premier Insured Income (NIF) and Insured Premium Income 2 (NPX) are traded on the New York Stock Exchange while Common shares of Insured Dividend Advantage (NVG) and Insured Tax-Free Advantage (NEA) are traded on the American Stock Exchange. The Funds are registered under the Investment Company Act of 1940, as amended, as closed-end, diversified management investment companies.

Each Fund seeks to provide current income exempt from regular federal income tax, and in the case of Insured Tax-Free Advantage (NEA) the alternative minimum tax applicable to individuals, by investing primarily in a diversified portfolio of municipal obligations issued by state and local government authorities or certain U.S. territories.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with U.S. generally accepted accounting principles.

Investment Valuation

The prices of municipal bonds in each Fund's investment portfolio are provided by a pricing service approved by the Fund's Board of Directors/Trustees. When market price quotes are not readily available (which is usually the case for municipal securities), the pricing service may establish fair value based on yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, indications of value from securities dealers, evaluations of anticipated cash flows or collateral and general market conditions. Prices of forward swap contracts are also provided by an independent pricing service approved by each Fund's Board of Directors/Trustees. If the pricing service is unable to supply a price for a municipal bond or forward swap contract, each Fund may use market quotes provided by major broker/dealers in such investments. If it is determined that the market price for an investment or derivative instrument is unavailable or inappropriate, the Board of Directors/Trustees of the Funds, or its designee, may establish fair value in accordance with procedures established in good faith by the Board of Directors/Trustees. Temporary investments in securities that have variable rate and demand features qualifying them as short-term investments are valued at amortized cost, which approximates market value.

Investment Transactions

Investment transactions are recorded on a trade date basis. Realized gains and losses from transactions are determined on the specific identification method. Investments purchased on a when-issued/delayed delivery basis may have extended settlement periods. Any investments so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets with a current value at least equal to the amount of the when-issued/delayed delivery purchase commitments. At April 30, 2008, there were no such outstanding purchase commitments in any of the Funds.

Investment Income

Interest income, which includes the amortization of premiums and accretion of discounts for financial reporting purposes, is recorded on an accrual basis. Interest income also includes paydown gains and losses, if any. Dividend income, if any, is recorded on the ex-dividend date.

Federal Income Taxes

Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required. Furthermore, each Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from

-----
  80
-----
regular federal and applicable state income taxes, if any, and in the case of Insured Tax-Free Advantage (NEA) the alternative minimum tax applicable to individuals, to retain such tax-exempt status when distributed to shareholders of the Funds. Net realized capital gains and ordinary income distributions paid by the Funds are subject to federal taxation.

Effective April 30, 2008, the Funds adopted Financial Accounting Standards Board
(FASB) Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN
48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether it is "more-likely-than-not" (i.e., a greater than 50-percent likelihood) of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold may result in a tax benefit or expense in the current year.

Implementation of FIN 48 required management of the Funds to analyze all open tax years, as defined by the statute of limitations, for all major jurisdictions, which includes federal and certain states. Open tax years are those that are open for examination by taxing authorities (i.e., generally the last four tax year ends and the interim tax period since then). The Funds have no examinations in progress.

For all open tax years and all major taxing jurisdictions through the end of the reporting period, management of the Funds has reviewed all tax positions taken or expected to be taken in the preparation of the Funds' tax returns and concluded the adoption of FIN 48 resulted in no impact to the Funds' net assets or results of operations as of and during the six months ended April 30, 2008.

The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Dividends and Distributions to Common Shareholders

Dividends from tax-exempt net investment income are declared monthly. Net realized capital gains and/or market discount from investment transactions, if any, are distributed to shareholders at least annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to Common shareholders of tax-exempt net investment income, net realized capital gains and/or market discount, if any, are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles.

Preferred Shares

The Funds have issued and outstanding Preferred shares, $25,000 stated value per share, as a means of effecting financial leverage. Each Fund's Preferred shares are issued in more than one Series. The dividend rate paid by the Funds on each Series is determined every seven days, pursuant to a dutch auction process overseen by the auction agent, and is payable at the end of each rate period. The number of Preferred shares outstanding, by Series and in total, for each Fund is as follows:

                                                 Premier    Insured     Insured     Insured
                         Insured       Insured   Insured    Premium    Dividend    Tax-Free
                         Quality   Opportunity    Income   Income 2   Advantage   Advantage
                            (NQI)         (NIO)     (NIF)      (NPX)       (NVG)       (NEA)
--------------------------------------------------------------------------------------------
Number of shares:
   Series M                2,600         4,000        --      2,080       3,160          --
   Series T                2,600         4,000        --      2,200       3,080       2,880
   Series W                2,600         4,000       840      2,080          --       2,880
   Series W2                  --         3,200        --         --          --          --
   Series TH               2,320         4,000     2,800      2,200       3,080          --
   Series TH2                 --         4,000        --         --          --          --
   Series F                2,600         4,000     2,800      2,196          --          --
--------------------------------------------------------------------------------------------
Total                     12,720        27,200     6,440     10,756       9,320       5,760
============================================================================================

Beginning in February 2008, more shares for sale were submitted in the regularly scheduled auctions for the Preferred shares issued by the Funds than there were offers to buy. This meant that these auctions "failed to clear," and that many Preferred shareholders who wanted to sell their shares in these auctions were unable to do so. Preferred shareholders unable to sell their shares received distributions at the "maximum rate" applicable to failed auctions as calculated in accordance with the pre-established terms of the Preferred shares.

                                                                           -----
                                                                            81
                                                                           -----

| Notes to
| FINANCIAL STATEMENTS (continued) (Unaudited)

These developments generally do not affect the management or investment policies of the Funds. However, one implication of these auction failures for Common shareholders is that the Funds' cost of leverage will likely be higher, at least temporarily, than it otherwise would have been had the auctions continued to be successful. As a result, the Funds' future Common share earnings may be lower than they otherwise would have been.

Insurance

During the six months ended April 30, 2008, Insured Quality (NQI), Insured Opportunity (NIO), Premier Insured Income (NIF) and Insured Premium Income 2
(NPX) invested primarily in municipal securities which are either covered by insurance or are backed by an escrow or trust account containing sufficient U.S. Government or U.S. Government agency securities, both of which ensure the timely payment of principal and interest.

During the six months ended April 30, 2008, Insured Dividend Advantage (NVG) and Insured Tax-Free Advantage (NEA) primarily invested at least 80% of their net assets (including net assets attributable to Preferred shares) in municipal securities that were covered by insurance. Each Fund may have also invested up to 20% of its net assets (including net assets attributable to Preferred shares) in municipal securities which are either (i) backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, or
(ii) rated, at the time of investment, within the four highest grades (Baa or BBB or better by Moody's, Standard & Poor's or unrated but judged to be of comparable quality by Nuveen Asset Management ("the Adviser"), a wholly owned subsidiary of Nuveen Investments, Inc. ("Nuveen").

On March 20, 2008, the Funds' Board of Directors/Trustees authorized the adoption of certain changes to each Fund's investment policies. Such changes mandate that under normal circumstances, each Fund must invest at least 80% of its net assets (including net assets attributable to Preferred shares) in municipal securities which are either covered by insurance or backed by an escrow or trust account containing sufficient U.S. Government or U.S. Government agency securities, both of which ensure the timely payment of principal and interest. For purposes of this 80% test, insurers must have a claims paying ability rated at least "A" at the time of purchase. In addition, each Fund must invest at least 80% of its net assets (including net assets attributable to Preferred shares) in municipal securities that are rated at least "AA" at the time of purchase. Each Fund may also invest up to 20% of its net assets (including net assets attributable to Preferred shares) in municipal securities rated below "AA" (based on the higher rating of the insurer, if any, or the underlying bond) or are unrated but judged to be of comparable quality by the Adviser.

Effective March 20, 2008, the foregoing policy changes were implemented in Insured Dividend Advantage (NVG) and Insured Tax-Free Advantage (NEA).

Effective March 20, 2008, Insured Quality (NQI), Insured Opportunity (NIO) and Premier Insured Income (NIF) may invest in insured municipal bonds with an insurer rated at least "A" at the time of purchase. The remaining foregoing changes will be implemented pending shareholder approval.

The foregoing policy changes will be implemented in Insured Premium Income 2
(NPX) pending shareholder approval.

Each insured municipal security is covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance. Such insurance does not guarantee the market value of the municipal securities or the value of the Funds' Common shares. Original Issue Insurance and Secondary Market Insurance remain in effect as long as the municipal securities covered thereby remain outstanding and the insurer remains in business, regardless of whether the Funds ultimately dispose of such municipal securities. Consequently, the market value of the municipal securities covered by Original Issue Insurance or Secondary Market Insurance may reflect value attributable to the insurance. Portfolio Insurance, in contrast, is effective only while the municipal securities are held by the Funds. Accordingly, neither the prices used in determining the market value of the underlying municipal securities nor the Common share net asset value of the Funds include value, if any, attributable to the Portfolio Insurance. Each policy of the Portfolio Insurance does, however, give the Funds the right to obtain permanent insurance with respect to the municipal security covered by the Portfolio Insurance policy at the time of its sale.

-----
  82
-----

Inverse Floating Rate Securities

Each Fund is authorized to invest in inverse floating rate securities. An inverse floating rate security is created by depositing a municipal bond, typically with a fixed interest rate, into a special purpose trust created by a broker-dealer. In turn, this trust (a) issues floating rate certificates, in face amounts equal to some fraction of the deposited bond's par amount or market value, that typically pay short-term tax-exempt interest rates to third parties, and (b) issues to a long-term investor (such as one of the Funds) an inverse floating rate certificate (sometimes referred to as an "inverse floater") that represents all remaining or residual interest in the trust. The income received by the inverse floater holder varies inversely with the short-term rate paid to the floating rate certificates' holders, and in most circumstances the inverse floater holder bears substantially all of the underlying bond's downside investment risk and also benefits disproportionately from any potential appreciation of the underlying bond's value. The price of an inverse floating rate security will be more volatile than that of the underlying bond because the interest rate is dependent on not only the fixed coupon rate of the underlying bond but also on the short-term interest paid on the floating rate certificates, and because the inverse floating rate security essentially bears the risk of loss of the greater face value of the underlying bond.

A Fund may purchase an inverse floating rate security in a secondary market transaction without first owning the underlying bond (referred to as an "externally-deposited inverse floater"), or instead by first selling a fixed-rate bond to a broker-dealer for deposit into the special purpose trust and receiving in turn the residual interest in the trust (referred to as a "self-deposited inverse floater"). A Fund may also enter into shortfall and forbearance agreements (sometimes referred to as a "recourse trust" or "credit recovery swap") with a broker-dealer by which a Fund agrees to reimburse the broker-dealer, in certain circumstances, for the difference between the liquidation value of the fixed-rate bond held by the trust and the liquidation value of the floating rate certificates, as well as any shortfalls in interest cash flows. The inverse floater held by a Fund gives the Fund the right (a) to cause the holders of the floating rate certificates to tender their notes at par, and (b) to have the broker transfer the fixed-rate bond held by the trust to the Fund, thereby collapsing the trust. An investment in an externally-deposited inverse floater is identified in the Portfolio of Investments as an "Inverse floating rate investment". An investment in a self-deposited inverse floater, recourse trust or credit recovery swap is accounted for as a financing transaction in accordance with Statement of Financial Accounting Standards (SFAS) No. 140 "Accounting for Transfers and Servicing of Financial Assets and Extinguishment of Liabilities". In such instances, a fixed-rate bond deposited into a special purpose trust is identified in the Portfolio of Investments as an "Underlying bond of an inverse floating rate trust", with the Fund accounting for the short-term floating rate certificates issued by the trust as "Floating rate obligations" on the Statement of Assets and Liabilities. In addition, the Fund reflects in Investment Income the entire earnings of the underlying bond and accounts for the related interest paid to the holders of the short-term floating rate certificates as "Interest expense on floating rate obligations" in the Statement of Operations.

During the six months ended April 30, 2008, each Fund invested in externally deposited inverse floaters and/or self-deposited inverse floaters.

The average floating rate obligations outstanding and average annual interest rate and fees related to self-deposited inverse floaters during the six months ended April 30, 2008, were as follows:

                                                                           Premier        Insured        Insured       Insured
                                             Insured        Insured        Insured        Premium       Dividend      Tax-Free
                                             Quality    Opportunity         Income       Income 2      Advantage     Advantage
                                                (NQI)          (NIO)          (NIF)          (NPX)          (NVG)         (NEA)
-------------------------------------------------------------------------------------------------------------------------------
Average floating rate obligations        $57,368,931    $87,314,872    $14,268,846    $85,262,158    $26,859,296    $1,766,538
Average annual interest rate and fees           2.92%          2.92%          2.92%          2.96%          2.88%         2.87%
===============================================================================================================================

Forward Swap Transactions

Each Fund is authorized to invest in forward interest rate swap transactions. Each Fund's use of forward interest rate swap transactions is intended to help the Fund manage its overall interest rate sensitivity, either shorter or longer, generally to more closely align the Fund's interest rate sensitivity with that of the broader municipal market. Forward interest rate swap transactions involve each Fund's agreement with a counterparty to pay, in the future, a fixed or variable rate payment in exchange for the counterparty paying the Fund a variable or fixed rate payment, the accruals for which would begin at a specified date in the future (the "effective date"). The amount of the payment obligation is based on the notional amount of the forward swap contract and the termination date of the swap (which is akin to a bond's maturity). The value of the Fund's swap commitment would increase or decrease based primarily on the extent to which long-term interest rates for bonds having a maturity of the swap's termination date increases or decreases. The Funds may terminate a swap contract prior to the effective date, at which point a realized gain or loss is recognized. When a forward swap is terminated, it ordinarily does not involve the delivery of securities or other underlying assets or principal, but rather is settled in cash on a net basis. Each Fund intends, but is not obligated, to terminate its forward swaps before the effective date. Accordingly, the risk of loss with respect to the swap counterparty on such transactions is limited to the credit risk associated with a counterparty failing to honor its commitment to pay any realized gain to the Fund upon termination. To reduce such credit risk, all counterparties are required to pledge collateral daily (based on the daily valuation of

                                                                           -----
                                                                            83
                                                                           -----

| Notes to
| FINANCIAL STATEMENTS (continued) (Unaudited)

each swap) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when any of the Funds have an unrealized loss on a swap contract, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate, either up or down, by at least the predetermined threshold amount. Insured Premium Income 2 (NPX) was the only Fund to invest in forward interest rate swap transactions during the six months ended April 30, 2008.

Zero Coupon Securities

Each Fund is authorized to invest in zero coupon securities. A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Tax-exempt income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. Such securities are included in the Portfolios of Investments with a 0.000% coupon rate in their description. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.

Custodian Fee Credit

Each Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by net credits earned on each Fund's cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments. Credits for cash balances may be offset by charges for any days on which a Fund overdraws its account at the custodian bank.

Indemnifications

Under the Funds' organizational documents, their Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets applicable to Common shares from operations during the reporting period. Actual results may differ from those estimates.

2. Fund Shares

Transactions in Common shares were as follows:

                                              Insured                  Insured               Premier Insured
                                           Quality (NQI)          Opportunity (NIO)           Income (NIF)
                                       ----------------------  -----------------------   -----------------------
                                       Six Months       Year   Six Months         Year    Six Months       Year
                                            Ended      Ended        Ended        Ended         Ended      Ended
                                          4/30/08   10/31/07      4/30/08     10/31/07       4/30/08   10/31/07
----------------------------------------------------------------------------------------------------------------
Common shares issued to shareholders
   due to reinvestment of
   distributions                               --         --           --           --            --         --
================================================================================================================

-----
  84
-----

                                                     Insured                        Insured                       Insured
                                              Premium Income 2 (NPX)        Dividend Advantage (NVG)      Tax-Free Advantage (NEA)
                                           ----------------------------    -------------------------     --------------------------
                                           Six Months             Year     Six Months           Year     Six Months           Year
                                                Ended            Ended          Ended          Ended          Ended          Ended
                                              4/30/08         10/31/07        4/30/08       10/31/07        4/30/08       10/31/07
-----------------------------------------------------------------------------------------------------------------------------------
Common shares issued to shareholders
   due to reinvestment of distributions            --               --             --          5,478          2,433          7,983
===================================================================================================================================

3. Investment Transactions

Purchases and sales (including maturities but excluding short-term investments and derivative transactions) during the six months ended April 30, 2008, were as follows:

                                                                              Premier        Insured        Insured        Insured
                                              Insured          Insured        Insured        Premium       Dividend       Tax-Free
                                              Quality      Opportunity         Income       Income 2      Advantage      Advantage
                                                (NQI)            (NIO)          (NIF)          (NPX)          (NVG)          (NEA)
-----------------------------------------------------------------------------------------------------------------------------------
Purchases                                 $34,198,240     $ 77,072,223    $16,053,254    $37,573,275    $28,119,137    $13,962,680
Sales and maturities                       52,372,489      106,744,715     16,446,743     75,678,518     32,969,310     10,930,910
===================================================================================================================================

4. Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to SFAS No. 140. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset values of the Funds.

At April 30, 2008, the cost of investments was as follows:

                                                                              Premier        Insured        Insured        Insured
                                              Insured          Insured        Insured        Premium       Dividend       Tax-Free
                                              Quality      Opportunity         Income       Income 2      Advantage      Advantage
                                                (NQI)            (NIO)          (NIF)          (NPX)          (NVG)          (NEA)
-----------------------------------------------------------------------------------------------------------------------------------
Cost of investments                      $834,819,278   $1,768,565,896   $422,088,637   $739,036,965   $639,847,305   $396,790,589
===================================================================================================================================

Gross unrealized appreciation and gross unrealized depreciation of investments at April 30, 2008, were as follows:

                                                                              Premier        Insured        Insured        Insured
                                              Insured          Insured        Insured        Premium       Dividend       Tax-Free
                                              Quality      Opportunity         Income       Income 2      Advantage      Advantage
                                                (NQI)            (NIO)          (NIF)          (NPX)          (NVG)          (NEA)
-----------------------------------------------------------------------------------------------------------------------------------
Gross unrealized:
   Appreciation                          $ 27,610,836     $ 77,896,401    $16,853,781   $ 20,950,147    $28,878,384    $15,358,203
   Depreciation                           (16,697,418)     (24,393,769)    (5,874,714)   (12,236,562)    (7,035,132)    (3,264,761)
-----------------------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation
  (depreciation) of investments          $ 10,913,418     $ 53,502,632    $10,979,067   $  8,713,585    $21,843,252    $12,093,442
===================================================================================================================================

The tax components of undistributed net tax-exempt income, net ordinary income and net long-term capital gains at October 31, 2007, the Funds' last tax year end, were as follows:

                                                                              Premier        Insured        Insured        Insured
                                              Insured          Insured        Insured        Premium       Dividend       Tax-Free
                                              Quality      Opportunity         Income       Income 2      Advantage      Advantage
                                                (NQI)            (NIO)          (NIF)          (NPX)          (NVG)          (NEA)
-----------------------------------------------------------------------------------------------------------------------------------
Undistributed net tax-exempt income *      $2,071,769       $3,582,375       $232,517       $627,351       $364,579       $585,550
Undistributed net ordinary income **               --               --             --             --             --             --
Undistributed net long-term capital
  gains                                            --          211,268             --             --             --             --
===================================================================================================================================

* Undistributed net tax-exempt income (on a tax basis) has not been reduced for the dividend declared on October 1, 2007, paid on November 1, 2007.

** Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

                                                                           -----
                                                                            85
                                                                           -----

| Notes to
| FINANCIAL STATEMENTS (continued) (Unaudited)

The tax character of distributions paid during the Funds' last tax year ended October 31, 2007, was designated for purposes of the dividends paid deduction as follows:

                                                                                 Premier       Insured       Insured       Insured
                                                     Insured       Insured       Insured       Premium      Dividend      Tax-Free
                                                     Quality   Opportunity        Income      Income 2     Advantage     Advantage
                                                       (NQI)         (NIO)         (NIF)         (NPX)         (NVG)         (NEA)
-----------------------------------------------------------------------------------------------------------------------------------
Distributions from net tax-exempt income         $39,047,625   $83,864,627   $19,606,912   $33,728,035   $30,917,881   $18,104,469
Distributions from net ordinary income**                  --            --            --            --            --            --
Distributions from net long-term capital gains            --     2,032,615            --            --            --            --
===================================================================================================================================

** Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

At October 31, 2007, the Funds' last tax year end, the following Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforwards will expire as follows:

                                                                                 Premium       Insured       Insured       Insured
                                                                   Insured       Insured       Premium      Dividend      Tax-Free
                                                                   Quality        Income      Income 2     Advantage     Advantage
                                                                     (NQI)         (NIF)         (NPX)         (NVG)         (NEA)
-----------------------------------------------------------------------------------------------------------------------------------
Expiration:
   October 31, 2008                                               $     --      $     --      $295,910    $       --    $       --
   October 31, 2009                                                     --            --            --            --            --
   October 31, 2010                                                     --            --            --            --            --
   October 31, 2011                                                     --            --            --            --            --
   October 31, 2012                                                     --            --            --            --            --
   October 31, 2013                                                     --            --            --       160,392     4,675,683
   October 31, 2014                                                731,586       164,691            --     1,187,192            --
   October 31, 2015                                                     --       437,571            --            --        35,274
-----------------------------------------------------------------------------------------------------------------------------------
Total                                                             $731,586      $602,262      $295,910    $1,347,584    $4,710,957
===================================================================================================================================

-----
  86
-----

5. Management Fees and Other Transactions with Affiliates

Each Fund's management fee is separated into two components - a complex-level component, based on the aggregate amount of all fund assets managed by the Adviser, and a specific fund-level component, based only on the amount of assets within each individual Fund. This pricing structure enables Nuveen fund shareholders to benefit from growth in the assets within each individual fund as well as from growth in the amount of complex-wide assets managed by the Adviser.

The annual fund-level fee, payable monthly, for each Fund is based upon the average daily net assets (including net assets attributable to Preferred shares) of each Fund as follows:

                                                                                               Insured Quality (NQI)
                                                                                           Insured Opportunity (NIO)
                                                                                        Premier Insured Income (NIF)
                                                                                      Insured Premium Income 2 (NPX)
Average Daily Net Assets (including net assets attributable to Preferred shares)                 Fund-Level Fee Rate
--------------------------------------------------------------------------------------------------------------------
For the first $125 million                                                                                    .4500%
For the next $125 million                                                                                     .4375
For the next $250 million                                                                                     .4250
For the next $500 million                                                                                     .4125
For the next $1 billion                                                                                       .4000
For the next $3 billion                                                                                       .3875
For net assets over $5 billion                                                                                .3750
====================================================================================================================

                                                                                    Insured Dividend Advantage (NVG)
                                                                                    Insured Tax-Free Advantage (NEA)
Average Daily Net Assets (including net assets attributable to Preferred shares)                 Fund-Level Fee Rate
--------------------------------------------------------------------------------------------------------------------
For the first $125 million                                                                                    .4500%
For the next $125 million                                                                                     .4375
For the next $250 million                                                                                     .4250
For the next $500 million                                                                                     .4125
For the next $1 billion                                                                                       .4000
For net assets over $2 billion                                                                                .3750
====================================================================================================================

The annual complex-level fee, payable monthly, which is additive to the fund-level fee, for all Nuveen sponsored funds in the U.S., is based on the aggregate amount of total fund assets managed as stated in the table below. As of April 30, 2008, the complex-level fee rate was .1855%.

The complex-level fee schedule is as follows:

Complex-Level Asset Breakpoint Level (1)                                          Effective Rate at Breakpoint Level
--------------------------------------------------------------------------------------------------------------------
$55 billion                                                                                                   .2000%
$56 billion                                                                                                   .1996
$57 billion                                                                                                   .1989
$60 billion                                                                                                   .1961
$63 billion                                                                                                   .1931
$66 billion                                                                                                   .1900
$71 billion                                                                                                   .1851
$76 billion                                                                                                   .1806
$80 billion                                                                                                   .1773
$91 billion                                                                                                   .1691
$125 billion                                                                                                  .1599
$200 billion                                                                                                  .1505
$250 billion                                                                                                  .1469
$300 billion                                                                                                  .1445
====================================================================================================================

(1) The complex-level fee component of the management fee for the funds is calculated based upon the aggregate Managed Assets ("Managed Assets" means the average daily net assets of each fund including assets attributable to preferred stock issued by or borrowings by the Nuveen funds) of Nuveen-sponsored funds in the U.S.

                                                                           -----
                                                                            87
                                                                           -----

| Notes to
| FINANCIAL STATEMENTS (continued) (Unaudited)

The management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Funds pay no compensation directly to those of its Directors/Trustees who are affiliated with the Adviser or to its Officers, all of whom receive remuneration for their services to the Funds from the Adviser or its affiliates. The Board of Directors/Trustees has adopted a deferred compensation plan for independent Directors/Trustees that enables Directors/Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen advised funds.

For the first ten years of Insured Dividend Advantage's (NVG) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily net assets (including net assets attributable to Preferred shares), for fees and expenses in the amounts and for the time periods set forth below:

Year Ending                                     Year Ending
March 31,                                       March 31,
--------------------------------------------------------------------------------
2002*                      .30%                 2008                       .25%
2003                       .30                  2009                       .20
2004                       .30                  2010                       .15
2005                       .30                  2011                       .10
2006                       .30                  2012                       .05
2007                       .30
================================================================================

*     From the commencement of operations.

The Adviser has not agreed to reimburse Insured Dividend Advantage (NVG) for any portion of its fees and expenses beyond March 31, 2012.

For the first eight years of Insured Tax-Free Advantage's (NEA) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily net assets (including net assets attributable to Preferred shares), for fees and expenses in the amounts and for the time periods set forth below:

Year Ending                                     Year Ending
November 30,                                    November 30,
--------------------------------------------------------------------------------
2002*                       .32%                2007                       .32%
2003                        .32                 2008                       .24
2004                        .32                 2009                       .16
2005                        .32                 2010                       .08
2006                        .32
================================================================================

*     From the commencement of operations.

The Adviser has not agreed to reimburse Insured Tax-Free Advantage (NEA) for any portion of its fees and expenses beyond November 30, 2010.

-----
  88
-----

6. New Accounting Pronouncements

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157

In September 2006, the FASB issued SFAS No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this standard relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of April 30, 2008, management does not believe the adoption of SFAS No. 157 will impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements included within the Statement of Operations for the period.

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 161

In March 2008, the FASB issued SFAS No. 161, "Disclosures about Derivative Instruments and Hedging Activities." This standard is intended to enhance financial statement disclosures for derivative instruments and hedging activities and enable investors to understand: a) how and why a fund uses derivative instruments, b) how derivative instruments and related hedge items are accounted for, and c) how derivative instruments and related hedge items affect a fund's financial position, results of operations and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. As of April 30, 2008, management does not believe the adoption of SFAS No. 161 will impact the financial statement amounts; however, additional footnote disclosures may be required about the use of derivative instruments and hedging items.

7. Subsequent Events

Distributions to Common Shareholders

The Funds declared Common share dividend distributions from their tax-exempt net investment income which were paid on June 2, 2008, to shareholders of record on May 15, 2008, as follows:

                                                         Premier    Insured     Insured     Insured
                                 Insured       Insured   Insured    Premium    Dividend    Tax-Free
                                 Quality   Opportunity    Income   Income 2   Advantage   Advantage
                                   (NQI)         (NIO)     (NIF)      (NPX)       (NVG)       (NEA)
----------------------------------------------------------------------------------------------------
Dividend per share                $.0605        $.0580    $.0530     $.0515      $.0575      $.0590
====================================================================================================

Auction Rate Preferred Shares (ARPS)

On June 11, 2008, Nuveen announced the Fund Board's approval of plans to use tender option bonds (TOBs), also known as inverse floating rate securities or inverse floaters, to refinance a portion of the funds' outstanding ARPS, whose auctions have been failing for several months, including an initial phase of approximately $1 billion in forty-one funds. Of this amount, Nuveen expects that approximately $560 million in ARPS redemption notices will be issued shortly for thirteen funds, including Insured Opportunity (NIO).

Recent Credit Market Events

Subsequent to April 30, 2008, and at the time this report was prepared, at least one rating agency further reduced the rating for CIFG-insured bonds to BB and MBIA-insured bonds to A.

                                                                           -----
                                                                            89
                                                                           -----

| Financial
| HIGHLIGHTS(Unaudited)

   Selected data for a Common share outstanding throughout each period:

                                                                   Investment Operations
                                             ------------------------------------------------------------------
                                                                        Distributions   Distributions
                                                                             from Net            from
                                 Beginning                                 Investment         Capital
                                    Common                        Net       Income to        Gains to
                                     Share          Net     Realized/       Preferred       Preferred
                                 Net Asset   Investment    Unrealized          Share-          Share-
                                     Value       Income   Gain (Loss)        holders+        holders+    Total
---------------------------------------------------------------------------------------------------------------
Insured Quality (NQI)
---------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2008(b)                          $   14.88   $      .50   $      (.68)  $        (.15)  $          --   $ (.33)
2007                                 15.40          .99          (.49)           (.29)             --      .21
2006                                 15.31          .99           .24            (.25)           (.01)     .97
2005                                 15.85         1.03          (.39)           (.16)             --      .48
2004                                 15.72         1.08           .20            (.08)             --     1.20
2003                                 15.87         1.10          (.05)           (.07)           (.01)     .97

Insured Opportunity (NIO)
---------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2008(b)                              15.04          .49          (.50)           (.15)             --*    (.16)
2007                                 15.57          .98          (.45)           (.30)           (.01)     .22
2006                                 15.46          .98           .34            (.24)           (.03)    1.05
2005                                 16.06         1.01          (.50)           (.16)             --      .35
2004                                 15.89         1.05           .20            (.08)             --     1.17
2003                                 15.83         1.06           .17            (.07)           (.01)    1.15
===============================================================================================================
                                        Less Distributions
                                 --------------------------------
                                        Net                             Offering
                                 Investment    Capital                 Costs and      Ending
                                  Income to   Gains to                 Preferred      Common
                                     Common     Common                     Share       Share    Ending
                                     Share-     Share-              Underwriting   Net Asset    Market
                                    holders    holders      Total      Discounts       Value     Value
-------------------------------------------------------------------------------------------------------
Insured Quality (NQI)
-------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2008(b)                          $     (.36)  $     --    $  (.36)  $         --   $   14.19   $ 13.40
2007                                   (.73)        --       (.73)            --       14.88     13.61
2006                                   (.80)      (.08)      (.88)            --       15.40     14.83
2005                                   (.97)      (.05)     (1.02)            --       15.31     15.31
2004                                  (1.02)      (.05)     (1.07)            --       15.85     16.00
2003                                  (1.00)      (.12)     (1.12)            --       15.72     16.39

Insured Opportunity (NIO)
-------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2008(b)                                (.35)        --**     (.35)            --       14.53     13.60
2007                                   (.73)      (.02)      (.75)            --       15.04     13.56
2006                                   (.80)      (.14)      (.94)            --       15.57     14.75
2005                                   (.92)      (.03)      (.95)            --       15.46     14.52
2004                                   (.97)      (.03)     (1.00)            --       16.06     16.05
2003                                   (.97)      (.12)     (1.09)            --       15.89     15.64
=======================================================================================================
                                                                  Total Returns
                                                           --------------------------
                                                                           Based
                                                                              on
                                                            Based         Common
                                                               on      Share Net
                                                           Market          Asset
                                                            Value***       Value***
-------------------------------------------------------------------------------------
Insured Quality (NQI)
-------------------------------------------------------------------------------------
Year Ended 10/31:
2008(b)                                                      1.10%         (2.19)%
2007                                                        (3.48)          1.38
2006                                                         2.76           6.53*****
2005                                                         2.11           3.09
2004                                                         4.37           7.90
2003                                                        12.92           6.27

Insured Opportunity (NIO)
-------------------------------------------------------------------------------------
Year Ended 10/31:
2008(b)                                                      2.93          (1.05)
2007                                                        (3.18)          1.49
2006                                                         8.26           7.05*****
2005                                                        (3.72)          2.21
2004                                                         9.47           7.64
2003                                                        10.22           7.51
=====================================================================================
                                                       Ratios/Supplemental Data
                                 ----------------------------------------------------------------------
                                                         Ratios to Average Net Assets
                                                          Applicable to Common Shares
                                                          Before Credit/Reimbursement
                                                ------------------------------------------------
                                       Ending
                                          Net
                                       Assets
                                   Applicable    Expenses            Expenses               Net
                                    to Common   Including           Excluding        Investment
                                 Shares (000)    Interest++(a)       Interest++(a)       Income++
-------------------------------------------------------------------------------------------------------
Insured Quality (NQI)
-------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2008(b)                          $    543,235        1.51%******         1.21%******       6.90%******
2007                                  569,958        1.52                1.18              6.53
2006                                  589,928        1.20                1.20              6.49
2005                                  585,777        1.19                1.19              6.58
2004                                  605,028        1.19                1.19              6.88
2003                                  598,102        1.20                1.20              6.93

Insured Opportunity (NIO)
------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2008(b)                             1,178,785        1.39******          1.17******        6.65******
2007                                1,220,297        1.41                1.16              6.39
2006                                1,263,172        1.17                1.17              6.38
2005                                1,254,638        1.16                1.16              6.35
2004                                1,302,985        1.16                1.16              6.59
2003                                1,288,087        1.17                1.17              6.67
======================================================================================================
                                                    Ratios/Supplemental Data
                                 ---------------------------------------------------------------
                                         Ratios to Average Net Assets
                                           Applicable to Common Shares
                                        After Credit/Reimbursement****
                                 ---------------------------------------------

                                  Expenses          Expenses               Net        Portfolio
                                 Including         Excluding        Investment         Turnover
                                  Interest++(a)     Interest++(a)       Income++           Rate
================================================================================================
Insured Quality (NQI)
------------------------------------------------------------------------------------------------
Year Ended 10/31:
2008(b)                               1.50%******       1.19%******       6.92%******         4%
2007                                  1.50              1.16              6.55                5
2006                                  1.20              1.20              6.49               13
2005                                  1.19              1.19              6.58               21
2004                                  1.19              1.19              6.88                8
2003                                  1.20              1.20              6.94               14

Insured Opportunity (NIO)
------------------------------------------------------------------------------------------------
Year Ended 10/31:
2008(b)                               1.37******        1.16******        6.67******          4
2007                                  1.40              1.14              6.41                5
2006                                  1.17              1.17              6.38               13
2005                                  1.16              1.16              6.35               25
2004                                  1.16              1.16              6.59                8
2003                                  1.16              1.16              6.68               21
================================================================================================

                                                                         Floating Rate Obligations
                                   Preferred Shares at End of Period          at End of Period
                                 -------------------------------------   --------------------------
                                   Aggregate   Liquidation                  Aggregate
                                      Amount    and Market       Asset         Amount        Asset
                                 Outstanding         Value    Coverage    Outstanding     Coverage
                                       (000)     Per Share   Per Share          (000)   Per $1,000
----------------------------------------------------------------------------------------------------
Insured Quality (NQI)
----------------------------------------------------------------------------------------------------
Year Ended 10/31:
2008(b)                          $   318,000   $    25,000   $  67,707   $     67,387   $   13,780
2007                                 318,000        25,000      69,808         54,140       17,401
2006                                 318,000        25,000      71,378             --           --
2005                                 318,000        25,000      71,052             --           --
2004                                 318,000        25,000      72,565             --           --
2003                                 318,000        25,000      72,021             --           --

Insured Opportunity (NIO)
---------------------------------------------------------------------------------------------------
Year Ended 10/31:
2008(b)                              680,000        25,000      68,338        101,853       19,250
2007                                 680,000        25,000      69,864         86,103       23,070
2006                                 680,000        25,000      71,440             --           --
2005                                 680,000        25,000      71,126             --           --
2004                                 680,000        25,000      72,904             --           --
2003                                 680,000        25,000      72,356             --           --
===================================================================================================

* Distributions from Capital Gains to Preferred shareholders rounds to less than $.01 per share.

** Distributions from Capital Gains to Common shareholders rounds to less than $.01 per share.

*** Total Return on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last dividend declared in the period may take place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation. Total returns are not annualized.

       Total Return on Common Share Net Asset Value is the combination of changes in Common share net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending net asset value. The actual reinvest price for the last dividend declared in the period may often be based on the Fund's market price (and not its net asset value), and therefore may be different from the price used in calculation. Total returns are not annualized.

****   After custodian fee credit and expense reimbursement, where applicable.

***** During the fiscal year ended October 31, 2006, Insured Quality (NQI) and Insured Opportunity (NIO) received payments from the Adviser of $27,762 and $42,338, respectively, to offset losses realized on the disposal of investments purchased in violation of each Fund's investment restrictions. This reimbursement did not have an impact on the Funds' Total Return on Common Share Net Asset Value.

****** Annualized.

+      The amounts shown are based on Common share equivalents.

++ Ratios do not reflect the effect of dividend payments to Preferred shareholders; income ratios reflect income earned on assets attributable to Preferred shares.

(a) Interest expense arises from the application of SFAS No. 140 to certain inverse floating rate transactions entered into by the Fund as more fully described in Footnote 1- Inverse Floating Rate Securities.

(b)    For the six months ended April 30, 2008.

                                 See accompanying notes to financial statements.

                                 --------------
                                  90-91 spread
                                 --------------

| Financial
| HIGHLIGHTS (continued) (Unaudited)

   Selected data for a Common share outstanding throughout each period:

                                                                    Investment Operations
                                             ------------------------------------------------------------------
                                                                        Distributions   Distributions
                                                                             from Net            from
                                 Beginning                                 Investment         Capital
                                    Common                        Net       Income to        Gains to
                                     Share          Net     Realized/       Preferred       Preferred
                                 Net Asset   Investment    Unrealized          Share-          Share-
                                     Value       Income   Gain (Loss)         holders+        holders+   Total
---------------------------------------------------------------------------------------------------------------
Premier Insured Income (NIF)
---------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2008(b)                             $14.90        $ .48        $(.57)           $(.15)          $  --    $(.24)
2007                                 15.40          .97         (.47)            (.29)             --      .21
2006                                 15.33          .98          .25             (.25)           (.02)     .96
2005                                 16.00         1.01         (.49)            (.16)           (.01)     .35
2004                                 15.69         1.03          .36             (.08)             --     1.31
2003                                 15.59         1.05          .13             (.07)             --     1.11

Insured Premium Income 2 (NPX)
---------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2008(b)                              13.73          .44         (.47)            (.13)             --     (.16)
2007                                 14.16          .86         (.39)            (.26)             --      .21
2006                                 13.93          .86          .28             (.23)             --      .91
2005                                 14.45          .89         (.44)            (.14)             --      .31
2004                                 14.24          .93          .23             (.07)             --     1.09
2003                                 14.17          .96          .03             (.06)             --      .93
===============================================================================================================
                                       Less Distributions
                                 ------------------------------
                                        Net                           Offering
                                 Investment    Capital               Costs and      Ending
                                  Income to   Gains to               Preferred      Common
                                     Common     Common                   Share       Share    Ending
                                     Share-     Share-            Underwriting   Net Asset    Market
                                    holders    holders    Total      Discounts       Value     Value
-----------------------------------------------------------------------------------------------------
Premier Insured Income (NIF)
-----------------------------------------------------------------------------------------------------
Year Ended 10/31:
2008(b)                               $(.32)     $  --   $ (.32)           $--      $14.34    $13.06
2007                                   (.71)        --     (.71)            --       14.90     13.25
2006                                   (.79)      (.10)    (.89)            --       15.40     14.60
2005                                   (.93)      (.09)   (1.02)            --       15.33     14.40
2004                                   (.98)      (.02)   (1.00)            --       16.00     15.64
2003                                   (.98)      (.03)   (1.01)            --       15.69     15.51

Insured Premium Income 2 (NPX)
-----------------------------------------------------------------------------------------------------
Year Ended 10/31:
2008(b)                                (.31)        --     (.31)            --       13.26     11.91
2007                                   (.64)        --     (.64)            --       13.73     12.18
2006                                   (.68)        --     (.68)            --       14.16     13.03
2005                                   (.83)        --     (.83)            --       13.93     12.83
2004                                   (.88)        --     (.88)            --       14.45     14.11
2003                                   (.86)        --     (.86)            --       14.24     14.12
=====================================================================================================
                                                                      Total Returns
                                                                   -------------------
                                                                                Based
                                                                                   on
                                                                    Based      Common
                                                                       on   Share Net
                                                                   Market       Asset
                                                                   Value*      Value*
--------------------------------------------------------------------------------------
Premier Insured Income (NIF)
--------------------------------------------------------------------------------------
Year Ended 10/31:
2008(b)                                                               .96%      (1.62)%
2007                                                                (4.66)       1.40
2006                                                                 7.68        6.46
2005                                                                (1.66)       2.16
2004                                                                 7.55        8.62
2003                                                                 7.84        7.28

Insured Premium Income 2 (NPX)
--------------------------------------------------------------------------------------
Year Ended 10/31:
2008(b)
2007                                                                  .31       (1.16)
2006                                                                (1.77)       1.55
2005                                                                 7.11        6.75
2004                                                                (3.32)       2.14
2003                                                                 6.42        7.89
                                                                     8.84        6.70
======================================================================================
                                                               Ratios/Supplemental Data
                  ------------------------------------------------------------------------------------------------------------------
                                      Ratios to Average Net Assets                 Ratios to Average Net Assets
                                      Applicable to Common Shares                   Applicable to Common Shares
                                       Before Credit/Reimbursement                 After Credit/Reimbursement**
                                ----------------------------------------     ----------------------------------------
                        Ending
                           Net
                        Assets
                    Applicable   Expenses       Expenses             Net      Expenses       Expenses             Net     Portfolio
                     to Common  Including      Excluding      Investment     Including      Excluding      Investment      Turnover
                  Shares (000)   Interest++(a)  Interest++(a)     Income++    Interest++(a)  Interest++(a)     Income++        Rate
------------------------------------------------------------------------------------------------------------------------------------
Premier Insured Income (NIF)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2008(b)               $278,488       1.38%***       1.23%***        6.56%***      1.35%***       1.20%***        6.59%***         4%
2007                   289,400       1.38           1.21            6.41          1.36           1.19            6.43             9
2006                   299,001       1.22           1.22            6.44          1.21           1.21            6.44             8
2005                   297,624       1.20           1.20            6.39          1.20           1.20            6.40            20
2004                   310,666       1.21           1.21            6.53          1.20           1.20            6.53            13
2003                   303,912       1.22           1.22            6.66          1.21           1.21            6.68            25

Insured Premium Income 2 (NPX)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2008(b)
2007                   495,189       1.67***        1.17***         6.51***       1.65***        1.15***         6.53***          4
2006                   513,021       1.76           1.16            6.19          1.74           1.14            6.21             5
2005                   528,984       1.16           1.16            6.14          1.16           1.16            6.15            15
2004                   520,508       1.16           1.16            6.20          1.16           1.16            6.20            23
2003                   539,697       1.16           1.16            6.52          1.16           1.16            6.53            14
                       530,975       1.17           1.17            6.68          1.16           1.16            6.69            31
====================================================================================================================================

                                                                         Floating Rate Obligations
                                   Preferred Shares at End of Period          at End of Period
                                 -------------------------------------   --------------------------
                                   Aggregate   Liquidation                 Aggregate
                                      Amount    and Market       Asset        Amount         Asset
                                 Outstanding         Value    Coverage   Outstanding      Coverage
                                       (000)     Per Share   Per Share         (000)    Per $1,000
===================================================================================================
Premier Insured Income (NIF)
---------------------------------------------------------------------------------------------------
Year Ended 10/31:
2008(b)                             $161,000       $25,000     $68,244       $17,315       $26,382
2007                                 161,000        25,000      69,938        14,015        33,137
2006                                 161,000        25,000      71,429            --            --
2005                                 161,000        25,000      71,215            --            --
2004                                 161,000        25,000      73,240            --            --
2003                                 161,000        25,000      72,191            --            --

Insured Premium Income 2 (NPX)
---------------------------------------------------------------------------------------------------
Year Ended 10/31:
2008(b)                              268,900        25,000      71,038        77,080        10,913
2007                                 268,900        25,000      72,696        92,040         9,495
2006                                 268,900        25,000      74,180            --            --
2005                                 268,900        25,000      73,392            --            --
2004                                 268,900        25,000      75,176            --            --
2003                                 268,900        25,000      74,365            --            --
===================================================================================================

* Total Return on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last dividend declared in the period may take place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation. Total returns are not annualized.

     Total Return on Common Share Net Asset Value is the combination of changes in Common share net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending net asset value. The actual reinvest price for the last dividend declared in the period may often be based on the Fund's market price (and not its net asset value), and therefore may be different from the price used in calculation. Total returns are not annualized.

**   After custodian fee credit and expense reimbursement, where applicable.

***  Annualized.

+    The amounts shown are based on Common share equivalents.

++ Ratios do not reflect the effect of dividend payments to Preferred shareholders; income ratios reflect income earned on assets attributable to Preferred shares.

(a) Interest expense arises from the application of SFAS No. 140 to certain inverse floating rate transactions entered into by the Fund as more fully described in Footnote 1- Inverse Floating Rate Securities.

(b)  For the six months ended April 30, 2008.

                                 See accompanying notes to financial statements.

                                 --------------
                                  92-93 spread
                                 --------------

| Financial
| HIGHLIGHTS (continued) (Unaudited)

   Selected data for a Common share outstanding throughout each period:

                                                                   Investment Operations
                                             ------------------------------------------------------------------
                                                                        Distributions   Distributions
                                                                             from Net            from
                                 Beginning                                 Investment         Capital
                                    Common                        Net       Income to        Gains to
                                     Share          Net     Realized/       Preferred       Preferred
                                 Net Asset   Investment    Unrealized          Share-          Share-
                                     Value       Income   Gain (Loss)         holders+        holders+   Total
---------------------------------------------------------------------------------------------------------------
Insured Dividend Advantage (NVG)
---------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2008(c)                             $15.09        $ .50         $(.32)          $(.14)          $  --    $ .04
2007                                 15.50         1.00          (.38)           (.28)             --      .34
2006                                 15.23         1.01           .33            (.25)             --     1.09
2005                                 15.78         1.00          (.38)           (.15)           (.01)     .46
2004                                 15.41         1.02           .42            (.07)             --     1.37
2003                                 15.35         1.03           .15            (.07)           (.01)    1.10

Insured Tax-Free Advantage (NEA)
---------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2008(c)                              14.71          .47          (.30)           (.13)             --      .04
2007                                 14.93          .97          (.21)           (.27)             --      .49
2006                                 14.56          .97           .38            (.24)             --     1.11
2005                                 14.75          .97          (.19)           (.15)             --      .63
2004                                 14.54          .99           .21            (.07)             --     1.13
2003(b)                              14.33          .82           .42            (.05)             --     1.19
===============================================================================================================
                                        Less Distributions
                                 -------------------------------
                                        Net                            Offering
                                 Investment    Capital                Costs and      Ending
                                  Income to   Gains to                Preferred      Common
                                     Common     Common                    Share       Share    Ending
                                     Share-     Share-             Underwriting   Net Asset    Market
                                    holders    holders     Total      Discounts       Value     Value
------------------------------------------------------------------------------------------------------
Insured Dividend Advantage (NVG)
------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2008(c)                          $     (.34)  $     --   $  (.34)  $         --   $   14.79   $ 13.47
2007                                   (.75)        --      (.75)            --       15.09     13.71
2006                                   (.82)        --      (.82)            --       15.50     14.89
2005                                   (.89)      (.12)    (1.01)            --       15.23     14.17
2004                                   (.93)      (.07)    (1.00)            --       15.78     14.89
2003                                   (.93)      (.11)    (1.04)            --       15.41     14.81

Insured Tax-Free Advantage (NEA)
------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2008(c)                                (.35)        --      (.35)            --       14.40     14.03
2007                                   (.71)        --      (.71)            --       14.71     14.30
2006                                   (.74)        --      (.74)            --       14.93     14.35
2005                                   (.81)      (.01)     (.82)            --       14.56     13.41
2004                                   (.92)      (.01)     (.93)           .01       14.75     14.91
2003(b)                                (.78)        --      (.78)          (.20)      14.54     14.79
======================================================================================================
                                                                         Total Returns
                                                                     ---------------------
                                                                                    Based
                                                                                       on
                                                                        Based      Common
                                                                           on   Share Net
                                                                       Market       Asset
                                                                        Value*      Value*
------------------------------------------------------------------------------------------
Insured Dividend Advantage (NVG)
------------------------------------------------------------------------------------------
Year Ended 10/31:
2008(c)                                                                   .78%        .31%
2007                                                                    (3.12)       2.25
2006                                                                    11.09        7.39
2005                                                                     2.00        2.93
2004                                                                     7.61        9.19
2003                                                                     6.10        7.37

Insured Tax-Free Advantage (NEA)
------------------------------------------------------------------------------------------
Year Ended 10/31:
2008(c)                                                                   .58         .32
2007                                                                     4.59        3.35
2006                                                                    12.82        7.82
2005                                                                    (4.68)       4.33
2004                                                                     7.41        8.07
2003(b)                                                                  3.87        6.98
==========================================================================================
                                                                  Ratios/Supplemental Data
                  ------------------------------------------------------------------------------------------------------------------
                                      Ratios to Average Net Assets                  Ratios to Average Net Assets
                                       Applicable to Common Shares                   Applicable to Common Shares
                                       Before Credit/Reimbursement                   After Credit/Reimbursement**
                                -----------------------------------------    ------------------------------------------
                        Ending
                           Net
                        Assets
                    Applicable   Expenses       Expenses             Net      Expenses       Expenses             Net     Portfolio
                     to Common  Including      Excluding      Investment     Including      Excluding      Investment      Turnover
                  Shares (000)   Interest++(a)  Interest++(a)     Income++    Interest++(a)  Interest++(a)     Income++        Rate
------------------------------------------------------------------------------------------------------------------------------------
Insured Dividend Advantage (NVG)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2008(c)               $440,873       1.33%***       1.16%***        6.35%***       .93%***        .76%***        6.75%***         4%
2007                   449,982       1.31           1.14            6.15           .88            .71            6.58            12
2006                   462,037       1.15           1.15            6.15           .70            .70            6.60            15
2005                   454,018       1.15           1.15            5.96           .70            .70            6.42             2
2004                   470,389       1.15           1.15            6.09           .70            .70            6.54            11
2003                   459,368       1.17           1.17            6.22           .72            .72            6.67            25

Insured Tax-Free Advantage (NEA)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2008(c)                266,808       1.19***        1.17***         6.16***        .80***         .78***         6.55***          3
2007                   272,391       1.19           1.17            6.04           .69            .67            6.54             6
2006                   276,506       1.19           1.19            6.12           .69            .69            6.61            --
2005                   269,614       1.19           1.19            6.06           .70            .70            6.55             1
2004                   273,112       1.20           1.20            6.24           .71            .71            6.73            13
2003(b)                269,112       1.12*          1.12*           5.52*          .65*           .65*           6.00*           72
====================================================================================================================================

                                                                         Floating Rate Obligations
                                   Preferred Shares at End of Period          at End of Period
                                 -------------------------------------   --------------------------
                                   Aggregate   Liquidation                 Aggregate
                                      Amount    and Market       Asset        Amount         Asset
                                 Outstanding         Value    Coverage   Outstanding      Coverage
                                       (000)     Per Share   Per Share         (000)    Per $1,000
---------------------------------------------------------------------------------------------------
Insured Dividend Advantage (NVG)
---------------------------------------------------------------------------------------------------
Year Ended 10/31:
2008(c)                             $233,000       $25,000     $72,304       $34,933      $ 20,290
2007                                 233,000        25,000      73,281        20,938        33,619
2006                                 233,000        25,000      74,575            --            --
2005                                 233,000        25,000      73,714            --            --
2004                                 233,000        25,000      75,471            --            --
2003                                 233,000        25,000      74,288            --            --

Insured Tax-Free Advantage (NEA)
---------------------------------------------------------------------------------------------------
Year Ended 10/31:
2008(c)                              144,000        25,000      71,321         7,305        57,237
2007                                 144,000        25,000      72,290         1,305       320,074
2006                                 144,000        25,000      73,005            --            --
2005                                 144,000        25,000      71,808            --            --
2004                                 144,000        25,000      72,415            --            --
2003(b)                              144,000        25,000      71,721            --            --
===================================================================================================

* Total Return on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last dividend declared in the period may take place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation. Total returns are not annualized.

      Total Return on Common Share Net Asset Value is the combination of changes in Common share net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending net asset value. The actual reinvest price for the last dividend declared in the period may often be based on the Fund's market price (and not its net asset value), and therefore may be different from the price used in calculation. Total returns are not annualized.

**    After custodian fee credit and expense reimbursement, where applicable.

***   Annualized.

+     The amounts shown are based on Common share equivalents.

++ Ratios do not reflect the effect of dividend payments to Preferred shareholders; income ratios reflect income earned on assets attributable to Preferred shares.

(a) Interest expense arises from the application of SFAS No. 140 to certain inverse floating rate transactions entered into by the Fund as more fully described in Footnote 1- Inverse Floating Rate Securities.

(b) For the period November 21, 2002 (commencement of operations) through October 31, 2003.

(c)   For the six months ended April 30, 2008.

                                 See accompanying notes to financial statements.

                                 --------------
                                  94-95 spread
                                 --------------

Reinvest Automatically
   EASILY and CONVENIENTLY
--------------------------------------------------------------------------------

Nuveen makes reinvesting easy. A phone call is all it takes to set up your reinvestment account.

Nuveen Closed-End Funds Dividend Reinvestment Plan

Your Nuveen Closed-End Fund allows you to conveniently reinvest dividends and/or capital gains distributions in additional Fund shares.

By choosing to reinvest, you'll be able to invest money regularly and automatically, and watch your investment grow through the power of tax-free compounding. Just like dividends or distributions in cash, there may be times when income or capital gains taxes may be payable on dividends or distributions that are reinvested.

It is important to note that an automatic reinvestment plan does not ensure a profit, nor does it protect you against loss in a declining market.

Easy and convenient

To make recordkeeping easy and convenient, each month you'll receive a statement showing your total dividends and distributions, the date of investment, the shares acquired and the price per share, and the total number of shares you own.

How shares are purchased

The shares you acquire by reinvesting will either be purchased on the open market or newly issued by the Fund. If the shares are trading at or above net asset value at the time of valuation, the Fund will issue new shares at the greater of the net asset value or 95% of the then-current market price. If the shares are trading at less than net asset value, shares for your account will be purchased on the open market. If the Plan Agent begins purchasing Fund shares on the open market while shares are trading below net asset value, but the Fund's shares subsequently trade at or above their net asset value before the Plan Agent is able to complete its purchases, the Plan Agent may cease open-market purchases and may invest the uninvested portion of the distribution in newly-issued Fund shares at a price equal to the greater of the shares' net asset value or 95% of the shares' market value on the last business day immediately prior to the purchase date. Dividends and distributions received to purchase shares in the open market will normally be invested shortly after the dividend payment date. No interest will be paid on dividends and distributions awaiting reinvestment. Because the market price of the shares may increase before purchases are completed, the average purchase price per share may exceed the market price at the time of valuation, resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the Fund. A pro rata portion of any applicable brokerage commissions on open market purchases will be paid by Plan participants. These commissions usually will be lower than those charged on individual transactions.

-----
  96
-----

Flexible

You may change your distribution option or withdraw from the Plan at any time, should your needs or situation change. Should you withdraw, you can receive a certificate for all whole shares credited to your reinvestment account and cash payment for fractional shares, or cash payment for all reinvestment account shares, less brokerage commissions and a $2.50 service fee.

You can reinvest whether your shares are registered in your name, or in the name of a brokerage firm, bank, or other nominee. Ask your investment advisor if his or her firm will participate on your behalf. Participants whose shares are registered in the name of one firm may not be able to transfer the shares to another firm and continue to participate in the Plan.

The Fund reserves the right to amend or terminate the Plan at any time. Although the Fund reserves the right to amend the Plan to include a service charge payable by the participants, there is no direct service charge to participants in the Plan at this time.

Call today to start reinvesting dividends and/or distributions

For more information on the Nuveen Automatic Reinvestment Plan or to enroll in or withdraw from the Plan, speak with your financial advisor or call us at (800) 257-8787.
                                                                           -----
                                                                            97
                                                                           -----

Glossary of
TERMS USED in this REPORT
--------------------------------------------------------------------------------

o Auction Rate Bond: An auction rate bond is a security whose interest payments are adjusted periodically through an auction process, which process typically also serves as a means for buying and selling the bond. Auctions that fail to attract enough buyers for all the shares offered for sale are deemed to have "failed", with current holders receiving a formula-based interest rate until the next scheduled auction.

o Average Annual Total Return: This is a commonly used method to express an investment's performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment's actual cumulative performance (including change in NAV or market price and reinvested dividends and capital gains distributions, if any) over the time period being considered.

o Average Effective Maturity: The average of the number of years to maturity of the bonds in a Fund's portfolio, computed by weighting each bond's time to maturity (the date the security comes due) by the market value of the security. This figure does not account for the likelihood of prepayments or the exercise of call provisions unless an escrow account has been established to redeem the bond before maturity. The market value weighting for an investment in an inverse floating rate security is the value of the portfolio's residual interest in the inverse floating rate trust, and does not include the value of the floating rate securities issued by the trust.

o Inverse Floaters: Inverse floating rate securities are created by depositing a municipal bond, typically with a fixed interest rate, into a special purpose trust created by a broker-dealer. This trust, in turn, (a) issues floating rate certificates typically paying short-term tax-exempt interest rates to third parties in amounts equal to some fraction of the deposited bond's par amount or market value, and (b) issues an inverse floating rate certificate (sometimes referred to as an "inverse floater") to an investor (such as a Fund) interested in gaining investment exposure to a long-term municipal bond. The income received by the holder of the inverse floater varies inversely with the short-term rate paid to the floating rate certificates' holders, and in most circumstances the holder of the inverse floater bears substantially all of the underlying bond's downside investment risk. The holder of the inverse floater typically also benefits disproportionately from any potential appreciation of the underlying bond's value. Hence, an inverse floater essentially represents an investment in the underlying bond on a leveraged basis.

o Leverage-Adjusted Duration: Duration is a measure of the expected period over which a bond's principal and interest will be paid, and consequently is a measure of the sensitivity of a bond's or bond Fund's value to changes when market interest rates change. Generally, the longer a bond's or Fund's duration, the more the price of the bond or Fund will change as interest rates change. Leverage-adjusted duration takes into account the leveraging process for a Fund and therefore is longer than the duration of the Fund's portfolio of bonds.

o Market Yield (also known as Dividend Yield or Current Yield): An investment's current annualized dividend divided by its current market price.

o Net Asset Value (NAV): A Fund's common share NAV per share is calculated by subtracting the liabilities of the Fund (including any Preferred shares issued in order to leverage the Fund) from its total assets and then dividing the remainder by the number of shares outstanding. Fund NAVs are calculated at the end of each business day.

o Taxable-Equivalent Yield: The yield necessary from a fully taxable investment to equal, on an after-tax basis, the yield of a municipal bond investment.

o Zero Coupon Bond: A zero coupon bond does not pay a regular interest coupon to its holders during the life of the bond. Tax-exempt income to the holder of the bond comes from accretion of the difference between the original purchase price of the bond at issuance and the par value of the bond at maturity and is effectively paid at maturity. The market prices of zero coupon bonds generally are more volatile than the market prices of bonds that pay interest periodically.

-----
  98
-----

Other Useful INFORMATION

QUARTERLY PORTFOLIO OF INVESTMENTS AND PROXY VOTING INFORMATION

You may obtain (i) each Fund's quarterly portfolio of investments, (ii) information regarding how the Funds voted proxies relating to portfolio securities held during the twelve-month period ended June 30, 2007, and (iii) a description of the policies and procedures that the Funds used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen Investments toll-free at (800) 257-8787 or on Nuveen's website at www.nuveen.com.

You may also obtain this and other Fund information directly from the Securities and Exchange Commission ("SEC"). The SEC may charge a copying fee for this information. Visit the SEC on-line at http://www.sec.gov or in person at the SEC's Public Reference Room in Washington, D.C. Call the SEC at (202) 942-8090 for room hours and operation. You may also request Fund information by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC's Public References Section at 100 F Street NE, Washington, D.C. 20549.

CEO Certification Disclosure

Each Fund's Chief Executive Officer has submitted to the New York Stock Exchange
(NYSE) the annual CEO certification as required by Section 303A.12(a) of the NYSE Listed Company Manual.

Each Fund has filed with the Securities and Exchange Commission the certification of its Chief Executive Officer and Chief Financial Officer required by Section 302 of the Sarbanes-Oxley Act.

Board of Directors/Trustees

Robert P. Bremner
Jack B. Evans
William C. Hunter
David J. Kundert
William J. Schneider
Timothy R. Schwertfeger
Judith M. Stockdale
Carole E. Stone

Fund Manager

Nuveen Asset Management
333 West Wacker Drive
Chicago, IL 60606

Custodian

State Street Bank & Trust Company
Boston, MA

Transfer Agent and

Shareholder Services

State Street Bank & Trust Company
Nuveen Funds
P.O. Box 43071
Providence, RI 02940-3071
(800) 257-8787

Legal Counsel

Chapman and Cutler LLP
Chicago, IL

Independent Registered

Public Accounting Firm

Ernst & Young LLP
Chicago, IL

Each Fund intends to repurchase shares of its own common or preferred stock in the future at such times and in such amounts as is deemed advisable. No shares were repurchased during the period covered by this report. Any future repurchases will be reported to shareholders in the next annual or semi-annual report.

                                                                           -----
                                                                            99
                                                                           -----

Nuveen Investments:
--------------------

SERVING INVESTORS FOR GENERATIONS

Since  1898,  financial  advisors  and  their  clients  have  relied  on  Nuveen
Investments to provide dependable investment solutions. For the past century, Nuveen Investments has adhered to the belief that the best approach to investing is to apply conservative risk-management principles to help minimize volatility. Building on this tradition, we today offer a range of high quality equity and fixed-income solutions that are integral to a well-diversified core portfolio. Our clients have come to appreciate this diversity, as well as our continued adherence to proven, long-term investing principles.

We offer many different investing solutions for our clients' different needs.

Managing $153 billion in assets, as of March 31, 2008, Nuveen Investments offers access to a number of different asset classes and investing solutions through a variety of products. Nuveen Investments markets its capabilities under six distinct brands: Nuveen, a leader in fixed-income investments; NWQ, a leader in value-style equities; Rittenhouse, a leader in growth-style equities; Symphony, a leading institutional manager of market-neutral alternative investment portfolios; Santa Barbara, a leader in growth equities; and Tradewinds, a leader in global equities.

Find out how we can help you reach your financial goals.

To learn more about the products and services Nuveen Investments offers, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest. Be sure to obtain a prospectus, where applicable. Investors should consider the investment objective and policies, risk considerations, charges and expenses of the Fund carefully before investing. The prospectus contains this and other information relevant to an investment in the Fund. For a prospectus, please contact your securities representative or Nuveen Investments, 333 W. Wacker Dr., Chicago, IL 60606. Please read the prospectus carefully before you invest or send money.

Learn more about Nuveen Funds at:        www.nuveen.com/etf

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                                                                     ESA-D-0408D

ITEM 2. CODE OF ETHICS.

Not applicable to this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to this filing.

ITEM 6. SCHEDULE OF INVESTMENTS.

See Portfolio of Investments in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board implemented after the registrant last provided disclosure in response to this Item.

ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the "Exchange Act")(17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: See Ex-99.CERT attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)); Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: See Ex-99.906 CERT attached hereto.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Insured Quality Municipal Fund, Inc.
            -----------------------------------------------------------

By (Signature and Title)  /s/ Kevin J. McCarthy
                         ----------------------------------------------
                          Kevin J. McCarthy
                          (Vice President and Secretary)

Date: July 9, 2008
    -------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ Gifford R. Zimmerman
                         ----------------------------------------------
                          Gifford R. Zimmerman
                          Chief Administrative Officer
                          (principal executive officer)

Date: July 9, 2008
    -------------------------------------------------------------------

By (Signature and Title)  /s/ Stephen D. Foy
                         ----------------------------------------------
                          Stephen D. Foy
                          Vice President and Controller
                          (principal financial officer)

Date: July 9, 2008
    -------------------------------------------------------------------